                                   Registration No. 33-17850
                                           File No. 811-5360

             SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, DC 20549

                         FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                [X]

Pre-Effective Amendment No. _____                                        [   ]

Post-Effective Amendment No. 30                                            [X]

                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

Amendment No. 26                                                           [X]

            OPPENHEIMER MAIN STREET FUNDS, INC.
     (Exact Name of Registrant as Specified in Charter)
------------------------------------------------------------

            6803 South Tucson Way, Centennial, Colorado 80112-3924

------------------------------------------------------------
    (Address of Principal Executive Offices) (Zip Code)

                        303-768-3200
------------------------------------------------------------
    (Registrant's Telephone Number, including Area Code)

                    Robert G. Zack, Esq.
                   OppenheimerFunds, Inc.

                 Two World Financial Center
                     225 Liberty Street

------------------------------------------------------------

                  New York, New York 10080
          (Name and Address of Agent for Service)

It is  proposed  that  this  filing  will  become  effective
(check appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b)
[X]   On October 23, 2003 pursuant to paragraph (b)
         ----------------
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On _____________ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On  _______________  pursuant to  paragraph  (a)(2) of
Rule 485

If appropriate, check the following box:

[  ]  This   post-effective   amendment   designates  a  new
      effective date for a previously  filed  post-effective
      amendment.

I:\LEGAL\N1A\700_(MainStreetFund)\2003\700 485(b) N1A Cover
Page Oct 03.doc

PROSPECTUS

Oppenheimer Main Street Fund(R)

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Prospectus dated October 23, 2003

                                         Oppenheimer Main Street Fund(R)is a
                                         mutual fund that seeks a high total
                                         return.  It currently invests mainly
                                         in common stocks.

                                         This Prospectus contains important
                                         information about the Fund's
                                         objective, its investment policies,
                                         strategies and risks.  It also
                                         contains important information about
                                         how to buy and sell shares of the Fund
                                         and other account features.  Please
                                         read this Prospectus carefully before
As with all mutual funds, the            you invest and keep it for future
Securities and Exchange Commission has   reference about your account.
not approved or disapproved the Fund's
securities nor has it determined that
this Prospectus is accurate or
complete.  It is a criminal offense to
represent otherwise.

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      (logo) OppenheimerFunds
      The Right Way to Invest

CONTENTS

                  A B O U T  T H E  F U N D

                  The Fund's Investment Objective and
Principal Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  A B O U T  Y O U R  A C C O U N T

                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class N Shares
                  Class Y Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Website
                  Automatic Withdrawal and Exchange Plans
                  Reinvestment Privilege
                  Retirement Plans

                  How to Sell Shares
                  By Wire
                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

A B O U T  T H E  F U N D

The Fund's Investment Objective and Principal Investment
Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks a
high total return.

WHAT DOES THE FUND INVEST IN?  The Fund currently invests
mainly in common stocks of U.S. companies of different
capitalization ranges, presently focusing on
large-capitalization issuers.  It also can buy debt
securities, such as bonds and debentures, but does not
currently emphasize these investments.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY
OR SELL?  In selecting securities for purchase or sale by
the Fund, the Fund's portfolio managers use an investment
process that combines quantitative models, fundamental
research about particular securities and individual
judgment.  While this process and the inter-relationship of
the factors used may change over time and its
implementation may vary in particular cases, in general the
selection process currently involves the use of:

   o  Multi-factor  quantitative  models:  These  include  a
      group of  "top-down"  models that analyze data such as
      relative valuations,  relative price trends,  interest
      rates  and the shape of the yield  curve.  These  help
      direct  portfolio  emphasis  by market  capitalization
      (small,  mid,  or  large),  industries,  and  value or
      growth  styles.  A group of "bottom  up" models  helps
      to rank stocks in a universe typically  including 3000
      stocks,  selecting stocks for relative  attractiveness
      by analyzing stock and company characteristics.
   o  Fundamental research: The portfolio managers use
      internal research and analysis by other market
      analysts, with emphasis on current company news and
      industry-related events.
   o  Judgment:  The portfolio is then continuously
      rebalanced by the portfolio managers, using the tools
      described above.

WHO IS THE FUND DESIGNED FOR?  The Fund is designed
primarily for investors seeking total return in their
investment over the long term, with the opportunity for
some current income.  Those investors should be willing to
assume the risks of short-term share price fluctuations
that are typical for a moderately aggressive fund focusing
mainly on stock investments.  Since the Fund's income level
will fluctuate and will likely be small, it is not designed
for investors needing an assured level of current income.
Because of its focus on long-term growth, the Fund may be
appropriate for a portion of a retirement plan investment.
The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree.  The Fund's
investments are subject to changes in their value from a
number of factors described below. There is also the risk
that poor security selection by the Fund's investment
Manager, OppenheimerFunds, Inc., will cause the Fund to
underperform other funds having a similar objective.

RISKS OF INVESTING IN STOCKS.  Stocks fluctuate in price,
and their short-term volatility at times may be great.
Because the Fund currently invests a substantial portion of
its assets in common stocks, the value of the Fund's
portfolio will be affected by changes in the stock markets.
Market risk will affect the Fund's net asset values per
share, which will fluctuate as the values of the Fund's
portfolio securities change.
      A variety of factors can affect the price of a
particular stock and the prices of individual stocks do not
all move in the same direction uniformly or at the same
time. Different stock markets may behave differently from
each other. In particular, because the Fund currently
focuses its stock investments in U.S. issuers, it will be
primarily affected by changes in U.S. stock markets.

      Other factors can affect a particular stock's price,
such as poor earnings reports by the issuer, loss of major
customers, major litigation against the issuer, or changes
in government regulations affecting the issuer or its
industry.  The Fund currently invests primarily in
securities of large companies, but can also buy securities
of small and medium-size companies, which may have more
volatile prices than stocks of large companies.

      At times, the Manager may increase the Fund's
emphasis of its investments in a particular industry
compared to the weighting of that industry in the S&P 500
Index which the Fund uses as a performance benchmark.  To
the extent that the Fund increases its emphasis on stocks
in a particular industry, its share values may fluctuate
more in response to events affecting that industry, such as
changes in economic conditions, government regulations,
availability of basic resources or supplies, or other
events that affect that industry more than others.

HOW RISKY IS THE FUND OVERALL? The risks described above
collectively form the overall risk profile of the Fund and
can affect the value of the Fund's investments, its
investment performance and the prices of its shares.
Particular investments and investment strategies also have
risks.  These risks mean that you can lose money by
investing in the Fund. When you redeem your shares, they
may be worth more or less than what you paid for them.
There is no assurance that the Fund will achieve its
investment objective.

      In the short term, the stock markets can be volatile,
and the price of the Fund's shares can go up and down.
While fixed-income securities have their own risks, and are
not currently emphasized by the Fund, they have the
potential to help cushion the Fund's total return from
changes in stock prices.  In the OppenheimerFunds spectrum,
the Fund is generally more conservative than aggressive
growth stock funds, but may be more volatile than
investment grade bond funds.

------------------------------------------------------------
An investment in the Fund is not a deposit of any bank and
is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.
------------------------------------------------------------

The Fund's Past Performance

The bar chart and table below show one measure of the risks
of investing in the Fund, by showing changes in the Fund's
performance (for its Class A shares) from year to year for
the last 10 calendar years and by showing how the average
annual total returns of the Fund's shares, both before and
after taxes, compare to those of a broad-based market
index.  The after tax returns for other classes of shares
will vary.

The after-tax returns are shown for Class A shares only and
are calculated using the historical highest individual
federal marginal income tax rates in effect during the
periods shown, and do not reflect the impact of state or
local taxes.    In certain cases, the figure representing
"Return After Taxes on Distributions and Sale of Fund
Shares" may be higher than the other return figures for the
same period.  A higher after-tax return results when a
capital loss occurs upon redemption and translates into an
assumed tax deduction that benefits the shareholder.  The
after-tax returns are calculated based on certain
assumptions mandated by regulation and your actual
after-tax returns may differ from those shown, depending on
your individual tax situation.  The after-tax returns set
forth below are not relevant to investors who hold their
fund shares through tax-deferred arrangements such as
401(k) plans or IRAs or to institutional investors not
subject to tax.  The Fund's past investment performance
both before and after taxes, is not necessarily an
indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing
annual total returns]

Sales charges and taxes are not included in the
calculations of return in this bar chart, and if those
charges and taxes were included, the returns may be less
than those shown.

For the period from 1/1/03 through 9/30/03, the cumulative
return (not annualized) before taxes for Class A shares was
13.58%.

During the period shown in the bar chart, the highest
return (not annualized) before taxes for a calendar quarter
was 22.06% (4th QTR 98) and the lowest return (not
annualized) before taxes for a calendar quarter was -16.50%
(3rd QTR 02).

   -------------------------------------------------------------------------------

   Average Annual Total                1 Year
   Returns for the periods Ended                   5 Years (or    10 Years (or
   December 31, 2002                                 Life of        Life of
                                                    Class, if      Class, if
                                                      less)          less)

   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------

   Class A Shares (inception          -24.05%         -1.70%         8.89%
   2/3/88)
   Return before taxes
   Return after taxes on
   distributions
   Return after taxes on              -24.27%         -2.68%         7.21%
   distributions and sale of fund     -14.65%         -1.25%         6.98%
   shares

   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------

   S&P 500 Index (reflects no         -22.09%         -0.58%         9.34%1
   deductions for fees, expenses
   or taxes)

   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------

   Class B Shares (inception          -24.05%         -1.60%         6.98%
   10/3/94)

   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------

   Class C Shares (inception          -20.80%         -1.27%         6.66%
   12/1/93)

   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------

   Class N Shares (inception          -20.28%        -13.75%          N/A
   3/1/01)

   -------------------------------------------------------------------------------
   ------------------------------------------------------------------------------

   Class Y Shares (inception          -19.29%         -0.34%         4.36%
   11/1/96)

   ------------------------------------------------------------------------------

1 From 12/31/92.
The Fund's average annual total returns in the table
include the applicable sales charges: for Class A, the
current maximum initial sales charge of 5.75%; for Class B
shares, the contingent deferred sales charges of 5%
(1-year), 2% (5-year); and for Class C and Class N shares,
the 1% contingent deferred sales charge for the 1-year
period. Because Class B shares convert to Class A shares 72
months after purchase, Class B "life-of-class" performance
does not include any contingent deferred sales charge and
uses Class A performance for the period after conversion.
There is no sales charge on Class Y shares. The returns
measure the performance of a hypothetical account and
assume that all dividends and capital gains distributions
have been reinvested in additional shares.  The performance
of the Fund's Class A shares is compared to the S&P 500
Index, an unmanaged index of equity securities.  The index
performance includes reinvestment of income but does not
reflect transaction costs, fees, expenses or taxes. The
Fund's investments vary from those in the index.

Fees and Expenses of the Fund

The following tables are provided to help you understand
the fees and expenses you may pay if you buy and hold
shares of the Fund. The Fund pays a variety of expenses
directly for management of its assets, administration,
distribution of its shares and other services.  Those
expenses are subtracted from the Fund's assets to calculate
the Fund's net asset values per share.  All shareholders
therefore pay those expenses indirectly.  Shareholders pay
other transaction expenses directly, such as sales charges.
 The numbers below are based on the Fund's expenses during
its fiscal year ended August 31, 2003.
Shareholder Fees (charges paid directly from your
investment):

-------------------------------------------------------------------------------
                          Class A   Class B    Class C     Class N  Class Y
                           Shares     Shares     Shares    Shares     Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Maximum Sales Charge
(Load) on purchases         5.75%      None       None      None       None
(as % of offering price)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as % of
the lower of the            None1      5%2        1%3        1%4       None
original offering price
or redemption proceeds)
-------------------------------------------------------------------------------
1.    A  contingent  deferred  sales  charge  may  apply  to
   redemptions   of   investments  of  $1  million  or  more
   ($500,000 for certain  retirement plan accounts) of Class
   A  shares.  See  "How  Can You Buy  Class A  Shares"  for
   details.
2.    Applies to redemptions  in first year after  purchase.
   The contingent  deferred  sales charge  declines to 1% in
   the sixth year and is eliminated after that.
3.    Applies  to  shares   redeemed  within  12  months  of
   purchase.

4.    Applies  to  shares   redeemed  within  18  months  of
   retirement plan's first purchase of Class N shares.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

--------------------------------------------------------------------------------
                          Class A    Class B   Class C     Class N   Class Y
                            Shares    Shares     Shares     Shares     Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Management Fees             0.46%      0.46%     0.46%      0.46%      0.46%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Distribution and/or          0.25%     1.00%      1.00%      0.50%      N/A
Service (12b-1) Fees

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Other Expenses               0.26%     0.35%      0.28%      0.27%     0.41%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Total Annual Operating       0.97%     1.81%      1.74%      1.23%     0.87%
Expenses

--------------------------------------------------------------------------------

Expenses may vary in future years.  "Other Expenses"
include transfer agent fees, custodial fees, and accounting
and legal expenses that the Fund pays.  The "Other
Expenses" in the table are based on, among other things,
the fees the Fund would have paid if the transfer agent had
not waived a portion of its fee under a voluntary
undertaking to the Fund to limit those fees to 0.35% of
average daily net assets per fiscal year for all classes.
Prior to November 1, 2002, the voluntary waiver for Class Y

                            -----------------------------------------------------

       was 0.25%.  All undertak1nYearay be am3nYearsr     5 Years     10 Years
withdrawn at any time.
After the waiver, the
actual "Other Expenses"
and "Total Annual
Operating Expenses" as
percentages of average
daily net assets were
0.22% and 1.18%, for Class
N shares and 0.37% and
0.83% for Class Y shares.
Class A, Class B and Class
C shares were the same as
shown above.
---------------------------

---------------------------

EXAMPLES.  The following
examples are intended to
help you compare the cost
of investing in the Fund
with the cost of investing
in other mutual funds.
The examples assume that
you invest $10,000 in a
class of shares of the
Fund for the time periods
indicated and reinvest
your dividends and
distributions.

      The first example
assumes that you redeem
all of your shares at the
end of those periods. The
second example assumes
that you keep your shares.
Both examples also assume
that your investment has a
5% return each year and
that the class's operating
expenses remain the same.
Your actual costs may be
higher or lower because
expenses will vary over
time. Based on these
assumptions your expenses
would be as follows:

If shares are redeemed:

                            -----------------------------------------------------
---------------------------------------------------------------------------------

Class A Shares                  $668          $866         $1,080      $1,696

============================
---------------------------------------------------------------------------------

Class B Shares                  $684          $869         $1,180      $1,7031

---------------------------------------------------------------------------------

Class C Shares                  $277          $548          $944       $2,052

---------------------------------------------------------------------------------

Class N Shares                  $225          $390          $676       $1,489

---------------------------------------------------------------------------------

Class Y Shares                   $89          $278          $482       $1,073

---------------------------------------------------------------------------------

If shares are not redeemed:    1 Year        3 Years      5 Years     10 Years

---------------------------------------------------------------------------------

Class A Shares                  $668          $866         $1,080      $1,696

---------------------------------------------------------------------------------

Class B Shares                  $184          $569          $980       $1,7031

---------------------------------------------------------------------------------

Class C Shares                  $177          $548          $944       $2,052

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class N Shares                  $125          $390          $676       $1,489

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class Y Shares                   $89          $278          $482       $1,073

---------------------------------------------------------------------------------

In the first example, expenses include the initial sales
charge for Class A and the applicable Class B, Class C or
Class N contingent deferred sales charges. In the second
example, the Class A expenses include the sales charge, but
Class B, Class C and Class N expenses do not include the
contingent deferred sales charges.
1. Class B expenses for years 7 through 10 are based on
Class A expenses, because Class B shares automatically
convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS.  The
allocation of the Fund's portfolio among different
investments will vary over time based upon the Manager's
evaluation of economic and market trends.  The Fund's
portfolio might not always include all of the different
types of investments described below.  The Statement of
Additional Information contains more detailed information
about the Fund's investment policies and risks.

      The Manager tries to reduce risks by carefully
researching securities before they are purchased.  The Fund
attempts to reduce its exposure to market risks by
diversifying its investments, that is, by not holding a
substantial amount of stock of any one company and by not
investing too great a percentage of the Fund's assets in
any one company.  Also, the Fund does not concentrate 25%
or more of its investments in any one industry. The share
prices of the Fund will change daily based on changes in
market prices of securities and market conditions and in
response to other economic events.  Additionally, the
income the securities pay can change at any time.

Stock Investments.  The Fund currently invests mainly in
      common stocks.  The Fund currently focuses on
      securities of issuers that have large
      capitalizations.  Historically their stock prices
      have tended to be less volatile than securities of
      smaller issuers.  However, the Fund can buy stocks of
      issuers in all capitalization ranges.
      "Capitalization" refers to the market value of all of
      the issuers' outstanding common stock.

Portfolio Turnover.  A change in the securities held by the
      Fund is known as "portfolio turnover."  The Fund can
      engage in active and frequent trading to try to
      achieve its objective, and may have a high portfolio
      turnover rate (for example, over 100%).  Increased
      portfolio turnover creates higher brokerage and
      transaction costs for the Fund.  If the Fund realizes
      capital gains when it sells its portfolio
      investments, it must generally pay those gains out to
      shareholders, increasing their taxable
      distributions.  The Financial Highlights table at the
      end of this Prospectus shows the Fund's portfolio
      turnover rate during prior fiscal years.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?
The Fund's Board of Directors can change non-fundamental
investment policies without shareholder approval, although
significant changes will be described in amendments to this
Prospectus.  Fundamental policies cannot be changed without
the approval of a majority of the Fund's outstanding voting
shares.  The Fund's investment objective is a fundamental
policy.  Other investment restrictions that are fundamental
policies are listed in the Statement of Additional
Information.  An investment policy is not fundamental
unless this Prospectus or the Statement of Additional
Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the
Fund can also use the investment techniques and strategies
described below.  The Fund might not always use all of
them.  These techniques have risks, although some are
designed to help reduce overall investment or market risks.

Debt Securities.  The mix of equities and debt securities
      in the Fund's portfolio will vary over time depending
      on the Manager's judgment about market and economic
      conditions.  The Fund's investments in debt
      securities can include securities issued or
      guaranteed by the U.S. government or its agencies and
      instrumentalities, and foreign and domestic corporate
      bonds, notes and debentures. They may be selected for
      their income possibilities, for liquidity and to help
      cushion fluctuations in the Fund's net asset values.

      The debt securities the Fund buys may be rated by
      nationally recognized rating organizations such as
      Moody's Investors Service, Inc. or Standard & Poor's
      Rating Service or they may be unrated securities
      assigned a comparable rating by the Manager.

o     Interest Rate Risks.  The values of debt securities
      are subject to change when prevailing interest rates
      change.  When interest rates fall, the value of
      already-issued debt securities generally rise.  When
      interest rates rise, the values of already-issued
      debt securities generally decline. The magnitude of
      these fluctuations will often be greater for
      longer-term debt securities than shorter-term debt
      securities.  The Fund's share prices can go up or
      down when interest rates change because of the effect
      of the changes on the value of the Fund's investments
      in debt securities.

o     Credit Risks.  Debt securities are subject to credit
      risks.  Credit risk is the risk that the issuer of a
      security might not make interest and principal
      payments on the security as they become due.  If the
      issuer fails to pay interest, the Fund's income might
      be reduced, and if the issuer fails to repay
      principal, the value of that security and of the
      Fund's shares may fall.

o     Special Credit Risks of Lower-Grade Securities. The
      Fund can invest up to 25% of its total assets in
      "lower-grade" securities commonly known as "junk
      bonds."  These are securities rated below "Baa" by
      Moody's Investors Service, Inc. or "BBB" by Standard
      & Poors Ratings Service or having similar ratings by
      other ratings organizations, or if unrated, assigned
      a comparable rating by the Manager. However, the Fund
      currently does not intend to invest more than 10% of
      its assets in lower-grade securities and cannot
      invest more than 10% of its total assets in
      lower-grade securities that are not convertible.

      Debt securities below investment grade, whether rated
      or unrated, have greater risks than investment-grade
      securities.  There may be less of a market for them
      and therefore they may be harder to value and sell at
      an acceptable price.  There is a relatively greater
      possibility that the issuer's earnings may be
      insufficient to make the payments of interest and
      principal when due.  These risks mean that the Fund's
      net asset value per share could be affected by
      declines in value of these securities.

Risks of Foreign Investing.  The Fund can buy securities of
      companies or governments in any country, developed or
      underdeveloped. While there is no limit on the amount
      of the Fund's assets that may be invested in foreign
      securities, the Manager does not currently plan to
      invest significant amounts of the Fund's assets in
      foreign securities. While foreign securities offer
      special investment opportunities, there are also
      special risks, such as the effects of a change in
      value of a foreign currency against the U.S. dollar,
      which will result in a change in the U.S. dollar
      value of securities denominated in that foreign
      currency.

Other Equity Securities.  Equity securities include common
      stocks, as well as "equity equivalents" such as
      preferred stocks and securities convertible into
      common stock.  Preferred stock has a set dividend
      rate and ranks after bonds and before common stocks
      in its claim for dividends and on assets if the
      issuer is liquidated or becomes bankrupt.  The
      Manager considers some convertible securities to be
      "equity equivalents" because of the conversion
      feature and in that case their rating has less impact
      on the investment decision than in the case of debt
      securities.

Illiquid and Restricted Securities.  Investments may be
      illiquid because they do not have an active trading
      market, making it difficult to value them or dispose
      of them promptly at an acceptable price. A restricted
      security is one that has a contractual restriction on
      its resale or which cannot be sold publicly until it
      is registered under the Securities Act of 1933. The
      Fund will not invest more than 10% of its net assets
      in illiquid or restricted securities (the Board can
      increase that limit to 15%).  Certain restricted
      securities that are eligible for resale to qualified
      institutional purchasers are not subject to that
      limit. The Manager monitors holdings of illiquid
      securities on an ongoing basis to determine whether
      to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of
      different kinds of "derivative" investments. In
      general terms, a derivative investment is an
      investment contract whose value depends on (or is
      derived from) the value of an underlying asset,
      interest rate or index. In the broadest sense,
      options, futures contracts, and other hedging
      instruments the Fund might use may be considered
      "derivative" investments.  The Fund currently does
      not use derivatives to a significant degree and is
      not required to use them in seeking its objective.

      Derivatives have risks. If the issuer of the
      derivative investment does not pay the amount due,
      the Fund can lose money on the investment. The
      underlying security or investment on which a
      derivative is based, and the derivative itself, may
      not perform the way the Manager expected it to. As a
      result of these risks the Fund could realize less
      principal or income from the investment than expected
      or its hedge might be unsuccessful. As a result, the
      Fund's share prices could fall.  Certain derivative
      investments held by the Fund might be illiquid.

 Hedging.  The Fund can buy and sell futures contracts, put
      and call options, forward contracts and options on
      futures and securities indices. These are all
      referred to as "hedging instruments."  Some of these
      strategies would hedge the Fund's portfolio against
      price fluctuations. Other hedging strategies, such as
      buying futures and call options, would tend to
      increase the Fund's exposure to the securities
      market.
      There are also special risks in particular hedging
      strategies.  Options trading involves the payment of
      premiums and can increase portfolio turnover.  If the
      Manager used a hedging instrument at the wrong time
      or judged market conditions incorrectly, the strategy
      could reduce the Fund's return.

Temporary Defensive and Interim Investments. In times of
      unstable adverse market or economic conditions, the
      Fund can invest up to 100% of its assets in temporary
      investments that are inconsistent with the Fund's
      principal investment strategies. Generally, they
      would be money market instruments, short-term debt
      securities, U.S. government securities, cash
      equivalents such as highly-rated commercial paper, or
      repurchase agreements. They can also include other
      investment grade debt securities.  The Fund may also
      hold these types of securities pending the investment
      of proceeds from the sale of Fund shares or portfolio
      securities or to meet anticipated redemptions of Fund
      shares. To the extent the Fund invests defensively in
      these securities, it may not achieve its investment
      objective.

How the Fund is Managed

THE MANAGER. The Manager chooses the Fund's investments and
handles its day-to-day business.  The Manager carries out
its duties, subject to the policies established by the
Fund's Board of Directors, under an investment advisory
agreement that states the Manager's responsibilities.  The
agreement sets the fees the Fund pays to the Manager and
describes the expenses that the Fund is responsible to pay
to conduct its business.

      The Manager has been an investment advisor since
January 1960.  The Manager and its subsidiaries and
controlled affiliates managed more than $135 billion in
assets as of September 30, 2003 including other Oppenheimer
funds, with more than 7 million shareholder accounts.  The
Manager is located at Two World Financial Center, 225
Liberty Street - 11th Floor, New York, New York 10080.

Portfolio Managers.  The Fund is co-managed by Nikolaos
      Monoyios and Marc Reinganum.  Mr. Monoyios is a Vice
      President of the Fund and of the Manager and an
      officer and portfolio manager of other Oppenheimer
      funds.  Prior to joining the Manager in 1998, Mr.
      Monoyios was a portfolio manager at Guardian Investor
      Services, the investment management subsidiary of The
      Guardian Life Insurance Company.  Dr. Reinganum is a
      Vice President of the Manager.  Prior to joining the
      Manager in September 2002, Dr. Reinganum was the Mary
      Jo Vaughn Rauscher Chair in Financial Investments at
      Southern Methodist University since 1995.  At
      Southern Methodist University he also served as the
      Director of the Finance Institute, Chairman of the
      Finance Department, President of the Faculty at the
      Cox School of Business and member of the Board of
      Trustee Investment Committee.

Advisory Fees.  Under the investment advisory agreement,
      the Fund pays the Manager an advisory fee at an
      annual rate that declines as the Fund's assets grow:
      0.65% of the first $200 million of average annual net
      assets of the Fund, 0.60% of the next $150 million,
      0.55% of the next $150 million, and 0.45% of average
      annual net assets in excess of $500 million.  The
      Fund's management fee for the period ended August 31,
      2003 was 0.46% of average annual net assets for each
      class of shares.

ABOUT your account

How to Buy Shares

You can buy shares several ways, as described below. The
Fund's Distributor, OppenheimerFunds Distributor, Inc., may
appoint servicing agents to accept purchase (and
redemption) orders. The Distributor, in its sole
discretion, may reject any purchase order for the Fund's
shares.

Buying Shares Through Your Dealer. You can buy shares
      through any dealer, broker or financial institution
      that has a sales agreement with the Distributor. Your
      dealer will place your order with the Distributor on
      your behalf.
Buying Shares Through the Distributor. Complete an
      OppenheimerFunds New Account Application and return
      it with a check payable to "OppenheimerFunds
      Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you don't list a dealer on the
      application, the Distributor will act as your agent
      in buying the shares. However, we recommend that you
      discuss your investment with a financial advisor
      before you make a purchase to be sure that the Fund
      is appropriate for you.
o     Paying by Federal Funds Wire. Shares purchased
      through the Distributor may be paid for by Federal
      Funds wire. The minimum investment is $2,500. Before
      sending a wire, call the Distributor's Wire
      Department at 1.800.225.5677 to notify the
      Distributor of the wire and to receive further
      instructions.
o     Buying Shares Through OppenheimerFunds AccountLink.
      With AccountLink, you pay for shares by electronic
      funds transfers from your bank account. Shares are
      purchased for your account by a transfer of money
      from your bank account through the Automated Clearing
      House (ACH) system. You can provide those
      instructions automatically, under an Asset Builder
      Plan, described below, or by telephone instructions
      using OppenheimerFunds PhoneLink, also described
      below. Please refer to "AccountLink," below for more
      details.
o     Buying Shares Through Asset Builder Plans. You may
      purchase shares of the Fund automatically each month
      from your account at a bank or other financial
      institution under an Asset Builder Plan with
      AccountLink. Details are in the Asset Builder
      Application and the Statement of Additional
      Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases,
you can buy Fund shares with a minimum initial investment
of $1,000 and make additional investments at any time with
as little as $50. There are reduced minimums available
under the following special investment plans:
o     If you establish one of the many types of retirement
      plan accounts that OppenheimerFunds offers, more
      fully described below under "Special Investor
      Services," you can start your account with as little
      as $500.
o     By using an Asset Builder Plan or Automatic Exchange
      Plan (details are in the Statement of Additional
      Information), or government allotment plan, you can
      make subsequent investments (after making the initial
      investment of $500) for as little as $50. For any
      type of account established under one of these plans
      prior to November 1, 2002, the minimum additional
      investment will remain $25.
o     The minimum investment requirement does not apply to
      reinvesting dividends from the Fund or other
      Oppenheimer funds (a list of them appears in the
      Statement of Additional Information, or you can ask
      your dealer or call the Transfer Agent), or
      reinvesting distributions from unit investment trusts
      that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their
offering price which is the net asset value per share plus
any initial sales charge that applies. The offering price
that applies to a purchase order is based on the next
calculation of the net asset value per share that is made
after the Distributor receives the purchase order at its
offices in Colorado, or after any agent appointed by the
Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of
      each class of shares as of the close of The New York
      Stock Exchange ("the Exchange"), on each day the
      Exchange is open for trading (referred to in this
      Prospectus as a "regular business day"). The Exchange
      normally closes at 4:00 P.M., Eastern time, but may
      close earlier on some days. All references to time in
      this Prospectus mean "Eastern time."

      The net asset value per share is determined by
      dividing the value of the Fund's net assets
      attributable to a class by the number of shares of
      that class that are outstanding. To determine net
      asset value, the Fund's Board of Directors has
      established procedures to value the Fund's
      securities, in general, based on market value. The
      Board has adopted special procedures for valuing
      illiquid and restricted securities and obligations
      for which market values cannot be readily obtained.
      Because some foreign securities trade in markets and
      on exchanges that operate on weekends and U.S.
      holidays, the values of some of the Fund's foreign
      investments may change on days when investors cannot
      buy or redeem Fund shares.

      If, after the close of the principal market on which
      a security held by the Fund is traded, and before the
      time the Fund's securities are priced that day, an
      event occurs that the Manager deems likely to cause a
      material change in the value of such security, the
      Fund's Board of Directors has authorized the Manager,
      subject to the Board's review, to ascertain a fair
      value for such security.  A security's valuation may
      differ depending on the method used for determining
      value.

The Offering Price. To receive the offering price for a
      particular day, in most cases the Distributor or its
      designated agent must receive your order by the time
      the Exchange closes that day. If your order is
      received on a day when the Exchange is closed or
      after it has closed, the order will receive the next
      offering price that is determined after your order is
      received.
Buying Through a Dealer. If you buy shares through a
      dealer, your dealer must receive the order by the
      close of the Exchange and transmit it to the
      Distributor so that it is received before the
      Distributor's close of business on a regular business
      day (normally 5:00 P.M.) to receive that day's
      offering price, unless your dealer has made
      alternative arrangements with the Distributor.
      Otherwise, the order will receive the next offering
      price that is determined.

------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers
investors five different classes of shares. The different
classes of shares represent investments in the same
portfolio of securities, but the classes are subject to
different expenses and will likely have different share
prices. When you buy shares, be sure to specify the class
of shares. If you do not choose a class, your investment
will be made in Class A shares.
------------------------------------------------------------

------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------

Class A Shares. If you buy Class A shares, you pay an
      initial sales charge (on investments up to $1 million
      for regular accounts or lesser amounts for certain
      retirement plans). The amount of that sales charge
      will vary depending on the amount you invest. The
      sales charge rates are listed in "How Can You Buy
      Class A Shares?" below.
------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales
      charge at the time of purchase, but you will pay an
      annual asset-based sales charge. If you sell your
      shares within 6 years of buying them, you will
      normally pay a contingent deferred sales charge. That
      contingent deferred sales charge varies depending on
      how long you own your shares, as described in "How
      Can You Buy Class B Shares?" below.
------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales
      charge at the time of purchase, but you will pay an
      annual asset-based sales charge. If you sell your
      shares within 12 months of buying them, you will
      normally pay a contingent deferred sales charge of
      1.0%, as described in "How Can You Buy Class C
      Shares?" below.
------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only
      through certain retirement plans), you pay no sales
      charge at the time of purchase, but you will pay an
      annual asset-based sales charge. If you sell your
      shares within 18 months of the retirement plan's
      first purchase of Class N shares, you may pay a
      contingent deferred sales charge of 1.0%, as
      described in "How Can You Buy Class N Shares?" below.
Class Y Shares. Class Y shares are offered only to certain
      institutional investors that have special agreements
      with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide
that the Fund is an appropriate investment for you, the
decision as to which class of shares is best suited to your
needs depends on a number of factors that you should
discuss with your financial advisor. Some factors to
consider are how much you plan to invest and how long you
plan to hold your investment. If your goals and objectives
change over time and you plan to purchase additional
shares, you should re-evaluate those factors to see if you
should consider another class of shares. The Fund's
operating costs that apply to a class of shares and the
effect of the different types of sales charges on your
investment will vary your investment results over time.

      The discussion below is not intended to be investment
advice or a recommendation, because each investor's
financial considerations are different. The discussion
below assumes that you will purchase only one class of
shares and not a combination of shares of different
classes. Of course, these examples are based on
approximations of the effects of current sales charges and
expenses projected over time, and do not detail all of the
considerations in selecting a class of shares. You should
analyze your options carefully with your financial advisor
before making that choice.

How Long Do You Expect to Hold Your Investment? While
      future financial needs cannot be predicted with
      certainty, knowing how long you expect to hold your
      investment will assist you in selecting the
      appropriate class of shares. Because of the effect of
      class-based expenses, your choice will also depend on
      how much you plan to invest. For example, the reduced
      sales charges available for larger purchases of Class
      A shares may, over time, offset the effect of paying
      an initial sales charge on your investment, compared
      to the effect over time of higher class-based
      expenses on shares of Class B, Class C or Class N.
      For retirement plans that qualify to purchase Class N
      shares, Class N shares will generally be more
      advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is
      meant to be a long-term investment, if you have a
      relatively short-term investment horizon (that is,
      you plan to hold your shares for not more than six
      years), you should most likely invest in Class A or
      Class C shares rather than Class B shares. That is
      because of the effect of the Class B contingent
      deferred sales charge if you redeem within six years,
      as well as the effect of the Class B asset-based
      sales charge on the investment return for that class
      in the short-term. Class C shares might be the
      appropriate choice (especially for investments of
      less than $100,000), because there is no initial
      sales charge on Class C shares, and the contingent
      deferred sales charge does not apply to amounts you
      sell after holding them one year.

      However, if you plan to invest more than $100,000 for
      the shorter term, then as your investment horizon
      increases toward six years, Class C shares might not
      be as advantageous as Class A shares. That is because
      the annual asset-based sales charge on Class C shares
      will have a greater impact on your account over the
      longer term than the reduced front-end sales charge
      available for larger purchases of Class A shares.

      And for non-retirement plan investors who invest $1
      million or more, in most cases Class A shares will be
      the most advantageous choice, no matter how long you
      intend to hold your shares. For that reason, the
      Distributor normally will not accept purchase orders
      of $500,000 or more of Class B shares or $1 million
      or more of Class C shares from a single investor.

o     Investing  for the Longer Term.  If you are  investing
      less than  $100,000 for the  longer-term,  for example
      for  retirement,  and do not expect to need  access to
      your  money  for seven  years or more,  Class B shares
      may be appropriate.

Are There  Differences  in Account  Features  That Matter to
      You?  Some  account  features  may not be available to
      Class  B,  Class  C and  Class N  shareholders.  Other
      features may not be  advisable  (because of the effect
      of the contingent  deferred sales charge) for Class B,
      Class  C and  Class  N  shareholders.  Therefore,  you
      should  carefully  review  how you  plan  to use  your
      investment  account  before  deciding  which  class of
      shares to buy.

      Additionally, the dividends payable to Class B, Class
      C and Class N shareholders will be reduced by the
      additional expenses borne by those classes that are
      not borne by Class A or Class Y shares, such as the
      Class B, Class C and Class N asset-based sales charge
      described below and in the Statement of Additional
      Information. Share certificates are only available
      for Class A shares. If you are considering using your
      shares as collateral for a loan, that may be a factor
      to consider.

How Do Share Classes Affect Payments to Your Broker? A
      financial advisor may receive different compensation
      for selling one class of shares than for selling
      another class. It is important to remember that Class
      B, Class C and Class N contingent deferred sales
      charges and asset-based sales charges have the same
      purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for
      concessions and expenses it pays to dealers and
      financial institutions for selling shares. The
      Distributor may pay additional compensation from its
      own resources to securities dealers or financial
      institutions based upon the value of shares of the
      Fund owned by the dealer or financial institution for
      its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C
to the Statement of Additional Information details the
conditions for the waiver of sales charges that apply in
certain cases, and the special sales charge rates that
apply to purchases of shares of the Fund by certain groups,
or under specified retirement plan arrangements or in other
special types of transactions. To receive a waiver or
special sales charge rate, you must advise the Distributor
when purchasing shares or the Transfer Agent when redeeming
shares that a special condition applies.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at
their offering price, which is normally net asset value
plus an initial sales charge. However, in some cases,
described below, purchases are not subject to an initial
sales charge, and the offering price will be the net asset
value. In other cases, reduced sales charges may be
available, as described below or in the Statement of
Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your
account.

      The sales charge varies depending on the amount of
your purchase. A portion of the sales charge may be
retained by the Distributor or allocated to your dealer as
a concession. The Distributor reserves the right to reallow
the entire concession to dealers. The current sales charge
rates and concessions paid to dealers and brokers are as
follows:

 ------------------------------------------------------------------------------

 Amount of Purchase       Front-End Sales  Front-End Sales   Concession As
                                           Charge As a
                          Charge As a      Percentage of
                          Percentage of    Net               Percentage of
                          Offering Price   Amount Invested   Offering Price

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Less than $25,000             5.75%             6.10%             4.75%

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 $25,000 or more but           5.50%             5.82%             4.75%
 less than $50,000

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 $50,000 or more but           4.75%             4.99%             4.00%
 less than $100,000

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 $100,000 or more but          3.75%             3.90%             3.00%
 less than $250,000

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million

 ------------------------------------------------------------------------------

Can You Reduce Class A Sales Charges? You may be eligible
      to buy Class A shares at reduced sales charge rates
      under the Fund's "Right of Accumulation" or a Letter
      of Intent, as described in "Reduced Sales Charges" in
      the Statement of Additional Information.

Class A Contingent Deferred Sales Charge. There is no
      initial sales charge on purchases of Class A shares
      of any one or more of the Oppenheimer funds
      aggregating $1 million or more, or on purchases of

--------------------------------------------------------------------------------

                     of any one or more ContingenteDeferred Sales Charge on
      funds by certain retirement
      plans that satisfied certain
      requirements prior to March 1,
      2001 ("grandfathered retirement
      accounts"). Qualified retirement
      plans (other than grandfathered
      retirement accounts, single
      401(k) plans, SEP IRAs, and
      SIMPLE IRAs) are not permitted
      to purchase Class A shares
      without an initial sales charge
      but are subject to a Class A
      contingent deferred sales charge
      as described below. The
      Distributor pays dealers of
      record concessions in an amount
      equal to 1.0% of purchases of $1
      million or more other than by
      grandfathered retirement
      accounts. For grandfathered
      retirement accounts, the
      concession is 0.75% of the first
      $2.5 million of purchases plus
      0.25% of purchases in excess of
      $2.5 million. In either case,
      the concession will not be paid
      on purchases of shares by
      exchange or that were previously
      subject to a front-end sales
      charge and dealer concession.

      If you redeem any of those
      shares within an 18-month
      "holding period" measured from
      the beginning of the calendar
      month of their purchase, a
      contingent deferred sales charge
      (called the "Class A contingent
      deferred sales charge") may be
      deducted from the redemption
      proceeds. That sales charge will
      be equal to 1.0% of the lesser
      of:
         the aggregate net asset value
         of the redeemed shares at the
         time of redemption (excluding
         shares purchased by
         reinvestment of dividends or
         capital gain distributions)
         or
         the original net asset value
            of the redeemed shares.

      The Class A contingent deferred
      sales charge will not exceed the
      aggregate amount of the
      concessions the Distributor paid
      to your dealer on all purchases
      of Class A shares of all
      Oppenheimer funds you made that   R
      were subject to the Class A       (
      contingent deferred sales charge.

Purchases by Certain Retirement Plans.
      There is no initial sales charge
      on purchases of Class A shares
      of any one or more Oppenheimer
      funds by retirement plans that
      have $10 million or more in plan
      assets and that have entered
      into a special agreement with
      the Distributor and by
      retirement plans which are part
      of a retirement plan product or
      platform offered by certain
      banks, broker-dealers, financial
      advisors, insurance companies or
      recordkeepers which have entered
      into a special agreement with
      the Distributor. The Distributor
      currently pays dealers of record
      concessions in an amount equal
      to 0.25% of the purchase price
      of Class A shares by those
      retirement plans from its own
      resources at the time of sale,
      subject to certain exceptions as
      described in the Statement of
      Additional Information. There is
      no contingent deferred sales
      charge upon the redemption of
      such shares.

HOW CAN YOU BUY CLASS B SHARES? Class
B shares are sold at net asset value
per share without an initial sales
charge. However, if Class B shares are
redeemed within six years from the
beginning of the calendar month of
their purchase, a contingent deferred
sales charge will be deducted from the
redemption proceeds. The Class B
contingent deferred sales charge is
paid to compensate the Distributor for   edemptions in That Year
its expenses of providing                As % of Amount Subject to Charge)
distribution-related services to the
Fund in connection with the sale of
Class B shares.

      The amount of the contingent
deferred sales charge will depend on
the number of years since you invested
and the dollar amount being redeemed,
according to the following schedule
for the Class B contingent deferred
sales charge holding period:

Years Since Beginning of Month in
Which Purchase Order was Accepted

--------------------------------------------------------------------------------
-------------------------------------------------------------------------------

0 - 1                                   5.0%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

1 - 2                                   4.0%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

2 - 3                                   3.0%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

3 - 4                                   3.0%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

4 - 5                                   2.0%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

5 - 6                                   1.0%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

More than 6                             None

-------------------------------------------------------------------------------

In the table,  a "year" is a 12-month  period.  In  applying the  contingent  deferred  sales  charge,  all purchases are considered to have been made on the first  regular  business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares
      automatically convert to Class A shares 72 months
      after you purchase them. This conversion feature
      relieves Class B shareholders of the asset-based
      sales charge that applies to Class B shares under the
      Class B Distribution and Service Plan, described
      below. The conversion is based on the relative net
      asset value of the two classes, and no sales load or
      other charge is imposed. When any Class B shares that
      you hold convert, any other Class B shares that were
      acquired by reinvesting dividends and distributions
      on the converted shares will also convert to Class A
      shares. For further information on the conversion
      feature and its tax implications, see "Class B
      Conversion" in the Statement of Additional
      Information.

How Can you Buy Class C Shares? Class C shares are sold at
net asset value per share without an initial sales charge.
However, if Class C shares are redeemed within a holding
period of 12 months from the beginning of the calendar
month of their purchase, a contingent deferred sales charge
of 1.0% will be deducted from the redemption proceeds. The
Class C contingent deferred sales charge is paid to
compensate the Distributor for its expenses of providing
distribution-related services to the Fund in connection
with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered
for sale to retirement plans (including IRAs and 403(b)
plans) that purchase $500,000 or more of Class N shares of
one or more Oppenheimer funds or to group retirement plans
(which do not include IRAs and 403(b) plans) that have
assets of $500,000 or more or 100 or more eligible
participants. See "Availability of Class N shares" in the
Statement of Additional Information for other circumstances
where Class N shares are available for purchase.

      Class N shares are sold at net asset value without an
initial sales charge. A contingent deferred sales charge of
1.0% will be imposed upon the redemption of Class N shares,
if:
o     The group retirement plan is terminated or Class N
      shares of all Oppenheimer funds are terminated as an
      investment option of the plan and Class N shares are
      redeemed within 18 months after the plan's first
      purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares
      are redeemed within 18 months of the plan's first
      purchase of Class N shares of any Oppenheimer fund.

      Retirement plans that offer Class N shares may impose
charges on plan participant accounts. The procedures for
buying, selling, exchanging and transferring the Fund's
other classes of shares (other than the time those orders
must be received by the Distributor or Transfer Agent in
Colorado) and the special account features applicable to
purchasers of those other classes of shares described
elsewhere in this Prospectus do not apply to Class N shares
offered through a group retirement plan. Instructions for
buying, selling, exchanging or transferring Class N shares
offered through a group retirement plan must be submitted
by the plan, not by plan participants for whose benefit the
shares are held.

Who Can Buy Class Y Shares? Class Y shares are sold at net
asset value per share without a sales charge directly to
institutional investors that have special agreements with
the Distributor for this purpose. They may include
insurance companies, registered investment companies and
employee benefit plans. Individual investors cannot buy
Class Y shares directly

      An institutional investor that buys Class Y shares
for its customers' accounts may impose charges on those
accounts. The procedures for buying, selling, exchanging
and transferring the Fund's other classes of shares (other
than the time those orders must be received by the
Distributor or Transfer Agent at their Colorado office) and
the special account features available to investors buying
those other classes of shares do not apply to Class Y
shares. Instructions for buying, selling, exchanging or
transferring Class Y shares must be submitted by the
institutional investor, not by its customers for whose
benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a
      Service Plan for Class A shares. It reimburses the
      Distributor for a portion of its costs incurred for
      services provided to accounts that hold Class A
      shares. Reimbursement is made quarterly at an annual
      rate of up to 0.25% of the average annual net assets
      of Class A shares of the Fund. The Distributor
      currently uses all of those fees to pay dealers,
      brokers, banks and other financial institutions
      quarterly for providing personal service and
      maintenance of accounts of their customers that hold
      Class A shares. With respect to Class A shares
      subject to a Class A contingent deferred sales charge
      purchased by grandfathered retirement accounts, the
      Distributor pays the 0.25% service fee to dealers in
      advance for the first year after the shares are sold
      by the dealer.  The Distributor retains the first
      year's service fee paid by the Fund.  After the
      shares have been held by grandfathered retirement
      accounts for a year, the Distributor pays the service
      fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and
      Class N Shares. The Fund has adopted Distribution and
      Service Plans for Class B, Class C and Class N shares
      to pay the Distributor for its services and costs in
      distributing Class B, Class C and Class N shares and
      servicing accounts. Under the plans, the Fund pays
      the Distributor an annual asset-based sales charge of
      0.75% on Class B and Class C shares and 0.25% on
      Class N shares. The Distributor also receives a
      service fee of 0.25% per year under the Class B,
      Class C and Class N plans.

      The asset-based sales charge and service fees
      increase Class B and Class C expenses by 1.0%  and
      increase Class N expenses by 0.50% of the net assets
      per year of the respective class. Because these fees
      are paid out of the Fund's assets on an on-going
      basis, over time these fees will increase the cost of
      your investment and may cost you more than other
      types of sales charges.

      The Distributor uses the service fees to compensate
      dealers for providing personal services for accounts
      that hold Class B, Class C or Class N shares. The
      Distributor normally pays the 0.25% service fees to
      dealers in advance for the first year after the
      shares are sold by the dealer. After the shares have
      been held for a year, the Distributor pays the
      service fees to dealers on a quarterly basis. The
      Distributor retains the service fees for accounts for
      which it renders the required personal services.

      The Distributor currently pays a sales concession of
      3.75% of the purchase price of Class B shares to
      dealers from its own resources at the time of sale.
      Including the advance of the service fee, the total
      amount paid by the Distributor to the dealer at the
      time of sale of Class B shares is therefore 4.00% of
      the purchase price. The Distributor normally retains
      the Class B asset-based sales charge.   See the
      Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of
      0.75% of the purchase price of Class C shares to
      dealers from its own resources at the time of sale.
      Including the advance of the service fee, the total
      amount paid by the Distributor to the dealer at the
      time of sale of Class C shares is therefore 1.0% of
      the purchase price. The Distributor pays the
      asset-based sales charge as an ongoing concession to
      the dealer on Class C shares that have been
      outstanding for a year or more. The Distributor
      normally retains the asset-based sales charge on
      Class C shares during the first year the shares are
      outstanding. See the Statement of Additional
      Information for exceptions.

      The Distributor currently pays a sales concession of
      0.75% of the purchase price of Class N shares to
      dealers from its own resources at the time of sale.
      Including the advance of the service fee, the total
      amount paid by the Distributor to the dealer at the
      time of sale of Class N shares is therefore 1.0% of
      the purchase price. The Distributor normally retains
      the asset-based sales charge on Class N shares. See
      the Statement of Additional Information for
      exceptions.

      Under certain circumstances, the Distributor will pay
      the full Class B, Class C or Class N asset-based
      sales charge and service fee to the dealer beginning
      in the first year after purchase of such shares in
      lieu of paying the dealer the sales concession and
      the advance of the first year's service fee at the
      time of purchase.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link
your Fund account with an account at a U.S. bank or other
financial institution. It must be an Automated Clearing
House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by
      telephone (through a service representative or by
      PhoneLink) or automatically under Asset Builder
      Plans, or
    o have the Transfer Agent send redemption proceeds or
      transmit dividends and distributions directly to your
      bank account. Please call the Transfer Agent for more
      information.

      You may purchase shares by telephone only after your
account has been established. To purchase shares in amounts
up to $250,000 through a telephone representative, call the
Distributor at 1.800.225.5677. The purchase payment will be
debited from your bank account.

      AccountLink privileges should be requested on your
Application or your dealer's settlement instructions if you
buy your shares through a dealer. After your account is
established, you can request AccountLink privileges by
sending signature-guaranteed instructions and proper
documentation to the Transfer Agent. AccountLink privileges
will apply to each shareholder listed in the registration
on your account as well as to your dealer representative of
record unless and until the Transfer Agent receives written
instructions terminating or changing those privileges.
After you establish AccountLink for your account, any
change of bank account information must be made by
signature-guaranteed instructions to the Transfer Agent
signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated
telephone system that enables shareholders to perform a
number of account transactions automatically using a
touch-tone phone. PhoneLink may be used on
already-established Fund accounts after you obtain a
Personal Identification Number (PIN), by calling the
PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to
      $100,000 by phone, by calling 1.800.225.5677. You
      must have established AccountLink privileges to link
      your bank account with the Fund to pay for these
      purchases.
Exchanging Shares. With the OppenheimerFunds Exchange
      Privilege, described below, you can exchange shares
      automatically by phone from your Fund account to
      another OppenheimerFunds account you have already
      established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone
      automatically by calling the PhoneLink number and the
      Fund will send the proceeds directly to your
      AccountLink bank account. Please refer to "How to
      Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send
requests for certain types of account transactions to the
Transfer Agent by fax (telecopier). Please call
1.800.225.5677 for information about which transactions may
be handled this way. Transaction requests submitted by fax
are subject to the same rules and restrictions as written
and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain
information about the Fund, as well as your account
balance, on the OppenheimerFunds Internet website, at
WWW.OPPENHEIMERFUNDS.COM. Additionally, shareholders listed
------------------------
in the account registration (and the dealer of record) may
perform certain account transactions through a special
section of that website. To perform account transactions or
obtain account information online, you must first obtain a
user I.D. and password on that website. If you do not want
to have Internet account transaction capability for your
account, please call the Transfer Agent at 1.800.225.5677.
At times, the website may be inaccessible or its
transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has
several plans that enable you to sell shares automatically
or exchange them to another OppenheimerFunds account on a
regular basis. Please call the Transfer Agent or consult
the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE. If you redeem some or all of your
Class A or Class B shares of the Fund, you have up to six
months to reinvest all or part of the redemption proceeds
in Class A shares of the Fund or other Oppenheimer funds
without paying a sales charge. This privilege applies only
to Class A shares that you purchased subject to an initial
sales charge and to Class A or Class B shares on which you
paid a contingent deferred sales charge when you redeemed
them. This privilege does not apply to Class C, Class N or
Class Y shares. You must be sure to ask the Distributor for
this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your
retirement plan account. If you participate in a plan
sponsored by your employer, the plan trustee or
administrator must buy the shares for your plan account.
The Distributor also offers a number of different
retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include
      regular IRAs, Roth IRAs, SIMPLE IRAs and rollover
      IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs
      for small business owners or self-employed
      individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for
      employees of eligible tax-exempt organizations, such
      as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for
      businesses.
Pension and Profit-Sharing Plans. These plans are designed
      for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds
retirement plan documents, which include applications and
important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any
regular business day. Your shares will be sold at the next
net asset value calculated after your order is received in
proper form (which means that it must comply with the
procedures described below) and is accepted by the Transfer
Agent. The Fund lets you sell your shares by writing a
letter, by wire, or by telephone. You can also set up
Automatic Withdrawal Plans to redeem shares on a regular
basis.  Redemption requests received after 4:00 p.m. (or
such earlier time as may be required by your financial
intermediary) will be priced at the net asset value at the
close of business on the next business day.  If you have
questions about any of these procedures, and especially if
you are redeeming shares in a special situation, such as
due to the death of the owner or from a retirement plan
account, please call the Transfer Agent first, at
1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect
      you and the Fund from fraud, the following redemption
      requests must be in writing and must include a
      signature guarantee (although there may be other
      situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a
      check
   o  The redemption check is not payable to all
      shareholders listed on the account statement
   o  The redemption check is not sent to the address of
      record on your account statement
   o  Shares are being transferred to a Fund account with a
      different owner or name
   o  Shares are being redeemed by someone (such as an
      Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer
      Agent will accept a guarantee of your signature by a
      number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings
      association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities,
      municipal securities or government securities, or
o     a U.S. national securities exchange, a registered
      securities association or a clearing agency.
      If you are signing on behalf of a corporation,
      partnership or other business or as a fiduciary, you
      must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to
      sell shares in an OppenheimerFunds retirement plan
      account. Call the Transfer Agent for a distribution
      request form. Special income tax withholding
      requirements apply to distributions from retirement
      plans. You must submit a withholding form with your
      redemption request to avoid delay in getting your
      money and if you do not want tax withheld. If your
      employer holds your retirement plan account for you
      in the name of the plan, you must ask the plan
      trustee or administrator to request the sale of the
      Fund shares in your plan account.

Sending Redemption Proceeds by Wire. While the Fund
      normally sends your money by check, you can arrange
      to have the proceeds of shares you sell sent by
      Federal Funds wire to a bank account you designate.
      It must be a commercial bank that is a member of the
      Federal Reserve wire system. The minimum redemption
      you can have sent by wire is $2,500. There is a $10
      fee for each request. To find out how to set up this
      feature on your account or to arrange a wire, call
      the Transfer Agent at 1.800.225.5677.

HOW DO you SELL SHARES BY MAIL? Write a letter of
instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as
      the account is registered, and
   o  Any special documents requested by the Transfer Agent
      to assure proper authorization of the person asking
      to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer
representative of record may also sell your shares by
telephone. To receive the redemption price calculated on a
particular regular business day, your call must be received
by the Transfer Agent by the close of the Exchange that
day, which is normally 4:00 P.M., but may be earlier on
some days. You may not redeem shares held in an
OppenheimerFunds-sponsored qualified retirement plan
account or under a share certificate by telephone.
   o  To redeem shares through a service representative or
      automatically on PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent
to the address on the account statement, or, if you have
linked your Fund account to your bank account on
AccountLink, you may have the proceeds sent to that bank
account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be
      redeemed by telephone in any seven-day period. The
      check must be payable to all owners of record of the
      shares and must be sent to the address on the account
      statement. This service is not available within 30
      days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There
      are no dollar limits on telephone redemption proceeds
      sent to a bank account designated when you establish
      AccountLink. Normally the ACH transfer to your bank
      is initiated on the business day after the
      redemption. You do not receive dividends on the
      proceeds of the shares you redeemed while they are
      waiting to be transferred.

      If you have requested Federal Funds wire privileges
      for your account, the wire of the redemption proceeds
      will normally be transmitted on the next bank
      business day after the shares are redeemed. There is
      a possibility that the wire may be delayed up to
      seven days to enable the Fund to sell securities to
      pay the redemption proceeds. No dividends are accrued
      or paid on the proceeds of shares that have been
      redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES  THROUGH  your DEALER?  The  Distributor
has  made   arrangements  to  repurchase  Fund  shares  from
dealers  and brokers on behalf of their  customers.  Brokers or dealers may charge for that  service.  If your shares are held in the  name of  your  dealer,  you  must  redeem  them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS.
If you purchase shares subject to a Class A, Class B, Class
C or Class N contingent deferred sales charge and redeem
any of those shares during the applicable holding period
for the class of shares, the contingent deferred sales
charge will be deducted from the redemption proceeds
(unless you are eligible for a waiver of that sales charge
based on the categories listed in Appendix C to the
Statement of Additional Information and you advise the
Transfer Agent of your eligibility for the waiver when you
place your redemption request.)

      A  contingent  deferred  sales charge will be based on
the lesser of the net asset value of the redeemed  shares at the time of  redemption  or the original net asset value.  A contingent deferred sales charge is not imposed on:
o     the amount of your  account  value  represented  by an
      increase in net asset value over the initial  purchase
      price,
o     shares  purchased by the  reinvestment of dividends or
      capital gains distributions, or
o     shares   redeemed   in   the   special   circumstances
      described   in   Appendix  C  to  the   Statement   of
      Additional Information.
      To determine whether a contingent deferred sales
charge applies to a redemption, the Fund redeems shares in
the following order:
   1. shares acquired by reinvestment of dividends and
      capital gains distributions,
   2. shares held for the holding period that applies to
      the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged
when you exchange shares of the Fund for shares of other
Oppenheimer funds. However, if you exchange them within the
applicable contingent deferred sales charge holding period,
the holding period will carry over to the fund whose shares
you acquire. Similarly, if you acquire shares of this Fund
by exchanging shares of another Oppenheimer fund that are
still subject to a contingent deferred sales charge holding
period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain
Oppenheimer funds at net asset value per share at the time
of exchange, without sales charge. Shares of the Fund can
be purchased by exchange of shares of other Oppenheimer
funds on the same basis. To exchange shares, you must meet
several conditions:
   o  Shares of the fund selected for exchange must be
      available for sale in your state of residence.
   o  The prospectuses of both funds must offer the
      exchange privilege.
   o  You must hold the shares you buy when you establish
      your account for at least seven days before you can
      exchange them. After the account is open seven days,
      you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for
      the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and
      read its prospectus.
      Shares of a particular class of the Fund may be
exchanged only for shares of the same class in the other
Oppenheimer funds. For example, you can exchange Class A
shares of this Fund only for Class A shares of another
fund. In some cases, sales charges may be imposed on
exchange transactions. For tax purposes, exchanges of
shares involve a sale of the shares of the fund you own and
a purchase of the shares of the other fund, which may
result in a capital gain or loss. Please refer to "How to
Exchange Shares" in the Statement of Additional Information
for more details.

      You can find a list of Oppenheimer funds currently
available for exchanges in the Statement of Additional
Information or obtain one by calling a service
representative at 1.800.225.5677. That list can change from
time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be
requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds
      Exchange Request form, signed by all owners of the
      account. Send it to the Transfer Agent at the address
      on the back cover. Exchanges of shares held under
      certificates cannot be processed unless the Transfer
      Agent receives the certificates with the request.
Telephone  Exchange  Requests.  Telephone  exchange requests
      may   be   made    either   by   calling   a   service
      representative  or by using  PhoneLink  for  automated
      exchanges   by   calling   1.800.225.5677.   Telephone
      exchanges  may be made only between  accounts that are
      registered  with the same name(s) and address.  Shares
      held  under  certificates  may  not  be  exchanged  by
      telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain
exchange policies you should be aware of:
o     Shares are redeemed from one fund and purchased from
      the other fund in the exchange transaction on the
      same regular business day on which the Transfer Agent
      receives an exchange request that conforms to the
      policies described above. It must be received by the
      close of the Exchange that day, which is normally
      4:00 P.M. but may be earlier on some days.
o     The interests of the Fund's long-term shareholders
      and its ability to manage its investments may be
      adversely affected when its shares are repeatedly
      bought and sold in response to short-term market
      fluctuations--also known as "market timing." When
      large dollar amounts are involved, the Fund may have
      difficulty implementing long-term investment
      strategies, because it cannot predict how much cash
      it will have to invest. Market timing also may force
      the Fund to sell portfolio securities at
      disadvantageous times to raise the cash needed to buy
      a market timer's Fund shares. These factors may hurt
      the Fund's performance and its shareholders. When the
      Manager believes frequent trading would have a
      disruptive effect on the Fund's ability to manage its
      investments, the Manager and the Fund may reject
      purchase orders and exchanges into the Fund by any
      person, group or account that the Manager believes to
      be a market timer. All accounts under common
      ownership or control within the Oppenheimer funds
      complex may be counted together for purposes of
      determining market timing with respect to any
      exchange involving this Fund.
   o  The Fund may amend, suspend or terminate the exchange
      privilege at any time. The Fund may refuse any
      exchange order and is currently not obligated to
      provide notice before rejecting an exchange order.
   o  If the Transfer Agent cannot exchange all the shares
      you request because of a restriction cited above,
      only the shares eligible for exchange will be
      exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures
for buying, selling and exchanging shares is contained in
the Statement of Additional Information.
A $12 annual fee is assessed on any account valued at less
      than $500. The fee is automatically deducted from
      accounts annually on or about the second to last
      business day of September. See the Statement of
      Additional Information, or existing shareholders may
      visit the OppenheimerFunds website, to learn how you
      can avoid this fee and for circumstances when this
      fee will not be assessed.
The offering of shares may be suspended during any period
      in which the determination of net asset value is
      suspended, and the offering may be suspended by the
      Board of Directors at any time the Board believes it
      is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions
      or exchanges may be modified, suspended or terminated
      by the Fund at any time. The Fund will provide you
      notice whenever it is required to do so by applicable
      law. If an account has more than one owner, the Fund
      and the Transfer Agent may rely on the instructions
      of any one owner. Telephone privileges apply to each
      owner of the account and the dealer representative of
      record for the account unless the Transfer Agent
      receives cancellation instructions from an owner of
      the account.
The Transfer Agent will record any telephone calls to
      verify data concerning transactions and has adopted
      other procedures to confirm that telephone
      instructions are genuine, by requiring callers to
      provide tax identification numbers and other account
      data or by using PINs, and by confirming such
      transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses
      arising out of telephone instructions reasonably
      believed to be genuine.
Redemption or transfer requests will not be honored until
      the Transfer Agent receives all required documents in
      proper form. From time to time, the Transfer Agent in
      its discretion may waive certain of the requirements
      for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients
      by participating in NETWORKING through the National
      Securities Clearing Corporation are responsible for
      obtaining their clients' permission to perform those
      transactions, and are responsible to their clients
      who are shareholders of the Fund if the dealer
      performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day
      because the value of the securities in the Fund's
      portfolio fluctuates. The redemption price, which is
      the net asset value per share, will normally differ
      for each class of shares. The redemption value of
      your shares may be more or less than their original
      cost.
Payment for redeemed shares ordinarily is made in cash. It
      is forwarded by check, or through AccountLink or by
      Federal Funds wire (as elected by the shareholder)
      within seven days after the Transfer Agent receives
      redemption instructions in proper form. However,
      under unusual circumstances determined by the
      Securities and Exchange Commission, payment may be
      delayed or suspended. For accounts registered in the
      name of a broker-dealer, payment will normally be
      forwarded within three business days after
      redemption.
The Transfer Agent may delay processing any type of
      redemption payment as described under "How to Sell
      Shares" for recently purchased shares, but only until
      the purchase payment has cleared. That delay may be
      as much as 10 days from the date the shares were
      purchased. That delay may be avoided if you purchase
      shares by Federal Funds wire or certified check, or
      arrange with your bank to provide telephone or
      written assurance to the Transfer Agent that your
      purchase payment has cleared.
Involuntary redemptions of small accounts may be made by
      the Fund if the account value has fallen below $500
      for reasons other than the fact that the market value
      of shares has dropped. In some cases, involuntary
      redemptions may be made to repay the Distributor for
      losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual
      circumstances (such as a lack of liquidity in the
      Fund's portfolio to meet redemptions). This means
      that the redemption proceeds will be paid with liquid
      securities from the Fund's portfolio. If the Fund
      redeems your shares in-kind, you may bear transaction
      costs and will bear market risks until such time as
      such securities are converted into cash.
Federal regulations may require the Fund to obtain your
      name, your date of birth (for a natural person), your
      residential street address or principal place of
      business and your Social Security number, Employer
      Identification Number or other government issued
      identification when you open an account. Additional
      information may be required in certain circumstances
      or to open corporate accounts.  The Fund or the
      Transfer Agent may use this information to attempt to
      verify your identity.  The Fund may not be able to
      establish an account if the necessary information is
      not received.  The Fund may also place limits on
      account transactions while it is in the process of
      attempting to verify your identity.  Additionally, if
      the Fund is unable to verify your identity after your
      account is established, the Fund may be required to
      redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied
      against taxable dividends, distributions and
      redemption proceeds (including exchanges) if you fail
      to furnish the Fund your correct, certified Social
      Security or Employer Identification Number when you
      sign your application, or if you under-report your
      income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to
      households, the Fund will mail only one copy of each
      prospectus, annual and semi-annual report and annual
      notice of the Fund's privacy policy to shareholders
      having the same last name and address on the Fund's
      records. The consolidation of these mailings, called
      householding, benefits the Fund through reduced
      mailing expense.

      If you want to receive multiple copies of these
      materials, you may call the Transfer Agent at
      1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses,
      reports and privacy notices will be sent to you
      commencing within 30 days after the Transfer Agent
      receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends.  The Fund intends to declare dividends separately for each class of shares  from net  investment  income on an annual basis and to pay them to  shareholders in December on a date  selected by the Board of  Directors.  Dividends  and distributions  paid to  Class  A and  Class  Y  shares  will generally be higher than  dividends for Class B, Class C and
Class N shares,  which  normally  have higher  expenses than
Class A and  Class Y. The  Fund has no fixed  dividend  rate and  cannot  guarantee  that it will  pay any  dividends  or distributions.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When
you open your account, specify on your application how you
want to receive your dividends and distributions. You have
four options:
Reinvest All Distributions in the Fund. You can elect to
      reinvest all dividends and capital gains
      distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to
      reinvest some distributions (dividends, short-term
      capital gains or long-term capital gains
      distributions) in the Fund while receiving the other
      types of distributions by check or having them sent
      to your bank account through AccountLink.
Receive All Distributions in Cash. You can elect to receive
      a check for all dividends and capital gains
      distributions or have them sent to your bank through
      AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds
      Account. You can reinvest all distributions in the
      same class of shares of another OppenheimerFunds
      account you have established.

TAXES. If your shares are not held in a tax-deferred
retirement account, you should be aware of the following
tax implications of investing in the Fund. Distributions
are subject to federal income tax and may be subject to
state or local taxes. Dividends paid from short-term
capital gains and net investment income are taxable as
ordinary income. Long-term capital gains are taxable as
long-term capital gains when distributed to shareholders.
It does not matter how long you have held your shares.
Whether you reinvest your distributions in additional
shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a
statement showing the amount of any taxable distribution
you received in the previous year. Any long-term capital
gains will be separately identified in the tax information
the Fund sends you after the end of the calendar year.

Avoid "Buying a Distribution." If you buy shares on or just
      before the ex-dividend date, or just before the Fund
      declares a capital gains distribution, you will pay
      the full price for the shares and then receive a
      portion of the price back as a taxable dividend or
      capital gain.
Remember, There May be Taxes on Transactions. Because the
      Fund's share prices fluctuate, you may have a capital
      gain or loss when you sell or exchange your shares. A
      capital gain or loss is the difference between the
      price you paid for the shares and the price you
      received when you sold them. Any capital gain is
      subject to capital gains tax.
Returns of Capital Can Occur. In certain cases,
      distributions made by the Fund may be considered a
      non-taxable return of capital to shareholders. If
      that occurs, it will be identified in notices to
      shareholders.

      This  information is only a summary of certain federal
income tax  information  about your  investment.  You should consult  with  your  tax  advisor  about  the  effect  of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you
understand the Fund's financial performance for the past
five fiscal years. Certain information reflects financial
results for a single Fund share. The total returns in the
table represent the rate that an investor would have earned
(or lost) on an investment in the Fund (assuming
reinvestment of all dividends and distributions). This
information has been audited by Deloitte & Touche LLP, the
Fund's independent auditors, whose report, along with the
Fund's financial statements, is included in the Statement
of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS

 Class A    Year Ended August 31,                 2003        2002          2001         2000         1999
------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period           $27.90       $32.15       $45.41       $42.89       $32.32
------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .22          .16          .14          .21          .19
 Net realized and unrealized gain (loss)          1.69        (4.29)      (11.18)        6.79        12.03
                                                ------------------------------------------------------------
 Total from investment operations                 1.91        (4.13)      (11.04)        7.00        12.22
------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.19)        (.07)        (.12)          --         (.15)
 Distributions from net realized gain               --         (.05)       (2.10)       (4.48)       (1.50)
                                                ------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                  (.19)        (.12)       (2.22)       (4.48)       (1.65)
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $29.62       $27.90       $32.15       $45.41       $42.89
                                                ============================================================

------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1               6.93%      (12.90)%     (24.85)%      17.74%       38.62%

------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)   $7,033,312   $6,443,983   $7,320,747   $9,264,943   $7,723,607
------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $6,310,359   $7,203,226   $7,954,409   $8,428,173   $6,721,568
------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                            0.87%        0.52%        0.47%        0.54%        0.50%
 Total expenses                                   0.97% 3      0.99% 3      0.86% 3      0.90% 3      0.91% 3
------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            94%          78%          76%          73%          72%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

                        24 | OPPENHEIMER MAIN STREET FUND

 Class B    Year Ended August 31,                 2003         2002         2001         2000         1999
------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period           $27.04       $31.34       $44.50       $42.42       $32.07
------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                              (.13)        (.20)        (.13)        (.08)        (.08)
 Net realized and unrealized gain (loss)          1.77        (4.05)      (10.93)        6.64        11.93
                                               -------------------------------------------------------------
 Total from investment operations                 1.64        (4.25)      (11.06)        6.56        11.85
------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               --           --           --           --           --
 Distributions from net realized gain               --         (.05)       (2.10)       (4.48)       (1.50)
                                               -------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    --         (.05)       (2.10)       (4.48)       (1.50)
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $28.68       $27.04       $31.34       $44.50       $42.42
                                               =============================================================

------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1               6.06%      (13.58)%     (25.39)%      16.84%       37.62%

------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)   $2,941,765   $3,510,800   $5,404,510   $8,367,040   $7,072,718
------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $2,964,666   $4,607,653   $6,630,335   $7,628,232   $5,930,303
------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                     0.04%       (0.25)%      (0.29)%      (0.22)%      (0.26)%
 Total expenses                                   1.81% 3      1.75% 3      1.61% 3      1.66% 3      1.66% 3
------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            94%          78%          76%          73%          72%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

                        25 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS  Continued

 Class C   Year Ended August 31,                  2003         2002         2001         2000         1999
------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period          $ 27.03      $ 31.33      $ 44.50      $ 42.41      $ 32.07
------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                       --         (.11)        (.11)        (.08)        (.09)
 Net realized and unrealized gain (loss)          1.66        (4.14)      (10.96)        6.65        11.93
                                               -------------------------------------------------------------
 Total from investment operations                 1.66        (4.25)      (11.07)        6.57        11.84
------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               --           --           --           --           --
 Distributions from net realized gain               --         (.05)       (2.10)       (4.48)       (1.50)
                                               -------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    --         (.05)       (2.10)       (4.48)       (1.50)
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $28.69       $27.03       $31.33       $44.50       $42.41
                                               =============================================================

------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1               6.14%      (13.58)%     (25.42)%      16.87%       37.59%

------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)   $1,188,826   $1,198,517   $1,562,452   $2,213,568   $1,850,787
------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $1,111,131   $1,432,566   $1,825,540   $2,004,263   $1,583,189
------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                     0.09%       (0.24)%      (0.29)%      (0.23)%      (0.25)%
 Total expenses                                   1.74% 3      1.75% 3      1.61% 3      1.67% 3      1.66% 3
------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            94%          78%          76%          73%          72%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

                        26 | OPPENHEIMER MAIN STREET FUND

 Class N    Year Ended August 31,                           2003      2002      2001 1
---------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                    $ 27.72   $ 32.09   $ 34.36
---------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                       .20       .12       .02
 Net realized and unrealized gain (loss)                    1.65     (4.31)    (2.29)
                                                          -----------------------------
 Total from investment operations                           1.85     (4.19)    (2.27)
---------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       (.24)     (.13)       --
 Distributions from net realized gain                         --      (.05)       --
                                                          -----------------------------
 Total dividends and/or distributions
 to shareholders                                            (.24)     (.18)       --
---------------------------------------------------------------------------------------
 Net asset value, end of period                           $29.33    $27.72    $32.09
                                                          =============================

---------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                         6.78%   (13.15)%   (6.61)%

---------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                $79,188   $43,464    $7,641
---------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $60,950   $28,141    $2,672
---------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                      0.65%     0.28%     0.36%
 Total expenses                                             1.23%     1.24%     1.16%
 Expenses after expense reimbursement or fee waiver
 and reduction to custodian expenses                        1.18%      N/A 4     N/A 4
---------------------------------------------------------------------------------------
 Portfolio turnover rate                                      94%       78%       76%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

                        27 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

 Class Y    Year Ended August 31                2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period         $28.02     $32.28     $45.64     $43.00     $32.38
--------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                           .11        .19        .17        .24        .24
 Net realized and unrealized gain (loss)        1.86      (4.28)    (11.22)      6.88      12.07
                                              ----------------------------------------------------
 Total from investment operations               1.97      (4.09)    (11.05)      7.12      12.31
--------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income           (.24)      (.12)      (.21)        --       (.19)
 Distributions from net realized gain             --       (.05)     (2.10)     (4.48)     (1.50)
                                              ----------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                (.24)      (.17)     (2.31)     (4.48)     (1.69)
--------------------------------------------------------------------------------------------------
 Net asset value, end of period               $29.75     $28.02     $32.28     $45.64     $43.00
                                              ====================================================

--------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1             7.11%    (12.74)%   (24.76)%    18.00%     38.84%

--------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)   $441,460   $225,298   $225,475   $260,289   $148,397
--------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $242,029   $227,835   $239,222   $205,586   $ 99,155
--------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                          1.01%      0.74%      0.60%      0.77%      0.63%
 Total expenses                                 0.87%      0.92%      0.79% 3    0.66%      0.77%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                             0.83%      0.78%      0.73%       N/A 4      N/A 4
--------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          94%        78%        76%        73%        72%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.
4. Reduction to custodian expenses less than 0.01%.

INFORMATION AND SERVICES

For More Information on Oppenheimer Main Street Fund(R)
The following additional information about the Fund is
available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes
additional information about the Fund's investment
policies, risks, and operations. It is incorporated by
reference into this Prospectus (which means it is legally
part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information
about the Fund's investments and performance is available
in the Fund's Annual and Semi-Annual Reports to
shareholders. The Annual Report includes a discussion of
market conditions and investment strategies that
significantly affected the Fund's performance during its
last fiscal year.

How to Get More Information
You can request the Statement of Additional Information,
the Annual and Semi-Annual Reports, the notice explaining
the Fund's privacy policy and other information about the
Fund or your account:

------------------------------------------------------------------------------

By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)

------------------------------------------------------------------------------
------------------------------------------------------------------------------

By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270

------------------------------------------------------------------------------
------------------------------------------------------------------------------

On the Internet:              You can send us a request by e-mail or read or
                              down-load documents on the OppenheimerFunds
                              website: WWW.OPPENHEIMERFUNDS.COM
                                       ------------------------

------------------------------------------------------------------------------

Information about the Fund including the Statement of
Additional Information can be reviewed and copied at the
SEC's Public Reference Room in Washington, D.C. Information
on the operation of the Public Reference Room may be
obtained by calling the SEC at 1.202.942.8090.  Reports and
other information about the Fund are available on the EDGAR
database on the SEC's Internet website at WWW.SEC.GOV.
                                          -----------
Copies may be obtained after payment of a duplicating fee
by electronic request at the SEC's e-mail address:
publicinfo@sec.gov or by writing to the SEC's Public
Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about
the Fund or to make any representations about the Fund
other than what is contained in this Prospectus. This
Prospectus is not an offer to sell shares of the Fund, nor
a solicitation of an offer to buy shares of the Fund, to
any person in any state or other jurisdiction where it is
unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]
OppenheimerFunds Distributor, Inc.
The Fund's SEC File No. 811-5360
PR0700.001.1003
Printed on recycled paper

               APPENDIX TO THE PROSPECTUS OF
               OPPENHEIMER MAIN STREET FUND(R)

      Graphic material included in the Prospectus of
Oppenheimer Main Street Fund ("the Fund") "Annual Total
Returns (Class A)(% as of 12/31 each year)":

      A bar chart will be included in the Prospectus of the
Fund depicting the annual total returns of a hypothetical
investment in Class A shares of the Fund for each of the
ten most recent calendar years, without deducting sales
charges. Set forth below are the relevant data points that
will appear in the bar chart:

--------------------------------------------------------------------

Calendar Year Ended:             Annual Total Returns

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/93                         35.38%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/94                         -1.53%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/95                         30.77%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/96                         15.70%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/97                         26.59%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/98                         25.19%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/99                         17.12%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/00                         - 7.94%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/01                         -10.46%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/02                         -19.42%

--------------------------------------------------------------------

SAI

Oppenheimer Main Street Fund(R)

6803 South Tucson Way, Centennial, Colorado 80112-3924

1.800.CALL OPP (225.5677)

Statement of Additional Information dated October 23, 2003

      This Statement of Additional Information is not a
prospectus.  This document contains additional information
about the Fund and supplements information in the
Prospectus dated October 23, 2003.  It should be read
together with the Prospectus, which may be obtained by
writing to the Fund's Transfer Agent, OppenheimerFunds
Services, at P.O. Box 5270, Denver, Colorado 80217, or by
calling the Transfer Agent at the toll-free number shown
above, or by downloading it from the OppenheimerFunds
Internet website at www.oppenheimerfunds.com.

Contents
                                                                        Page
About the Fund
Additional  Information About the Fund's Investment Policies
and Risks...................................................................
    The Fund's Investment Policies..........................................
    Other Investment Techniques and Strategies..............................
    Investment Restrictions.................................................
How the Fund is Managed ....................................................
Organization and History....................................................
    Directors and Officers of the Fund......................................
    The Manager.............................................................
Brokerage Policies of the Fund..............................................
Distribution and Service Plans..............................................
Performance of the Fund.....................................................

About Your Account
How To Buy Shares...........................................................
How To Sell Shares..........................................................
How To Exchange Shares......................................................
Dividends, Capital Gains and Taxes..........................................
Additional Information About the Fund.......................................

Financial Information About the Fund
Independent Auditors' Report................................................
Financial Statements........................................................

------------------------------------------------------------

A B O U T  T H E  F U N D
------------------------------------------------------------

Additional Information About the Fund's Investment Policies
and Risks

The investment objective, the principal investment policies
and the main risks of the Fund are described in the
Prospectus. This Statement of Additional Information
contains supplemental information about those policies and
risks and the types of securities that the Fund's
investment Manager, OppenheimerFunds, Inc., can select for
the Fund. Additional information is also provided about the
strategies that the Fund can use to try to achieve its
objective.

The Fund's Principal Investment Policies.  The composition
of the Fund's portfolio and the techniques and strategies
that the Fund's Manager can use in selecting portfolio
securities will vary over time.  The Fund is not required
to use any of the investment techniques and strategies
described below at all times in seeking its goal.  It can
use some of the special investment techniques and
strategies at some times or not at all.

      |X|   Investments in Equity Securities.  The Fund
does not limit its investments in equity securities to
issuers having a market capitalization of a specified size
or range, and therefore can invest in securities of small-,
mid- and large-capitalization issuers. At times, the Fund
can focus its equity investments in securities of one or
more capitalization ranges, based upon the Manager's
judgment of where the best market opportunities are to seek
the Fund's objective. At times, the market may favor or
disfavor securities of issuers of a particular
capitalization range.  Securities of small capitalization
issuers may be subject to greater price volatility in
general than securities of larger companies. Therefore, if
the Fund is focusing on or has substantial investments in
smaller capitalization companies at times of market
volatility, the Fund's share prices may fluctuate more than
that of funds focusing on larger capitalization issuers.

         |_|      Rights and Warrants.  The Fund can invest
up to 10% of its total assets in warrants or rights,
although the Fund does not currently intend to invest more
than 5% of its total assets in warrants or rights.
Warrants basically are options to purchase equity
securities at specific prices valid for a specific period
of time.  Their prices do not necessarily move parallel to
the prices of the underlying securities.  Rights are
similar to warrants, but normally have a short duration and
are distributed directly by the issuer to its
shareholders.  Rights and warrants have no voting rights,
receive no dividends and have no rights with respect to the
assets of the issuer.

         |_|   Convertible Securities. Convertible
securities are debt securities that are convertible into an
issuer's common stock. Convertible securities rank senior
to common stock in a corporation's capital structure and
therefore are subject to less risk than common stock in
case of the issuer's bankruptcy or liquidation.

      The value of a convertible security is a function of
its "investment value" and its "conversion value." If the
investment value exceeds the conversion value, the security
will behave more like a debt security, and the security's
price will likely increase when interest rates fall and
decrease when interest rates rise. If the conversion value
exceeds the investment value, the security will behave more
like an equity security.  In that case, it will likely sell
at a premium over its conversion value, and its price will
tend to fluctuate directly with the price of the underlying
security.
      While some convertible securities are a form of debt
security, in many cases their conversion feature (allowing
conversion into equity securities) caused them to be
regarded by the Manager more as "equity equivalents."  As a
result, the rating assigned to the security has less impact
on the Manager's investment decision than in the case of
non-convertible fixed-income securities.

      To determine whether convertible securities should be
regarded as "equity equivalents," the Manager examines the
following factors:

o     whether, at the option of the investor, the
      convertible security can be exchanged for a fixed
      number of shares of common stock of the issuer,
o     whether the issuer of the convertible securities has
      restated its earnings per share of common stock on a
      fully diluted basis (considering the effect of
      conversion of the convertible securities), and
o     the extent to which the convertible security may be a
      defensive "equity substitute," providing the ability
      to participate in any appreciation in the price of
      the issuer's common stock.

      |X|   Investments in Bonds and Other Debt
Securities.  The Fund can invest in bonds, debentures and
other debt securities to seek its investment objective.
Because the Fund currently emphasizes investments in equity
securities, such as stocks, it is not anticipated that
significant amounts of the Fund's assets will be invested
in debt securities.  However, if market conditions suggest
that debt securities may offer better total return
opportunities than stocks, or if the Manager determines to
seek a higher amount of current income to distribute to
shareholders, the Manager can shift more of the Fund's
investments into debt securities.

      The Fund's debt investments can include
investment-grade and non-investment-grade bonds (commonly
referred to as "junk bonds"). Investment-grade bonds are
bonds rated at least "Baa" by Moody's Investors Service,
Inc., or at least "BBB" by Standard & Poor's Corporation or
Fitch, Inc., or that have comparable ratings by another
nationally-recognized rating organization. In making
investments in debt securities, the Manager can rely to
some extent on the ratings of ratings organizations or it
can use its own research to evaluate a security's
credit-worthiness. If the securities that the Fund buys are
unrated, to be considered part of the Fund's holdings of
investment-grade securities, they must be judged by the
Manager to be of comparable quality to bonds rated as
investment grade by a rating organization.

|_|   U.S. Government Securities.  The Fund can buy
            securities issued or guaranteed by the U.S.
            government or its agencies and
            instrumentalities.  Securities issued by the
            U.S. Treasury are backed by the full faith and
            credit of the U.S. government and are subject
            to very little credit risk. Obligations of U.S.
            government agencies or instrumentalities
            (including mortgage-backed securities) may or
            may not be guaranteed or supported by the "full
            faith and credit" of the United States.  Some
            are backed by the right of the issuer to borrow
            from the U.S. Treasury; others, by
            discretionary authority of the U.S. government
            to purchase the agencies' obligations; while
            others are supported only by the credit of the
            instrumentality.  If a security is not backed
            by the full faith and credit of the United
            States, the owner of the security must look
            principally to the agency issuing the
            obligation for repayment and may not be able to
            assert a claim against the United States in the
            event that the agency or instrumentality does
            not meet its commitment.  The Fund will invest
            in securities of U.S. government agencies and
            instrumentalities only when the Manager is
            satisfied that the credit risk with respect to
            the agency or instrumentality is minimal.

         |_|      Special Risks of Lower-Grade Securities.
While it is not anticipated that the Fund will invest a
substantial portion of its assets in debt securities, the
Fund can do so to seek current income. Because lower-rated
securities tend to offer higher yields than investment
grade securities, the Fund can invest in lower grade
securities if the Manager is trying to achieve greater
income (and, in some cases, the appreciation possibilities
of lower-grade securities may be a reason they are selected
for the Fund's portfolio).

      The Fund can invest up to 25% of its total assets in
"lower grade" debt securities. However, the Fund does not
currently intend to invest more that 10% of its total
assets in lower grade debt securities.  "Lower-grade" debt
securities are those rated below "investment grade" which
means they have a rating lower than "Baa" by Moody's or
lower than "BBB" by Standard & Poor's or Fitch, Inc., or
similar ratings by other rating organizations. If they are
unrated, and are determined by the Manager to be of
comparable quality to debt securities rated below
investment grade, they are included in the limitation on
the percentage of the Fund's assets that can be invested in
lower-grade securities.  The Fund can invest in securities
rated as low as "C" or "D" or which may be in default at
the time the Fund buys them.

      Some of the special credit risks of lower-grade
securities are discussed in the Prospectus. There is a
greater risk that the issuer may default on its obligation
to pay interest or to repay principal than in the case of
investment grade securities. The issuer's low
creditworthiness may increase the potential for its
insolvency. An overall decline in values in the high yield
bond market is also more likely during a period of a
general economic downturn. An economic downturn or an
increase in interest rates could severely disrupt the
market for high yield bonds, adversely affecting the values
of outstanding bonds as well as the ability of issuers to
pay interest or repay principal. In the case of foreign
high yield bonds, these risks are in addition to the
special risk of foreign investing discussed in the
Prospectus and in this Statement of Additional Information.

      However, the Fund's limitations on buying these
investments can reduce the effect of those risks to the
Fund, as will the Fund's policy of diversifying its
investments. Additionally, to the extent they can be
converted into stock, convertible securities may be less
subject to some of these risks than non-convertible high
yield bonds, since stock may be more liquid and less
affected by some of these risk factors.  The Fund may not
invest more than 10% of its total assets in lower-grade
debt securities that are not convertible.

      While securities rated "Baa" by Moody's or "BBB" by
Standard & Poor's or Fitch, Inc. are investment grade and
are not regarded as junk bonds, those securities may be
subject to special risks, and have some speculative
characteristics.  Definitions of the debt security ratings
categories of Moody's, S&P, and Fitch, Inc. are included in
Appendix A to this Statement of Additional Information.

      |X|   Foreign Securities.  The Fund can purchase
equity and debt securities issued or guaranteed by foreign
companies or foreign governments or their agencies.
"Foreign securities" include equity and debt securities of
companies organized under the laws of countries other than
the United States and debt securities of foreign
governments. They may be traded on foreign securities
exchanges or in the foreign over-the-counter markets.

      Securities of foreign issuers that are represented by
American Depository Receipts or that are listed on a U.S.
securities exchange or traded in the U.S. over-the-counter
markets are not considered "foreign securities" for the
purpose of the Fund's investment allocations. That is
because they are not subject to many of the special
considerations and risks, discussed below, that apply to
foreign securities traded and held abroad.

      Investing in foreign securities offers potential
benefits not available from investing solely in securities
of domestic issuers. They include the opportunity to invest
in foreign issuers that appear to offer growth potential,
or in foreign countries with economic policies or business
cycles different from those of the U.S., or to reduce
fluctuations in portfolio value by taking advantage of
foreign stock markets that do not move in a manner parallel
to U.S. markets. The Fund will hold foreign currency only
in connection with the purchase or sale of foreign
securities.

|_|   Risks of Foreign Investing.  Investments in foreign
            securities may offer special opportunities for
            investing but also present special additional
            risks and considerations not typically
            associated with investments in domestic
            securities. Some of these additional risks are:

o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to
            changes in currency rates or currency control
            regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial
            reporting standards in foreign countries
            comparable to those applicable to domestic
            issuers;
o     less volume on foreign exchanges than on U.S.
            exchanges;
o     greater volatility and less liquidity on foreign
            markets than in the U.S.;
o     less governmental regulation of foreign issuers,
            stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio
            transactions or loss of certificates for
            portfolio securities;
o     possibilities in some countries of expropriation,
            confiscatory taxation, political, financial or
            social instability or adverse diplomatic
            developments; and
o     unfavorable differences between the U.S. economy and
            foreign economies.

      In the past, U.S. government policies have
discouraged certain investments abroad by U.S. investors,
through taxation or other restrictions, and it is possible
that such restrictions could be re-imposed.

      |X|   Passive Foreign Investment Companies.  The Fund
may purchase the securities of certain foreign investment
corporations called passive foreign investment companies
("PFICs"). Such entities have been the only or primary way
to invest in certain countries because some foreign
countries limit, or prohibit, all direct foreign investment
in the securities of companies domiciled therein. However,
the governments of some countries have authorized the
organization of investment funds to permit indirect foreign
investment in such securities. For tax purposes, these
funds also may be PFICs.

      The Fund is subject to certain percentage limitations
under the 1940 Act relating to the purchase of securities
of investment companies, and, consequently, the Fund may
have to subject any of its investment in other investment
companies, including PFICs, to the limitation that no more
than 10% of the value of the Fund's total assets may be
invested in such securities. In addition to bearing their
proportionate share of a fund's expenses (management fees
and operating expenses), shareholders will also indirectly
bear similar expenses of such entities. Like other foreign
securities, interests in PFICs also involve the risk of
foreign securities, as described above.

      |X|   Portfolio Turnover.  "Portfolio turnover"
describes the rate at which the Fund traded its portfolio
securities during its previous fiscal year.  For example,
if a fund sold all of its securities during the year, its
portfolio turnover rate would have been 100%. The Fund's
portfolio turnover rate will fluctuate from year to year,
and the Fund can have a portfolio turnover rate of 100% or
more. Increased portfolio turnover creates higher brokerage
and transaction costs for the Fund, which may reduce its
overall performance. Additionally, the realization of
capital gains from selling portfolio securities may result
in distributions of taxable long-term capital gains to
shareholders, since the Fund will normally distribute all
of its capital gains realized each year, to avoid excise
taxes under the Internal Revenue Code. The Financial
Highlights table at the end of the Prospectus shows the
Fund's portfolio turnover rates during prior fiscal years.

Other Investment Techniques and Strategies.  In seeking its
objective, the Fund can from time to time use the types of
investment strategies described below.  It is not required
to use all of these strategies at all times and may, at
times, not use any of them.

      |X|   Investing in Small, Unseasoned Companies.  The
Fund can invest in securities of small, unseasoned
companies.  These are companies that have been in operation
for less than three years, including the operations of any
predecessors.  Securities of these companies may be subject
to volatility in their prices. They may have a limited
trading market, which may adversely affect the Fund's
ability to dispose of them and can reduce the price the
Fund might be able to obtain for them. Other investors that
own a security issued by a small, unseasoned issuer for
which there is limited liquidity might trade the security
when the Fund is attempting to dispose of its holdings of
that security. In that case the Fund might receive a lower
price for its holdings than might otherwise be obtained.
The Fund currently intends to invest no more than 5% of its
net assets in securities of small, unseasoned issuers.

      |X|   When-Issued and Delayed-Delivery Transactions.
The Fund can invest in securities on a "when-issued" basis
and can purchase or sell securities on a "delayed-delivery"
basis.  When-issued and delayed-delivery are terms that
refer to securities whose terms and indenture are available
and for which a market exists, but which are not available
for immediate delivery.

      When such transactions are negotiated, the price
(which is generally expressed in yield terms) is fixed at
the time the commitment is made.  Delivery and payment for
the securities take place at a later date.  The securities
are subject to change in value from market fluctuations
during the period until settlement. The value at delivery
may be less than the purchase price. For example, changes
in interest rates in a direction other than that expected
by the Manager before settlement will affect the value of
such securities and may cause a loss to the Fund. During
the period between purchase and settlement, no payment is
made by the Fund to the issuer and no interest accrues to
the Fund from the investment.

      The Fund will engage in when-issued transactions to
secure what the Manager considers to be an advantageous
price and yield at the time of entering into the
obligation. When the Fund enters into a when-issued or
delayed-delivery transaction, it relies on the other party
to complete the transaction.  Its failure to do so may
cause the Fund to lose the opportunity to obtain the
security at a price and yield the Manager considers to be
advantageous.

      When the Fund engages in when-issued and
delayed-delivery transactions, it does so for the purpose
of acquiring or selling securities consistent with its
investment objective and policies or for delivery pursuant
to options contracts it has entered into, and not for the
purpose of investment leverage. Although the Fund will
enter into delayed-delivery or when-issued purchase
transactions to acquire securities, it can dispose of a
commitment prior to settlement. If the Fund chooses to
dispose of the right to acquire a when-issued security
prior to its acquisition or to dispose of its right to
delivery or receive against a forward commitment, it may
incur a gain or loss.
      At the time the Fund makes the commitment to purchase
or sell a security on a when-issued or delayed-delivery
basis, it records the transaction on its books and reflects
the value of the security purchased in determining the
Fund's net asset value.  In a sale transaction, it records
the proceeds to be received. The Fund will identify on its
books liquid securities of any type at least equal in value
to the value of the Fund's purchase commitments until the
Fund pays for the investment.

      When issued and delayed-delivery transactions can be
used by the Fund as a defensive technique to hedge against
anticipated changes in interest rates and prices. For
instance, in periods of rising interest rates and falling
prices, the Fund might sell securities in its portfolio on
a forward commitment basis to attempt to limit its exposure
to anticipated falling prices. In periods of falling
interest rates and rising prices, the Fund might sell
portfolio securities and purchase the same or similar
securities on a when-issued or delayed-delivery basis to
obtain the benefit of currently higher cash yields.

Investment in Other Investment Companies. The Fund can also
invest in the securities of other investment companies,
which can include open-end funds, closed-end funds and unit
investment trusts, subject to the limits set forth in the
Investment Company Act of 1940 (the "Investment Company
Act") that apply to those types of investments.  For
example, the Fund can invest in Exchange-Traded Funds,
which are typically open-end funds or unit investment
trusts, listed on a stock exchange.  The Fund might do so
as a way of gaining exposure to the segments of the equity
or fixed-income markets represented by the Exchange-Traded
Funds' portfolio, at times when the Fund may not be able to
buy those portfolio securities directly.  As a
non-fundamental policy, the Fund cannot invest in the
securities of other registered open-end investment
companies or registered unit investment trusts in reliance
on sub-paragraph (F) or (G) of section 12(d)(1) of the
Investment Company Act.

      Investing in another investment company may involve
the payment of substantial premiums above the value of such
investment company's portfolio securities and is subject to
limitations under the Investment Company Act.  The Fund
does not intend to invest in other investment companies
unless the Manager believes that the potential benefits of
the investment justify the payment of any premiums or sales
charges.  As a shareholder of an investment company, the
Fund would be subject to its ratable share of that
investment company's expenses, including its advisory and
administration expenses.  The Fund does not anticipate
investing a substantial amount of its net assets in shares
of other investment companies.

      |X|   Repurchase Agreements.  The Fund can acquire
securities subject to repurchase agreements. It may do so
for liquidity purposes to meet anticipated redemptions of
Fund shares, or pending the investment of the proceeds from
sales of Fund shares, or pending the settlement of
portfolio securities transactions.

      In a repurchase transaction, the Fund buys a security
from, and simultaneously resells it to, an approved vendor
for delivery on an agreed-upon future date. The resale
price exceeds the purchase price by an amount that reflects
an agreed-upon interest rate effective for the period
during which the repurchase agreement is in effect.
Approved vendors include U.S. commercial banks, U.S.
branches of foreign banks, or broker-dealers that have been
designated as primary dealers in government securities.
They must meet credit requirements set by the Manager from
time to time.

      The majority of these transactions run from day to
day, and delivery pursuant to the resale typically occurs
within one to five days of the purchase. Repurchase
agreements having a maturity beyond seven days are subject
to the Fund's limits on holding illiquid investments. The
Fund will not enter into a repurchase agreement having a
maturity beyond seven days that causes more than 10% of its
              exceed that limit.  There is no limit on the
amount of the Fund's net assets that
may be subject to repurchase agreements
having maturities of seven days or
less.
----------------------------------------

      Repurchase agreements, considered
"loans" under the Investment Company
Act, are collateralized by the
underlying security.  The Fund's
repurchase agreements require that at
all times while the repurchase
agreement is in effect, the value of
the collateral must equal or exceed the
repurchase price to fully collateralize
the repayment obligation. However, if
the vendor fails to pay the resale
price on the delivery date, the Fund
may incur costs in disposing of the
collateral and may experience losses if
there is any delay in its ability to do
so.  The Manager will monitor the
vendor's creditworthiness to confirm
that the vendor is financially sound
and will continuously monitor the
collateral's value.

      Pursuant to an Exemptive Order
issued by the Securities and Exchange
Commission, the Fund, along with other
affiliated mutual funds managed by the
Manager, may transfer uninvested cash
balances into one or more joint
repurchase accounts.  These balances
are invested in one or more repurchase
agreements, secured by U.S. government
securities.  Securities that are
pledged as collateral for repurchase
agreements are held by a custodian bank
until the agreements mature.  Each
joint repurchase arrangement requires
that the market value of the collateral
be sufficient to cover payments of
interest and principal; however, in the
event of default by the other party to
the agreement, retention or sale of the
collateral may be subject to legal
proceedings.

      |X|   Illiquid and Restricted
Securities.  To enable the Fund to sell
its holdings of a restricted security
not registered under the Securities Act
of 1933, the Fund may have to cause
those securities to be registered.  The
expenses of registering restricted
securities may be negotiated by the
Fund with the issuer at the time the
Fund buys the securities. When the Fund
must arrange registration because the
Fund wishes to sell the security, a
considerable period may elapse between
the time the decision is made to sell
the security and the time the security
is registered so that the Fund could
sell it. The Fund would bear the risks
of any downward price fluctuation
during that period.

      The Fund can also acquire
restricted securities through private
placements. Those securities have
contractual restrictions on their
public resale. Those restrictions might
limit the Fund's ability to value or to
dispose of the securities and might
lower the amount the Fund could realize
upon the sale.

      The Fund has limitations that
apply to purchases of restricted
securities, as stated in the
Prospectus. Those percentage
restrictions do not limit purchases of
restricted securities that are eligible
for sale to qualified institutional
purchasers under Rule 144A of the
Securities Act of 1933, if those
securities have been determined to be
liquid by the Manager under
Board-approved guidelines. Those
guidelines take into account the
trading activity for such securities
and the availability of reliable
pricing information, among other
factors.  If there is a lack of trading
interest in a particular Rule 144A
security, the Fund's holdings of that
security may be considered to be
illiquid.

      Illiquid securities include
repurchase agreements maturing in more
than seven days and participation
interests that do not have puts
exercisable within seven days.

      |X|   Loans of Portfolio
Securities.  The Fund can lend its
portfolio securities to certain types
of eligible borrowers approved by the
Board of Directors. It may do so to try
to provide income or to raise cash for
liquidity purposes. These loans are
limited to not more than 25% of the
value of the Fund's total assets.
There are some risks in connection with
securities lending. The Fund might
experience a delay in receiving
additional collateral to secure a loan,
or a delay in recovery of the loaned
securities. The Fund presently does not
intend to engage in loans of securities
in the coming year.

      The Fund must receive collateral
for a loan. Under current applicable
regulatory requirements (which are
subject to change), on each business
day the loan collateral must be at
least equal to the value of the loaned
securities. It must consist of cash,
bank letters of credit, securities of
the U.S. government or its agencies or
instrumentalities, or other cash
equivalents in which the Fund is
permitted to invest. To be acceptable
as collateral, letters of credit must
obligate a bank to pay amounts demanded
by the Fund if the demand meets the
terms of the letter.  The terms of the
letter of credit and the issuing bank
both must be satisfactory to the Fund.

      When it lends securities, the
Fund receives amounts equal to the
dividends or interest on loaned
securities. It also receives one or
more of (a) negotiated loan fees, (b)
interest on securities used as
collateral, and (c) interest on any
short-term debt securities purchased
with such loan collateral. Either type
of interest may be shared with the
borrower.  The Fund can also pay
reasonable finder's, custodian bank and
administrative fees in connection with
these loans.  The terms of the Fund's
loans must meet applicable tests under
the Internal Revenue Code and must
permit the Fund to reacquire loaned
securities on five days' notice or in
time to vote on any important matter.

      |X|   Interfund Borrowing and
Lending Arrangements. Consistent with
its fundamental policies and pursuant
to an exemptive order issued by the
Securities and Exchange Commission
("SEC"), the Fund may engage in
borrowing and lending activities with
other funds in the OppenheimerFunds
complex. Borrowing money from
affiliated funds may afford the Fund
the flexibility to use the most
cost-effective alternative to satisfy
its borrowing requirements. Lending
money to an affiliated fund may allow
the Fund to obtain a higher rate of
return than it could from interest
rates on alternative short-term
investments.  Implementation of
interfund lending must be accomplished
consistent with applicable regulatory
requirements, including the provisions
of the SEC order.

o     Interfund Borrowing. The Fund
will not borrow from affiliated funds
unless the terms of the borrowing
arrangement are at least as favorable
as the terms the Fund could otherwise
negotiate with a third party.  To
assure that the Fund will not be
disadvantaged by borrowing from an
affiliated fund, certain safeguards are
being implemented.  Examples of these
safeguards include the following:
o     the Fund will not borrow money
               from affiliated funds
               unless the interest rate
               is more favorable than
               available bank loan
               rates;
o     the Fund's borrowing from
               affiliated funds must be
               consistent with its
               investment objective and
               investment policies;
o     the loan rates will be the
               average of the overnight
               repurchase agreement
               rate available through
               the OppenheimerFunds
               joint repurchase
               agreement account and a
               pre-established formula
               based on quotations from
               independent banks to
               approximate the lowest
               interest rate at which
               bank loans would be
               available to the Fund;
o     if the Fund has outstanding
               borrowings from all
               sources greater than 10%
               of its total assets,
               then the Fund must
               secure each additional
               outstanding interfund
               loan by segregating
               liquid assets of the
               Fund as collateral;
o     the Fund cannot borrow from an
               affiliated fund in
               excess of 125% of its
               total redemptions for
               the preceding seven
               days;
o     each interfund loan may be repaid
               on any day by the Fund;
               and
o     the Trustees will be provided
               with a report of all
               interfund loans and the
               Trustees will monitor
               all such borrowings to
               ensure that the Fund's
               participation is
               appropriate.

      There is a risk that a borrowing
fund could have a loan called on one
days' notice.  In that circumstance,
the Fund might have to borrow from a
bank at a higher interest cost if money
to lend were not available from another
Oppenheimer fund.

o     Interfund Lending. To assure that
the Fund will not be disadvantaged by
making loans to affiliated funds,
certain safeguards are being
implemented. Examples of these
safeguards include the following:

o     the Fund will not lend money to
               affiliated funds unless
               the interest rate on
               such loan is determined
               to be reasonable under
               the circumstances;
o     the Fund may not make interfund
               loans in excess of 15%
               of its net assets;
o     an interfund loan to any one
               affiliated fund shall
               not exceed 5% of the
               Fund's net assets;
o     an interfund loan may not be
               outstanding for more
               than seven days;
o     each interfund loan may be called
               on one business day's
               notice; and
o     the Manager will provide the
               Trustees reports on all
               interfund loans
               demonstrating that the
               Fund's participation is
               appropriate and that the
               loan is consistent with
               its investment
               objectives and policies.

      When  the  Fund  lends  assets  to
another  affiliated  fund,  the  Fund is
subject  to the risk that the  borrowing
fund might fail to repay the loan.

      |X|   Derivatives.  The Fund can
invest in a variety of derivative
investments to seek income or for
hedging purposes. Some derivative
investments the Fund can use are the
hedging instruments described below in
this Statement of Additional
Information.

      Other derivative investments the
Fund can invest in include
"index-linked" notes. Principal and/or
interest payments on these notes depend
on the performance of an underlying
index. Currency-indexed securities are
another derivative the Fund can use.
Typically these are short-term or
intermediate-term debt securities.
Their value at maturity or the rates at
which they pay income are determined by
the change in value of the U.S. dollar
against one or more foreign currencies
or an index.  In some cases, these
securities may pay an amount at
maturity based on a multiple of the
amount of the relative currency
movements.  This type of index security
offers the potential for increased
income or principal payments but at a
greater risk of loss than a typical
debt security of the same maturity and
credit quality.

      Other derivative investments the
Fund can use include debt exchangeable
for common stock of an issuer or
"equity-linked debt securities" of an
issuer.  At maturity, the debt security
is exchanged for common stock of the
issuer or it is payable in an amount
based on the price of the issuer's
common stock at the time of maturity.
Both alternatives present a risk that
the amount payable at maturity will be
less than the principal amount of the
debt because the price of the issuer's
common stock might not be as high as
the Manager expected.

      |X|   Hedging.  The Fund can use
hedging to attempt to protect against
declines in the market value of the
Fund's portfolio, to permit the Fund to
retain unrealized gains in the value of
portfolio securities which have
appreciated, or to facilitate selling
securities for investment reasons. To
do so, the Fund could:

      o  sell futures contracts,
      o  buy puts on such futures or on
         securities, or
      o  write covered calls on
         securities or futures.
         Covered calls can also be used
         to increase the Fund's income,
         but the Manager does not
         expect to engage extensively
         in that practice.

      The Fund can use hedging to
establish a position in the securities
market as a temporary substitute for
purchasing particular securities. In
that case, the Fund would normally seek
to purchase the securities and then
terminate that hedging position. The
Fund might also use this type of hedge
to attempt to protect against the
possibility that its portfolio
securities would not be fully included
in a rise in value of the market. To do
so the Fund could:

      o  buy futures, or
      o  buy calls on such futures or
on securities.

      The Fund is not obligated to use
hedging instruments, even though it is
permitted to use them in the Manager's
discretion, as described below.  The
Fund's strategy of hedging with futures
and options on futures will be
incidental to the Fund's activities in
the underlying cash market.  The
particular hedging instruments the Fund
can use are described below.  The Fund
can employ new hedging instruments and
strategies when they are developed, if
those investment methods are consistent
with the Fund's investment objective
and are permissible under applicable
regulations governing the Fund.

         |_|      Futures.  The Fund
can buy and sell futures contracts that
relate to (1) broadly-based stock
indices ("stock index futures") (2)
debt securities (these are referred to
as "interest rate futures"), (3) other
broadly-based securities indices (these
are referred to as "financial
futures"), (4) foreign currencies
(these are referred to as "forward
contracts"), or (5) commodities (these
are referred to as "commodity futures").

      A broadly-based stock index is
used as the basis for trading stock
index futures. They may in some cases
be based on stocks of issuers in a
particular industry or group of
industries. A stock index assigns
relative values to the common stocks
included in the index and its value
fluctuates in response to the changes
in value of the underlying stocks. A
stock index cannot be purchased or sold
directly.  Financial futures are
similar contracts based on the future
value of
the basket of securities that comprise
the index. These contracts obligate the
seller to deliver, and the purchaser to
take, cash to settle the futures
transaction. There is no delivery made
of the underlying securities to settle
the futures obligation. Either party
may also settle the transaction by
entering into an offsetting contract.

      An interest rate future obligates
the seller to deliver (and the
purchaser to take) cash or a specified
type of debt security to settle the
futures transaction. Either party could
also enter into an offsetting contract
to close out the position.

      The Fund can invest a portion of
its assets in commodity futures
contracts. Commodity futures may be
based upon commodities within five main
commodity groups: (1) energy, which
includes crude oil, natural gas,
gasoline and heating oil; (2)
livestock, which includes cattle and
hogs; (3) agriculture, which includes
wheat, corn, soybeans, cotton, coffee,
sugar and cocoa; (4) industrial metals,
which includes aluminum, copper, lead,
nickel, tin and zinc; and (5) precious
metals, which includes gold, platinum
and silver.  The Fund can purchase and
sell commodity futures contracts,
options on futures contracts and
options and futures on commodity
indices with respect to these five main
commodity groups and the individual
commodities within each group, as well
as other types of commodities.

      No money is paid or received by
the Fund on the purchase or sale of a
future.  Upon entering into a futures
transaction, the Fund will be required
to deposit an initial margin payment
with the futures commission merchant
(the "futures broker").  Initial margin
payments will be deposited with the
Fund's custodian bank in an account
registered in the futures broker's
name. However, the futures broker can
gain access to that account only under
specified conditions.  As the future is
marked to market (that is, its value on
the Fund's books is changed) to reflect
changes in its market value, subsequent
margin payments, called variation
margin, will be paid to or by the
futures broker daily.

      At any time prior to expiration
of the future, the Fund can elect to
close out its position by taking an
opposite position, at which time a
final determination of variation margin
is made and any additional cash must be
paid by or released to the Fund.  Any
loss or gain on the future is then
realized by the Fund for tax purposes.
All futures transactions, except
forward contracts, are effected through
a clearinghouse associated with the
exchange on which the contracts are
traded.

      |_|   Put and Call Options.  The
      Fund can buy and sell certain
      kinds of put options
("puts") and call options ("calls").
The Fund can buy and sell
exchange-traded and over-the-counter
put and call options, including index
options, securities options, currency
options, commodities options, and
options on the other types of futures
described above.

o     Writing Covered Call Options.
               The Fund can write (that
               is, sell) covered
calls. If the Fund sells a call option,
it must be covered.  That means the
Fund must own the security subject to
the call while the call is outstanding,
or, for certain types of calls, the
call can be covered by identifying
liquid assets on the Fund's books to
enable the Fund to satisfy its
obligations if the call is exercised.
Up to 25% of the Fund's total assets
can be subject to calls the Fund writes.

      When the Fund writes a call on a
security, it receives cash (a premium).
The Fund agrees to sell the underlying
security to a purchaser of a
corresponding call on the same security
during the call period at a fixed
exercise price regardless of market
price changes during the call period.
The call period is usually not more
than nine months. The exercise price
may differ from the market price of the
underlying security.  The Fund has the
risk of loss that the price of the
underlying security may decline during
the call period. That risk may be
offset to some extent by the premium
the Fund receives. If the value of the
investment does not rise above the call
price, it is likely that the call will
lapse without being exercised. In that
case the Fund would keep the cash
premium and the investment.

      When the Fund writes a call on an
index, it receives cash (a premium).
If the buyer of the call exercises it,
the Fund will pay an amount of cash
equal to the difference between the
closing price of the call and the
exercise price, multiplied by a
specified multiple that determines the
total value of the call for each point
of difference.  If the value of the
underlying investment does not rise
above the call price, it is likely that
the call will lapse without being
exercised.  In that case the Fund would
keep the cash premium.

      The Fund's custodian bank, or a
securities depository acting for the
custodian bank, will act as the Fund's
escrow agent, through the facilities of
the Options Clearing Corporation
("OCC"), as to the investments on which
the Fund has written calls traded on
exchanges or as to other acceptable
escrow securities. In that way, no
margin will be required for such
transactions.  OCC will release the
securities on the expiration of the
option or when the Fund enters into a
closing transaction.

      When the Fund writes an
over-the-counter ("OTC") option, it
will enter into an arrangement with a
primary U.S. government securities
dealer which will establish a formula
price at which the Fund will have the
absolute right to repurchase that OTC
option.  The formula price will
generally be based on a multiple of the
premium received for the option, plus
the amount by which the option is
exercisable below the market price of
the underlying security (that is, the
option is "in the money").  When the
Fund writes an OTC option, it will
treat as illiquid (for purposes of its
restriction on holding illiquid
securities) the mark-to-market value of
any OTC option it holds, unless the
option is subject to a buy-back
agreement by the executing broker.  To
terminate its obligation on a call it
has written, the Fund can purchase a
corresponding call in a "closing
purchase transaction."  The Fund will
then realize a profit or loss,
depending upon whether the net of the
amount of the option transaction costs
and the premium received on the call
the Fund wrote is more or less than the
price of the call the Fund purchases to
close out the transaction.  The Fund
may realize a profit if the call
expires unexercised, because the Fund
will retain the underlying security and
the premium it received when it wrote
the call.  Any such profits are
considered short-term capital gains for
federal income tax purposes, as are the
premiums on lapsed calls. When
distributed by the Fund they are
taxable as ordinary income.  If the
Fund cannot effect a closing purchase
transaction due to the lack of a
market, it will have to hold the
callable securities until the call
expires or is exercised.

      The Fund can also write calls on
a futures contract without owning the
futures contract or securities
deliverable under the contract. To do
so, at the time the call is written,
the Fund must cover the call by
identifying an equivalent dollar amount
of liquid assets on the Fund's books.
The Fund will identify additional
liquid assets on its books if the value
of the segregated assets drops below
100% of the current value of the
future.  Because of this segregation
requirement, in no circumstances would
the Fund's receipt of an exercise
notice as to that future require the
Fund to deliver a futures contract. It
would simply put the Fund in a short
futures position, which is permitted by
the Fund's hedging policies.

o     Writing Put Options.  The Fund
               can sell put options. A
               put option on
securities gives the purchaser the
right to sell, and the writer the
obligation to buy, the underlying
investment at the exercise price during
the option period.  The Fund will not
write puts if, as a result, more than
25% of the Fund's total assets would be
required to be segregated to cover such
put options.

      If the Fund writes a put, the put
must be covered by liquid assets
identified on the Fund's books.  The
premium the Fund receives from writing
a put represents a profit, as long as
the price of the underlying investment
remains equal to or above the exercise
price of the put.  However, the Fund
also assumes the obligation during the
option period to buy the underlying
investment from the buyer of the put at
the exercise price, even if the value
of the investment falls below the
exercise price.  If a put the Fund has
written expires unexercised, the Fund
realizes a gain in the amount of the
premium less the transaction costs
incurred.  If the put is exercised, the
Fund must fulfill its obligation to
purchase the underlying investment at
the exercise price. That price will
usually exceed the market value of the
investment at that time.  In that case,
the Fund may incur a loss if it sells
the underlying investment. That loss
will be equal to the sum of the sale
price of the underlying investment and
the premium received minus the sum of
the exercise price and any transaction
costs the Fund incurred.

      When writing a put option on a
security, to secure its obligation to
pay for the underlying security the
Fund will deposit in escrow liquid
assets with a value equal to or greater
than the exercise price of the
underlying securities.  The Fund
therefore forgoes the opportunity of
investing the segregated assets or
writing calls against those assets.

      As long as the Fund's obligation
as the put writer continues, it may be
assigned an exercise notice by the
broker-dealer through which the put was
sold. That notice will require the Fund
to take delivery of the underlying
security and pay the exercise price.
The Fund has no control over when it
may be required to purchase the
underlying security, since it may be
assigned an exercise notice at any time
prior to the termination of its
obligation as the writer of the put.
That obligation terminates upon
expiration of the put. It may also
terminate if, before it receives an
exercise notice, the Fund effects a
closing purchase transaction by
purchasing a put of the same series as
it sold.  Once the Fund has been
assigned an exercise notice, it cannot
effect a closing purchase transaction.

      The Fund can decide to effect a
closing purchase transaction to realize
a profit on an outstanding put option
it has written or to prevent the
underlying security from being put.
Effecting a closing purchase
transaction will also permit the Fund
to write another put option on the
security, or to sell the security and
use the proceeds from the sale for
other investments. The Fund will
realize a profit or loss from a closing
purchase transaction depending on
whether the cost of the transaction is
less or more than the premium received
from writing the put option.  Any
profits from writing puts are
considered short-term capital gains for
federal tax purposes, and when
distributed by the Fund, are taxable as
ordinary income.

o     Purchasing Calls and Puts.  The
               Fund can purchase calls
               to protect against
the possibility that the Fund's
portfolio will not participate in an
anticipated rise in the securities
market. When the Fund buys a call
(other than in a closing purchase
transaction), it pays a premium. The
Fund then has the right to buy the
underlying investment from a seller of
a corresponding call on the same
investment during the call period at a
fixed exercise price.  The Fund
benefits only if it sells the call at a
profit or if, during the call period,
the market price of the underlying
investment is above the sum of the call
price plus the transaction costs and
the premium paid for the call and the
Fund exercises the call.  If the Fund
does not exercise the call or sell it
(whether or not at a profit), the call
will become worthless at its expiration
date. In that case the Fund will have
paid the premium but lost the right to
purchase the underlying investment.

      The Fund can buy puts whether or
not it holds the underlying investment
in its portfolio. When the Fund
purchases a put, it pays a premium and,
except as to puts on indices, has the
right to sell the underlying investment
to a seller of a put on a corresponding
investment during the put period at a
fixed exercise price.  Buying a put on
securities or futures the Fund owns
enables the Fund to attempt to protect
itself during the put period against a
decline in the value of the underlying
investment below the exercise price by
selling the underlying investment at
the exercise price to a seller of a
corresponding put.  If the market price
of the underlying investment is equal
to or above the exercise price and, as
a result, the put is not exercised or
resold, the put will become worthless
at its expiration date. In that case
the Fund will have paid the premium but
lost the right to sell the underlying
investment. However, the Fund can sell
the put prior to its expiration. That
sale may or may not be at a profit.

      Buying a put on an investment the
Fund does not own (such as an index or
future) permits the Fund to resell the
put or to buy the underlying investment
and sell it at the exercise price. The
resale price will vary inversely to the
price of the underlying investment. If
the market price of the underlying
investment is above the exercise price
and, as a result, the put is not
exercised, the put will become
worthless on its expiration date.

      When the Fund purchases a call or
put on an index or future, it pays a
premium, but settlement is in cash
rather than by delivery of the
underlying investment to the Fund.
Gain or loss depends on changes in the
index in question (and thus on price
movements in the securities market
generally) rather than on price
movements in individual securities or
futures contracts.

      The Fund can buy a call or put
only if, after the purchase, the value
of all call and put options held by the
Fund will not exceed 5% of the Fund's
total assets.

      |_|   Buying and Selling Options
on Foreign Currencies.  The Fund can
buy and sell calls and puts on foreign
currencies.  They include puts and
calls that trade on a securities or
commodities exchange or in the
over-the-counter markets or are quoted
by major recognized dealers in such
options.  The Fund could use these
calls and puts to try to protect
against declines in the dollar value of
foreign securities and increases in the
dollar cost of foreign securities the
Fund wants to acquire.

      If the Manager anticipates a rise
in the dollar value of a foreign
currency in which securities to be
acquired are denominated, the increased
cost of those securities may be
partially
offset by purchasing calls or writing
puts on that foreign currency.  If the
Manager anticipates a decline in the
dollar value of a foreign currency, the
decline in the dollar value of
portfolio securities denominated in
that currency might be partially offset
by writing calls or purchasing puts on
that foreign currency. However, the
currency rates could fluctuate in a
direction adverse to the Fund's
position. The Fund will then have
incurred option premium payments and
transaction costs without a
corresponding benefit.

      A call the Fund writes on a
foreign currency is "covered" if the
Fund owns the underlying foreign
currency covered by the call or has an
absolute and immediate right to acquire
that foreign currency without
additional cash consideration (or it
can do so for additional cash
consideration held in a segregated
account by its custodian bank) upon
conversion or exchange of other foreign
currency held in its portfolio.

      The Fund could write a call on a
foreign currency to provide a hedge
against a decline in the U.S. dollar
value of a security which the Fund owns
or has the right to acquire and which
is denominated in the currency
underlying the option. That decline
might be one that occurs due to an
expected adverse change in the exchange
rate.  This is known as a
"cross-hedging" strategy.  In those
circumstances, the Fund covers the
option by maintaining cash, U.S.
government securities or other liquid,
high-grade debt securities in an amount
equal to the exercise price of the
option, in a segregated account with
the Fund's custodian bank.

         |_|      Risks of Hedging with
Options and Futures.  The use of
hedging instruments requires special
skills and knowledge of investment
techniques that are different than what
is required for normal portfolio
management.  If the Manager uses a
hedging instrument at the wrong time or
judges market conditions incorrectly,
hedging strategies may reduce the
Fund's return. The Fund could also
experience losses if the prices of its
futures and options positions were not
correlated with its other investments.

      The Fund's option activities
could affect its portfolio turnover
rate and brokerage commissions. The
exercise of calls written by the Fund
might cause the Fund to sell related
portfolio securities, thus increasing
its turnover rate.  The exercise by the
Fund of puts on securities will cause
the sale of underlying investments,
increasing portfolio turnover.
Although the decision whether to
exercise a put it holds is within the
Fund's control, holding a put might
cause the Fund to sell the related
investments for reasons that would not
exist in the absence of the put.

      The Fund could pay a brokerage
commission each time it buys a call or
put, sells a call or put, or buys or
sells an underlying investment in
connection with the exercise of a call
or put.  Those commissions could be
higher on a relative basis than the
commissions for direct purchases or
sales of the underlying investments.
Premiums paid for options are small in
relation to the market value of the
underlying investments. Consequently,
put and call options offer large
amounts of leverage. The leverage
offered by trading in options could
result in the Fund's net asset value
being more sensitive to changes in the
value of the underlying investment.

      If a covered call written by the
Fund is exercised on an investment that
has increased in value, the Fund will
be required to sell the investment at
the call price. It will not be able to
realize any profit if the investment
has increased in value above the call
price.

      An option position may be closed
out only on a market that provides
secondary trading for options of the
same series, and there is no assurance
that a liquid secondary market will
exist for any particular option.  The
Fund might experience losses if it
could not close out a position because
of an illiquid market for the future or
option.

      There is a risk in using short
hedging by selling futures or
purchasing puts on broadly-based
indices or futures to attempt to
protect against declines in the value
of the Fund's portfolio securities. The
risk is that the prices of the futures
or the applicable index will correlate
imperfectly with the behavior of the
cash prices of the Fund's securities.
For example, it is possible that while
the Fund has used hedging instruments
in a short hedge, the market might
advance and the value of the securities
held in the Fund's portfolio might
decline. If that occurred, the Fund
would lose money on the hedging
instruments and also experience a
decline in the value of its portfolio
securities. However, while this could
occur for a very brief period or to a
very small degree, over time the value
of a diversified portfolio of
securities will tend to move in the
same direction as the indices upon
which the hedging instruments are based.

      The risk of imperfect correlation
increases as the composition of the
Fund's portfolio diverges from the
securities included in the applicable
index. To compensate for the imperfect
correlation of movements in the price
of the portfolio securities being
hedged and movements in the price of
the hedging instruments, the Fund might
use hedging instruments in a greater
dollar amount than the dollar amount of
portfolio securities being hedged. It
might do so if the historical
volatility of the prices of the
portfolio securities being hedged is
more than the historical volatility of
the applicable index.

      The ordinary spreads between
prices in the cash and futures markets
are subject to distortions, due to
differences in the nature of those
markets. First, all participants in the
futures market are subject to margin
deposit and maintenance requirements.
Rather than meeting additional margin
deposit requirements, investors may
close futures contracts through
offsetting transactions which could
distort the normal relationship between
the cash and futures markets.  Second,
the liquidity of the futures market
depends on participants entering into
offsetting transactions rather than
making or taking delivery.  To the
extent participants decide to make or
take delivery, liquidity in the futures
market could be reduced, thus producing
distortion.  Third, from the point of
view of speculators, the deposit
requirements in the futures market are
less onerous than margin requirements
in the securities markets.  Therefore,
increased participation by speculators
in the futures market may cause
temporary price distortions.

      The Fund can use hedging
instruments to establish a position in
the securities markets as a temporary
substitute for the purchase of
individual securities (long hedging) by
buying futures and/or calls on such
futures, broadly-based indices or on
securities. It is possible that when
the Fund does so the market might
decline.  If the Fund then concludes
not to invest in securities because of
concerns that the market might decline
further or for other reasons, the Fund
will realize a loss on the hedging
instruments that is not offset by a
reduction in the price of the
securities purchased.

         |_|      Forward Contracts.
Forward contracts are foreign currency
exchange contracts.  They are used to
buy or sell foreign currency for future
delivery at a fixed price.  The Fund
uses them to "lock in" the U.S. dollar
price of a security denominated in a
foreign currency that the Fund has
bought or sold, or to protect against
possible losses from changes in the
relative values of the U.S. dollar and
a foreign currency.  The Fund limits
its exposure in foreign currency
exchange contracts in a particular
foreign currency to the amount of its
assets denominated in that currency or
a closely-correlated currency.  The
Fund can also use "cross-hedging" where
the Fund hedges against changes in
currencies other than the currency in
which a security it holds is
denominated.

      Under a forward contract, one
party agrees to purchase, and another
party agrees to sell, a specific
currency at a future date. That date
may be any fixed number of days from
the date of the contract agreed upon by
the parties. The transaction price is
set at the time the contract is entered
into.  These contracts are traded in
the inter-bank market conducted
directly among currency traders
(usually large commercial banks) and
their customers.

      The Fund can use forward
contracts to protect against
uncertainty in the level of future
exchange rates.  The use of forward
contracts does not eliminate the risk
of fluctuations in the prices of the
underlying securities the Fund owns or
intends to acquire, but it does fix a
rate of exchange in advance. Although
forward contracts may reduce the risk
of loss from a decline in the value of
the hedged currency, at the same time
they limit any potential gain if the
value of the hedged currency increases.
      When the Fund enters into a
contract for the purchase or sale of a
security denominated in a foreign
currency, or when it anticipates
receiving dividend payments in a
foreign currency, the Fund might desire
to "lock-in" the U.S. dollar price of
the security or the U.S. dollar
equivalent of the dividend payments.
To do so, the Fund might enter into a
forward contract for the purchase or
sale of the amount of foreign currency
involved in the underlying transaction,
in a fixed amount of U.S. dollars per
unit of the foreign currency. This is
called a "transaction hedge." The
transaction hedge will protect the Fund
against a loss from an adverse change
in the currency exchange rates during
the period between the date on which
the security is purchased or sold or on
which the payment is declared, and the
date on which the payments are made or
received.

      The Fund could also use forward
contracts to lock in the U.S. dollar
value of portfolio positions. This is
called a "position hedge."  When the
Fund believes that foreign currency
might suffer a substantial decline
against the U.S. dollar, it could enter
into a forward contract to sell an
amount of that foreign currency
approximating the value of some or all
of the Fund's portfolio securities
denominated in that foreign currency.
When the Fund believes that the U.S.
dollar may suffer a substantial decline
against a foreign currency, it could
enter into a forward contract to buy
that foreign currency for a fixed
dollar amount.  Alternatively, the Fund
could enter into a forward contract to
sell a different foreign currency for a
fixed U.S. dollar amount if the Fund
believes that the U.S. dollar value of
the foreign currency to be sold
pursuant to its forward contract will
fall whenever there is a decline in the
U.S. dollar value of the currency in
which portfolio securities of the Fund
are denominated. That is referred to as
a "cross hedge."

      The Fund will cover its short
positions in these cases by identifying
to its custodian bank assets having a
value equal to the aggregate amount of
the Fund's commitment under forward
contracts.  The Fund will not enter
into forward contracts or maintain a
net exposure to such contracts if the
consummation of the contracts would
obligate the Fund to deliver an amount
of foreign currency in excess of the
value of the Fund's portfolio
securities or other assets denominated
in that currency or another currency
that is the subject of the hedge.
However, to avoid excess transactions
and transaction costs, the Fund can
maintain a net exposure to forward
contracts in excess of the value of the
Fund's portfolio securities or other
assets denominated in foreign
currencies if the excess amount is
"covered" by liquid securities
denominated in any currency. The cover
must be at least equal at all times to
the amount of that excess.  As one
alternative, the Fund can purchase a
call option permitting the Fund to
purchase the amount of foreign currency
being hedged by a forward sale contract
at a price no higher than the forward
contract price.  As another
alternative, the Fund can purchase a
put option permitting the Fund to sell
the amount of foreign currency subject
to a forward purchase contract at a
price as high or higher than the
forward contact price.

      The precise matching of the
amounts under forward contracts and the
value of the securities involved
generally will not be possible because
the future value of securities
denominated in foreign currencies will
change as a consequence of market
movements between the date the forward
contract is entered into and the date
it is sold.  In some cases the Manager
might decide to sell the security and
deliver foreign currency to settle the
original purchase obligation. If the
market value of the security is less
than the amount of foreign currency the
Fund is obligated to deliver, the Fund
might have to purchase additional
foreign currency on the "spot" (that
is, cash) market to settle the security
trade. If the market value of the
security instead exceeds the amount of
foreign currency the Fund is obligated
to deliver to settle the trade, the
Fund might have to sell on the spot
market some of the foreign currency
received upon the sale of the security.
There will be additional transaction
costs on the spot market in those
cases.

      The projection of short-term
currency market movements is extremely
difficult, and the successful execution
of a short-term hedging strategy is
highly uncertain.  Forward contracts
involve the risk that anticipated
currency movements will not be
accurately predicted, causing the Fund
to sustain losses on these contracts
and to pay additional transactions
costs. The use of forward contracts in
this manner might reduce the Fund's
performance if there are unanticipated
changes in currency prices to a greater
degree than if the Fund had not entered
into such contracts.

      At or before the maturity of a
forward contract requiring the Fund to
sell a currency, the Fund might sell a
portfolio security and use the sale
proceeds to make delivery of the
currency. In the alternative the Fund
might retain the security and offset
its contractual obligation to deliver
the currency by purchasing a second
contract.  Under that contract the Fund
will obtain, on the same maturity date,
the same amount of the currency that it
is obligated to deliver.  Similarly,
the Fund might close out a forward
contract requiring it to purchase a
specified currency by entering into a
second contract entitling it to sell
the same amount of the same currency on
the maturity date of the first
contract.  The Fund would realize a
gain or loss as a result of entering
into such an offsetting forward
contract under either circumstance. The
gain or loss will depend on the extent
to which the exchange rate or rates
between the currencies involved moved
between the execution dates of the
first contract and offsetting contract.

      The costs to the Fund of engaging
in forward contracts varies with
factors such as the currencies
involved, the length of the contract
period and the market conditions then
prevailing. Because forward contracts
are usually entered into on a principal
basis, no brokerage fees or commissions
are involved.  Because these contracts
are not traded on an exchange, the Fund
must evaluate the credit and
performance risk of the counterparty
under each forward contract.

      Although the Fund values its
assets daily in terms of U.S. dollars,
it does not intend to convert its
holdings of foreign currencies into
U.S. dollars on a daily basis.  The
Fund can convert foreign currency from
time to time, and will incur costs in
doing so. Foreign exchange dealers do
not charge a fee for conversion, but
they do seek to realize a profit based
on the difference between the prices at
which they buy and sell various
currencies.  Thus, a dealer might offer
to sell a foreign currency to the Fund
at one rate, while offering a lesser
rate of exchange if the Fund desires to
resell that currency to the dealer.

         |_|      Interest Rate Swap
Transactions.  The Fund can enter into
interest rate swap agreements. In an
interest rate swap, the Fund and
another party exchange their right to
receive or their obligation to pay
interest on a security.  For example,
they might swap the right to receive
floating rate payments for fixed rate
payments.  The Fund can enter into
swaps only on securities that it owns.
The Fund will not enter into swaps with
respect to more than 25% of its total
assets.  Also, the Fund will identify
liquid assets on its books (such as
cash or U.S. government securities) to
cover any amounts it could owe under
swaps that exceed the amounts it is
entitled to receive, and it will adjust
that amount daily, as needed.

      Swap agreements entail both
interest rate risk and credit risk.
There is a risk that, based on
movements of interest rates in the
future, the payments made by the Fund
under a swap agreement will be greater
than the payments it received.  Credit
risk arises from the possibility that
the counterparty will default.  If the
counterparty defaults, the Fund's loss
will consist of the net amount of
contractual interest payments that the
Fund has not yet received.  The Manager
will monitor the creditworthiness of
counterparties to the Fund's interest
rate swap transactions on an ongoing
basis.

      The Fund can enter into swap
transactions with certain
counterparties pursuant to master
netting agreements.  A master netting
agreement provides that all swaps done
between the Fund and that counterparty
shall be regarded as parts of an
integral agreement.  If amounts are
payable on a particular date in the
same currency in respect of one or more
swap transactions, the amount payable
on that date in that currency shall be
the net amount.  In addition, the
master netting agreement may provide
that if one party defaults generally or
on one swap, the counterparty can
terminate all of the swaps with that
party.  Under these agreements, if a
default results in a loss to one party,
the measure of that party's damages is
calculated by reference to the average
cost of a replacement swap for each
swap. It is measured by the
mark-to-market value at the time of the
termination of each swap.  The gains
and losses on all swaps are then
netted, and the result is the
counterparty's gain or loss on
termination.  The termination of all
swaps and the netting of gains and
losses on termination is generally
referred to as "aggregation."

         |_|      Regulatory Aspects of
Hedging Instruments.  When using
futures and options on futures, the
Fund is required to operate within
certain guidelines and restrictions
with respect to the use of futures as
established by the Commodities Futures
Trading Commission (the "CFTC").  In
particular, the Fund is exempted from
registration with the CFTC as a
"commodity pool operator" if the Fund
complies with the requirements of Rule
4.5 adopted by the CFTC.  The Rule does
not limit the percentage of the Fund's
assets that may be used for futures
margin and related options premiums for
a bona fide hedging position.  However,
under the Rule, the Fund must limit its
aggregate initial futures margin and
related options premiums to not more
than 5% of the Fund's net assets for
hedging strategies that are not
considered bona fide hedging
strategies under the Rule. Under the
Rule, the Fund must also use short
futures and options on futures solely
for bona fide hedging purposes within
the meaning and intent of the
applicable provisions of the Commodity
Exchange Act.

      Transactions in options by the
Fund are subject to limitations
established by the option exchanges.
The exchanges limit the maximum number
of options that may be written or held
by a single investor or group of
investors acting in concert. Those
limits apply regardless of whether the
options were written or purchased on
the same or different exchanges or are
held in one or more accounts or through
one or more different exchanges or
through one or more brokers.  Thus, the
number of options that the Fund can
write or hold may be affected by
options written or held by other
entities, including other investment
companies having the same advisor as
the Fund (or an advisor that is an
affiliate of the Fund's advisor).  The
exchanges also impose position limits
on futures transactions.  An exchange
may order the liquidation of positions
found to be in violation of those
limits and may impose certain other
sanctions.

      Under the Investment Company Act,
when the Fund purchases a future, it
must maintain cash or readily
marketable short-term debt instruments
in an amount equal to the market value
of the securities underlying the
future, less the margin deposit
applicable to it.

         |_|      Tax Aspects of
Certain Hedging Instruments. Certain
foreign currency exchange contracts in
which the Fund can invest are treated
as "Section 1256 contracts" under the
Internal Revenue Code.  In general,
gains or losses relating to Section
1256 contracts are characterized as 60%
long-term and 40% short-term capital
gains or losses under the Code.
However, foreign currency gains or
losses arising from Section 1256
contracts that are forward contracts
generally are treated as ordinary
income or loss.  In addition, Section
1256 contracts held by the Fund at the
end of each taxable year are
"marked-to-market," and unrealized
gains or losses are treated as though
they were realized.  These contracts
also may be marked-to-market for
purposes of determining the excise tax
applicable to investment company
distributions and for other purposes
under rules prescribed pursuant to the
Internal Revenue Code.  An election can
be made by the Fund to exempt those
transactions from this marked-to-market
treatment.

      Certain forward contracts the
Fund enters into may result in
"straddles" for federal income tax
purposes.  The straddle rules may
affect the character and timing of
gains (or losses) recognized by the
Fund on straddle positions.  Generally,
a loss sustained on the disposition of
a position making up a straddle is
allowed only to the extent that the
loss exceeds any unrecognized gain in
the offsetting positions making up the
straddle.  Disallowed loss is generally
allowed at the point where there is no
unrecognized gain in the offsetting
positions making up the straddle, or
the offsetting position is disposed of.

      Under the Internal Revenue Code,
the following gains or losses are
treated as ordinary income or loss:

(1)   gains or losses attributable to
         fluctuations in exchange rates
         that occur between the time
         the Fund accrues interest or
         other receivables or accrues
         expenses or other liabilities
         denominated in a foreign
         currency and the time the Fund
         actually collects such
         receivables or pays such
         liabilities, and
(2)   gains or losses attributable to
         fluctuations in the value of a
         foreign currency between the
         date of acquisition of a debt
         security denominated in a
         foreign currency or foreign
         currency forward contracts and
         the date of disposition.

      Currency gains and losses are
offset against market gains and losses
on each trade before determining a net
"Section 988" gain or loss under the
Internal Revenue Code for that trade,
which may increase or decrease the
amount of the Fund's investment income
available for distribution to its
shareholders.

      |X|   Temporary Defensive and
Interim Investments.  The Fund's
temporary defensive investments can
include (i) obligations issued or
guaranteed by the U.S. government, its
agencies or instrumentalities; (ii)
commercial paper rated in the highest
category by an established rating
organization; (iii) certificates of
deposit or bankers' acceptances of
domestic banks with assets of $1
billion or more; (iv) any of the
foregoing securities that mature in one
year or less (generally known as "cash
equivalents"); (v) other short-term
corporate debt obligations; and (vi)
repurchase agreements.

Investment Restrictions

|X|   What Are "Fundamental Policies?"
         Fundamental policies are those
         policies that the Fund has
         adopted to govern its
         investments that can be
         changed only by the vote of a
         "majority"

of the Fund's outstanding voting
securities.  Under the Investment
Company Act, a "majority" vote is
defined as the vote of the holders of
the lesser of:

      o  67% or more of the shares
         present or represented by
         proxy at a shareholder
         meeting, if the holders of
         more than 50% of the
         outstanding shares are present
         or represented by proxy, or
      o  more than 50% of the
         outstanding shares.

      The Fund's investment objective
is a fundamental policy. Other policies
described in the Prospectus or this
Statement of Additional Information are
"fundamental" only if they are
identified as such.  The Fund's Board
of Directors can change non-fundamental
policies without shareholder approval.
However, significant changes to
investment policies will be described
in supplements or updates to the
Prospectus or this Statement of
Additional Information, as appropriate.
The Fund's most significant investment
policies are described in the
Prospectus.

      |X|   Does the Fund Have
Additional Fundamental Policies?  The
following investment restrictions are
fundamental policies of the Fund.

      o  The Fund cannot concentrate
investments.  That means it cannot
invest 25% or more of its total assets
in any industry. However, there is no
limitation on investments in U.S.
government securities.

o     The Fund cannot invest in
commodities.  However, the Fund can buy
and sell any of the hedging instruments
permitted by any of its other
policies.  It does not matter if the
hedging instrument is considered to be
a commodity or commodity contract.

      o  The Fund cannot invest in real
estate or in interests in real estate.
However, the Fund can purchase
securities of issuers holding real
estate or interests in real estate
(including securities of real estate
investment trusts).

      o  The Fund cannot underwrite
securities of other companies.  A
permitted exception is in case it is
deemed to be an underwriter under the
Securities Act of 1933 when reselling
any securities held in its own
portfolio.

      o  The Fund cannot issue "senior
securities," but this does not prohibit
certain investment activities for which
assets of the Fund are designated as
segregated, or margin, collateral or
escrow arrangements are established, to
cover the related obligations.
Examples of those activities include
borrowing money, reverse repurchase
agreements, delayed-delivery and
when-issued arrangements for portfolio
securities transactions, and contracts
to buy or sell derivatives, hedging
instruments, options or futures.

o     The Fund cannot borrow money in
excess of 33 1/3% of the value of its
total assets (including the amount
borrowed).  The Fund may borrow only
from banks and/or affiliated investment
companies.  With respect to this
fundamental policy, the Fund can borrow
only if it maintains a 300% ratio of
assets to borrowings at all times in
the manner set forth in the Investment
Company Act of 1940.

o     The Fund cannot make loans except
(a) through lending of securities, (b)
through the purchase of debt
instruments or similar evidences of
indebtedness, (c) through an interfund
lending program with other affiliated
funds, and (d) through repurchase
agreements.

o     The Fund cannot buy securities
issued or guaranteed by any one issuer
if more than 5% of its total assets
would be invested in securities of that
issuer or it would then own more than
10% of that issuer's voting
securities.  This limit applies to 75%
of the Fund's total assets.  The limit
does not apply to securities issued by
the U.S. Government or any of its
agencies or instrumentalities, or
securities of other investment
companies.

      Unless the Prospectus or this
Statement of Additional Information
states that a percentage restriction
applies on an ongoing basis, it applies
only at the time the Fund makes an
investment (except in the case of
borrowing and investments in illiquid
securities). The Fund need not sell
securities to meet the percentage
limits if the value of the investment
increases in proportion to the size of
the Fund.

      For purposes of the Fund's policy
not to concentrate its investments as
described above, the Fund has adopted
the industry classifications set forth
in Appendix B to this Statement of
Additional Information.  This is not a
fundamental policy.

How the Fund is Managed

Organization and History.  The Fund is
a "series" of Oppenheimer Main Street
Funds, Inc.  That corporation is an
open-end, management investment company
organized as a Maryland corporation in
1987.  The Fund is a diversified mutual
fund and commenced operations on
February 3, 1988.

      |X|  Classes   of   Shares.    The
Directors   are   authorized,    without
shareholder   approval,  to  create  new
series  and   classes  of  shares.   The
Directors   may   reclassify    unissued
shares  of  the  Fund  into   additional
series  or  classes   of   shares.   The
Directors  also may  divide  or  combine
the  shares of a class into a greater or
lesser   number   of   shares    without
changing  the  proportionate  beneficial
interest of a  shareholder  in the Fund.
Shares  do not  have  cumulative  voting
rights  or  preemptive  or  subscription
rights.  Shares  may be voted in  person
or by proxy at shareholder meetings.

      The Fund currently has five
classes of shares: Class A, Class B,
Class C, Class N and Class Y.  All
classes invest in the same investment
portfolio.  Only retirement plans may
purchase Class N shares. Only certain
institutional investors may elect to
purchase Class Y shares. Each class of
shares:
o     has its own dividends and
         distributions,
o     pays certain expenses which may
         be different for the different
         classes,
o     may have a different net asset
         value,
o     may have separate voting rights
         on matters in which interests
         of one class are different
         from interests of another
         class, and
o     votes as a class on matters that
         affect that class alone.

      Shares are freely transferable,
and each share of each class has one
vote at shareholder meetings, with
fractional shares voting proportionally
on matters submitted to the vote of
shareholders.  Each share of the Fund
represents an interest in the Fund
proportionately equal to the interest
of each other share of the same class.

      |X|  Meetings   of   Shareholders.
Although  the  Fund is not  required  by
Maryland  law to hold  annual  meetings,
it may hold  shareholder  meetings  from
time to time on important  matters.  The
shareholders   of  the   Fund's   parent
corporation  have  the  right  to call a
meeting to remove a Director  or to take
certain  other  action  described in the
Articles  of   Incorporation   or  under
Maryland law.

      The Fund will hold meetings when
required to do so by the Investment
Company Act or other applicable law.
The Fund will hold a meeting when the
Directors call a meeting or upon proper
request of shareholders. If the Fund's

                   ------------------------------------------------------------------

parent corporation receives a written
request of the record holders of at
least 25% of the outstanding shares
eligible to be voted at a meeting to
call a meeting for a specified purpose
(which might include the removal of a
Director), the Directors will call a
meeting of shareholders for that
specified purpose. The Fund's parent
corporation has undertaken that it will
then either give the applicants access
to the Fund's shareholder list or mail
the applicants' communication to all
other shareholders at the applicants'
expense.

      |X|   Board of Directors and
Oversight Committees.  The Fund is
governed by a Board of Directors, which
is responsible for protecting the
interests of shareholders under
Maryland law. The Directors meet
periodically throughout the year to
oversee the Fund's activities, review
its performance, and review the actions
of the Manager.

      The Board of Directors has an
Audit Committee and a Review Committee.
The Audit Committee is comprised solely
of Independent Directors. The members
of the Audit Committee are Edward L.
Cameron (Chairman), William L.
Armstrong, George C. Bowen and Robert
J. Malone.  The Audit Committee held 6
meetings during the fiscal year ended
August 31, 2003. The Audit Committee
furnishes the Board with
recommendations regarding the selection
of the Fund's independent auditors.
Other main functions of the Audit
Committee include, but are not limited
to: (i) reviewing the scope and results
of financial statement audits and the
audit fees charged; (ii) reviewing
reports from the Fund's independent
auditors regarding the Fund's internal
accounting procedures and controls;
(iii) review reports from the Manager's
Internal Audit Department; (iv)
maintaining a separate line of
communication between the Fund's
independent auditors and its
Independent Trustees; and (v) exercise
all other functions outlined in the
Audit Committee Charter, including but
not limited to reviewing the
independence of the Fund's independent
auditors and the pre-approval of the
performance by the Fund's independent
auditors of any permitted non-audit
service, including tax service, for the
Fund and the Manager and certain
affiliates of the Manager that is not
prohibited by the Sarbanes-Oxley Act.

      The Audit Committee's functions
include selecting and nominating, to
the full Board, nominees for election
as Directors, and selecting and
nominating Independent Directors for
election.  The Audit Committee may, but
need not, consider the advice and
recommendation of the Manager and its
affiliates in selecting nominees. The
full Board elects new directors except
for those instances when a shareholder
vote is required.

      To date, the Committee has been
able to identify from its own resources
an ample number of qualified
candidates.  Nonetheless, shareholders
may submit names of individuals,
accompanied by complete and properly
supported resumes, for the Audit
Committee's consideration by mailing
such information to the Committee in
care of the Fund.  The Committee may
consider such persons at such time as
it meets to consider possible
nominees.  The Committee, however,
reserves sole discretion to determine
the candidates to present to the Board
and/or shareholders when it meets for
the purpose of considering potential
nominees.

      The members of the Review
Committee are Jon S. Fossel (Chairman),
Robert G. Avis, Sam Freedman, Beverly
Hamilton and F. William Marshall, Jr.
The Review Committee held 6 meetings
during the fiscal year ended August 31,
2003. Among other functions, the Review
Committee reviews reports and makes
recommendations to the Board concerning
the fees paid to the Fund's transfer
agent and the services provided to the
Fund by the transfer agent.  The Review
Committee also reviews the Fund's
investment performance and policies and
procedures adopted by the Fund to
comply with Investment Company Act and
other applicable law.

Directors and Officers of the Fund.
Except for Mr. Murphy, each of the
Directors is an "Independent Director,"
as defined in the Investment Company
Act. Mr. Murphy is an "Interested
Director," because he is affiliated
with the Manager by virtue of his
positions as an officer and director of
the Manager, and as a shareholder of
its parent company. Mr. Murphy was
elected as a Director of the Fund with
the understanding that in the event he
ceases to be the chief executive
officer of the Manager, he will resign
as a director of the Fund and the other
Board II Funds (defined below) for
which he is a trustee or director.

      The Fund's Directors and officers
and their positions held with the Fund
and length of service in such
position(s) and their principal
occupations and business affiliations
during the past five years are listed
in the chart below. The information for
the Directors also includes the dollar
range of shares of the Fund as well as
the aggregate dollar range of shares
beneficially owned in any of the
Oppenheimer funds overseen by the
Directors. All of the Directors are
also trustees or directors of the
following Oppenheimer funds (except for
Ms. Hamilton and Mr. Malone, who are
not Trustees of Oppenheimer Senior
Floating Rate Fund and Mr. Murphy is
not a Trustee or Managing General
Partner of any of the Centennial
trusts) (referred to as "Board II
Funds"):

Oppenheimer Cash Reserves                Oppenheimer Select Managers

                   ------------------------------------------------------------------

Oppenheimer Champion Income Fund          Oppenheimer   Senior  Floating  Rate
                                          Fund
Oppenheimer Capital Income Fund           Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund               Oppenheimer Equity Fund, Inc.
Oppenheimer International Bond Fund       Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds               Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds, Inc.       Centennial America Fund, L. P.
                                          Centennial   California  Tax  Exempt
Oppenheimer Main Street Opportunity Fund  Trust
Oppenheimer Main Street Small Cap Fund    Centennial Government Trust
Oppenheimer Municipal Fund                Centennial Money Market Trust
Oppenheimer Principal Protected Trust     Centennial New York Tax Exempt Trust
Oppenheimer Real Asset Fund               Centennial Tax Exempt Trust

      Present or former  officers,  directors,  trustees and
employees (and their immediate  family members) of the Fund,
the  Manager  and  its  affiliates,   and  retirement  plans
established  by them for their  employees  are  permitted to
purchase   Class  A  shares   of  the  Fund  and  the  other
Oppenheimer  funds at net asset value  without sales charge.
The  sales  charges  on Class A shares  is  waived  for that group because of the economies of sales efforts  realized by the Distributor.

      Messrs. Murphy, Monoyios, Molleur, Vottiero, Wixted,
Zack and Dr. Reinganum, and Mses. Bechtolt, Feld and Ives
who are officers of the Fund, respectively hold the same
offices with one or more of the other Board II Funds as
with the Fund. As of September 30, 2003, the Directors and
officers of the Fund, as a group, owned of record or
beneficially less than 1% of each class of shares of the
Fund. The foregoing statement does not reflect ownership of
shares held of record by an employee benefit plan for
employees of the Manager, other than the shares
beneficially owned under that plan by the officers of the
Fund listed above. In addition, each Independent Director,
and his family members, do not own securities of either the
Manager or Distributor of the Board II Funds or any person
directly or indirectly controlling, controlled by or under
common control with the Manager or Distributor.

      |X|   Affiliated  Transactions  and Material  Business
Relationships.   In  2001,   Mr.   Swain   surrendered   for
cancellation  60,000  options  of  Oppenheimer   Acquisition
Company  ("OAC") (the Manager's  parent holding  company) to
MassMutual for a cash payment of $2,700,600.

      Mr. Swain has reported that he sold a residential
property to Mr. Freedman on October 23, 2001 for $1.2
million.  An independent appraisal of the property
supported the sale price.

-------------------------------------------------------------------------------------

                               Independent Directors

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name, Position(s)  Principal   Occupation(s)  During  Past  5 Dollar     Aggregate
                                                                         Dollar
                                                                         Range of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                                                              Range of   Any of the
                   Years;  Other   Trusteeships/Directorships Shares     Oppenheimer
Held with Fund,    Held by Director;  Number of Portfolios in BeneficiallFunds
Length of          Fund   Complex   Currently   Overseen   by Owned in   Overseen
Service, Age       Director                                   the Fund   by Director

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                                As of December 31,
                                                                       2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

James C. Swain,    Formerly,  Chief Executive  Officer (until     $0     Over
Chairman and       August  27,  2002) of the  Board II Funds,
Director, since    Vice Chairman  (until  January 2, 2002) of
1988               the Manager and  President  and a director
Age: 69            (until   1997)   of    Centennial    Asset
                   Management   Corporation  (a  wholly-owned
                   investment   advisory  subsidiary  of  the
                   Manager).  Oversees 43  portfolios  in the            $100,000
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

William L.         Chairman   of   the   following    private $50,001-$10$50,001-$100,000
Armstrong,         mortgage banking  companies:  Cherry Creek
Director since     Mortgage Company (since 1991),  Centennial
2001               State Mortgage  Company (since 1994),  The
Age: 66            El Paso  Mortgage  Company  (since  1993),
                   Transland Financial Services,  Inc. (since
                   1997);  Chairman of the following  private
                   companies:    Great   Frontier   Insurance
                   (insurance     agency)    (since    1995),
                   Ambassador Media  Corporation and Broadway
                   Ventures  (since 1984);  a director of the
                   following  public  companies:  Helmerich &
                   Payne,      Inc.      (oil     and     gas
                   drilling/production  company) (since 1992)
                   and  UNUMProvident   (insurance   company)
                   (since  1991).  Mr.  Armstrong  is  also a
                   Director/Trustee  of  Campus  Crusade  for
                   Christ   and   the   Bradley   Foundation.
                   Formerly  a  director  of  the  following:
                   Storage    Technology    Corporation    (a
                   publicly-held  computer equipment company)
                   (1991-February  2003),  and  International
                   Family Entertainment  (television channel)
                   (1992-1997),  Frontier  Real Estate,  Inc.
                   (residential    real   estate   brokerage)
                   (1994-1999),  and  Frontier  Title  (title
                   insurance  agency)   (1995-June  1999);  a
                   U.S. Senator (January  1979-January 1991).
                   Oversees    43     portfolios    in    the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Avis,    Formerly,  Director and  President of A.G.
Director since     Edwards Capital,  Inc. (General Partner of
1993               private  equity  funds)  (until   February
Age: 72            2001);   Chairman,   President  and  Chief
                   Executive    Officer   of   A.G.   Edwards
                   Capital,  Inc.  (until March  2000);  Vice
                   Chairman  and  Director  of A.G.  Edwards,
                   Inc. and Vice  Chairman of A.G.  Edwards &
                   Sons,   Inc.   (its   brokerage    company     $0     Over
                   subsidiary)  (until March 1999);  Chairman            $100,000
                   of A.G.  Edwards  Trust Company and A.G.E.
                   Asset  Management   (investment   advisor)
                   (until March 1999);  and a Director (until
                   March  2000)  of A.G.  Edwards  & Sons and
                   A.G.  Edwards Trust  Company.  Oversees 43
                   portfolios    in   the    OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

George C. Bowen,   Formerly  (until April 1999):  Senior Vice
Director since     President   (from   September   1987)  and
1997               Treasurer   (from   March   1985)  of  the
Age: 67            Manager;  Vice President  (from June 1983)
                   and   Treasurer   (since  March  1985)  of
                   OppenheimerFunds   Distributor,   Inc.  (a
                   subsidiary  of the  Manager);  Senior Vice
                   President     (since    February    1992),
                   Treasurer   (since  July  1991)  Assistant
                   Secretary and a director  (since  December
                   1991)  of  Centennial   Asset   Management
                   Corporation;    Vice   President    (since
                   October 1989) and  Treasurer  (since April
                   1986)  of  HarbourView   Asset  Management
                   Corporation   (an   investment    advisory
                   subsidiary  of  the  Manager);  President,
                   Treasurer    and    a    director    (June
                   1989-January  1990) of Centennial  Capital
                   Corporation   (an   investment    advisory
                   subsidiary   of   the    Manager);    Vice
                   President  and  Treasurer   (since  August
                   1978) and Secretary  (since April 1981) of
                   Shareholder  Services,  Inc.  (a  transfer
                   agent  subsidiary  of the  Manager);  Vice $10,001-$50Over
                   President,  Treasurer and Secretary (since            $100,000
                   November  1989) of  Shareholder  Financial
                   Services,    Inc.   (a   transfer    agent
                   subsidiary  of  the  Manager);   Assistant
                   Treasurer    (since    March    1998)   of
                   Oppenheimer    Acquisition    Corp.   (the
                   Manager's parent  corporation);  Treasurer
                   (since   November   1989)  of  Oppenheimer
                   Partnership  Holdings,   Inc.  (a  holding
                   company  subsidiary of the Manager);  Vice
                   President and Treasurer  (since July 1996)
                   of  Oppenheimer  Real  Asset   Management,
                   Inc. (an  investment  advisory  subsidiary
                   of the Manager);  Chief Executive  Officer
                   and   director   (since   March  1996)  of
                   MultiSource     Services,      Inc.     (a
                   broker-dealer  subsidiary of the Manager);
                   Treasurer    (since   October   1997)   of
                   OppenheimerFunds  International  Ltd.  and
                   OppenheimerFunds    plc   (offshore   fund
                   management  subsidiaries  of the Manager).
                   Oversees    43     portfolios    in    the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Edward L.          A  member  of  The  Life  Guard  of  Mount
Cameron, Director  Vernon,  George  Washington's  home (since
since 1999         June  2000).  Formerly  (March  2001 - May
Age: 65            2002)  Director of Genetic  ID,  Inc.  and
                   its   subsidiaries   (a   privately   held
                   biotech    company);    a   partner   with
                   PricewaterhouseCoopers      LLP      (from     $0     $50,001-
                   1974-1999)   (an   accounting   firm)  and            $100,000
                   Chairman    (from    1994-1998),     Price
                   Waterhouse    LLP    Global     Investment
                   Management    Industry   Services   Group.
                   Oversees    43     portfolios    in    the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Jon S. Fossel,     Chairman  and  Director  (since  1998)  of     $0     Over
Director since     Rocky    Mountain   Elk    Foundation   (a
1990 Age: 61       not-for-profit    foundation);    and    a
                   director  (since  October  1999)  of  P.R.
                   Pharmaceuticals    (a    privately    held
                   company) and  UNUMProvident  (an insurance
                   company)  (since June 1,  2002).  Formerly
                   Chairman  and a  director  (until  October
                   1996) and  President  and Chief  Executive
                   Officer   (until   October  1995)  of  the
                   Manager;    President,   Chief   Executive
                   Officer  and  a  director  of  Oppenheimer
                   Acquisition Corp.,  Shareholders  Services
                   Inc. and Shareholder  Financial  Services,            $100,000
                   Inc.  (until  October  1995).  Oversees 43
                   portfolios    in   the    OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------

Sam Freedman,      Director of Colorado  Uplift (a non-profit
Director since     charity) (since September 1984).  Formerly
1996               (until  October  1994) Mr.  Freedman  held
Age: 62            several   positions   in   subsidiary   or
                   affiliated   companies   of  the  Manager.            Over0
                   Oversees    43     portfolios    in    the $50,001-$10$100,000
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------

Beverly L.         Trustee   (since   1996)   of   MassMutual     $0     $10,001-
Hamilton,          Institutional  Funds  and  of  MML  Series
Director since     Investment   Fund   (open-end   investment
2002               companies);   Director  of  MML   Services
Age: 57            (since  April  1987)  and  America   Funds
                   Emerging   Markets   Growth   Fund  (since
                   October   1991)   (both   are   investment
                   companies),  The  California  Endowment (a
                   philanthropy  organization)  (since  April
                   2002), and Community  Hospital of Monterey
                   Peninsula,   (since   February   2002);  a
                   trustee (since  February 2000) of Monterey
                   International   Studies  (an   educational
                   organization),  and an advisor to Unilever
                   (Holland)'s  pension  fund  and to  Credit
                   Suisse  First   Boston's   Sprout  venture
                   capital  unit.  Mrs.  Hamilton  also  is a
                   member  of the  investment  committees  of
                   the    Rockefeller     Foundation,     the
                   University   of  Michigan   and   Hartford            $50,000
                   Hospital.  Formerly,  President  (February
                   1991-April     2000)    ARCO    Investment
                   Management     Company.     Oversees    44
                   portfolios    in   the    OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------
--------------------------------------------------------------

Robert J. Malone,  Director (since 2001) of Jones  Knowledge, $10,001-$50,00Over
Director since     Inc.  (a  privately  held  company),  U.S.
2002               Exploration,  Inc., (since 1997), Colorado
Age: 59            UpLIFT (a non-profit  organization) (since
                   1986)  and  a  trustee  of  the  Gallagher
                   Family       Foundation        (non-profit
                   organization)   (since  2000).   Formerly,
                   Chairman  of U.S.  Bank (a  subsidiary  of
                   U.S.   Bancorp   and   formerly   Colorado
                   National Bank,) (July  1996-April 1, 1999)
                   and a director of Commercial Assets,  Inc.             $100,000
                   (a   REIT)   (1993-2000).    Oversees   44
                   portfolios    in   the    OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

F. William         Trustee   (since   1996)   of   MassMutual     $0     Over
Marshall, Jr.,     Institutional  Funds  and  of  MML  Series
Director since     Investment   Fund   (open-end   investment
2001               companies);    Trustee    (since    1987),
Age: 61            Chairman  of the  Board  (since  2003) and
                   Chairman  of  the   investment   committee
                   (since  1994) for the  Worcester  Polytech
                   Institute;  President and Treasurer (since
                   January  1999) of the SIS Fund (a  private
                   not for profit charitable  fund);  Trustee
                   (since  1995) of the  Springfield  Library
                   and  Museum  Association;  Trustee  (since
                   1996) of the  Community  Music  School  of
                   Springfield.   Formerly,   member  of  the
                   investment   committee  of  the  Community
                   Foundation of Western  Massachusetts (1998
                   -  2003);   Chairman  (January   1999-July
                   1999)  of  SIS  &  Family   Bank,   F.S.B.
                   (formerly  SIS  Bank);  President,   Chief
                   Executive   Officer  and   Director   (May
                   1993-December 1998) of SIS Bankcorp,  Inc.            $100,000
                   and   SIS   Bank   (formerly   Springfield
                   Institution  for  Savings)  and  Executive
                   Vice President  (January  1999-July  1999)
                   of Peoples Heritage  Financial Group, Inc.
                   Oversees    43     portfolios    in    the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is Two
World Financial Center, 225 Liberty Street, New York, NY
10080.  Mr. Murphy serves for an indefinite term, until his
resignation, death or removal.

-------------------------------------------------------------------------------------

                          Interested Director and Officer

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name, Address,     Principal   Occupation(s)  During  Past  5 Dollar      Aggregate
                                                                           Dollar
                                                                          Range of
                                                                         y Shares
                                                              Range of   Beneficially
Age, Position(s)   Years /  Other  Trusteeships/Directorships Shares      Owned in
Held with Fund     Held by Director/  Number of Portfolios in BeneficiallAny of the
and Length of      Fund   Complex   Currently   Overseen   by Owned in   Oppenheimer
Service            Director                                    the Fund     Funds

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                                As of December 31,
                                                                       2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,    Chairman,   Chief  Executive  Officer  and     $0        Over
President,         director  (since June 2001) and  President
Director and       (since  September  2000)  of the  Manager;
Principal          President  and a  director  or  trustee of
Executive Officer  other Oppenheimer  funds;  President and a since October 2001 director  (since July 2001) of Oppenheimer
Age: 54            Acquisition   Corp.   and  of  Oppenheimer
                   Partnership  Holdings,  Inc.;  a  director
                   (since November 2001) of  OppenheimerFunds
                   Distributor,    Inc.;   Chairman   and   a
                   director  (since July 2001) of Shareholder
                   Services,    Inc.   and   of   Shareholder
                   Financial Services,  Inc.; President and a
                   director     (since    July    2001)    of
                   OppenheimerFunds    Legacy    Program   (a
                   charitable  trust program  established  by
                   the Manager);  a director of the following
                   investment   advisory    subsidiaries   of
                   OppenheimerFunds,  Inc.: OFI Institutional
                   Asset  Management,   Inc.  and  Centennial
                   Asset   Management    Corporation   (since
                   November    2001),    HarbourView    Asset
                   Management  Corporation  and  OFI  Private
                   Investments,   Inc.   (since  July  2001);
                   President  (since  November 1, 2001) and a
                   director  (since July 2001) of Oppenheimer
                   Real Asset  Management,  Inc.;  a director
                   (since    November    2001)   of   Trinity
                   Investment  Management  Corp.  and Tremont
                   Advisers,    Inc.   (investment   advisory
                   affiliates  of  the  Manager);   Executive
                   Vice  President  (since  February 1997) of
                   Massachusetts    Mutual   Life   Insurance
                   Company (the Manager's parent company);  a
                   director   (since   June   1995)   of  DLB
                   Acquisition    Corporation    (a   holding
                   company  that  owns  shares  of  David  L.
                   Babson & Company,  Inc.); formerly,  Chief
                   Operating  Officer  (September   2000-June
                   2001)  of  the  Manager;   President   and
                   trustee (November  1999-November  2001) of             $100,000
                   MML Series  Investment Fund and MassMutual
                   Institutional  Funds (open-end  investment
                   companies);    a    director    (September
                   1999-August  2000) of C.M. Life  Insurance
                   Company;    President,   Chief   Executive
                   Officer    and     director     (September
                   1999-August  2000) of MML Bay  State  Life
                   Insurance   Company;   a  director   (June
                   1989-June  1998) of Emerald  Isle  Bancorp
                   and Hibernia  Savings Bank (a wholly-owned
                   subsidiary   of  Emerald  Isle   Bancorp).
                   Oversees    75     portfolios    in    the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------

     The address of the Officers in the chart below is as
follows: Messrs. Molleur, Zack, Monoyois, Dr. Reinganum and
Ms. Feld is Two World Financial Center, 225 Liberty Street,
New York, NY 10080, Messrs. Vottiero and Wixted and Ms.
Ives and Ms. Bechtolt is 6803 S. Tucson Way, Centennial, CO
80112-3924. Each Officer serves for an annual term or until
his or her resignation, death or removal.

-------------------------------------------------------------------------------------

                                Officers of the Fund

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name, Address, Age, Position(s)  Principal Occupation(s) During Past 5 Years
Held with Fund and Length of
Service

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Nikolaos D. Monoyios, Vice       Vice President of the Manager (since April 1998);
President and Portfolio Manager  an officer of 4 portfolios in the OppenheimerFunds
since April 1998                 complex; a Certified Financial Analyst; formerly a
Age:  53                         Vice President and portfolio manager for Guardian
                                 Investor Services, the investment management
                                 subsidiary of The Guardian Life Insurance Company
                                 (1979 - March 1998).

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Dr. Marc Reinganum, Vice         Vice  President   (since  September  2002)  of  the
President and Portfolio Manager  Manager;  a Director of  Quantitative  Research and
since October 2003               Portfolio  Strategist  for  Equities.  Formerly the
Age:  50                         Mary  Jo  Vaughn   Rauscher   Chair  in   Financial
                                 Investments at Southern Methodist  University since
                                 1995.  At  Southern  Methodist  University  he also
                                 served as the  Director of the  Finance  Institute,
                                 Chairman of the Finance  Department,  President  of
                                 the  Faculty  at the Cox  School  of  Business  and
                                 member   of  the   Board  of   Trustee   Investment
                                 Committee.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,                 Senior Vice  President and  Treasurer  (since March
Treasurer, Principal Financial   1999) of the Manager;  Treasurer (since March 1999)
and Accounting Officers since    of  HarbourView   Asset   Management   Corporation,
April 1999                       Shareholder Services,  Inc., Oppenheimer Real Asset
Age: 44                          Management   Corporation,   Shareholder   Financial
                                 Services,  Inc., Oppenheimer  Partnership Holdings,
                                 Inc., OFI Private  Investments,  Inc.  (since March
                                 2000),  OppenheimerFunds   International  Ltd.  and
                                 OppenheimerFunds   plc  (offshore  fund  management
                                 subsidiaries  of the Manager)  (since May 2000) and
                                 OFI  Institutional  Asset  Management,  Inc. (since
                                 November  2000);   Treasurer  and  Chief  Financial
                                 Officer  (since  May  2000)  of  Oppenheimer  Trust
                                 Company  (a  trust   company   subsidiary   of  the
                                 Manager);  Assistant  Treasurer  (since March 1999)
                                 of     Oppenheimer     Acquisition     Corp.    and
                                 OppenheimerFunds   Legacy   Program   (since  April
                                 2000);   formerly  Principal  and  Chief  Operating
                                 Officer  (March  1995-March  1999),  Bankers  Trust
                                 Company-Mutual  Fund Services Division.  An officer
                                 of 91 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip Vottiero,                 Assistant Vice President of the Manager  (since
Assistant Treasurer              September 1998); formerly Manager/Fund Accounting
Since August 2002                (September 1994-September 1998) of the Manager. An
Age: 40                          officer of 91 portfolios in the OppenheimerFunds
                                 complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Connie Bechtolt                  Vice  President/Fund   Accounting  of  the  Manager
Assistant Treasurer              (since     March     2002);      formerly      Vice
Since October 2002               President/Corporate   Accounting   of  the  Manager
Age: 40                          (July  1999-March 2002) prior to which he was Chief
                                 Financial  Officer  at Sovlink  Corporation  (April
                                 1996-June  1999).  An officer of 91  portfolios  in
                                 the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,                  Senior Vice President  (since May 1985) and General
                                 Counsel  (since  February
                                 General  Counsel  and a  di2002)  of  the  Manager;
                                 2001)  of   OppenheimerFundrector  (since  November
                                 Senior Vice  President and s   Distributor,   Inc.;
                                 November  2001)  of  HarbouGeneral  Counsel  (since
                                 Corporation;  Vice PresidenrView  Asset  Management
                                 November   2000)   of    Opt and a director  (since
                                 Holdings,  Inc.;  Senior  Vpenheimer    Partnership
                                 Counsel  and a director  (sice  President,  General
                                 Shareholder Services,  Inc.ince  November  2001) of
                                 Services,  Inc.,  OFI  Priv,  Shareholder Financial
                                 Oppenheimer  Trust  Companyate  Investments,  Inc.,
                                 Asset  Management,  Inc.;    and OFI  Institutional
                                 November  2001)  of  CentenGeneral  Counsel  (since
Vice President & Secretary       Corporation;  a director  (nial   Asset  Management
Since November 2001              Oppenheimer Real Asset Manasince  November 2001) of
Age: 55                          Secretary and a director  (gement,  Inc.; Assistant
                                 OppenheimerFunds     Internsince  November 2001) of
                                 President      (since     National    Ltd.;    Vice
                                 OppenheimerFunds  Legacy Provember     2001)     of
                                 November  2001) of Oppenheiogram;  Secretary (since
                                 formerly   Acting   Generalmer  Acquisition  Corp.;
                                 2001-February  2002) and As    Counsel    (November
                                 (May 1981-October  2001) ofsociate  General Counsel
                                 Secretary  of  Shareholder  the Manager;  Assistant
                                 1985-November    2001),      Services,   Inc.  (May
                                 Services,   Inc.  (NovemberShareholder    Financial
                                 OppenheimerFunds     Intern   1989-November  2001);
                                 OppenheimerFunds plc (Octobational     Ltd.     And
                                 An    officer    of   91   er  1997-November 2001).
                                 OppenheimerFunds complex.   portfolios    in    the

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Denis R. Molleur,                Vice  President  and  Senior  Counsel  (since  July
Assistant Secretary              1999) of the Manager;  Vice  President  (since June
since November 2001              1990)  of   OppenheimerFunds   Distributor,   Inc.;
Age: 46                          Director,  Vice  President and Assistant  Secretary
                                 (since June 1999) of  Centennial  Asset  Management
                                 Corporation;   Vice   President   (since  1997)  of
                                 Oppenheimer Real Asset Management,  Inc.;  formerly
                                 Vice   President  and  Associate   Counsel  of  the
                                 Manager  (June  1990-July  1999).  An officer of 91
                                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Katherine P. Feld,               Vice  President  and  Senior  Counsel  (since  July
Assistant Secretary              1999) of the Manager;  Vice  President  (since June
since November 2001              1990)  of   OppenheimerFunds   Distributor,   Inc.;
Age: 45                          Director,  Vice  President and Assistant  Secretary
                                 (since June 1999) of  Centennial  Asset  Management
                                 Corporation;   Vice   President   (since  1997)  of
                                 Oppenheimer Real Asset Management,  Inc.;  formerly
                                 Vice   President  and  Associate   Counsel  of  the
                                 Manager  (June  1990-July  1999).  An officer of 91
                                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,                Vice  President and Assistant  Counsel  (since June
Assistant Secretary              1998) of the Manager;  Vice President  (since 1999)
since November 2001              of   OppenheimerFunds   Distributor,   Inc.;   Vice
Age: 38                          President and Assistant  Secretary  (since 1999) of
                                 Shareholder  Services,  Inc.;  Assistant  Secretary
                                 (since  December 2001) of  OppenheimerFunds  Legacy
                                 Program and Shareholder  Financial Services,  Inc.;
                                 formerly  Assistant  Vice  President  and Assistant
                                 Counsel of the  Manager  (August  1997-June  1998);
                                 Assistant    Counsel   of   the   Manager   (August
                                 1994-August  1997).  An officer of 89 portfolios in
                                 the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      |X|         Remuneration of Directors. The officers
of the Fund and one Director of the Fund (Mr. Murphy) are
affiliated with the Manager and receive no salary or fee
from the Fund.  The remaining Directors of the Fund
received the compensation shown below from the Fund with
respect to the Fund's fiscal year ended August 31, 2003.
Mr. Swain was affiliated with the Manager until January 2,
2002.  The compensation from all of the Board II Funds
(including the Fund) represents compensation received as a
director, trustee, managing general partner or member of a
committee of the Board during the calendar year 2002.

---------------------------------------------------------------------------------

                                                        Total Compensation From
Trustee Name and Other Fund     Aggregate Compensation   Fund and Fund Complex
Position(s) (as applicable)           from Fund1           Paid to Trustees*

---------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------

   James C. Swain                        $38,785                  $177,996
   Chairman of the Board of
   Directors

   ---------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------

   William L. Armstrong                  $21,923                   $92,076
   Vice Chairman of the Board
   of Trustees & Audit
   Committee Member

   ---------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------

   Robert G. Avis                        $21,923                   $92,199
   Review Committee Member

   ---------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------

   George C. Bowen                       $21,923                   $91,124
   Audit Committee Member

   ---------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------

   Edward L. Cameron                     $25,098                   $99,743
   Audit Committee Chairman

   ---------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------

   Jon S. Fossel                         $25,098                   $94,590
   Review Committee Chairman

   ---------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------

   Sam Freedman                          $21,923                   $92,199
   Review Committee Member

   ---------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------

   Beverly Hamilton                      $21,6242                $113,6593,4
   Review Committee Member

   ---------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------

   Robert J. Malone                      $21,6245                 $58,3263
   Audit Committee Member

   ---------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------

   F. William Marshall, Jr.              $21,923                  $138,1246
   Review Committee Member

   ---------------------------------------------------------------------------------

Effective  July 1,  2002,  C.  Howard  Kast  and  Robert  M.
Kirchner  retired as Trustees  from the Board II Funds.  For
the  calendar  year  ended   December  31,  2002,  Mr.  Kast
received  $41,451 and Mr.  Kirchner  received  $38,001 total compensation  from all of the  Oppenheimer  funds  for which they served as Trustee.
1.    Aggregate  Compensation  from Fund  includes  fees and
   deferred compensation, if any, for a Trustee.
2.    Includes $21,624 deferred under Deferred  Compensation
   plan described below.
3.    Mrs.  Hamilton and Mr. Malone were elected as Trustees
   of  the   Board  II  Funds   effective   June  1,   2002.
   Compensation  for Mrs.  Hamilton and Mr.  Malone was paid
   by  all  the  Board  II  Funds,  with  the  exception  of
   Oppenheimer  Senior  Floating  Rate Fund for  which  they
   currently   do  not  serve  as  Trustees   (total  of  40
   Oppenheimer funds at December 31, 2002).
4.    Includes  $55,333  compensation  (of  which  100%  was
   deferred  under a  deferred  compensation  plan)  paid to
   Mrs.  Hamilton  for serving as a trustee by two  open-end
   investment companies (MassMutual  Institutional Funds and
   MML Series  Investment  Fund) the investment  adviser for
   which  is the  indirect  parent  company  of  the  Fund's
   Manager.  The Manager also serves as the  Sub-Advisor  to
   the  MassMutual  International  Equity  Fund, a series of
   MassMutual Institutional Funds.
5.    Includes $21,624 deferred under Deferred  Compensation
   Plan described below.
6.    Includes  $47,000  compensation  paid to Mr.  Marshall
   for  serving  as a  trustee  by two  open-end  investment
   companies (MassMutual  Institutional Funds and MML Series
   Investment Fund) the investment  adviser for which is the
   indirect  parent  company  of  the  Fund's  Manager.  The
   Manager also serves as the  Sub-Advisor to the MassMutual
   International   Equity  Fund,  a  series  of   MassMutual
   Institutional Funds.

* For purposes of this section only, "Fund Complex"
includes the Oppenheimer funds, MassMutual Institutional
Funds and MML Series Investment Fund in accordance with the
instructions for Form N-1A.  The Manager does not consider
MassMutual Institutional Funds and MML Series Investment
Fund to be part of the OppenheimerFunds "Fund Complex" as
that term may be otherwise interpreted.

|X|   Deferred Compensation Plan For Directors.  The Board
of Directors has adopted a Deferred Compensation Plan for
disinterested directors that enables them to elect to defer
receipt of all or a portion of the annual fees they are
entitled to receive from the Fund.  Under the plan, the
compensation deferred by a Director is periodically
adjusted as though an equivalent amount had been invested
in shares of one or more Oppenheimer funds selected by the
Director.  The amount paid to the Director under the plan
will be determined based upon the performance of the
selected funds.

      Deferral of Director's fees under the plan will not
materially affect the Fund's assets, liabilities and net
income per share.  The plan will not obligate the Fund to
retain the services of any Director or to pay any
particular level of compensation to any Director.  Pursuant
to an Order issued by the Securities and Exchange
Commission, the Fund may invest in the funds selected by
the Director under the plan without shareholder approval
for the limited purpose of determining the value of the
Director's deferred fee account.

      |X|   Major Shareholders.  As of September 30, 2003,
the only persons who owned of record or were known by the
Fund to own beneficially 5% or more of the Fund's
outstanding Class A, Class B, Class C, Class N or Class Y
shares were:
Brian Anderson Tr, Us Personel Inc 401K Plan, 2300 Valley
View LN, Ste. 300, Irving, Texas 75062-1726, which owned
154,378.482 Class N shares (5.51% of the Class N shares
then outstanding).

Mass Mutual Life Insurance Co, Separate Investment Acct,
Attn: N225, 1295 State Street, Springfield, MA  01111-0001,
which owned 7,605,739.742 Class Y shares (53.32% of the
Class Y shares then outstanding).

Oppenheimer Principal Protected Main Street Fund, C/O Brian
Wixted Svp/Treas, OppenheimerFunds, 6803 S. Tucson Way,
Centennial, CO  80112-3924, which owned 5,412,170.171 Class
Y shares (37.94% of the Class Y shares then outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer
Acquisition Corp., a holding company controlled by
Massachusetts Mutual Life Insurance Company, a global,
diversified insurance and financial services organization.

|X|   Code of Ethics. The Fund, the Manager and the
Distributor have a Code of Ethics. It is designed to detect
and prevent improper personal trading by certain employees,
including portfolio managers, that would compete with or
take advantage of the Fund's portfolio transactions.
Covered persons include persons with knowledge of the
investments and investment intentions of the Fund and other
funds advised by the Manager. The Code of Ethics does
permit personnel subject to the Code to invest in
securities, including securities that may be purchased or
held by the Fund, subject to a number of restrictions and
controls. Compliance with the Code of Ethics is carefully
monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's
registration statement filed with the SEC and can be
reviewed and copied at the SEC's Public Reference Room in
Washington, D.C. You can obtain information about the hours
of operation of the Public Reference Room by calling the
SEC at 1.202.942.8090. The Code of Ethics can also be
viewed as part of the Fund's registration statement on the
SEC's EDGAR database at the SEC's Internet website at
WWW.SEC.GOV. Copies may be obtained, after paying a
-----------
duplicating fee, by electronic request at the following
E-mail address: PUBLICINFO@SEC.GOV., or by writing to the
                -------------------
SEC's Public Reference Section, Washington, D.C. 20549-0102.

|X|   Portfolio Proxy Voting.  The Fund has adopted
Portfolio Proxy Voting Policies and Procedures under which
the Fund votes proxies relating to securities ("portfolio
proxies") held by the Fund. The Fund's primary
consideration in voting portfolio proxies is the financial
interests of the Fund and its shareholders. The Fund has
retained an unaffiliated third-party as its agent to vote
portfolio proxies in accordance with the Fund's Portfolio
Proxy Voting Guidelines and to maintain records of such
portfolio proxy voting. The Proxy Voting Guidelines include
provisions to address conflicts of interest that may arise
between the fund and OFI where an OFI directly-controlled
affiliate manages or administers the assts of a pension
plan of a company soliciting the proxy. The Fund's
Portfolio Proxy Voting Guidelines on routine and
non-routine proxy proposals are summarized below.

o     The Fund votes with the recommendation of the
            issuer's management on routine matters, including
            election of directors nominated by management and
            ratification of auditors, unless circumstances
            indicate otherwise.
o     In general, the Fund opposes anti-takeover proposals
            and supports elimination of anti-takeover proposals,
            absent unusual circumstances.
o     The Fund supports shareholder proposals to reduce a
            super-majority vote requirement, and opposes
            management proposals to add a super-majority vote
            requirement.
o     The Fund opposes proposals to classify the board of
            directors.
o     The Fund support proposals to eliminate cumulative
            voting.
o     The Fund opposes re-pricing of stock options.
o     The Fund generally considers executive compensation
            questions such as stock option plans and bonus plans
            to be ordinary business activity. The Fund analyzes
            stock option plans, paying particular attention to
            their dilutive effect. While the Fund generally
            supports management proposals, the Fund opposes plans
            it considers to be excessive.

      The Fund will be required to file new Form N-PX, with
its complete proxy voting record for the 12 months ended
June 30th, no later than August 31st of each year. The
first such filing is due no later than August 31, 2004, for
the twelve months ended June 30, 2004. Once filed, the
Fund's Form N-PX filing will be available (i) without
charge, upon request, by calling the Fund toll-free at
1.800.225.5677 and (ii) on the SEC's website at WWW.SEC.GOV.
                                                -----------

      |X|   The Investment Advisory Agreement.  The Manager
provides investment advisory and management services to the
Fund under an investment advisory agreement between the
Manager and the Fund. The Manager selects securities for
the Fund's portfolio and handles its day-to-day business.
The portfolio managers and associate portfolio managers of
the Fund are employed by the Manager and are the persons
who are principally responsible for the day-to-day
management of the Fund's portfolio. Other members of the
Manager's Fixed Income Portfolio Team provide the portfolio
managers with counsel and support in managing the Fund's
portfolio.

      The agreement requires the Manager, at its expense,
to provide the Fund with adequate office space, facilities
and equipment. It also requires the Manager to provide and
supervise the activities of all administrative and clerical
personnel required to provide effective administration for
the Fund. Those responsibilities include the compilation
and maintenance of records with respect to its operations,
the preparation and filing of specified reports, and
composition of proxy materials and registration statements
for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the
Manager under the advisory agreement. The advisory
agreement lists examples of expenses paid by the Fund. The
major categories relate to interest, taxes, brokerage
commissions, fees to certain Trustees, legal and audit
expenses, custodian and transfer agent expenses, share
issuance costs, certain printing and registration costs and
non-recurring expenses, including litigation costs. The
management fees paid by the Fund to the Manager are
calculated at the rates described in the Prospectus, which
are applied to the assets of the Fund as a whole. The fees
are allocated to each class of shares based upon the
relative proportion of the Fund's net assets represented by
that class.

-------------------------------------------------------------------------------

Fiscal Year ended 8/31:      Management Fees Paid to OppenheimerFunds, Inc.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

           2001                                $75,697,340

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

           2002                                $61,560,774

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

           2003                                $48,873,062

-------------------------------------------------------------------------------

      The investment advisory agreement states that in the
absence of willful misfeasance, bad faith, gross negligence
in the performance of its duties or reckless disregard of
its obligations and duties under the investment advisory
agreement, the Manager is not liable for any loss the Fund
sustains for any investment, adoption of any investment
policy, or the purchase, sale or retention of any security.

      The agreement permits the Manager to act as
investment advisor for any other person, firm or
corporation and to use the name "Oppenheimer" in connection
with other investment companies for which it may act as
investment advisor or general distributor. If the Manager
shall no longer act as investment advisor to the Fund, the
Manager may withdraw the right of the Fund to use the name
"Oppenheimer" as part of its name.

         Annual Approval of Investment Advisory Agreement.
Each year, the Board of Directors, including a majority of
the Independent Directors, is required to approve the
renewal of the investment advisory agreement. The
Investment Company Act requires that the Board request and
evaluate and the Manager provide such information as may be
reasonably necessary to evaluate the terms of the
investment advisory agreement. The Board employs an
independent consultant to prepare a report that provides
such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1
distribution fees the Fund pays. These distribution fees
are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in
arriving at its decision to renew the investment advisory
agreement. Among other factors, the Board considered:
o     The nature, cost, and quality of the services
         provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison
         to regular market indices
o     Economies of scale that may be available to the Fund
         from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or
         services received by the Fund from its
         relationship with the Manager, and
o     The direct and indirect benefits the Manager received
         from its relationship with the Fund. These
         included services provided by the Distributor and
         the Transfer Agent, and brokerage and soft dollar
         arrangements permissible under Section 28(e) of
         the Securities Exchange Act.

      The Board considered that the Manager must be able to
pay and retain high quality personnel at competitive rates
to provide services to the Fund. The Board also considered
that maintaining the financial viability of the Manager is
important so that the Manager will be able to continue to
provide quality services to the Fund and its shareholders
in adverse times. The Board also considered the investment
performance of other mutual funds advised by the Manager.
The Board is aware that there are alternatives to the use
of the Manager.

      These matters were also considered by the Independent
Directors, meeting separately from the full Board with
experienced Counsel to the Independent Directors who
assisted the Board in its deliberations. The Independent
Directors Counsel is independent of the Manager within the
meaning and intent of the SEC Rules regarding the
independence of counsel.

      After careful deliberation, the Board, including the
Independent Directors, concluded that it was in the best
interest of shareholders to continue the investment
advisory agreement for another year. In arriving at a
decision, the Board did not single out any one factor or
group of factors as being more important than other
factors, but considered all factors together. The Board
judged the terms and conditions of the investment advisory
agreement, including the investment advisory fee, in light
of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement.
One of the duties of the Manager under the investment
advisory agreement is to arrange the portfolio transactions
for the Fund. The advisory agreement contains provisions
relating to the employment of broker-dealers to effect the
Fund's portfolio transactions. The Manager is authorized by
the advisory agreement to employ broker-dealers, including
"affiliated" brokers, as that term is defined in the
Investment Company Act. The Manager may employ
broker-dealers that the Manager thinks, in its best
judgment based on all relevant factors, will implement the
policy of the Fund to obtain, at reasonable expense, the
"best execution" of the Fund's portfolio transactions.
"Best execution" means prompt and reliable execution at the
most favorable price obtainable. The Manager need not seek
competitive commission bidding. However, it is expected to
be aware of the current rates of eligible brokers and to
minimize the concessions paid to the extent consistent with
the interests and policies of the Fund as established by
its Board of Directors.

      Under the investment advisory agreement, the Manager
may select brokers (other than affiliates) that provide
brokerage and/or research services for the Fund and/or the
other accounts over which the Manager or its affiliates
have investment discretion. The concessions paid to such
brokers may be higher than another qualified broker would
charge, if the Manager makes a good faith determination
that the concession is fair and reasonable in relation to
the services provided. Subject to those considerations, as
a factor in selecting brokers for the Fund's portfolio
transactions, the Manager may also consider sales of shares
of the Fund and other investment companies for which the
Manager or an affiliate serves as investment advisor.

Brokerage Practices Followed by the Manager.  Most
securities purchases made by the Fund are in principal
transactions at net prices. The Fund usually deals directly
with the selling or purchasing principal or market maker
without incurring charges for the services of a broker on
its behalf unless the Manager determines that a better
price or execution may be obtained by using the services of
a broker. Therefore, the Fund does not incur substantial
brokerage costs. Portfolio securities purchased from
underwriters include a commission or concession paid by the
issuer to the underwriter in the price of the security.
Portfolio securities purchased from dealers include a
spread between the bid and asked price. The Fund seeks to
obtain prompt execution of these orders at the most
favorable net price.

      The Manager allocates brokerage for the Fund subject
to the provisions of the investment advisory agreement and
the procedures and rules described above. Generally, the
Manager's portfolio traders allocate brokerage based upon
recommendations from the Manager's portfolio managers. In
certain instances, portfolio managers may directly place
trades and allocate brokerage. In either case, the
Manager's executive officers supervise the allocation of
brokerage.

      Transactions in securities other than those for which
an exchange is the primary market are generally done with
principals or market makers. In transactions on foreign
exchanges, the Fund may be required to pay fixed brokerage
commissions and therefore would not have the benefit of
negotiated commissions available in U.S. markets. Brokerage
commissions are paid primarily for transactions in listed
securities or for certain fixed-income agency transactions
in the secondary market. Otherwise, brokerage commissions
are paid only if it appears likely that a better price or
execution can be obtained by doing so. In an option
transaction, the Fund ordinarily uses the same broker for
the purchase or sale of the option and any transaction in
the securities to which the option relates. Other funds
advised by the Manager have investment policies similar to
those of the Fund. Those other funds may purchase or sell
the same securities as the Fund at the same time as the
Fund, which could affect the supply and price of the
securities. If two or more funds advised by the Manager
purchase the same security on the same day from the same
dealer, the transactions under those combined orders are
averaged as to price and allocated in accordance with the
purchase or sale orders actually placed for each account.

      In an option transaction, the Fund ordinarily uses
the same broker for the purchase or sale of the option and
any transaction in the securities to which the option
relates. When possible, the Manager tries to combine
concurrent orders to purchase or sell the same security by
more than one of the accounts managed by the Manager or its
affiliates. The transactions under those combined orders
are averaged as to price and allocated in accordance with
the purchase or sale orders actually placed for each
account.

      The investment advisory agreement permits the Manager
to allocate brokerage for research services. The research
services provided by a particular broker may be useful only
to one or more of the advisory accounts of the Manager and
its affiliates. The investment research received for the
commissions of those other accounts may be useful both to
the Fund and one or more of the Manager's other accounts.
Investment research may be supplied to the Manager by a
third party at the instance of a broker through which
trades are placed.

      Investment research services include information and
analysis on particular companies and industries as well as
market or economic trends and portfolio strategy, market
quotations for portfolio evaluations, information systems,
computer hardware and similar products and services. If a
research service also assists the Manager in a non-research
capacity (such as bookkeeping or other administrative
functions), then only the percentage or component that
provides assistance to the Manager in the investment
decision-making process may be paid in commission dollars.

      The Board of Directors permits the Manager to use
stated commissions on secondary fixed-income agency trades
to obtain research if the broker represents to the Manager
that: (i) the trade is not from or for the broker's own
inventory, (ii) the trade was executed by the broker on an
agency basis at the stated commission, and (iii) the trade
is not a riskless principal transaction. The Board of
Directors permits the Manager to use commissions on
fixed-price offerings to obtain research, in the same
manner as is permitted for agency transactions.

      The research services provided by brokers broaden the
scope and supplements the research activities of the
Manager. That research provides additional views and
comparisons for consideration, and helps the Manager to
obtain market information for the valuation of securities
that are either held in the Fund's portfolio or are being
considered for purchase. The Manager provides information
to the Board about the commissions paid to brokers
furnishing such services, together with the Manager's
representation that the amount of such commissions was
reasonably related to the value or benefit of such
services.

----------------------------------------------------------------------------

Fiscal Year Ended 8/31:     Total Brokerage Commissions Paid by the Fund1

----------------------------------------------------------------------------
----------------------------------------------------------------------------

           2001                              $23,855,290

----------------------------------------------------------------------------
----------------------------------------------------------------------------

           2002                              $25,593,7432

----------------------------------------------------------------------------
----------------------------------------------------------------------------

           2003                              $24,183,5232

----------------------------------------------------------------------------

1.    Amounts do not include spreads or concessions on
      principal transactions on a net trade basis.
   2. During the fiscal year ended 8/31/03, the amount of
      transactions directed to brokers for research
      services was $1,916,877,345 and the amount of the
      commissions paid to broker-dealers for those services
      was $2,841,603.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement
with the Fund, the Distributor acts as the Fund's principal
underwriter in the continuous public offering of the Fund's
classes of shares. The Distributor bears the expenses
normally attributable to sales, including advertising and
the cost of printing and mailing prospectuses, other than
those furnished to existing shareholders. The Distributor
is not obligated to sell a specific number of shares.
Expenses normally attributable to sales are borne by the
Distributor.

      The sales charges and concessions paid to, or
retained by, the Distributor from the sale of shares during
the Fund's three most recent fiscal years, and the
contingent deferred sales charges retained by the
Distributor on the redemption of shares for the most recent
fiscal year are shown in the tables below.

--------------------------------------------------------------------------------

Fiscal Year Ended     Aggregate Front-End Sales    Class A Front-End Sales
                                                   Charges retained by
8/31                  Charges on Class A Shares    Distributor1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

        2001                  $18,699,768                   $5,001,243

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

        2002                  $12,400,169                   $3,335,382

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

        2003                  $10,218,529                   $2,221,821

--------------------------------------------------------------------------------

1.    Includes amounts retained by a broker-dealer that is
   an affiliate or a parent of the Distributor.

--------------------------------------------------------------------------------

                 Concessions on  Concessions on  Concessions    Concessions on
                 Class A Shares  Class B Shares  on Class C     Class N Shares
Fiscal Year      Advanced by     Advanced by     Shares         Advanced by
Ended 8/31       Distributor1    Distributor1    Advanced by    Distributor1, 2
                                                 Distributor1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      2001         $1,716,658      $28,052,844     $2,227,017       $56,915

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      2002          $895,178       $15,202,153     $1,380,111      $408,513

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      2003         $1,365,250      $10,340,993     $1,196,635      $318,612

--------------------------------------------------------------------------------

1.    The Distributor advances concession payments to
   dealers for certain sales of Class A shares and for
   sales of Class B, Class C and Class N shares from its
   own resources at the time of sale.
2.    The inception date of Class N shares was March 1,
   2001.

--------------------------------------------------------------------------------

Fiscal Year      Class A         Class B         Class C         Class N
                 Contingent      Contingent      Contingent      Contingent
                 Deferred Sales  Deferred Sales  Deferred Sales  Deferred
                 Charges         Charges         Charges         Sales Charges
                 Retained by     Retained by     Retained by     Retained by
Ended 8/31       Distributor     Distributor     Distributor     Distributor

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      2001           $94,981       $12,539,280      $285,411          $109

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      2002          $112,149       $12,100,308      $142,468         $6,564

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      2003           $97,262       $9,770,325       $105,288        $203,096

--------------------------------------------------------------------------------

      For additional information about distribution of the
Fund's shares, including fees and expenses, please refer to
"Distribution and Service Plans," below.

Distribution and Service Plans. The Fund has adopted a
Service Plan for Class A shares and Distribution and
Service Plans for Class B, Class C and Class N shares under
Rule 12b-1 of the Investment Company Act. Under those plans
the Fund pays the Distributor for all or a portion of its
costs incurred in connection with the distribution and/or
servicing of the shares of the particular class. Each plan
has been approved by a vote of the Board of Directors,
including a majority of the Independent Directors1, cast in
person at a meeting called for the purpose of voting on
that plan.

      Under the plans, the Manager and the Distributor may
make payments to affiliates and in their sole discretion,
from time to time, may use their own resources (at no
direct cost to the Fund) to make payments to brokers,
dealers or other financial institutions for distribution
and administrative services they perform. The Manager may
use its profits from the advisory fee it receives from the
Fund. In their sole discretion, the Distributor and the
Manager may increase or decrease the amount of payments
they make from their own resources to plan recipients.

      Unless a plan is terminated as described below, the
plan continues in effect from year to year but only if the
Fund's Board of Directors and its Independent Directors
specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting
called for the purpose of voting on continuing the plan. A
plan may be terminated at any time by the vote of a
majority of the Independent Directors or by the vote of the
holders of a "majority" (as defined in the Investment
Company Act) of the outstanding shares of that class.

      The Board of Directors and the Independent Directors
must approve all material amendments to a plan. An
amendment to increase materially the amount of payments to
be made under a plan must be approved by shareholders of
the class affected by the amendment. Because Class B shares
of the Fund automatically convert into Class A shares 72
months after purchase, the Fund must obtain the approval of
both Class A and Class B shareholders for a proposed
material amendment to the Class A Plan that would
materially increase payments under the Plan. That approval
must be by a "majority" (as defined in the Investment
Company Act) of the shares of each Class, voting separately
by class.

      While the Plans are in effect, the Treasurer of the
Fund shall provide separate written reports on the plans to
the Board of Directors at least quarterly for its review.
The Reports shall detail the amount of all payments made
under a plan and the purpose for which the payments were
made. Those reports are subject to the review and approval
of the Independent Directors.

      Each Plan states that while it is in effect, the
selection and nomination of those Directors of the Fund who
are not "interested persons" of the Fund is committed to
the discretion of the Independent Directors. This does not
prevent the involvement of others in the selection and
nomination process as long as the final decision as to
selection or nomination is approved by a majority of the
Independent Directors.

      Under the plans, no payment will be made to any
recipient in any quarter in which the aggregate net asset
value of all Fund shares held by the recipient for itself
and its customers does not exceed a minimum amount, if any,
that may be set from time to time by a majority of the
Independent Directors. The Board of Directors has set no
minimum amount of assets to qualify for payments under the
plans.

|X|   Class A Service Plan Fees. Under the Class A service
plan, the Distributor currently uses the fees it receives
from the Fund to pay brokers, dealers and other financial
institutions (they are referred to as "recipients") for
personal services and account maintenance services they
provide for their customers who hold Class A shares. The
services include, among others, answering customer
inquiries about the Fund, assisting in establishing and
maintaining accounts in the Fund, making the Fund's
investment plans available and providing other services at
the request of the Fund or the Distributor. The Class A
service plan permits reimbursements to the Distributor at a
rate of up to 0.25% of average annual net assets of Class A
shares. The Board has set the rate at that level. While the
plan permits the Board to authorize payments to the
Distributor to reimburse itself for services under the
plan, the Board has not yet done so, except in the case of
the special arrangement described below. The Distributor
makes payments to plan recipients quarterly at an annual
rate not to exceed 0.25% of the average annual net assets
consisting of Class A shares held in the accounts of the
recipients or their customers.

      With respect to purchases of Class A shares subject
to a contingent deferred sales charge by certain retirement
plans that purchased such shares prior to March 1, 2001
("grandfathered retirement accounts"), the Distributor
currently intends to pay the service fee to Recipients in
advance for the first year after the shares are purchased.
During the first year the shares are sold, the Distributor
retains the service fee to reimburse itself for the costs
of distributing the shares. After the first year shares are
outstanding, the Distributor makes service fee payments to
Recipients quarterly on those shares. The advance payment
is based on the net asset value of shares sold. Shares
purchased by exchange do not qualify for the advance
service fee payment. If Class A shares purchased by
grandfathered retirement accounts are redeemed during the
first year after their purchase, the Recipient of the
service fees on those shares will be obligated to repay the
Distributor a pro rata portion of the advance payment of
the service fee made on those shares.

      For the fiscal year ended August 31, 2003 payments
under the Class A plan totaled $15,475,586, of which
$77,240 was retained by the Distributor under the
arrangement described below, and included $798,036 paid to
an affiliate of the Distributors parent company.  Any
unreimbursed expenses the Distributor incurs with respect
to Class A shares in any fiscal year cannot be recovered in
subsequent years. The Distributor may not use payments
received under the Class A Plan to pay any of its interest
expenses, carrying charges, or other financial costs, or
allocation of overhead.

|X|      Class B, Class C and Class N Service and
Distribution Plan Fees. Under each plan, service fees and
distribution fees are computed on the average of the net
asset value of shares in the respective class, determined
as of the close of each regular business day during the
period. The Class B, Class C and Class N plans provide for
the Distributor to be compensated at a flat rate, whether
the Distributor's distribution expenses are more or less
than the amounts paid by the Fund under the plan during the
period for which the fee is paid. The types of services
that recipients provide are similar to the services
provided under the Class A service plan, described above.

      Each Plan permits the Distributor to retain both the
asset-based sales charges and the service fees or to pay
recipients the service fee on a quarterly basis, without
payment in advance. However, the Distributor currently
intends to pay the service fee to recipients in advance for
the first year after Class B, Class C and Class N shares
are purchased. After the first year Class B, Class C or
Class N shares are outstanding, after their purchase, the
Distributor makes service fee payments quarterly on those
shares. The advance payment is based on the net asset value
of shares sold. Shares purchased by exchange do not qualify
for the advance service fee payment. If Class B, Class C or
Class N shares are redeemed during the first year after
their purchase, the recipient of the service fees on those
shares will be obligated to repay the Distributor a pro
rata portion of the advance payment of the service fee made
on those shares. In cases where the Distributor is the
broker of record for Class B, Class C and Class N shares,
i.e. shareholders without the services of a broker directly
invest in the Fund, the Distributor will retain the
asset-based sales charge and service fee for Class B, Class
C and Class N shares.

      The asset-based sales charge and service fees
increase Class B and Class C expenses by 1.00% and the
asset-based sales charge and service fees increases Class N
expenses by 0.50% of the net assets per year of the
respective class.

      The Distributor retains the asset-based sales charge
on Class B and Class N shares. The Distributor retains the
asset-based sales charge on Class C shares during the first
year the shares are outstanding. It pays the asset-based
sales charge as an ongoing concession to the recipient on
Class C shares outstanding for a year or more. If a dealer
has a special agreement with the Distributor, the
Distributor will pay the Class B, Class C or Class N
service fee and the asset-based sales charge to the dealer
quarterly in lieu of paying the sales concessions and
service fee in advance at the time of purchase.

      The asset-based sales charges on Class B, Class C and
Class N shares allow investors to buy shares without a
front-end sales charge while allowing the Distributor to
compensate dealers that sell those shares. The Fund pays
the asset-based sales charges to the Distributor for its
services rendered in distributing Class B, Class C and
Class N shares. The payments are made to the Distributor in
recognition that the Distributor:
o     pays sales concessions to authorized brokers and
         dealers at the time of sale and pays service fees
         as described above,
o     may finance payment of sales concessions and/or the
         advance of the service fee payment to recipients
         under the plans, or may provide such financing
         from its own resources or from the resources of an
         affiliate,
o     employs personnel to support distribution of Class B,
         Class C and Class N shares, and
o     bears the costs of sales literature, advertising and
         prospectuses (other than those furnished to
         current shareholders) and state "blue sky"
         registration fees and certain other distribution
         expenses,
o     may not be able to adequately compensate dealers that
         sell Class B, Class C and Class N shares without
         receiving payment under the plans and therefore
         may not be able to offer such Classes for sale
         absent the plans,
o     receives payments under the plans consistent with the
         service fees and asset-based sales charges paid by
         other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the
         Fund in various third-party distribution programs
         that may increase sales of Fund shares,
o     may experience increased difficulty selling the
         Fund's shares if payments under the plan are
         discontinued because most competitor funds have
         plans that pay dealers for rendering distribution
         services as much or more than the amounts
         currently being paid by the Fund, and
o     may not be able to continue providing, at the same or
         at a lesser cost, the same quality distribution
         sales efforts and services, or to obtain such
         services from brokers and dealers, if the plan
         payments were to be discontinued.

      The Distributor's actual expenses in selling Class B,
Class C and Class N shares may be more than the payments it
receives from the contingent deferred sales charges
collected on redeemed shares and from the Fund under the
plans. If either the Class B, Class C or Class N plan is
terminated by the Fund, the Board of Directors may allow
the Fund to continue payments of the asset-based sales
charge to the Distributor for distributing shares before
the plan was terminated.

---------------------------------------------------------------------------------

      Distribution Fees Paid to the Distributor for the Year Ended 8/31/03

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class:        Total          Amount         Distributor's       Distributor's
                                                                Unreimbursed
                                            Aggregate           Expenses as %
              Payments       Retained by    Unreimbursed        of Net Assets
              Under Plan     Distributor    Expenses Under Plan of Class

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Plan   $29,662,203    $22,824,617       $58,890,804          2.00%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Plan   $11,111,558     $1,394,946       $26,170,296          2.20%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class N Plan     $304,261       $251,563        $1,434,972           1.81%

---------------------------------------------------------------------------------

1.    Includes $372,764 paid to an affiliate of the
    Distributor's parent company.
2.      Includes $267,426 paid to an affiliate of the
    Distributor's parent company.
3.      Includes $4,271 paid to an affiliate of the
    Distributor's parent company.

      All payments under the Class B, Class C and Class N
plans are subject to the limitations imposed by the Conduct
Rules of the National Association of Securities Dealers,
Inc. on payments of asset-based sales charges and service
fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a
variety of terms to illustrate its investment performance.
Those terms include "cumulative total return," "average
annual total return," "average annual total return at net
asset value" and "total return at net asset value." An
explanation of how total returns are calculated is set
forth below. The charts below show the Fund's performance
as of the Fund's most recent fiscal year end. You can
obtain current performance information by calling the
Fund's Transfer Agent at 1.800.225.5677 or by visiting the
OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in
advertisements must comply with rules of the SEC. Those
rules describe the types of performance data that may be
used and how it is to be calculated. In general, any
advertisement by the Fund of its performance data must
include the average annual total returns for the advertised
class of shares of the Fund. Those returns must be shown
for the 1-, 5- and 10-year periods (or the life of the
class, if less) ending as of the most recently ended
calendar quarter prior to the publication of the
advertisement (or its submission for publication).

      Use of standardized performance calculations enables
an investor to compare the Fund's performance to the
performance of other funds for the same periods. However, a
number of factors should be considered before using the
Fund's performance information as a basis for comparison
with other investments:

o     Total returns measure the performance of a
         hypothetical account in the Fund over various
         periods and do not show the performance of each
         shareholder's account. Your account's performance
         will vary from the model performance data if your
         dividends are received in cash, or you buy or sell
         shares during the period, or you bought your
         shares at a different time and price than the
         shares used in the model.

      The Fund's performance returns do not reflect the
         effect of taxes on dividends and capital gains
         distributions.
------------

|X|   An
         investment
         in
         the
         Fund
         is
         not
         insured
         by
         the
         FDIC
         or
         any
         other
         government
         agency.

------------

o     The
         principal
         value
         of
         the
         Fund's
         shares,
         and
         total
         returns
         are
         not
         guaranteed
         and
         normally
         will
         fluctuate
         on
         a
         daily
         basis.
o     When
         an
         investor's
         shares
         are
         redeemed,
         they
         may
         be
         worth
         more
         or
         less
         than
         their
         original
         cost.
o     Total
         returns
         for
         any
         given
         past
         period
         represent
         historical
         performance
         information
         and
         are
         not,
         and
         should
         not
         be
         considered,
         a
         prediction
         of
         future
         returns.

      The
performance
of each
class of
shares is
shown
separately,
because the
performance
of each
class of
shares will
usually be
different.
That is
because of
the
different
kinds of
expenses
each class
bears. The
total
returns of
each class
of shares
of the Fund
are
affected by
market
conditions,
the quality
of the
Fund's
investments,
the
maturity of
those
investments,
the types
of
investments
the Fund
holds, and
its
operating
expenses
that are
allocated
to the
particular
class.

      |X|
Total
Return
Information.
There are
different
types of
"total
returns" to
measure the
Fund's
performance.
Total
return is
the change
in value of
a
hypothetical
investment
in the Fund
over a
given
period,
assuming
that all
dividends
and capital
gains
distributions
are
reinvested
in
additional
shares and
that the
investment
is redeemed
at the end
of the
period.
Because of
differences
in expenses
for each
class of
shares, the
total
returns for
each class
are
separately
measured.
The
cumulative
total
return
measures
the change
in value
over the
entire
period (for
example,
ten years).
An average
annual
total
return
shows the
average
rate of
return for
each year
in a period
that would
produce the
cumulative
total
return over
the entire
period.
However,
average
annual
total
returns do
not show
actual
year-by-year
performance.
The Fund
uses
standardized
calculations
for its
total
returns as
prescribed
by the SEC.
The
methodology
is
discussed
below.

         In
calculating
total
returns for
Class A
shares, the
current
maximum
sales
charge of
5.75% (as a
percentage
of the
offering
price) is
deducted
from the
initial
investment
("P" in the
formula
below)
(unless the
return is
shown
without
sales
charge, as
described
below). For
Class B
shares,
payment of
the
applicable
contingent
deferred
sales
charge is
applied,
depending
on the
period for
which the
return is
shown: 5.0%
in the
first year,
4.0% in the
second
year, 3.0%
in the
third and
fourth
years, 2.0%
in the
fifth year,
1.0% in the
sixth year
and none
thereafter.
For Class C
shares, the
1.0%
contingent
deferred
sales
charge is
deducted
for returns
for the
one-year
period.
For Class N
shares, the
1.0%
contingent
deferred
sales
charge is
deducted
for returns
for the
one-year
period, and
total
returns for
the periods
prior to
03/01/02
(the
inception
date for
Class N
shares) is
based on
the Fund's
Class A
returns,
adjusted to
reflect the
higher
Class N
12b-1 fees.
There is no
sales
charge on
Class Y
shares.

o
Average
Annual
Total
Return. The
"average
annual
total
return" of
each class
is an
average
annual
compounded
rate of
return for
each year
in a
specified
number of
years. It
is the rate
of return
based on
the change
in value of
a
hypothetical
initial
investment
of $1,000
("P" in the
formula
below) held
for a
number of
years ("n"
in the
formula) to
achieve an
Ending
Redeemable
Value
("ERV" in
the
formula) of
that
investment,
according
to the
following

          -----------------------------------------------------------------------

formula:     - 1                                                   Average Annual Total Return

ERV   l/n

          -----------------------------------------------------------------------
==========

  P

==========

o     Average Annual Total Return (After Taxes on
Distributions). The "average annual total return (after
taxes on distributions)" of Class A shares is an average
annual compounded rate of return for each year in a
specified number of years, adjusted to show the effect of
federal taxes (calculated using the highest individual
marginal federal income tax rates in effect on any
reinvestment date) on any distributions made by the Fund
during the specified period. It is the rate of return based
on the change in value of a hypothetical initial investment
of $1,000 ("P" in the formula below) held for a number of
years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking
into account the effect of taxes on Fund distributions, but
not on the redemption of Fund shares, according to the
following formula:

ATVD   l/n - 1 = Average Annual Total Return (After Taxes on
---
               Distributions)
  P

o     Average Annual Total Return (After Taxes on
Distributions and Redemptions). The "average annual total
return (after taxes on distributions and redemptions)" of
Class A shares is an average annual compounded rate of
return for each year in a specified number of years,
adjusted to show the effect of federal taxes (calculated
using the highest individual marginal federal income tax
rates in effect on any reinvestment date) on any
distributions made by the Fund during the specified period
and the effect of capital gains taxes or capital loss tax
benefits (each calculated using the highest federal
individual capital gains tax rate in effect on the
redemption date) resulting from the redemption of the
shares at the end of the period. It is the rate of return
based on the change in value of a hypothetical initial
investment of $1,000 ("P" in the formula below) held for a
number of years ("n" in the formula) to achieve an ending
value ("ATVDR" in the formula) of that investment, after
taking into account the effect of taxes on fund
distributions and on the redemption of Fund shares,
according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
---
l/n              and Redemption)
  P

o     Cumulative Total Return. The "cumulative total
return" calculation measures the change in value of a
hypothetical investment of $1,000 over an entire period of
years. Its calculation uses some of the same factors as
average annual total return, but it does not average the
rate of return on an annual basis. Cumulative total return
is determined as follows:

 ERV - P   = Total Return

-----------

    P
o     Total Returns at Net Asset Value. From time to time
the Fund may also quote a cumulative or an average annual
total return "at net asset value" (without deducting sales
charges) for Class A, Class B, Class C or Class N shares.
There is no sales charge on Class Y shares. Each is based
on the difference in net asset value per share at the
beginning and the end of the period for a hypothetical
investment in that class of shares (without considering
front-end or contingent deferred sales charges) and takes
into consideration the reinvestment of dividends and
capital gains distributions.

--------------------------------------------------------------------------------

            The Fund's Total Returns for the Periods Ended 8/31/03

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class of  Cumulative Total              Average Annual Total Returns
          Returns (10 years
Shares    or Life of Class)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 1-Year           5-Year           10-Year
                                                    (or              (or
                                              life-of-class)    life-of-class)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

          After     Without  After   Without After    Without  After   Without
          Sales     Sales    Sales   Sales   Sales    Sales    Sales   Sales
          Charge    Charge   Charge  Charge  Charge   Charge   Charge  Charge

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A   113.69%   126.71%  0.79%   6.93%   1.49%    2.70%    7.89%   8.53%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B   100.09%(2)100.09%(21.06%   6.06%   1.58%    1.92%    8.09%(2)8.09%(2)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C   103.58%(3)103.58%(35.14%   6.14%   1.93%    1.93%    7.56%(3)7.56%(3)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N   -13.39%(4)-13.39%(45.78%   6.78%   -5.59%(4)-5.59%(4)N/A     N/A

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class Y   N/A       48.39%(5)N/A     7.11%   N/A      2.87%    N/A     5.95%(5)

--------------------------------------------------------------------------------

1. Inception of Class A:      02/03/88
2. Inception of Class B:      10/03/94
3. Inception of Class C:      12/01/93
4. Inception of Class N:      03/01/01
5. Inception of Class Y:      11/01/96

---------------------------------------------------------------------------------

     Average Annual Total Returns for Class A Shares1 (After Sales Charge)
                         For the Periods Ended 8/31/03

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

                                1 -Year           5 -Year          10 - Year

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

After        Taxes       on      0.50%             0.51%             6.24%
Distributions

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

After Taxes on                   0.47%             1.03%             6.07%
Distributions and
Redemption of Fund Shares

---------------------------------------------------------------------------------

  1. Inception of Class A shares: 02/03/88

Other Performance Comparisons. The Fund compares its
performance annually to that of an appropriate
broadly-based market index in its Annual Report to
shareholders. You can obtain that information by contacting
the Transfer Agent at the addresses or telephone numbers
shown on the cover of this Statement of Additional
Information. The Fund may also compare its performance to
that of other investments, including other mutual funds, or
use rankings of its performance by independent ranking
entities. Examples of these performance comparisons are set
forth below.

      |X|   Lipper Rankings. From time to time the Fund may
publish the ranking of the performance of its classes of
shares by Lipper, Inc. ("Lipper"). Lipper is a
widely-recognized independent mutual fund monitoring
service. Lipper monitors the performance of regulated
investment companies, including the Fund, and ranks their
performance for various periods in categories based on
investment styles. The Lipper performance rankings are
based on total returns that include the reinvestment of
capital gain distributions and income dividends but do not
take sales charges or taxes into consideration. Lipper also
publishes "peer-group" indices of the performance of all
mutual funds in a category that it monitors and averages of
the performance of the funds in particular categories.

|X|   Morningstar Ratings. From time to time the Fund may
publish the star rating of the performance of its classes
of shares by Morningstar, Inc., an independent mutual fund
monitoring service. Morningstar rates mutual funds in their
specialized market sector. The Fund is rated among large
blend category.

|X|   Morningstar proprietary star ratings reflect
historical risk-adjusted total investment return. For each
fund with at least a three-year history, Morningstar
calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in
a fund's monthly performance (including the effects of
sales charges, loads, and redemption fees), placing more
emphasis on downward variations and rewarding consistent
performance.  The top 10% of funds in each category receive
5 stars, the next 22.5% receive 4 stars, the next 35%
receive 3 stars, the next 22.5% receive 2 stars, and the
bottom 10% receive 1 star. (Each share class is counted as
a fraction of one fund within this scale and rated
separately, which may cause slight variations in the
distribution percentages.) The Overall Morningstar Rating
for a fund is derived from a weighted average of the
performance figures associated with its three-, five-and
ten-year (if applicable) Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other
Entities and Publications. From time to time the Fund may
include in its advertisements and sales literature
performance information about the Fund cited in newspapers
and other periodicals such as The New York Times, The Wall
Street Journal, Barron's, or similar publications. That
information may include performance quotations from other
sources, including Lipper and Morningstar. The performance
of the Fund's classes of shares may be compared in
publications to the performance
of various market indices or other investments, and
averages, performance rankings or other benchmarks prepared
by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the
Fund's share classes to the return on fixed-income
investments available from banks and thrift institutions.
Those include certificates of deposit, ordinary
interest-paying checking and savings accounts, and other
forms of fixed or variable time deposits, and various other
instruments such as Treasury bills. However, the Fund's
returns and share price are not guaranteed or insured by
the FDIC or any other agency and will fluctuate daily,
while bank depository obligations may be insured by the
FDIC and may provide fixed rates of return. Repayment of
principal and payment of interest on Treasury securities is
backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or
ratings of the Manager or Transfer Agent, and of the
investor services provided by them to shareholders of the
Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of
shareholder and investor services by third parties may
include comparisons of their services to those provided by
other mutual fund families selected by the rating or
ranking services. They may be based upon the opinions of
the rating or ranking service itself, using its research or
judgment, or based upon surveys of investors, brokers,
shareholders or others.

      From time to time the Fund may include in its
advertisements and sales literature the total return
performance of a hypothetical investment account that
includes shares of the Fund and other Oppenheimer funds.
The combined account may be part of an illustration of an
asset allocation model or similar presentation. The account
performance may combine total return performance of the
Fund and the total return performance of other Oppenheimer
funds included in the account. Additionally, from time to
time, the Fund's advertisements and sales literature may
include, for illustrative or comparative purposes,
statistical data or other information about general or
specific market and economic conditions. That may include,
for example,
o     information about the performance of certain
         securities or commodities markets or segments of
         those markets,
o     information about the performance of the economies of
         particular countries or regions,
o     the earnings of companies included in segments of
         particular industries, sectors, securities
         markets, countries or regions,
o     the availability of different types of securities or
         offerings of securities,
o     information relating to the gross national or gross
         domestic product of the United States or other
         countries or regions,
o     comparisons of various market sectors or indices to
         demonstrate performance, risk, or other
         characteristics of the Fund.

ABOUT your account

How to Buy Shares

Additional information is presented below about the methods
that can be used to buy shares of the Fund. Appendix C
contains more information about the special sales charge
arrangements offered by the Fund, and the circumstances in
which sales charges may be reduced or waived for certain
classes of investors.

AccountLink. When shares are purchased through AccountLink,
each purchase must be at least $50 and shareholders must
                                   ---
invest at least $500 before an Asset Builder Plan
(described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain
at $25 for additional purchases. Shares will be purchased
on the regular business day the Distributor is instructed
to initiate the Automated Clearing House ("ACH") transfer
to buy the shares. Dividends will begin to accrue on shares
purchased with the proceeds of ACH transfers on the
business day the Fund receives Federal Funds for the
purchase through the ACH system before the close of The New
York Stock Exchange ("the Exchange"). The Exchange normally
closes at 4:00 P.M., but may close earlier on certain days.
If Federal Funds are received on a business day after the
close of the Exchange, the shares will be purchased and
dividends will begin to accrue on the next regular business
day. The proceeds of ACH transfers are normally received by
the Fund three days after the transfers are initiated. If
the proceeds of the ACH transfer are not received on a
timely basis, the Distributor reserves the right to cancel
the purchase order. The Distributor and the Fund are not
responsible for any delays in purchasing shares resulting
from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a
reduced sales charge rate may be obtained for Class A
shares under Right of Accumulation and Letters of Intent
because of the economies of sales efforts and reduction in
expenses realized by the Distributor, dealers and brokers
making such sales. No sales charge is imposed in certain
other circumstances described in Appendix C to this
Statement of Additional Information because the Distributor
or dealer or broker incurs little or no selling expenses.

      |X|   Right of Accumulation. To qualify for the lower
sales charge rates that apply to larger purchases of Class
A shares, you and your spouse can add together:
o     Class A and Class B shares you purchase for your
            individual accounts (including IRAs and 403(b)
            plans), or for your joint accounts, or for
            trust or custodial accounts on behalf of your
            children who are minors, and
o     Current purchases of Class A and Class B shares of
            the Fund and other Oppenheimer funds to reduce
            the sales charge rate that applies to current
            purchases of Class A shares, and
o     Class A and Class B shares of Oppenheimer funds you
            previously purchased subject to an initial or
            contingent deferred sales charge to reduce the
            sales charge rate for current purchases of
            Class A shares, provided that you still hold
            your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a
trust, estate or other fiduciary account (including one or
more employee benefit plans of the same employer) that has
multiple accounts. The Distributor will add the value, at
current offering price, of the shares you previously
purchased and currently own to the value of current
purchases to determine the sales charge rate that applies.
The reduced sales charge will apply only to current
purchases. You must request it when you buy shares.

The Oppenheimer Funds. The Oppenheimer funds are those
mutual funds for which the Distributor acts as the
distributor and currently include the following:

Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Opportunity Fund
Oppenheimer Bond Fund                     Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund     Oppenheimer MidCap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Multiple Strategies Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Municipal Bond Fund
Oppenheimer Capital Income Fund           Oppenheimer New Jersey Municipal Fund
Oppenheimer Champion Income Fund          Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Convertible Securities Fund   Street Fund
Oppenheimer Developing Markets Fund       Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Disciplined Allocation Fund   Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Discovery Fund                Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund               Oppenheimer Real Asset Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Equity Fund, Inc.             Municipals
Oppenheimer Global Fund                   Oppenheimer Senior Floating Rate Fund
Oppenheimer Global Opportunities Fund     Oppenheimer Small Cap Value Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Strategic Income Fund
Oppenheimer Growth Fund                   Oppenheimer Total Return Bond Fund
Oppenheimer High Yield Fund               Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund       Oppenheimer Value Fund
Oppenheimer International Growth Fund     Limited-Term New York Municipal Fund
Oppenheimer  International  Small Company
Fund                                      Rochester Fund Municipals
                                          OSM1 -  Mercury  Advisors  Focus  Growth
Oppenheimer Limited-Term Government Fund  Fund
Oppenheimer Limited Term Municipal Fund   OSM1 - Salomon Brothers All Cap Fund
Oppenheimer Main Street Fund

And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
1 - "OSM" stands for Oppenheimer Select Managers

      There is an initial sales charge on the purchase of
Class A shares of each of the Oppenheimer funds described
above except the money market funds and Oppenheimer Senior
Floating Rate Fund. Under certain circumstances described
in this Statement of Additional Information, redemption
proceeds of certain money market fund shares may be subject
to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), if
you purchase Class A shares or Class A and Class B shares
of the Fund and other Oppenheimer funds during a 13-month
period, you can reduce the sales charge rate that applies
to your purchases of Class A shares. The total amount of
your intended purchases of both Class A and Class B shares
will determine the reduced sales charge rate for the Class
A shares purchased during that period. You can include
purchases made up to 90 days before the date of the Letter.
Letters do not consider Class C or Class N shares you
purchase or may have purchased.
      A Letter is an investor's statement in writing to the
Distributor of the intention to purchase Class A shares or
Class A and Class B shares of the Fund (and other
Oppenheimer funds) during a 13-month period (the "Letter
period"). At the investor's request, this may include
purchases made up to 90 days prior to the date of the
Letter. The Letter states the investor's intention to make
the aggregate amount of purchases of shares which, when
added to the investor's holdings of shares of those funds,
will equal or exceed the amount specified in the Letter.
Purchases made by reinvestment of dividends or
distributions of capital gains and purchases made at net
asset value without sales charge do not count toward
satisfying the amount of the Letter.

      A Letter enables an investor to count the Class A and
Class B shares purchased under the Letter to obtain the
reduced sales charge rate on purchases of Class A shares of
the Fund (and other Oppenheimer funds) that applies under
the Right of Accumulation to current purchases of Class A
shares. Each purchase of Class A shares under the Letter
will be made at the offering price (including the sales
charge) that applies to a single lump-sum purchase of
shares in the amount intended to be purchased under the
Letter.

      In submitting a Letter, the investor makes no
commitment to purchase shares. However, if the investor's
purchases of shares within the Letter period, when added to
the value (at offering price) of the investor's holdings of
shares on the last day of that period, do not equal or
exceed the intended purchase amount, the investor agrees to
pay the additional amount of sales charge applicable to
such purchases. That amount is described in "Terms of
Escrow," below (those terms may be amended by the
Distributor from time to time). The investor agrees that
shares equal in value to 5% of the intended purchase amount
will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by
the terms of the Prospectus, this Statement of Additional
Information and the application used for a Letter. If those
terms are amended, as they may be from time to time by the
Fund, the investor agrees to be bound by the amended terms
and that those amendments will apply automatically to
existing Letters.

      If the total eligible purchases made during the
Letter period do not equal or exceed the intended purchase
amount, the concessions previously paid to the dealer of
record for the account and the amount of sales charge
retained by the Distributor will be adjusted to the rates
applicable to actual total purchases. If total eligible
purchases during the Letter period exceed the intended
purchase amount and exceed the amount needed to qualify for
the next sales charge rate reduction set forth in the
Prospectus, the sales charges paid will be adjusted to the
lower rate. That adjustment will be made only if and when
the dealer returns to the Distributor the excess of the
amount of concessions allowed or paid to the dealer over
the amount of concessions that apply to the actual amount
of purchases. The excess concessions returned to the
Distributor will be used to purchase additional shares for
the investor's account at the net asset value per share in
effect on the date of such purchase, promptly after the
Distributor's receipt thereof.

      The Transfer  Agent will not hold shares in escrow for
purchases of shares of the Fund and other  Oppenheimer funds by  OppenheimerFunds  prototype 401(k) plans under a Letter.
If the intended  purchase amount under a Letter entered into
by  an   OppenheimerFunds   prototype  401(k)  plan  is  not
purchased  by the  plan  by the  end of the  Letter  period, there  will  be no  adjustment  of  concessions  paid to the
broker-dealer   or  financial   institution  of  record  for
accounts held in the name of that plan.
      In determining the total amount of purchases made
under a Letter, shares redeemed by the investor prior to
the termination of the Letter period will be deducted. It
is the responsibility of the dealer of record and/or the
investor to advise the Distributor about the Letter when
placing any purchase orders for the investor during the
Letter period. All of such purchases must be made through
the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent
purchases if necessary) made pursuant to a Letter, shares
of the Fund equal in value up to 5% of the intended
purchase amount specified in the Letter shall be held in
escrow by the Transfer Agent. For example, if the intended
purchase amount is $50,000, the escrow shall be shares
valued in the amount of $2,500 (computed at the offering
price adjusted for a $50,000 purchase). Any dividends and
capital gains distributions on the escrowed shares will be
credited to the investor's account.

      2. If the total minimum investment specified under
the Letter is completed within the 13-month Letter period,
the escrowed shares will be promptly released to the
investor.

      3. If, at the end of the 13-month Letter period the
total purchases pursuant to the Letter are less than the
intended purchase amount specified in the Letter, the
investor must remit to the Distributor an amount equal to
the difference between the dollar amount of sales charges
actually paid and the amount of sales charges which would
have been paid if the total amount purchased had been made
at a single time. That sales charge adjustment will apply
to any shares redeemed prior to the completion of the
Letter. If the difference in sales charges is not paid
within twenty days after a request from the Distributor or
the dealer, the Distributor will, within sixty days of the
expiration of the Letter, redeem the number of escrowed
shares necessary to realize such difference in sales
charges. Full and fractional shares remaining after such
redemption will be released from escrow. If a request is
received to redeem escrowed shares prior to the payment of
such additional sales charge, the sales charge will be
withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably
constitutes and appoints the Transfer Agent as
attorney-in-fact to surrender for redemption any or all
escrowed shares.

5.    The shares eligible for purchase under the Letter (or
the holding of which may be counted toward completion of a
Letter) include:
(a)   Class A shares sold with a front-end sales charge or
            subject to a Class A contingent deferred sales
            charge,
(b)   Class B shares of other Oppenheimer funds acquired
            subject to a contingent deferred sales charge,
            and
(c)   Class A or Class B shares acquired by exchange of
            either (1) Class A shares of one of the other
            Oppenheimer funds that were acquired subject to
            a Class A initial or contingent deferred sales
            charge or (2) Class B shares of one of the
            other Oppenheimer funds that were acquired
            subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically
be exchanged for shares of another fund to which an
exchange is requested, as described in the section of the
Prospectus entitled "How to Exchange Shares" and the escrow
will be transferred to that other fund.
Asset Builder Plans. As explained in the Prospectus, you
must initially establish your account with $500.
Subsequently, you can establish an Asset Builder Plan to
automatically purchase additional shares directly from a
bank account for as little as $50. For those accounts
established prior to November 1, 2002 and which have
previously established Asset Builder Plans, additional
purchases will remain at $25. Shares purchased by Asset
Builder Plan payments from bank accounts are subject to the
redemption restrictions for recent purchases described in
the Prospectus. Asset Builder Plans are available only if
your bank is an ACH member. Asset Builder Plans may not be
used to buy shares for OppenheimerFunds employer-sponsored
qualified retirement accounts. Asset Builder Plans also
enable shareholders of Oppenheimer Cash Reserves to use
their fund account to make monthly automatic purchases of
shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to
purchase shares of the Fund, your bank account will be
debited automatically. Normally the debit will be made two
business days prior to the investment dates you selected on
your application. Neither the Distributor, the Transfer
Agent nor the Fund shall be responsible for any delays in
purchasing shares that result from delays in ACH
transmissions.

      Before you establish Asset Builder payments, you
should obtain a prospectus of the selected fund(s) from
your financial advisor (or the Distributor) and request an
application from the Distributor. Complete the application
and return it. You may change the amount of your Asset
Builder payment or you can terminate these automatic
investments at any time by writing to the Transfer Agent.
The Transfer Agent requires a reasonable period
(approximately 10 days) after receipt of your instructions
to implement them. The Fund reserves the right to amend,
suspend or discontinue offering Asset Builder plans at any
time without prior notice.

Retirement Plans. Certain types of retirement plans are
entitled to purchase shares of the Fund without sales
charge or at reduced sales charge rates, as described in
Appendix C to this Statement of Additional Information.
Certain special sales charge arrangements described in that
Appendix apply to retirement plans whose records are
maintained on a daily valuation basis by Merrill Lynch
Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an
independent record keeper that has a contract or special
arrangement with Merrill Lynch. If on the date the plan
sponsor signed the Merrill Lynch record keeping service
agreement the plan has less than $3 million in assets
(other than assets invested in money market funds) invested
in applicable investments, then the retirement plan may
purchase only Class B shares of the Oppenheimer funds. Any
retirement plans in that category that currently invest in
Class B shares of the Fund will have their Class B shares
converted to Class A shares of the Fund when the plan's
applicable investments reach $5 million.

      OppenheimerFunds has entered into arrangements with
certain record keepers whereby the Transfer Agent
compensates the record keeper for its record keeping and
account servicing functions that it performs on behalf of
the participant level accounts of a retirement plan. While
such compensation may act to reduce the record keeping fees
charged by the retirement plan's record keeper, that
compensation arrangement may be terminated at any time,
potentially affecting the record keeping fees charged by
the retirement plan's record keeper.

Cancellation of Purchase Orders. Cancellation of purchase
orders for the Fund's shares (for example, when a purchase
check is returned to the Fund unpaid) causes a loss to be
incurred when the net asset values of the Fund's shares on
the cancellation date is less than on the purchase date.
That loss is equal to the amount of the decline in the net
asset value per share multiplied by the number of shares in
the purchase order. The investor is responsible for that
loss. If the investor fails to compensate the Fund for the
loss, the Distributor will do so. The Fund may reimburse
the Distributor for that amount by redeeming shares from
any account registered in that investor's name, or the Fund
or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund
represents an interest in the same portfolio of investments
of the Fund. However, each class has different shareholder
privileges and features. The net income attributable to
Class B, Class C or Class N shares and the dividends
payable on Class B, Class C or Class N shares will be
reduced by incremental expenses borne solely by that class.
Those expenses include the asset-based sales charges to
which Class B, Class C and Class N shares are subject.

      The availability of different classes of shares
permits an investor to choose the method of purchasing
shares that is more appropriate for the investor. That may
depend on the amount of the purchase, the length of time
the investor expects to hold shares, and other relevant
circumstances. Class A shares normally are sold subject to
an initial sales charge. While Class B, Class C and Class N
shares have no initial sales charge, the purpose of the
deferred sales charge and asset-based sales charge on Class
B, Class C and Class N shares is the same as that of the
initial sales charge on Class A shares - to compensate the
Distributor and brokers, dealers and financial institutions
that sell shares of the Fund. A salesperson who is entitled
to receive compensation from his or her firm for selling
Fund shares may receive different levels of compensation
for selling one class of shares rather than another.

      The Distributor will not accept any order in the
amount of $500,000 or more for Class B shares or $1 million
or more for Class C shares on behalf of a single investor
(not including dealer "street name" or omnibus accounts).
That is because generally it will be more advantageous for
that investor to purchase Class A shares of the Fund.

      Class A Shares Subject to a Contingent Deferred Sales
Charge. For purchases of Class A shares at net asset value
whether or not subject to a contingent deferred sales
charge as described in the Prospectus, no sales concessions
will be paid to the broker-dealer of record, as described
in the Prospectus, on sales of Class A shares purchased
with the redemption proceeds of shares of another mutual
fund offered as an investment option in a retirement plan
in which Oppenheimer funds are also offered as investment
options under a special arrangement with the Distributor,
if the purchase occurs more than 30 days after the
Oppenheimer funds are added as an investment option under
that plan. Additionally, that concession will not be paid
on purchases of Class A shares by a retirement plan made
with the redemption proceeds of Class N shares of one or
more Oppenheimer funds held by the plan for more than 18
months.

      |X|   Class B Conversion. Under current
interpretations of applicable federal income tax law by the
Internal Revenue Service, the conversion of Class B shares
to Class A shares 72 months after purchase is not treated
as a taxable event for the shareholder. If those laws or
the IRS interpretation of those laws should change, the
automatic conversion feature may be suspended. In that
event, no further conversions of Class B shares would occur
while that suspension remained in effect. Although Class B
shares could then be exchanged for Class A shares on the
basis of relative net asset value of the two classes,
without the imposition of a sales charge or fee, such
exchange could constitute a taxable event for the
shareholder, and absent such exchange, Class B shares might
continue to be subject to the asset-based sales charge for
longer than six years.

      |X|   Availability of Class N Shares. In addition to
the description of the types of retirement plans which may
purchase Class N shares contained in the prospectus, Class
N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE
            IRAs),
o     to all rollover contributions made to Individual
            401(k) plans, Profit-Sharing Plans and Money
            Purchase Pension Plans,
o     to all direct rollovers from
            OppenheimerFunds-sponsored Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix C
            to this Statement of Additional Information)
            which have entered into a special agreement
            with the Distributor for that purpose,
o     to Retirement Plans qualified under Sections 401(a)
            or 401(k) of the Internal Revenue Code, the
            recordkeeper or the plan sponsor for which has
            entered into a special agreement with the
            Distributor,
o     to Retirement Plans of a plan sponsor where the
            aggregate assets of all such plans invested in
            the Oppenheimer funds is $500,000 or more,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans
            that pay for the purchase with the redemption
            proceeds of Class A shares of one or more
            Oppenheimer funds, and
o     to certain customers of broker-dealers and financial
            advisors that are identified in a special
            agreement between the broker-dealer or
            financial advisor and the Distributor for that
            purpose.

      The sales concession and the advance of the service
fee, as described in the Prospectus, will not be paid to
dealers of record on sales of Class N shares on:
o     purchases of Class N shares in amounts of $500,000 or
            more by a retirement plan that pays for the
            purchase with the redemption proceeds of Class
            A shares of one or more Oppenheimer funds
            (other than rollovers from an
            OppenheimerFunds-sponsored Pinnacle or Ascender
            401(k) plan to any IRA invested in the
            Oppenheimer funds),
o     purchases of Class N shares in amounts of $500,000 or
            more by a retirement plan that pays for the
            purchase with the redemption proceeds of  Class
            C shares of one or more Oppenheimer funds held
            by the plan for more than one year (other than
            rollovers from an OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k) plan to any IRA
            invested in the Oppenheimer funds), and
o     on purchases of Class N shares by an
            OppenheimerFunds-sponsored Pinnacle or Ascender
            401(k) plan made with the redemption proceeds
            of Class A shares of one or more Oppenheimer
            funds.

      No sales concessions will be paid to the
broker-dealer of record, as described in the Prospectus, on
sales of Class N shares purchased with the redemption
proceeds of shares of another mutual fund offered as an
investment option in a retirement plan in which Oppenheimer
funds are also offered as investment options under a
special arrangement with the Distributor, if the purchase
occurs more than 30 days after the Oppenheimer funds are
added as an investment option under that plan.

      |X|   Allocation of Expenses. The Fund pays expenses
related to its daily operations, such as custodian fees,
Directors' fees, transfer agency fees, legal fees and
auditing costs. Those expenses are paid out of the Fund's
assets and are  not paid directly by shareholders. However,
those expenses reduce the net asset values of shares, and
therefore are indirectly borne by shareholders through
their investment.

      The methodology for calculating the net asset value,
dividends and distributions of the Fund's share classes
recognizes two types of expenses. General expenses that do
not pertain specifically to any one class are allocated pro
rata to the shares of all classes. The allocation is based
on the percentage of the Fund's total assets that is
represented by the assets of each class, and then equally
to each outstanding share within a given class. Such
general expenses include management fees, legal,
bookkeeping and audit fees, printing and mailing costs of
shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current shareholders,
fees to unaffiliated [Trustees][Directors], custodian
expenses, share issuance costs, organization and start-up
costs, interest, taxes and brokerage commissions, and
non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a
particular class are allocated equally to each outstanding
share within that class. Examples of such expenses include
distribution and  service plan (12b-1) fees, transfer and
shareholder servicing agent fees and expenses, and
shareholder meeting expenses (to the extent that such
expenses pertain only to a specific class).

Account Fees. As stated in the Prospectus, a $12 annual fee
is assessed on any account valued at less than $500. This
fee will not be assessed on the following accounts:
o     Accounts that have balances below $500 due to the
         automatic conversion of shares from Class B to
         Class A shares;
o     Accounts with an active Asset Builder Plan, payroll
         deduction plan or a military allotment plan;
o     OppenheimerFunds-sponsored group retirement accounts
         that are making continuing purchases;
o     Certain accounts held by broker-dealers through the
         National Securities Clearing Corporation; and
o     Accounts that fall below the $500 threshold due
         solely to market fluctuations within the 12-month
         period preceding the date the fee is deducted.

      The fee is automatically deducted from qualifying
accounts annually on or about the second to last business
day of September. This annual fee is waived for any
shareholders who elect to access their account documents
through electronic document delivery rather than in paper
copy and who elect to utilize the Internet or PhoneLink as
their primary source for their general servicing needs. To
sign up to access account documents electronically via
eDocs Direct, please visit the Service Center on our
website at WWW.OPPENHEIMERFUNDS.COM or call 1.888.470.0862
           ------------------------
for instructions.

Determination of Net Asset Values Per Share. The net asset
values per share of each class of shares of the Fund are
determined as of the close of business of the Exchange on
each day that the Exchange is open. The calculation is done
by dividing the value of the Fund's net assets attributable
to a class by the number of shares of that class that are
outstanding. The Exchange normally closes at 4:00 P.M.,
Eastern time, but may close earlier on some other days (for
example, in case of weather emergencies or on days falling
before a U.S. holiday). All references to time in this
Statement of Additional Information mean "Eastern time."
The Exchange's most recent annual announcement (which is
subject to change) states that it will close on New Year's
Day, Martin Luther King, Jr. Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day. It may also close on
other days.

      Dealers other than Exchange members may conduct
trading in certain securities on days on which the Exchange
is closed (including weekends and holidays) or after 4:00
P.M. on a regular business day. Because the Fund's net
asset values will not be calculated on those days, the
Fund's net asset values per share may be significantly
affected on such days when shareholders may not purchase or
redeem shares. Additionally, trading on European and Asian
stock exchanges and over-the-counter markets normally is
completed before the close of The Exchange.

      Changes in the values of securities traded on foreign
exchanges or markets as a result of events that occur after
the prices of those securities are determined, but before
the close of The Exchange, will not be reflected in the
Fund's calculation of its net asset values that day unless
the Manager determines that the event is likely to effect a
material change in the value of the security. The Manager,
or an internal valuation committee established by the
Manager, as applicable, may establish a valuation, under
procedures established by the Board and subject to the
approval, ratification and confirmation by the Board at its
next ensuing meeting.

      |X|   Securities Valuation. The Fund's Board of
Directors has established procedures for the valuation of
the Fund's securities. In general those procedures are as
follows:
o     Equity securities traded on a U.S. securities
exchange or on Nasdaq(R)are valued as follows:
(1)   if last sale information is regularly reported, they
               are valued at the last reported sale price
               on the principal exchange on which they are
               traded or on Nasdaq, as applicable, on that
               day, or
(2)   if last sale information is not available on a
               valuation date, they are valued at the last
               reported sale price preceding the valuation
               date if it is within the spread of the
               closing "bid" and "asked" prices on the
               valuation date or, if not,  at the closing
               "bid" price on the valuation date.
o     Equity securities traded on a foreign securities
exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing
               service approved by the Board of
               Trustees/Directors, or
(2)   at the last sale price obtained by the Manager from
               the report of the principal exchange on
               which the security is traded at its last
               trading session on or immediately before the
               valuation date, or
(3)   at the mean between the "bid" and "asked" prices
               obtained from the principal exchange on
               which the security is traded or, on the
               basis of reasonable inquiry, from two market
               makers in the security.
o     Long-term debt securities having a remaining maturity
in excess of 60 days are valued based on the mean between
the "bid" and "asked" prices determined by a portfolio
pricing service approved by the Fund's Board of Directors
or obtained by the Manager from two active market makers in
the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean
between the "bid" and "asked" prices determined by a
pricing service approved by the Fund's Board of Directors
or obtained by the Manager from two active market makers in
the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than
               397 days when issued,
(2)   debt instruments that had a maturity of 397 days or
               less when issued and have a remaining
               maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity
               of 397 days or less when issued and which
               have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted
for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money
               market fund that had a maturity of less than
               397 days when issued that have a remaining
               maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that
               have a remaining maturity of 397 days or
               less.
o     Securities (including restricted securities) not
having readily-available market quotations are valued at
fair value determined under the Board's procedures. If the
Manager is unable to locate two market makers willing to
give quotes, a security may be priced at the mean between
the "bid" and "asked" prices provided by a single active
market maker (which in certain cases may be the "bid" price
if no "asked" price is available).

      In the case of U.S. government securities,
mortgage-backed securities, corporate bonds and foreign
government securities, when last sale information is not
generally available, the Manager may use pricing services
approved by the Board of Trustees/Directors.  The pricing
service may use "matrix" comparisons to the prices for
comparable instruments on the basis of quality, yield and
maturity. Other special factors may be involved (such as
the tax-exempt status of the interest paid by municipal
securities). The Manager will monitor the accuracy of the
pricing services. That monitoring may include comparing
prices used for portfolio valuation to actual sales prices
of selected securities.

      The closing prices in the London foreign exchange
market on a particular business day that are provided to
the Manager by a bank, dealer or pricing service that the
Manager has determined to be reliable are used to value
foreign currency, including forward contracts, and to
convert to U.S. dollars securities that are denominated in
foreign currency.

      Puts, calls, and futures are valued at the last sale
price on the principal exchange on which they are traded or
on Nasdaq, as applicable, as determined by a pricing
service approved by the Board of Directors or by the
Manager. If there were no sales that day, they shall be
valued at the last sale price on the preceding trading day
if it is within the spread of the closing "bid" and "asked"
prices on the principal exchange or on Nasdaq on the
valuation date. If not, the value shall be the closing bid
price on the principal exchange or on Nasdaq on the
valuation date. If the put, call or future is not traded on
an exchange or on Nasdaq, it shall be valued by the mean
between "bid" and "asked" prices obtained by the Manager
from two active market makers. In certain cases that may be
at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to
the premium received is included in the Fund's Statement of
Assets and Liabilities as an asset. An equivalent credit is
included in the liability section. The credit is adjusted
("marked-to-market") to reflect the current market value of
the option. In determining the Fund's gain on investments,
if a call or put written by the Fund is exercised, the
proceeds are increased by the premium received. If a call
or put written by the Fund expires, the Fund has a gain in
the amount of the premium. If the Fund enters into a
closing purchase transaction, it will have a gain or loss,
depending on whether the premium received was more or less
than the cost of the closing transaction. If the Fund
exercises a put it holds, the amount the Fund receives on
its sale of the underlying investment is reduced by the
amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions
for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The
Federal Funds wire of redemption proceeds may be delayed if
the Fund's custodian bank is not open for business on a day
when the Fund would normally authorize the wire to be made,
which is usually the Fund's next regular business day
following the redemption. In those circumstances, the wire
will not be transmitted until the next bank business day on
which the Fund is open for business. No dividends will be
paid on the proceeds of redeemed shares awaiting transfer
by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption,
a shareholder may reinvest all or part of the redemption
proceeds of:
o     Class A shares purchased subject to an initial sales
         charge or Class A shares on which a contingent
         deferred sales charge was paid, or
o     Class B shares that were subject to the Class B
         contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge
only in Class A shares of the Fund or any of the other
Oppenheimer funds into which shares of the Fund are
exchangeable as described in "How to Exchange Shares"
below. Reinvestment will be at the net asset value next
computed after the Transfer Agent receives the reinvestment
order. The shareholder must ask the Transfer Agent for that
privilege at the time of reinvestment. This privilege does
not apply to Class C, Class N or Class Y shares. The Fund
may amend, suspend or cease offering this reinvestment
privilege at any time as to shares redeemed after the date
of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares
were redeemed is taxable, and reinvestment will not alter
any capital gains tax payable on that gain. If there has
been a capital loss on the redemption, some or all of the
loss may not be tax deductible, depending on the timing and
amount of the reinvestment. Under the Internal Revenue
Code, if the redemption proceeds of Fund shares on which a
sales charge was paid are reinvested in shares of the Fund
or another of the Oppenheimer funds within 90 days of
payment of the sales charge, the shareholder's basis in the
shares of the Fund that were redeemed may not include the
amount of the sales charge paid. That would reduce the loss
or increase the gain recognized from the redemption.
However, in that case the sales charge would be added to
the basis of the shares acquired by the reinvestment of the
redemption proceeds.

Payments "In Kind". The Prospectus states that payment for
shares tendered for redemption is ordinarily made in cash.
However, under certain circumstances, the Board of
Directors of the Fund may determine that it would be
detrimental to the best interests of the remaining
shareholders of the Fund to make payment of a redemption
order wholly or partly in cash. In that case, the Fund may
pay the redemption proceeds in whole or in part by a
distribution "in kind" of liquid securities from the
portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1
under the Investment Company Act. Under that rule, the Fund
is obligated to redeem shares solely in cash up to the
lesser of $250,000 or 1% of the net assets of the Fund
during any 90-day period for any one shareholder. If shares
are redeemed in kind, the redeeming shareholder might incur
brokerage or other costs in selling the securities for
cash. The Fund will value securities used to pay
redemptions in kind using the same method the Fund uses to
value its portfolio securities described above under
"Determination of Net Asset Values Per Share." That
valuation will be made as of the time the redemption price
is determined.

Involuntary Redemptions. The Fund's Board of Directors has
the right to cause the involuntary redemption of the shares
held in any account if the aggregate net asset value of
those shares is less than $500 or such lesser amount as the
Board may fix. The Board will not cause the involuntary
redemption of shares in an account if the aggregate net
asset value of such shares has fallen below the stated
minimum solely as a result of market fluctuations. If the
Board exercises this right, it may also fix the
requirements for any notice to be given to the shareholders
in question (not less than 30 days). The Board may
alternatively set requirements for the shareholder to
increase the investment, or set other terms and conditions
so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different
registration is not an event that triggers the payment of
sales charges. Therefore, shares are not subject to the
payment of a contingent deferred sales charge of any class
at the time of transfer to the name of another person or
entity. It does not matter whether the transfer occurs by
absolute assignment, gift or bequest, as long as it does
not involve, directly or indirectly, a public sale of the
shares. When shares subject to a contingent deferred sales
charge are transferred, the transferred shares will remain
subject to the contingent deferred sales charge. It will be
calculated as if the transferee shareholder had acquired
the transferred shares in the same manner and at the same
time as the transferring shareholder.

      If less than all shares held in an account are
transferred, and some but not all shares in the account
would be subject to a contingent deferred sales charge if
redeemed at the time of transfer, the priorities described
in the Prospectus under "How to Buy Shares" for the
imposition of the Class B, Class C and Class N contingent
deferred sales charge will be followed in determining the
order in which shares are transferred.

Distributions From Retirement Plans. Requests for
distributions from OppenheimerFunds-sponsored IRAs,
SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k)
plans or pension or profit-sharing plans should be
addressed to "Trustee, OppenheimerFunds Retirement Plans,"
c/o the Transfer Agent at its address listed in "How To
Sell Shares" in the Prospectus or on the back cover of this
Statement of Additional Information. The request must:
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the
         distribution is premature; and
(3)   conform to the requirements of the plan and the
         Fund's other redemption requirements.

      Participants (other than self-employed plan sponsors)
in OppenheimerFunds-sponsored pension or profit-sharing
plans with shares of the Fund held in the name of the plan
or its fiduciary may not directly request redemption of
their accounts. The plan administrator or fiduciary must
sign the request.

      Distributions from pension and profit sharing plans
are subject to special requirements under the Internal
Revenue Code and certain documents (available from the
Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made.
Distributions from retirement plans are subject to
withholding requirements under the Internal Revenue Code,
and IRS Form W-4P (available from the Transfer Agent) must
be submitted to the Transfer Agent with the distribution
request, or the distribution may be delayed. Unless the
shareholder has provided the Transfer Agent with a
certified tax identification number, the Internal Revenue
Code requires that tax be withheld from any distribution
even if the shareholder elects not to have tax withheld.
The Fund, the Manager, the Distributor, and the Transfer
Agent assume no responsibility to determine whether a
distribution satisfies the conditions of applicable tax
laws and will not be responsible for any tax penalties
assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers
and Brokers. The Distributor is the Fund's agent to
repurchase its shares from authorized dealers or brokers on
behalf of their customers. Shareholders should contact
their broker or dealer to arrange this type of redemption.
The repurchase price per share will be the net asset value
next computed after the Distributor receives an order
placed by the dealer or broker. However, if the Distributor
receives a repurchase order from a dealer or broker after
the close of The Exchange on a regular business day, it
will be processed at that day's net asset value if the
order was received by the dealer or broker from its
customers prior to the time the Exchange closes. Normally,
the Exchange closes at 4:00 P.M., but may do so earlier on
some days. Additionally, the order must have been
transmitted to and received by the Distributor prior to its
close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer
under this procedure, payment will be made within three
business days after the shares have been redeemed upon the
Distributor's receipt of the required redemption documents
in proper form. The signature(s) of the registered owners
on the redemption documents must be guaranteed as described
in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning
shares of the Fund valued at $5,000 or more can authorize
the Transfer Agent to redeem shares (having a value of at
least $50) automatically on a monthly, quarterly,
semi-annual or annual basis under an Automatic Withdrawal
Plan. Shares will be redeemed three business days prior to
the date requested by the shareholder for receipt of the
payment. Automatic withdrawals of up to $1,500 per month
may be requested by telephone if payments are to be made by
check payable to all shareholders of record. Payments must
also be sent to the address of record for the account and
the address must not have been changed within the prior 30
days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be
arranged on this basis.

      Payments are normally made by check, but shareholders
having AccountLink privileges (see "How To Buy Shares") may
arrange to have Automatic Withdrawal Plan payments
transferred to the bank account designated on the account
application or by signature-guaranteed instructions sent to
the Transfer Agent. Shares are normally redeemed pursuant
to an Automatic Withdrawal Plan three business days before
the payment transmittal date you select in the account
application. If a contingent deferred sales charge applies
to the redemption, the amount of the check or payment will
be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the
date requested. The Fund reserves the right to amend,
suspend or discontinue offering these plans at any time
without prior notice. Because of the sales charge assessed
on Class A share purchases, shareholders should not make
regular additional Class A share purchases while
participating in an Automatic Withdrawal Plan. Class B,
Class C and Class N shareholders should not establish
automatic withdrawal plans, because of the potential
imposition of the contingent deferred sales charge on such
withdrawals (except where the Class B, Class C or Class N
contingent deferred sales charge is waived as described in
Appendix C to this Statement of Additional Information).

      By requesting an Automatic Withdrawal or Exchange
Plan, the shareholder agrees to the terms and conditions
that apply to such plans, as stated below. These provisions
may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will
automatically apply to existing Plans.

      |X|   Automatic Exchange Plans. Shareholders can
authorize the Transfer Agent to exchange a pre-determined
amount of shares of the Fund for shares (of the same class)
of other Oppenheimer funds automatically on a monthly,
quarterly, semi-annual or annual basis under an Automatic
Exchange Plan. The minimum amount that may be exchanged to
each other fund account is $50. Instructions should be
provided on the OppenheimerFunds Application or
signature-guaranteed instructions. Exchanges made under
these plans are subject to the restrictions that apply to
exchanges as set forth in "How to Exchange Shares" in the
Prospectus and below in this Statement of Additional
Information.

      Automatic   Withdrawal  Plans.  Fund  shares  will  be
redeemed as necessary to meet  withdrawal  payments.  Shares acquired  without a sales  charge  will be  redeemed  first.
Shares acquired with reinvested  dividends and capital gains distributions  will be  redeemed  next,  followed  by shares acquired  with a sales  charge,  to the extent  necessary to
make   withdrawal   payments.   Depending  upon  the  amount
withdrawn,   the  investor's   principal  may  be  depleted.
Payments  made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's
Automatic Withdrawal Plan as agent for the shareholder(s)
(the "Planholder") who executed the Plan authorization and
application submitted to the Transfer Agent. Neither the
Fund nor the Transfer Agent shall incur any liability to
the Planholder for any action taken or not taken by the
Transfer Agent in good faith to administer the Plan. Share
certificates will not be issued for shares of the Fund
purchased for and held under the Plan, but the Transfer
Agent will credit all such shares to the account of the
Planholder on the records of the Fund. Any share
certificates held by a Planholder may be surrendered
unendorsed to the Transfer Agent with the Plan application
so that the shares represented by the certificate may be
held under the Plan.

      For accounts subject to Automatic Withdrawal Plans,
distributions of capital gains must be reinvested in shares
of the Fund, which will be done at net asset value without
a sales charge. Dividends on shares held in the account may
be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments
at the net asset value per share determined on the
redemption date. Checks or AccountLink payments
representing the proceeds of Plan withdrawals will normally
be transmitted three business days prior to the date
selected for receipt of the payment, according to the
choice specified in writing by the Planholder. Receipt of
payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments
and the address to which checks are to be mailed or
AccountLink payments are to be sent may be changed at any
time by the Planholder by writing to the Transfer Agent.
The Planholder should allow at least two weeks' time after
mailing such notification for the requested change to be
put in effect. The Planholder may, at any time, instruct
the Transfer Agent by written notice to redeem all, or any
part of, the shares held under the Plan. That notice must
be in proper form in accordance with the requirements of
the then-current Prospectus of the Fund. In that case, the
Transfer Agent will redeem the number of shares requested
at the net asset value per share in effect and will mail a
check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by
writing to the Transfer Agent. The Fund may also give
directions to the Transfer Agent to terminate a Plan. The
Transfer Agent will also terminate a Plan upon its receipt
of evidence satisfactory to it that the Planholder has died
or is legally incapacitated. Upon termination of a Plan by
the Transfer Agent or the Fund, shares that have not been
redeemed will be held in uncertificated form in the name of
the Planholder. The account will continue as a
dividend-reinvestment, uncertificated account unless and
until proper instructions are received from the Planholder,
his or her executor or guardian, or another authorized
person.

      To use Class A shares held under the Plan as
collateral for a debt, the Planholder may request issuance
of a portion of the shares in certificated form. Upon
written request from the Planholder, the Transfer Agent
will determine the number of shares for which a certificate
may be issued without causing the withdrawal checks to
stop. However, should such uncertificated shares become
exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent
for the Fund, the Planholder will be deemed to have
appointed any successor transfer agent to act as agent in
administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class
of Oppenheimer funds having more than one class of shares
may be exchanged only for shares of the same class of other
Oppenheimer funds. Shares of Oppenheimer funds that have a
single class without a class designation are deemed "Class
A" shares for this purpose. You can obtain a current list
showing which funds offer which classes of shares by
calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A,
      B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial America Fund, L.P.         Centennial New York Tax Exempt
                                            Trust
      Centennial California Tax Exempt      Centennial Tax Exempt Trust
      Trust
      Centennial Government Trust           Oppenheimer Money Market Fund, Inc.
      Centennial Money Market Trust

      The following funds do not offer Class N shares:
      Oppenheimer AMT-Free New York          Oppenheimer Pennsylvania Municipal
      Municipals                             Fund
      Oppenheimer California Municipal Fund  Oppenheimer Rochester National
                                             Municipals
      Oppenheimer Limited Term Municipal     Oppenheimer Senior Floating Rate
      Fund                                   Fund
      Oppenheimer Municipal Bond Fund        Limited Term New York Municipal Fund
      Oppenheimer New Jersey Municipal Fund  Rochester Fund Municipals

      The following funds do not offer Class Y shares:
      Oppenheimer AMT-Free New York          Oppenheimer Limited Term Municipal Fund
      Municipals
      Oppenheimer California Municipal Fund  Oppenheimer Multiple Strategies Fund
      Oppenheimer Capital Income Fund        Oppenheimer New Jersey Municipal Fund
      Oppenheimer Cash Reserves              Oppenheimer Pennsylvania Municipal Fund

                       ----------------------------------------------------------

                         1

      ---------------------------------------

      --------------------------------------- Oppenheimer Princip
      Oppenheimer Champion Income Fund        Main Street Fund   al Protected

                       ----------------------------------------------------------

      Oppenheimer Convertible Securities     Oppenheimer Quest Capital Value Fund,
      Fund                                   Inc.
      Oppenheimer Disciplined Allocation     Oppenheimer Quest International Value
      Fund                                   Fund, Inc.
      Oppenheimer Developing Markets Fund    Oppenheimer Rochester National
                                             Municipals
      Oppenheimer Gold & Special Minerals    Oppenheimer Senior Floating Rate Fund
      Fund
      Oppenheimer International Bond Fund    Oppenheimer Small Cap Value Fund
      Oppenheimer International Growth Fund  Oppenheimer Total Return Bond Fund
      Oppenheimer International Small        Limited Term New York Municipal Fund
      Company Fund
o     Class Y shares of Oppenheimer Real Asset Fund may not
      be exchanged for shares of any other fund.
------------------------------------------------------------
o     Class B, Class C and Class N shares of Oppenheimer
      Cash Reserves are generally available only by
      exchange from the same class of shares of other
      Oppenheimer funds or through
      OppenheimerFunds-sponsored 401(k) plans.
o     Class M shares of Oppenheimer Convertible Securities
      Fund may be exchanged only for Class A shares of
      other Oppenheimer funds. They may not be acquired by
      exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of
      Oppenheimer Money Market Fund or Oppenheimer Cash
      Reserves acquired by exchange of Class M shares.
o     Class X shares of Limited Term New York Municipal
      Fund may be exchanged only for Class B shares of
      other Oppenheimer funds and no exchanges may be made
      to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may
      not be exchanged for shares of Oppenheimer Money
      Market Fund, Inc., Oppenheimer Cash Reserves or
      Oppenheimer Limited-Term Government Fund. Only
      participants in certain retirement plans may purchase
      shares of Oppenheimer Capital Preservation Fund, and
      only those participants may exchange shares of other
      Oppenheimer funds for shares of Oppenheimer Capital
      Preservation Fund.
o     Class A shares of Oppenheimer Senior Floating Rate
      Fund are not available by exchange of shares of
      Oppenheimer Money Market Fund or Class A shares of
      Oppenheimer Cash Reserves.
o     Class A shares of Oppenheimer funds may be exchanged
      at net asset value for shares of any money market
      fund offered by the Distributor. Shares of any money
      market fund purchased without a sales charge may be
      exchanged for shares of Oppenheimer funds offered
      with a sales charge upon payment of the sales charge.
      They may also be used to purchase shares of
      Oppenheimer funds subject to an early withdrawal
      charge or contingent deferred sales charge.
o     Shares of Oppenheimer Money Market Fund, Inc.
      purchased with the redemption proceeds of shares of
      other mutual funds (other than funds managed by the
      Manager or its subsidiaries) redeemed within the 30
      days prior to that purchase may subsequently be
      exchanged for shares of other Oppenheimer funds
      without being subject to an initial sales charge or
      contingent deferred sales charge. To qualify for that
      privilege, the investor or the investor's dealer must
      notify the Distributor of eligibility for this
      privilege at the time the shares of Oppenheimer Money
      Market Fund, Inc. are purchased. If requested, they
      must supply proof of entitlement to this privilege.
o     Shares of the Fund acquired by reinvestment of
      dividends or distributions from any of the other
      Oppenheimer funds or from any unit investment trust
      for which reinvestment arrangements have been made
      with the Distributor may be exchanged at net asset
      value for shares of any of the Oppenheimer funds.
o     Shares of Oppenheimer Principal Protected Main Street
      Fund I may be exchanged at net asset value for shares
      of any of the Oppenheimer funds. However,
      shareholders are not permitted to exchange shares of
      other Oppenheimer funds for shares of Oppenheimer
      Principal Protected Main Street Fund until after the
      expiration of the warranty period (8/5/2010).

      The Fund may amend, suspend or terminate the exchange
privilege at any time. Although the Fund may impose these
changes at any time, it will provide you with notice of
those changes whenever it is required to do so by
applicable law. It may be required to provide 60 days'
notice prior to materially amending or terminating the
exchange privilege. That 60 day notice is not required in
extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales
Charges. No contingent deferred sales charge is imposed on
exchanges of shares of any class purchased subject to a
contingent deferred sales charge, with the following
exceptions:

o     When Class A shares of any Oppenheimer fund (other
than Rochester National Municipals and Rochester Fund
Municipals) acquired by exchange of Class A shares of any
Oppenheimer fund purchased subject to a Class A contingent
deferred sales charge are redeemed within 18 months
measured from the beginning of the calendar month of the
initial purchase of the exchanged Class A shares, the Class
A contingent deferred sales charge is imposed on the
redeemed shares.

o     When Class A shares of Rochester National Municipals
and Rochester Fund Municipals acquired by exchange of Class
A shares of any Oppenheimer fund purchased subject to a
Class A contingent deferred sales charge are redeemed
within 24 months of the beginning of the calendar month of
the initial purchase of the exchanged Class A shares, the
Class A contingent deferred sales charge is imposed on the
redeemed shares.

o     If any Class A shares of another Oppenheimer fund
that are exchanged for Class A shares of Oppenheimer Senior
Floating Rate Fund are subject to the Class A contingent
deferred sales charge of the other Oppenheimer fund at the
time of exchange, the holding period for that Class A
contingent deferred sales charge will carry over to the
Class A shares of Oppenheimer Senior Floating Rate Fund
acquired in the exchange. The Class A shares of Oppenheimer
Senior Floating Rate Fund acquired in that exchange will be
subject to the Class A Early Withdrawal Charge of
Oppenheimer Senior Floating Rate Fund if they are
repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and
Oppenheimer Money Market Fund, Inc. acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to
a Class A contingent deferred sales charge are redeemed
within the Class A holding period of the fund from which
the shares were exchanged, the Class A contingent deferred
sales charge of the fund from which the shares were
exchanged is imposed on the redeemed shares.

o     With respect to Class B shares, the Class B
contingent deferred sales charge is imposed on Class B
shares acquired by exchange if they are redeemed within six
years of the initial purchase of the exchanged Class B
shares.

o     With respect to Class C shares, the Class C
contingent deferred sales charge is imposed on Class C
shares acquired by exchange if they are redeemed within 12
months of the initial purchase of the exchanged Class C
shares.

o     With respect to Class N shares, a 1% contingent
deferred sales charge will be imposed if the retirement
plan (not including IRAs and 403(b) plans) is terminated or
Class N shares of all Oppenheimer funds are terminated as
an investment option of the plan and Class N shares are
redeemed within 18 months after the plan's first purchase
of Class N shares of any Oppenheimer fund or with respect
to an individual retirement plan or 403(b) plan, Class N
shares are redeemed within 18 months of the plan's first
purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed
to effect an exchange, the priorities described in "How To
Buy Shares" in the Prospectus for the imposition of the
Class B, Class C or Class N contingent deferred sales
charge will be followed in determining the order in which
the shares are exchanged. Before exchanging shares,
shareholders should take into account how the exchange may
affect any contingent deferred sales charge that might be
imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class
must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund
reserves the right to reject telephone or written exchange
requests submitted in bulk by anyone on behalf of more than
one account. The Fund may accept requests for exchanges of
up to 50 accounts per day from representatives of
authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests. When exchanging
shares by telephone, a shareholder must have an existing
account in the fund to which the exchange is to be made.
Otherwise, the investors must obtain a prospectus of that
fund before the exchange request may be submitted. If all
telephone lines are busy (which might occur, for example,
during periods of substantial market fluctuations),
shareholders might not be able to request exchanges by
telephone and would have to submit written exchange
requests.

      Processing  Exchange Requests.  Shares to be exchanged
are redeemed on the regular  business day the Transfer Agent
receives   an   exchange   request   in  proper   form  (the
"Redemption  Date").  Normally,  shares  of the  fund  to be acquired are  purchased  on the  Redemption  Date,  but such purchases  may be delayed by either fund up to five business days if it determines that it would be  disadvantaged  by an immediate  transfer  of the  redemption  proceeds.  The Fund reserves  the  right,  in  its  discretion,  to  refuse  any exchange request that may  disadvantage it. For example,  if the  receipt of  multiple  exchange  requests  from a dealer might require the  disposition of portfolio  securities at a time or at a price  that  might  be  disadvantageous  to the
Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one
fund to another, any special account feature such as an
Asset Builder Plan or Automatic Withdrawal Plan, will be
switched to the new fund account unless you tell the
Transfer Agent not to do so. However, special redemption
and exchange features such as Automatic Exchange Plans and
Automatic Withdrawal Plans cannot be switched to an account
in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number
of shares exchanged may be less than the number requested
if the exchange or the number requested would include
shares subject to a restriction cited in the Prospectus or
this Statement of Additional Information, or would include
shares covered by a share certificate that is not tendered
with the request. In those cases, only the shares available
for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for
exchange have different investment objectives, policies and
risks. A shareholder should assure that the fund selected
is appropriate for his or her investment and should be
aware of the tax consequences of an exchange. For federal
income tax purposes, an exchange transaction is treated as
a redemption of shares of one fund and a purchase of shares
of another. "Reinvestment Privilege," above, discusses some
of the tax consequences of reinvestment of redemption
proceeds in such cases. The Fund, the Distributor, and the
Transfer Agent are unable to provide investment, tax or
legal advice to a shareholder in connection with an
exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend
rate and there can be no assurance as to the payment of any
dividends or the realization of any capital gains. The
dividends and distributions paid by a class of shares will
vary from time to time depending on market conditions, the
composition of the Fund's portfolio, and expenses borne by
the Fund or borne separately by a class. Dividends are
calculated in the same manner, at the same time, and on the
same day for each class of shares. However, dividends on
Class B, Class C and Class N shares are expected to be
lower than dividends on Class A and Class Y shares. That is
because of the effect of the asset-based sales charge on
Class B, Class C and Class N shares. Those dividends will
also differ in amount as a consequence of any difference in
the net asset values of the different classes of shares.

Dividends, distributions and proceeds of the redemption of
Fund shares represented by
checks returned to the Transfer Agent by the Postal Service
as undeliverable will be invested in shares of Oppenheimer
Money Market Fund, Inc. Reinvestment will be made as
promptly as possible after the return of such checks to the
Transfer Agent, to enable the investor to earn a return on
otherwise idle funds. Unclaimed accounts may be subject to
state escheatment laws, and the Fund and the Transfer Agent
will not be liable to shareholders or their representatives
for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and
Redemptions of Shares. The federal tax treatment of the
Fund's dividends and capital gains distributions is briefly
highlighted in the Prospectus. The following is only a
summary of certain additional tax considerations generally
affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this
Statement of Additional Information is based on tax law in
effect on the date of the Prospectus and this Statement of
Additional Information. Those laws and regulations may be
changed by legislative, judicial, or administrative action,
sometimes with retroactive effect. State and local tax
treatment of ordinary income dividends and capital gain
dividends from regulated investment companies may differ
from the treatment under the Internal Revenue Code
described below. Potential purchasers of shares of the Fund
are urged to consult their tax advisers with specific
reference to their own tax circumstances as well as the
consequences of federal, state and local tax rules
affecting an investment in the Fund.

      Qualification as a Regulated Investment Company. The
Fund has elected to be taxed as a regulated investment
company under Subchapter M of the Internal Revenue Code of
1986, as amended. As a regulated investment company, the
Fund is not subject to federal income tax on the portion of
its net investment income (that is, taxable interest,
dividends, and other taxable ordinary income, net of
expenses) and capital gain net income (that is, the excess
of net long-term capital gains over net short-term capital
losses) that it distributes to shareholders. That
qualification enables the Fund to "pass through" its income
and realized capital gains to shareholders without having
to pay tax on them. This avoids a "double tax" on that
income and capital gains, since shareholders normally will
be taxed on the dividends and capital gains they receive
from the Fund (unless their Fund shares are held in a
retirement account or the shareholder is otherwise exempt
from tax).

      The Internal Revenue Code contains a number of
complex tests relating to qualification that the Fund might
not meet in a particular year. If it did not qualify as a
regulated investment company, the Fund would be treated for
tax purposes as an ordinary corporation and would receive
no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the
Fund must distribute at least 90% of its investment company
taxable income (in brief, net investment income and the
excess of net short-term capital gain over net long-term
capital loss) for the taxable year. The Fund must also
satisfy certain other requirements of the Internal Revenue
Code, some of which are described below. Distributions by
the Fund made during the taxable year or, under specified
circumstances, within 12 months after the close of the
taxable year, will be considered distributions of income
and gains for the taxable year and will therefore count
toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the
Fund must derive at least 90% of its gross income from
dividends, interest, certain payments with respect to
securities loans, gains from the sale or other disposition
of stock or securities or foreign currencies (to the extent
such currency gains are directly related to the regulated
investment company's principal business of investing in
stock or securities) and certain other income.

      In addition to satisfying the requirements described
above, the Fund must satisfy an asset diversification test
in order to qualify as a regulated investment company.
Under that test, at the close of each quarter of the Fund's
taxable year, at least 50% of the value of the Fund's
assets must consist of cash and cash items (including
receivables), U.S. government securities, securities of
other regulated investment companies, and securities of
other issuers. As to each of those issuers, the Fund must
not have invested more than 5% of the value of the Fund's
total assets in securities of each such issuer and the Fund
must not hold more than 10% of the outstanding voting
securities of each such issuer. No more than 25% of the
value of its total assets may be invested in the securities
of any one issuer (other than U.S. government securities
and securities of other regulated investment companies), or
in two or more issuers which the Fund controls and which
are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed
by certain agencies or instrumentalities of the U.S.
government are treated as U.S. government securities.

      Excise Tax on Regulated Investment Companies. Under
the Internal Revenue Code, by December 31 each year, the
Fund must distribute 98% of its taxable investment income
earned from January 1 through December 31 of that year and
98% of its capital gains realized in the period from
November 1 of the prior year through October 31 of the
current year. If it does not, the Fund must pay an excise
tax on the amounts not distributed. It is presently
anticipated that the Fund will meet those requirements. To
meet this requirement, in certain circumstances the Fund
might be required to liquidate portfolio investments to
make sufficient distributions to avoid excise tax
liability. However, the Board of Directors and the Manager
might determine in a particular year that it would be in
the best interests of shareholders for the Fund not to make
such distributions at the required levels and to pay the
excise tax on the undistributed amounts. That would reduce
the amount of income or capital gains available for
distribution to shareholders.

      Taxation of Fund Distributions. The Fund anticipates
distributing substantially all of its investment company
taxable income for each taxable year. Those distributions
will be taxable to shareholders as ordinary income and
treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code
govern the eligibility of the Fund's dividends for the
dividends-received deduction for corporate shareholders.
Long-term capital gains distributions are not eligible for
the deduction. The amount of dividends paid by the Fund
that may qualify for the deduction is limited to the
aggregate amount of qualifying dividends that the Fund
derives from portfolio investments that the Fund has held
for a minimum period, usually 46 days. A corporate
shareholder will not be eligible for the deduction on
dividends paid on Fund shares held for 45 days or less. To
the extent the Fund's dividends are derived from gross
income from option premiums, interest income or short-term
gains from the sale of securities or dividends from foreign
corporations, those dividends will not qualify for the
deduction.

      The Fund may either retain or distribute to
shareholders its net capital gain for each taxable year.
The Fund currently intends to distribute any such amounts.
If net long term capital gains are distributed and
designated as a capital gain distribution, it will be
taxable to shareholders as a long-term capital gain and
will be properly identified in reports sent to shareholders
in January of each year. Such treatment will apply no
matter how long the shareholder has held his or her shares
or whether that gain was recognized by the Fund before the
shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain,
the Fund will be subject to tax on it at the 35% corporate
tax rate. If the Fund elects to retain its net capital
gain, the Fund will provide to shareholders of record on
the last day of its taxable year information regarding
their pro rata share of the gain and tax paid. As a result,
each shareholder will be required to report his or her pro
rata share of such gain on their tax return as long-term
capital gain, will receive a refundable tax credit for
his/her pro rata share of tax paid by the Fund on the gain,
and will increase the tax basis for his/her shares by an
amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund
from sources within foreign countries may be subject to
foreign taxes withheld at the source. The United States has
entered into tax treaties with many foreign countries which
entitle the Fund to a reduced rate of, or exemption from,
taxes on such income.

      Distributions by the Fund that do not constitute
ordinary income dividends or capital gain distributions
will be treated as a return of capital to the extent of the
shareholder's tax basis in their shares. Any excess will be
treated as gain from the sale of those shares, as discussed
below. Shareholders will be advised annually as to the U.S.
federal income tax consequences of distributions made (or
deemed made) during the year. If prior distributions made
by the Fund must be re-characterized as a non-taxable
return of capital at the end of the fiscal year as a result
of the effect of the Fund's investment policies, they will
be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the
manner described above regardless of whether the
distributions are paid in cash or reinvested in additional
shares of the Fund (or of another fund). Shareholders
receiving a distribution in the form of additional shares
will be treated as receiving a distribution in an amount
equal to the fair market value of the shares received,
determined as of the reinvestment date.

      The Fund will be required in certain cases to
withhold 28% of ordinary income dividends, capital gains
distributions and the proceeds of the redemption of shares,
paid to any shareholder (1) who has failed to provide a
correct taxpayer identification number or to properly
-------
certify that number when required, (2) who is subject to
backup withholding for failure to report the receipt of
interest or dividend income properly, or (3) who has failed
to certify to the Fund that the shareholder is not subject
to backup withholding or is an "exempt recipient" (such as
a corporation). All income and any tax withheld by the Fund
is remitted by the Fund to the U.S. Treasury and is
identified in reports mailed to shareholders in January of
each year.

      Tax Effects of Redemptions of Shares. If a
shareholder redeems all or a portion of his/her shares, the
shareholder will recognize a gain or loss on the redeemed
shares in an amount equal to the difference between the
proceeds of the redeemed shares and the shareholder's
adjusted tax basis in the shares. All or a portion of any
loss recognized in that manner may be disallowed if the
shareholder purchases other shares of the Fund within 30
days before or after the redemption.

      In general, any gain or loss arising from the
redemption of shares of the Fund will be considered capital
gain or loss, if the shares were held as a capital asset.
It will be long-term capital gain or loss if the shares
were held for more than one year. However, any capital loss
arising from the redemption of shares held for six months
or less will be treated as a long-term capital loss to the
extent of the amount of capital gain dividends received on
those shares. Special holding period rules under the
Internal Revenue Code apply in this case to determine the
holding period of shares and there are limits on the
deductibility of capital losses in any year.

      Foreign Shareholders. Under U.S. tax law, taxation of
a shareholder who is a foreign person (to include, but not
limited to, a nonresident alien individual, a foreign
trust, a foreign estate, a foreign corporation, or a
foreign partnership) primarily depends on whether the
foreign person's income from the Fund is effectively
connected with the conduct of a U.S. trade or business.
Typically, ordinary income dividends paid from a mutual
fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund
(and are deemed not "effectively connected income") to
foreign persons will be subject to a U.S. tax withheld by
the Fund at a rate of 30%, provided the Fund obtains a
properly completed and signed Certificate of Foreign
Status. The tax rate may be reduced if the foreign person's
country of residence has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary income
dividends paid by the Fund. All income and any tax withheld
by the Fund is remitted by the Fund to the U.S. Treasury
and is identified in reports mailed to shareholders in
March of each year.

      If the ordinary income dividends from the Fund are
                                                     ---
effectively connected with the conduct of a U.S. trade or
business, then the foreign person may claim an exemption
from the U.S. tax described above provided the Fund obtains
a properly completed and signed Certificate of Foreign
Status. If the foreign person fails to provide a
certification of his/her foreign status, the Fund will be
required to withhold U.S. tax at a rate of 28% on ordinary
income dividends, capital gains distributions and the
proceeds of the redemption of shares, paid to any foreign
person. All income and any tax withheld (in this situation)
by the Fund is remitted by the Fund to the U.S. Treasury
and is identified in reports mailed to shareholders in
January of each year.

      The tax consequences to foreign persons entitled to
claim the benefits of an applicable tax treaty may be
different from those described herein. Foreign shareholders
are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax
consequences to them of an investment in the Fund,
including the applicability of the U.S. withholding taxes
described above.

Dividend Reinvestment in Another Fund. Shareholders of the
Fund may elect to reinvest all dividends and/or capital
gains distributions in shares of the same class of any of
the other Oppenheimer funds listed above. Reinvestment will
be made without sales charge at the net asset value per
share in effect at the close of business on the payable
date of the dividend or distribution. To elect this option,
the shareholder must notify the Transfer Agent in writing
and must have an existing account in the fund selected for
reinvestment. Otherwise the shareholder first must obtain a
prospectus for that fund and an application from the
Distributor to establish an account. Dividends and/or
distributions from shares of certain other Oppenheimer
funds (other than Oppenheimer Cash Reserves) may be
invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through
dealers, brokers and other financial institutions that have
a sales agreement with OppenheimerFunds Distributor, Inc.,
a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the
other Oppenheimer funds and is sub-distributor for funds
managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's
Transfer Agent, is a division of the Manager. It is
responsible for maintaining the Fund's shareholder registry
and shareholder accounting records, and for paying
dividends and distributions to shareholders. It also
handles shareholder servicing and administrative functions.
It serves as the Transfer Agent for an annual per account
fee. It also acts as shareholder servicing agent for the
other Oppenheimer funds. Shareholders should direct
inquiries about their accounts to the Transfer Agent at the
address and toll-free numbers shown on the back cover.

The Custodian. Citibank, N.A. is the custodian of the
Fund's assets. The custodian's responsibilities include
safeguarding and controlling the Fund's portfolio
securities and handling the delivery of such securities to
and from the Fund. It is the practice of the Fund to deal
with the custodian in a manner uninfluenced by any banking
relationship the custodian may have with the Manager and
its affiliates. The Fund's cash balances with the custodian
in excess of $100,000 are not protected by federal deposit
insurance. Those uninsured balances at times may be
substantial.

Independent Auditors. Deloitte & Touche LLP ("Deloitte &
Touche") are the independent auditors of the Fund. They
audit the Fund's financial statements and perform other
related audit services. They also act as auditors for the
Manager and for certain other funds advised by the Manager
and its affiliates.

Audit and non-audit services provided to the Fund must be
pre-approved by the Audit Committee.  Non-audit services
provided by Deloitte & Touche to the Manager and certain
related companies must also be pre-approved by the Audit
Committee.

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
To the Board of Directors and Shareholders of Oppenheimer Main Street Fund:
We have audited the accompanying statement of assets and liabilities of
Oppenheimer Main Street Fund, a series of Oppenheimer Main Street Funds, Inc., including the statement of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Main Street Fund as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

 Deloitte & Touche LLP

 Denver, Colorado
 September 22, 2003

                        10 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  August 31, 2003

                                                   Market Value
                                      Shares         See Note 1
----------------------------------------------------------------
 Common Stocks--98.9%
----------------------------------------------------------------
 Consumer Discretionary--14.1%
----------------------------------------------------------------
 Auto ComponentS--0.4%
 Aftermarket
 Technology Corp. 1                  125,400     $    1,503,546
----------------------------------------------------------------
 American Axle &
 Manufacturing
 Holdings, Inc. 1                     81,600          2,652,000
----------------------------------------------------------------
 ArvinMeritor, Inc.                  102,600          1,930,932
----------------------------------------------------------------
 Dana Corp.                        1,129,700         17,419,974
----------------------------------------------------------------
 Delphi Corp.                        948,000          8,588,880
----------------------------------------------------------------
 Johnson Controls, Inc.              187,400         18,552,601
                                                 --------------
                                                     50,647,933

----------------------------------------------------------------
 Automobiles--1.2%
 Ford Motor Co.                      6,679,226       77,211,853
----------------------------------------------------------------
 Harley-Davidson, Inc.               1,199,400       59,754,108
                                                 --------------
                                                    136,965,961

----------------------------------------------------------------
 Hotels, Restaurants & Leisure--1.3%
 Applebee's
 International, Inc.                 179,125          5,757,077
----------------------------------------------------------------
 Brinker
 International, Inc. 1               521,000         17,818,200
----------------------------------------------------------------
 CBRL Group, Inc.                     74,600          2,602,048
----------------------------------------------------------------
 CEC Entertainment,
 Inc. 1                              196,600          7,710,652
----------------------------------------------------------------
 Choice Hotels
 International, Inc. 1                33,000          1,072,500
----------------------------------------------------------------
 GTech Holdings Corp.                216,500          9,175,270
----------------------------------------------------------------
 Outback Steakhouse,
 Inc.                                257,500          9,952,375
----------------------------------------------------------------
 P.F. Chang's
 China Bistro, Inc. 1                255,900         11,899,350
----------------------------------------------------------------
 Panera Bread Co., Cl. A 1           228,500         10,088,275
----------------------------------------------------------------
 Papa John's
 International, Inc. 1                 6,400            161,280
----------------------------------------------------------------
 Rare Hospitality
 International, Inc. 1                 5,000            190,400
----------------------------------------------------------------
 Ruby Tuesday, Inc.                  637,000         14,504,490
----------------------------------------------------------------
 Ryan's Family Steak
 Houses, Inc. 1                      105,350          1,409,583
----------------------------------------------------------------
 Starbucks Corp. 1                 1,252,800         35,629,632
----------------------------------------------------------------
 Station Casinos, Inc.                59,800          1,779,050
----------------------------------------------------------------
 Wendy's
 International, Inc.                  28,000            883,400

                                                   Market Value
                                      Shares         See Note 1
----------------------------------------------------------------
 Hotels, Restaurants & Leisure Continued
 Yum! Brands, Inc. 1                 591,400     $   17,535,010
                                                 --------------
                                                    148,168,592

----------------------------------------------------------------
 Household Durables--2.2%
 American Greetings
 Corp., Cl. A 1                       68,800          1,272,800
----------------------------------------------------------------
 Beazer Homes
 USA, Inc. 1                         231,700         19,258,904
----------------------------------------------------------------
 Cavco Industries, Inc. 1             20,770            395,876
----------------------------------------------------------------
 Centex Corp.                        415,400         31,329,468
----------------------------------------------------------------
 D.R. Horton, Inc.                   287,200          8,937,664
----------------------------------------------------------------
 Fortune Brands, Inc.                225,800         12,735,120
----------------------------------------------------------------
 Harman International
 Industries, Inc.                    119,300         11,888,245
----------------------------------------------------------------
 Hovnanian Enterprises,
 Inc., Cl. A 1                       289,700         17,865,799
----------------------------------------------------------------
 KB Home                             456,800         26,138,096
----------------------------------------------------------------
 Lennar Corp.                        245,400         16,503,150
----------------------------------------------------------------
 Lennar Corp., Cl. B                  54,100          3,502,975
----------------------------------------------------------------
 M.D.C. Holdings, Inc.                36,990          1,889,819
----------------------------------------------------------------
 Meritage Corp. 1                     62,900          2,827,984
----------------------------------------------------------------
 Newell
 Rubbermaid, Inc.                    362,400          8,607,000
----------------------------------------------------------------
 NVR, Inc. 1                          32,700         14,175,450
----------------------------------------------------------------
 Pulte Homes, Inc.                   317,515         21,133,799
----------------------------------------------------------------
 Ryland Group,
 Inc. (The)                          548,400         36,830,544
----------------------------------------------------------------
 Standard Pacific Corp.              207,600          7,378,104
----------------------------------------------------------------
 Toll Brothers, Inc. 1               354,300         10,529,796
                                                 --------------
                                                    253,200,593

----------------------------------------------------------------
 Internet & Catalog Retail--0.0%
 InterActiveCorp 1                   172,000          6,365,720
----------------------------------------------------------------
 Leisure Equipment & Products--1.0%
 Action Performance
 Cos., Inc.                          343,400          7,647,518
----------------------------------------------------------------
 Brunswick Corp.                     189,900          5,123,502
----------------------------------------------------------------
 Callaway Golf Co.                    57,800            868,734
----------------------------------------------------------------
 Eastman Kodak Co.                   720,700         20,100,323
----------------------------------------------------------------
 Hasbro, Inc.                      1,202,200         22,240,700
----------------------------------------------------------------
 Marvel Enterprises, Inc. 1          368,500          8,070,150
----------------------------------------------------------------
 Mattel, Inc.                      2,365,700         45,705,324
----------------------------------------------------------------
 Polaris Industries, Inc.            108,800          8,405,888
                                                 --------------
                                                    118,162,139

                          11 | OPPENHEIMER STREET FUND

STATEMENT OF INVESTMENTS  Continued

                                                   Market Value
                                      Shares         See Note 1
----------------------------------------------------------------
 Media--2.0%
 AOL Time Warner,
 Inc. 1                            1,488,900     $   24,358,404
----------------------------------------------------------------
 Clear Channel
 Communications, Inc. 1            1,160,200         52,348,224
----------------------------------------------------------------
 Comcast Corp., Cl. A 1            1,978,655         58,864,986
----------------------------------------------------------------
 E.W. Scripps Co.
 (The), Cl. A                         34,000          2,944,060
----------------------------------------------------------------
 Gannett Co., Inc.                   135,500         10,625,910
----------------------------------------------------------------
 McGraw-Hill Cos.,
 Inc. (The)                          350,000         21,350,000
----------------------------------------------------------------
 New York Times Co.,
 Cl. A                               244,800         10,866,672
----------------------------------------------------------------
 Tribune Co.                         251,100         11,613,375
----------------------------------------------------------------
 Viacom, Inc., Cl. B                 848,448         38,180,160
----------------------------------------------------------------
 Washington Post Co.
 (The), Cl. B                          3,700          2,575,311
                                                 --------------
                                                    233,727,102

----------------------------------------------------------------
 Multiline Retail--0.2%
 Big Lots, Inc. 1                    113,600          2,078,880
----------------------------------------------------------------
 Dollar General Corp.                229,800          5,269,314
----------------------------------------------------------------
 Dollar Tree Stores, Inc. 1          277,200         10,874,556
----------------------------------------------------------------
 Sears Roebuck & Co.                 245,700         10,815,714
----------------------------------------------------------------
 Shopko Stores, Inc. 1                20,800            286,416
                                                 --------------
                                                     29,324,880

----------------------------------------------------------------
 Specialty Retail--5.3%
 Abercrombie &
 Fitch Co., Cl. A 1                  834,500         25,402,180
----------------------------------------------------------------
 Advance Auto
 Parts, Inc. 1                        58,400          4,359,560
----------------------------------------------------------------
 AnnTaylor Stores Corp. 1            506,500         17,221,000
----------------------------------------------------------------
 AutoZone, Inc. 1                    467,000         42,870,600
----------------------------------------------------------------
 Bed Bath &
 Beyond, Inc. 1                      728,400         31,343,052
----------------------------------------------------------------
 Christopher &
 Banks Corp. 1                       364,200         10,816,740
----------------------------------------------------------------
 Claire's Stores, Inc.               115,800          4,000,890
----------------------------------------------------------------
 Deb Shops, Inc.                       9,600            175,296
----------------------------------------------------------------
 Foot Locker, Inc.                   313,000          5,186,410
----------------------------------------------------------------
 Gap, Inc. (The)                   3,754,300         78,427,327
----------------------------------------------------------------
 Home Depot, Inc.                  3,240,200        104,204,832
----------------------------------------------------------------
 Hot Topic, Inc. 1                   369,750         13,185,285
----------------------------------------------------------------
 Lowe's Cos., Inc.                 1,701,900         93,366,234
----------------------------------------------------------------
 Movie Gallery, Inc. 1                56,900          1,218,229

                                                   Market Value
                                      Shares         See Note 1
----------------------------------------------------------------
 Specialty Retail Continued
 Pacific Sunwear of
 California, Inc. 1                  428,600     $   14,486,680
----------------------------------------------------------------
 Pier 1 Imports, Inc.                666,500         13,709,905
----------------------------------------------------------------
 RadioShack Corp.                    506,000         15,382,400
----------------------------------------------------------------
 Regis Corp.                          22,700            785,193
----------------------------------------------------------------
 Ross Stores, Inc.                   426,200         21,471,956
----------------------------------------------------------------
 Sherwin-Williams Co.                197,700          5,946,816
----------------------------------------------------------------
 Staples, Inc. 1                   2,092,200         51,530,886
----------------------------------------------------------------
 Talbots, Inc. (The)                 246,700          9,046,489
----------------------------------------------------------------
 TJX Cos., Inc. (The)              2,216,600         48,011,556
----------------------------------------------------------------
 Weight Watchers
 International, Inc. 1                 8,400            364,140
----------------------------------------------------------------
 Williams-Sonoma, Inc. 1             155,800          4,769,038
                                                 --------------
                                                    617,282,694

----------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--0.5%
 Coach, Inc. 1                       472,396         27,417,864
----------------------------------------------------------------
 Columbia
 Sportswear Co. 1                    112,700          5,747,700
----------------------------------------------------------------
 Kellwood Co.                         39,300          1,434,843
----------------------------------------------------------------
 Liz Claiborne, Inc.                 347,900         11,992,113
----------------------------------------------------------------
 Timberland Co., Cl. A 1             204,700          9,594,289
----------------------------------------------------------------
 Tommy Hilfiger Corp. 1               85,200          1,051,368
                                                 --------------
                                                     57,238,177

----------------------------------------------------------------
 Consumer Staples--11.6%
----------------------------------------------------------------
 Beverages--2.6%
 Anheuser-Busch
 Cos., Inc.                        1,748,100         90,097,074
----------------------------------------------------------------
 Coca-Cola Co. (The)               2,001,600         87,109,632
----------------------------------------------------------------
 Coca-Cola
 Enterprises, Inc.                   687,100         12,704,479
----------------------------------------------------------------
 PepsiCo, Inc.                     2,550,130        113,582,790
                                                 --------------
                                                    303,493,975

----------------------------------------------------------------
 Food & Staples Retailing--2.7%
 Albertson's, Inc.                   638,400         13,419,168
----------------------------------------------------------------
 CVS Corp.                           572,600         18,666,760
----------------------------------------------------------------
 Kroger Co. (The) 1                2,118,100         40,688,701
----------------------------------------------------------------
 Wal-Mart Stores, Inc.             4,046,200        239,413,654
----------------------------------------------------------------
 Winn-Dixie Stores, Inc.             541,800          5,445,090
                                                 --------------
                                                    317,633,373

                          12 | OPPENHEIMER STREET FUND

                                                   Market Value
                                      Shares         See Note 1
----------------------------------------------------------------
 Food Products--1.9%
 Campbell Soup Co.                 2,309,600     $   55,892,320
----------------------------------------------------------------
 ConAgra Foods, Inc.               1,361,500         29,953,000
----------------------------------------------------------------
 Dean Foods Co. 1                    432,450         12,562,673
----------------------------------------------------------------
 Del Monte Foods Co. 1                99,800            896,204
----------------------------------------------------------------
 Fresh Del Monte
 Produce, Inc.                       232,200          6,443,550
----------------------------------------------------------------
 Hershey Foods Corp.                 327,100         22,864,290
----------------------------------------------------------------
 Kellogg Co.                         913,000         30,612,890
----------------------------------------------------------------
 Kraft Foods, Inc., Cl. A            977,600         29,034,720
----------------------------------------------------------------
 Sara Lee Corp.                      244,981          4,649,739
----------------------------------------------------------------
 Wm. Wrigley Jr. Co.                 555,900         29,490,495
                                                 --------------
                                                    222,399,881

----------------------------------------------------------------
 Household Products--2.6%
 Clorox Co. (The)                    585,300         25,080,105
----------------------------------------------------------------
 Colgate-Palmolive Co.             1,128,300         62,372,424
----------------------------------------------------------------
 Dial Corp. (The)                     75,500          1,530,385
----------------------------------------------------------------
 Energizer Holdings, Inc. 1          287,600         10,577,928
----------------------------------------------------------------
 Procter & Gamble
 Corp. (The)                       2,274,200        198,514,918
                                                 --------------
                                                    298,075,760

----------------------------------------------------------------
 Personal Products--0.7%
 Avon Products, Inc.                 420,400         26,947,640
----------------------------------------------------------------
 Estee Lauder Cos.,
 Inc. (The), Cl. A                   253,700          8,750,113
----------------------------------------------------------------
 Gillette Co.                      1,465,100         47,557,146
                                                 --------------
                                                     83,254,899

----------------------------------------------------------------
 Tobacco--1. %
 Altria Group, Inc.                3,066,700        126,409,374
----------------------------------------------------------------
 Energy--8.8%
----------------------------------------------------------------
 Energy Equipment & Services--0.0%
 Patterson-UTI
 Energy, Inc. 1                       23,600            704,224
----------------------------------------------------------------
 Oil & Gas--8.8%
 Anadarko Petroleum
 Corp.                               916,200         39,854,700
----------------------------------------------------------------
 Apache Corp.                        304,200         20,983,716
----------------------------------------------------------------
 Baytex Energy Ltd. 1                375,000          3,325,163
----------------------------------------------------------------
 Brown (Tom), Inc. 1               1,315,800         36,171,342
----------------------------------------------------------------
 Burlington
 Resources, Inc.                   1,169,600         56,632,032
----------------------------------------------------------------
 Canadian Natural
 Resources Ltd.                    1,272,585         49,292,428

                                                   Market Value
                                      Shares         See Note 1
----------------------------------------------------------------
 Oil & Gas Continued
 Chesapeake Energy
 Corp.                             2,261,200     $   24,511,408
----------------------------------------------------------------
 ChevronTexaco Corp.               1,508,004        109,888,252
----------------------------------------------------------------
 Cimarex Energy Co. 1                 31,010            674,468
----------------------------------------------------------------
 ConocoPhillips                      755,991         42,214,538
----------------------------------------------------------------
 Cross Timbers
 Royalty Trust                         6,474            144,629
----------------------------------------------------------------
 Devon Energy Corp.                  304,249         15,744,886
----------------------------------------------------------------
 Enbridge Energy
 Management LLC                      242,698         11,236,917
----------------------------------------------------------------
 EOG Resources, Inc.                 619,900         26,283,760
----------------------------------------------------------------
 Esprit Exploration Ltd. 1         5,360,000          9,930,577
----------------------------------------------------------------
 Exxon Mobil Corp.                 8,363,596        315,307,569
----------------------------------------------------------------
 Frontier Oil Corp. 2              1,842,100         28,386,761
----------------------------------------------------------------
 Kerr-McGee Corp.                    103,000          4,526,850
----------------------------------------------------------------
 Marathon Oil Corp.                  442,300         12,335,747
----------------------------------------------------------------
 Murphy Oil Corp.                    580,500         33,512,265
----------------------------------------------------------------
 Newfield
 Exploration Co. 1                   206,400          8,109,456
----------------------------------------------------------------
 Noble Energy, Inc.                  209,300          8,286,187
----------------------------------------------------------------
 Occidental
 Petroleum Corp.                   1,455,000         49,950,150
----------------------------------------------------------------
 Paramount Energy
 Trust                             1,211,136          8,800,959
----------------------------------------------------------------
 Paramount
 Resources Ltd. 1                  1,838,400         12,921,746
----------------------------------------------------------------
 Pioneer Natural
 Resources Co. 1                      51,300          1,300,968
----------------------------------------------------------------
 Pogo Producing Co.                  197,100          9,058,716
----------------------------------------------------------------
 Sunoco, Inc.                        202,300          8,219,449
----------------------------------------------------------------
 Talisman Energy, Inc.               600,000         28,417,979
----------------------------------------------------------------
 Teekay Shipping Corp.                31,500          1,419,075
----------------------------------------------------------------
 Unocal Corp.                        380,100         11,638,662
----------------------------------------------------------------
 Valero Energy Corp.                 309,600         12,198,240
----------------------------------------------------------------
 Western Gas
 Resources, Inc.                      43,100          1,691,244
----------------------------------------------------------------
 XTO Energy, Inc.                    874,900         18,364,151
                                                 --------------
                                                  1,021,334,990

----------------------------------------------------------------
 Financials--22.9%
----------------------------------------------------------------
 Capital Markets--0.5%
 Mellon Financial Corp.            1,977,300         61,988,355

                          13 | OPPENHEIMER STREET FUND

STATEMENT OF INVESTMENTS  Continued

                                                   Market Value
                                      Shares         See Note 1
----------------------------------------------------------------
 Commercial Banks--8.8%
 AmSouth Bancorp                     535,100     $   11,526,054
----------------------------------------------------------------
 Bank of America Corp.             2,545,400        201,722,950
----------------------------------------------------------------
 Bank One Corp.                    2,061,300         81,359,511
----------------------------------------------------------------
 Banknorth Group, Inc.                46,300          1,301,030
----------------------------------------------------------------
 Charter One
 Financial, Inc.                     569,171         17,644,301
----------------------------------------------------------------
 Commerce
 Bancorp, Inc.                         5,600            226,800
----------------------------------------------------------------
 Compass
 Bancshares, Inc.                     77,800          2,674,764
----------------------------------------------------------------
 First Tennessee
 National Corp.                      409,800         16,945,230
----------------------------------------------------------------
 FleetBoston
 Financial Corp.                   1,646,400         48,716,976
----------------------------------------------------------------
 Golden West
 Financial Corp.                     808,000         69,706,160
----------------------------------------------------------------
 Greenpoint
 Financial Corp.                     267,750          9,071,370
----------------------------------------------------------------
 Hibernia Corp., Cl. A               169,800          3,523,350
----------------------------------------------------------------
 Huntington
 Bancshares, Inc.                    138,700          2,774,000
----------------------------------------------------------------
 Independence
 Community Bank Corp.                122,300          4,042,015
----------------------------------------------------------------
 KeyCorp                           1,416,200         38,563,126
----------------------------------------------------------------
 National City Corp.               1,958,900         62,057,952
----------------------------------------------------------------
 New York
 Community
 Bancorp, Inc.                       121,666          3,742,446
----------------------------------------------------------------
 North Fork
 Bancorp, Inc.                       271,700          9,175,309
----------------------------------------------------------------
 Regions Financial Corp.             244,500          8,621,070
----------------------------------------------------------------
 Roslyn Bancorp, Inc.                 76,400          1,756,436
----------------------------------------------------------------
 SouthTrust Corp.                    150,200          4,354,298
----------------------------------------------------------------
 Sovereign Bancorp, Inc.             280,400          5,518,272
----------------------------------------------------------------
 SunTrust Banks, Inc.                344,600         21,065,398
----------------------------------------------------------------
 U.S. Bancorp                      2,645,870         63,236,293
----------------------------------------------------------------
 Union Planters Corp.                130,000          4,147,000
----------------------------------------------------------------
 UnionBanCal Corp.                   185,600          8,713,920
----------------------------------------------------------------
 Wachovia Corp.                    3,164,500        133,383,675
----------------------------------------------------------------
 Washington
 Mutual, Inc.                      1,196,000         46,620,080
----------------------------------------------------------------
 Webster Financial Corp.              51,900          2,021,505
----------------------------------------------------------------
 Wells Fargo Co.                   2,915,100        146,163,114
                                                 --------------
                                                  1,030,374,405

                                                   Market Value
                                      Shares         See Note 1
----------------------------------------------------------------
 Diversified Financial Services--6.9%
 American Express Co.              1,012,500     $   45,613,125
----------------------------------------------------------------
 Bear Stearns Cos.,
 Inc. (The)                          405,000         28,341,900
----------------------------------------------------------------
 Capital One
 Financial Corp.                     209,500         11,187,300
----------------------------------------------------------------
 Citigroup, Inc.                   6,974,246        302,333,564
----------------------------------------------------------------
 Franklin Resources, Inc.             67,300          2,906,687
----------------------------------------------------------------
 Household
 International, Inc.               1,134,100         39,025,742
----------------------------------------------------------------
 J.P. Morgan Chase
 & Co.                             1,000,700         34,243,954
----------------------------------------------------------------
 Lehman Brothers
 Holdings, Inc.                      915,900         60,202,107
----------------------------------------------------------------
 MBNA Corp.                        2,952,000         68,899,680
----------------------------------------------------------------
 Merrill Lynch
 & Co., Inc.                       1,368,100         73,576,418
----------------------------------------------------------------
 Moody's Corp.                       140,300          7,275,958
----------------------------------------------------------------
 Morgan Stanley                    1,113,700         54,337,423
----------------------------------------------------------------
 Principal Financial
 Group, Inc. (The)                 1,019,700         32,079,762
----------------------------------------------------------------
 Schwab (Charles)
 Corp.                             2,464,800         26,767,728
----------------------------------------------------------------
 SLM Corp.                           468,700         18,832,366
                                                 --------------
                                                    805,623,714

----------------------------------------------------------------
 Insurance--4.9%
 ACE Ltd.                            169,200          5,448,240
----------------------------------------------------------------
 AFLAC, Inc.                       1,411,000         45,166,110
----------------------------------------------------------------
 Allstate Corp.                    2,429,900         86,868,925
----------------------------------------------------------------
 AMBAC Financial
 Group, Inc.                         184,300         11,964,756
----------------------------------------------------------------
 American International
 Group, Inc.                       1,895,505        112,915,233
----------------------------------------------------------------
 Chubb Corp.                          90,400          6,141,776
----------------------------------------------------------------
 Cincinnati Financial
 Corp.                                99,900          4,030,965
----------------------------------------------------------------
 Fidelity National
 Financial, Inc.                   1,271,513         36,746,726
----------------------------------------------------------------
 John Hancock
 Financial Services, Inc.          1,294,200         39,511,926
----------------------------------------------------------------
 Loews Corp.                         416,400         17,139,024
----------------------------------------------------------------
 Marsh & McLennan
 Cos., Inc.                          831,600         41,580,000
----------------------------------------------------------------
 MBIA, Inc.                          112,500          6,351,750
----------------------------------------------------------------
 MetLife, Inc.                     1,046,700         29,747,214

                          14 | OPPENHEIMER STREET FUND

                                                   Market Value
                                      Shares         See Note 1
----------------------------------------------------------------
 Insurance Continued
 Nationwide Financial
 Services, Inc., Cl. A                54,700     $    1,613,650
----------------------------------------------------------------
 Old Republic
 International Corp.                 170,000          5,710,300
----------------------------------------------------------------
 Progressive Corp.                   900,000         63,666,000
----------------------------------------------------------------
 Prudential Financial, Inc.          274,000          9,976,340
----------------------------------------------------------------
 RenaissanceRe
 Holdings Ltd.                       430,100         17,978,180
----------------------------------------------------------------
 Safeco Corp.                        304,500         10,980,270
----------------------------------------------------------------
 Travelers Property
 Casualty Corp., Cl. A               249,118          3,833,926
----------------------------------------------------------------
 Travelers Property
 Casualty Corp., Cl. B               511,620          7,924,994
----------------------------------------------------------------
 Willis Group
 Holdings Ltd.                       148,700          4,310,813
                                                 --------------
                                                    569,607,118

----------------------------------------------------------------
 Thrifts & Mortgage Finance--1.8%
 Countrywide
 Financial Corp.                     470,300         31,909,855
----------------------------------------------------------------
 Doral Financial Corp.               111,450          4,575,022
----------------------------------------------------------------
 Fannie Mae                        1,790,100        115,980,579
----------------------------------------------------------------
 Freddie Mac                         960,500         51,050,575
----------------------------------------------------------------
 New Century
 Financial Corp.                     246,150          5,998,676
                                                 --------------
                                                    209,514,707

----------------------------------------------------------------
 Health Care--13.0%
----------------------------------------------------------------
 Biotechnology--0.7%
 Amgen, Inc. 1                       834,300         54,980,370
----------------------------------------------------------------
 Genentech, Inc. 1                   174,000         13,815,600
----------------------------------------------------------------
 Wyeth                               381,900         16,364,415
                                                 --------------
                                                     85,160,385

----------------------------------------------------------------
 Health Care Equipment & Supplies--2.7%
 Bard (C.R.), Inc.                   142,200          9,527,400
----------------------------------------------------------------
 Bausch & Lomb, Inc.                 257,000         10,835,120
----------------------------------------------------------------
 Beckman Coulter, Inc.                37,700          1,671,995
----------------------------------------------------------------
 Becton, Dickinson
 & Co.                               769,300         28,110,222
----------------------------------------------------------------
 Bio-Rad Laboratories,
 Inc., Cl. A 1                        42,400          2,168,760
----------------------------------------------------------------
 Biosite, Inc. 1                      55,000          2,552,000
----------------------------------------------------------------
 Boston Scientific Corp. 1           191,600         11,515,160
----------------------------------------------------------------
 Cooper Cos., Inc. (The)             159,500          5,915,855

                                                   Market Value
                                      Shares         See Note 1
----------------------------------------------------------------
 Health Care Equipment & Supplies Continued
 Guidant Corp.                     1,124,500     $   56,449,900
----------------------------------------------------------------
 Inamed Corp. 1                       16,700          1,233,128
----------------------------------------------------------------
 Medtronic, Inc.                   1,570,100         77,845,558
----------------------------------------------------------------
 St. Jude Medical, Inc. 1            200,200         10,424,414
----------------------------------------------------------------
 Steris Corp. 1                      182,000          4,262,440
----------------------------------------------------------------
 Stryker Corp.                       701,000         53,135,800
----------------------------------------------------------------
 VISX, Inc. 1                        638,200         12,776,764
----------------------------------------------------------------
 Zimmer Holdings, Inc. 1             499,000         25,818,260
                                                 --------------
                                                    314,242,776

----------------------------------------------------------------
 Health Care Providers & Services--2.5%
 Aetna, Inc.                         251,300         14,324,100
----------------------------------------------------------------
 AMERIGROUP Corp. 1                   20,500            834,760
----------------------------------------------------------------
 Apria Healthcare
 Group, Inc. 1                       324,100          8,394,190
----------------------------------------------------------------
 Covance, Inc. 1                     405,500          8,454,675
----------------------------------------------------------------
 Coventry Health
 Care, Inc. 1                        247,200         11,603,568
----------------------------------------------------------------
 DaVita, Inc. 1                      167,200          5,082,880
----------------------------------------------------------------
 eResearch Technology,
 Inc. 1                               82,200          2,618,892
----------------------------------------------------------------
 Express Scripts, Inc. 1             177,000         11,471,370
----------------------------------------------------------------
 First Health Group
 Corp. 1                             209,500          5,493,090
----------------------------------------------------------------
 HCA, Inc.                         1,655,900         62,907,641
----------------------------------------------------------------
 Health Net, Inc. 1                  394,200         12,547,386
----------------------------------------------------------------
 IMS Health, Inc.                     92,870          1,808,179
----------------------------------------------------------------
 Lincare Holdings, Inc. 1            445,400         15,424,202
----------------------------------------------------------------
 Medco Health
 Solutions, Inc. 1                   442,071         11,803,295
----------------------------------------------------------------
 Mid Atlantic
 Medical Services, Inc. 1            253,800         12,451,428
----------------------------------------------------------------
 Oxford Health
 Plans, Inc. 1                       847,300         30,714,625
----------------------------------------------------------------
 PacifiCare Health
 Systems, Inc. 1                      26,500          1,319,700
----------------------------------------------------------------
 Pediatrix Medical
 Group, Inc. 1                       388,400         17,369,248
----------------------------------------------------------------
 Per-Se Technologies,
 Inc. 1                               78,700          1,264,709
----------------------------------------------------------------
 Pharmaceutical
 Product
 Development, Inc. 1                  29,100            742,341
----------------------------------------------------------------
 Select Medical Corp. 1               34,500            993,600

                          15 | OPPENHEIMER STREET FUND

Statement of Investments  Continued
--------------------------------------------------------------------------------

                                                   Market Value
                                      Shares         See Note 1
----------------------------------------------------------------
 Health Care Providers & Services Continued
 Sierra Health
 Services, Inc. 1                     27,300     $      532,623
----------------------------------------------------------------
 WellPoint Health
 Networks, Inc. 1                    722,500         56,355,000
                                                 --------------
                                                    294,511,502

----------------------------------------------------------------
 Pharmaceuticals--7.1%
 Abbott Laboratories               2,099,700         84,617,910
----------------------------------------------------------------
 Alpharma, Inc., Cl. A                34,700            727,659
----------------------------------------------------------------
 American
 Pharmaceutical
 Partners, Inc. 1                    222,300         10,590,372
----------------------------------------------------------------
 Bristol-Myers
 Squibb Co.                        4,435,600        112,531,172
----------------------------------------------------------------
 Eli Lilly & Co.                     731,400         48,660,042
----------------------------------------------------------------
 Forest
 Laboratories, Inc. 1                948,300         44,570,100
----------------------------------------------------------------
 Hi-Tech Pharmacal
 Co., Inc. 1                           5,100            128,520
----------------------------------------------------------------
 Johnson & Johnson                 2,510,368        124,464,046
----------------------------------------------------------------
 Merck & Co., Inc.                 3,665,600        184,452,992
----------------------------------------------------------------
 Pfizer, Inc.                      6,728,645        201,321,058
----------------------------------------------------------------
 Pharmaceutical
 Resources, Inc. 1                   132,700          7,423,238
----------------------------------------------------------------
 Taro Pharmaceutical
 Industries Ltd. 1                    93,200          5,031,868
                                                 --------------
                                                    824,518,977

----------------------------------------------------------------
 Industrials--6.8%
----------------------------------------------------------------
 Aerospace & Defense--1.0%
 General Dynamics
 Corp.                               356,500         30,698,215
----------------------------------------------------------------
 Goodrich Corp.                      160,900          4,188,227
----------------------------------------------------------------
 Rockwell Collins, Inc.               94,900          2,567,045
----------------------------------------------------------------
 United Technologies
 Corp.                               963,700         77,336,925
                                                 --------------
                                                    114,790,412

----------------------------------------------------------------
 Air Freight & Logistics--0.3%
 Expeditors
 International of
 Washington, Inc.                     21,800            822,078
----------------------------------------------------------------
 FedEx Corp.                         182,500         12,245,750
----------------------------------------------------------------
 United Parcel Service,
 Inc., Cl. B                         398,400         25,003,584
                                                 --------------
                                                     38,071,412

                                                   Market Value
                                      Shares         See Note 1
----------------------------------------------------------------
 Building Products--0.0%
 USG Corp. 1                         184,700     $    3,077,102
----------------------------------------------------------------
 Commercial Services & Supplies--0.8%
 Apollo Group,
 Inc., Cl. A 1                        61,400          3,933,898
----------------------------------------------------------------
 Arbitron, Inc. 1                     28,100          1,039,138
----------------------------------------------------------------
 Corinthian Colleges,
 Inc. 1                              211,000         12,143,050
----------------------------------------------------------------
 Deluxe Corp.                        334,800         14,295,960
----------------------------------------------------------------
 DeVry, Inc. 1                        32,300            838,185
----------------------------------------------------------------
 H&R Block, Inc.                     993,900         43,830,990
----------------------------------------------------------------
 Harland (John H.) Co.               108,300          2,728,077
----------------------------------------------------------------
 ITT Educational
 Services, Inc. 1                    360,700         15,636,345
----------------------------------------------------------------
 Republic Services,
 Inc. 1                              174,700          4,301,114
----------------------------------------------------------------
 Right Management
 Consultants, Inc. 1                  33,750            478,237
                                                 --------------
                                                     99,224,994

----------------------------------------------------------------
 Electrical Equipment--0.2%
 American Power
 Conversion Corp.                     94,900          1,700,608
----------------------------------------------------------------
 Emerson Electric Co.                174,600          9,735,696
----------------------------------------------------------------
 Molex, Inc., Cl. A                  299,600          7,618,828
----------------------------------------------------------------
 Rockwell
 Automation, Inc.                    137,200          3,734,584
                                                 --------------
                                                     22,789,716

----------------------------------------------------------------
 Industrial Conglomerates--3.0%
 3M Co.                              330,800         47,129,076
----------------------------------------------------------------
 Carlisle Cos., Inc.                  45,500          2,069,795
----------------------------------------------------------------
 General Electric Co.             10,066,500        297,666,405
                                                 --------------
                                                    346,865,276

----------------------------------------------------------------
 Machinery--1.0%
 Briggs & Stratton Corp.              94,900          5,580,120
----------------------------------------------------------------
 Danaher Corp.                       428,400         33,093,900
----------------------------------------------------------------
 Deere & Co.                         620,300         35,053,153
----------------------------------------------------------------
 Eaton Corp.                          78,300          7,332,012
----------------------------------------------------------------
 EnPro Industries, Inc. 1             48,180            511,190
----------------------------------------------------------------
 Ingersoll-Rand Co., Cl. A           171,900         10,231,488
----------------------------------------------------------------
 Oshkosh Truck Corp.                 104,600          4,092,998
----------------------------------------------------------------
 Paccar, Inc.                        216,100         18,411,720
----------------------------------------------------------------
 Pall Corp.                          258,400          6,460,000
                                                 --------------
                                                    120,766,581

                          16 | OPPENHEIMER STREET FUND

                                                   Market Value
                                      Shares         See Note 1
----------------------------------------------------------------
 Road & Rail--0.5%
 Burlington Northern
 Santa Fe Corp.                      428,100     $   12,136,635
----------------------------------------------------------------
 C.H. Robinson
 Worldwide, Inc.                      61,600          2,338,952
----------------------------------------------------------------
 CSX Corp.                           451,100         14,561,508
----------------------------------------------------------------
 Hunt (J.B.) Transport
 Services, Inc. 1                    131,100          6,515,670
----------------------------------------------------------------
 Norfolk Southern Corp.              324,800          6,184,192
----------------------------------------------------------------
 Roadway Corp.                       108,200          5,058,350
----------------------------------------------------------------
 Ryder Systems, Inc.                 213,100          6,399,393
                                                 --------------
                                                     53,194,700

----------------------------------------------------------------
 Information Technology--14.0%
----------------------------------------------------------------
 Communications Equipment--2.0%
 ADTRAN, Inc.                        463,400         25,394,320
----------------------------------------------------------------
 Avocent Corp. 1                      43,200          1,261,440
----------------------------------------------------------------
 Cisco Systems, Inc. 1             8,256,900        158,119,635
----------------------------------------------------------------
 Foundry Networks, Inc. 1             98,400          1,913,880
----------------------------------------------------------------
 McDATA Corp., Cl. A 1                97,600            990,640
----------------------------------------------------------------
 QUALCOMM, Inc.                    1,274,600         52,615,488
                                                 --------------
                                                    240,295,403

----------------------------------------------------------------
 Computers & Peripherals--2.7%
 Avid Technology, Inc. 1              54,100          2,686,065
----------------------------------------------------------------
 Dell, Inc. 1                      3,917,300        127,821,499
----------------------------------------------------------------
 Hutchinson
 Technology, Inc. 1                   31,800          1,005,834
----------------------------------------------------------------
 Imation Corp.                        70,300          2,527,285
----------------------------------------------------------------
 International Business
 Machines Corp.                    1,216,200         99,740,562
----------------------------------------------------------------
 Lexmark
 International, Inc., Cl. A 1        723,000         48,469,920
----------------------------------------------------------------
 Network
 Appliance, Inc. 1                   376,400          8,435,124
----------------------------------------------------------------
 Seagate Technology
 International, Inc.
 (Escrow Shares) 1,3                 903,300                 --
----------------------------------------------------------------
 Storage Technology
 Corp. 1                             356,900          9,140,209
----------------------------------------------------------------
 Western Digital Corp. 1           1,396,100         16,041,189
                                                 --------------
                                                    315,867,687

                                                   Market Value
                                      Shares         See Note 1
----------------------------------------------------------------
 Electronic Equipment & Instruments--0.1%
 Benchmark
 Electronics, Inc. 1                 197,800     $    8,778,364
----------------------------------------------------------------
 Diebold, Inc.                        23,500          1,149,150
----------------------------------------------------------------
 Waters Corp. 1                      136,300          4,157,150
                                                 --------------
                                                     14,084,664

----------------------------------------------------------------
 Internet Software & Services--0.2%
 Digital River, Inc. 1               353,900          9,442,052
----------------------------------------------------------------
 j2 Global
 Communications, Inc. 1               24,400          1,530,368
----------------------------------------------------------------
 United Online, Inc. 1               278,800         10,625,068
                                                 --------------
                                                     21,597,488

----------------------------------------------------------------
 IT Services--0.4%
 Cognizant Technology
 Solutions Corp. 1                   782,071         27,239,533
----------------------------------------------------------------
 Convergys Corp. 1                   557,000         10,026,000
----------------------------------------------------------------
 First Data Corp.                    222,600          8,547,840
                                                 --------------
                                                     45,813,373

----------------------------------------------------------------
 Office Electronics--0.2%
 Xerox Corp. 1                     1,719,100         18,531,898
----------------------------------------------------------------
 Zebra Technologies
 Corp., Cl. A 1                       24,000          1,286,880
                                                 --------------
                                                     19,818,778

----------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--2.6%
 Genesis
 Microchip, Inc. 1                    48,500            589,760
----------------------------------------------------------------
 Intel Corp.                       7,765,600        222,251,472
----------------------------------------------------------------
 Linear Technology
 Corp.                               222,700          9,179,694
----------------------------------------------------------------
 National
 Semiconductor Corp. 1               885,700         25,809,298
----------------------------------------------------------------
 Power
 Integrations, Inc. 1                 25,400            817,372
----------------------------------------------------------------
 QLogic Corp. 1                      112,000          5,490,240
----------------------------------------------------------------
 Silicon
 Laboratories, Inc. 1                 76,800          3,410,688
----------------------------------------------------------------
 Texas Instruments, Inc.           1,319,800         31,477,230
                                                 --------------
                                                    299,025,754

                          17 | OPPENHEIMER STREET FUND

STATEMENT OF INVESTMENTS  Continued

                                                   Market Value
                                      Shares         See Note 1
----------------------------------------------------------------
 Software--5.8%
 Adobe Systems, Inc.                  52,700     $    2,046,341
----------------------------------------------------------------
 Amdocs Ltd. 1                     1,191,300         26,661,294
----------------------------------------------------------------
 Citrix Systems, Inc. 1              604,600         12,448,714
----------------------------------------------------------------
 Electronic Arts, Inc. 1             937,900         84,176,525
----------------------------------------------------------------
 FactSet Research
 Systems, Inc.                       110,800          5,379,340
----------------------------------------------------------------
 Fair Isaac Corp.                    125,000          7,325,000
----------------------------------------------------------------
 Hyperion Solutions
 Corp. 1                              34,900          1,151,002
----------------------------------------------------------------
 Microsoft Corp.                  12,850,700        340,800,564
----------------------------------------------------------------
 Oracle Corp. 1                    8,867,400        113,325,372
----------------------------------------------------------------
 Sybase, Inc. 1                      141,400          2,391,074
----------------------------------------------------------------
 Symantec Corp. 1                    681,100         39,115,573
----------------------------------------------------------------
 Synopsys, Inc. 1                     47,300          3,226,333
----------------------------------------------------------------
 Take-Two Interactive
 Software, Inc. 1                    628,800         18,719,376
----------------------------------------------------------------
 Veritas Software Corp. 1            757,900         26,132,392
                                                 --------------
                                                    682,898,900

----------------------------------------------------------------
 Materials--0.8%
----------------------------------------------------------------
 Chemicals--0.5%
 Cytec Industries, Inc. 1             18,400            689,816
----------------------------------------------------------------
 Du Pont (E.I.) de
 Nemours & Co.                       656,700         29,380,758
----------------------------------------------------------------
 Ecolab, Inc.                        180,200          4,647,358
----------------------------------------------------------------
 International Flavors
 & Fragrances, Inc.                   90,500          2,850,750
----------------------------------------------------------------
 Monsanto Co.                        459,300         11,808,603
----------------------------------------------------------------
 PPG Industries, Inc.                 31,500          1,729,665
----------------------------------------------------------------
 Sigma-Aldrich Corp.                  74,700          4,089,825
                                                 --------------
                                                     55,196,775

----------------------------------------------------------------
 Containers & Packaging--0.0%
 Ball Corp.                           64,000          3,379,200
----------------------------------------------------------------
 Sealed Air Corp. 1                   93,500          4,549,710
                                                 --------------
                                                      7,928,910

----------------------------------------------------------------
 Metals & Mining--0.3%
 Alcan, Inc.                         146,300          5,320,931
----------------------------------------------------------------
 Alcoa, Inc.                         631,800         18,044,208
----------------------------------------------------------------
 Barrick Gold Corp.                  190,900          3,858,089
----------------------------------------------------------------
 Peabody Energy Corp.                186,700          5,909,055
                                                 --------------
                                                     33,132,283

                                                   Market Value
                                      Shares         See Note 1
----------------------------------------------------------------
 Telecommunication Services--4.9%
----------------------------------------------------------------
 Diversified Telecommunication Services--3.9%
 Alltel Corp.                        556,600     $   25,492,280
----------------------------------------------------------------
 BellSouth Corp.                   4,399,600        110,869,920
----------------------------------------------------------------
 Citizens
 Communications Co. 1                677,000          7,717,800
----------------------------------------------------------------
 SBC Communications,
 Inc.                              6,104,800        137,296,952
----------------------------------------------------------------
 Verizon
 Communications, Inc.              4,829,710        170,585,357
                                                 --------------
                                                    451,962,309

----------------------------------------------------------------
 Wireless Telecommunication Services--1.0%
 AT&T Wireless
 Services, Inc. 1                    4,408,000       37,996,960
----------------------------------------------------------------
 Nextel
 Communications,
 Inc., Cl. A 1                       4,254,300       82,022,904
                                                 --------------
                                                    120,019,864

----------------------------------------------------------------
 Utilities--2.0%
----------------------------------------------------------------
 Electric Utilities--1.7%
 Allegheny Energy, Inc.               48,800            452,376
----------------------------------------------------------------
 Ameren Corp.                        112,100          4,764,250
----------------------------------------------------------------
 American Electric
 Power Co., Inc.                     404,800         11,459,888
----------------------------------------------------------------
 Constellation Energy
 Group, Inc.                         503,100         18,307,809
----------------------------------------------------------------
 Dominion
 Resources, Inc.                     491,100         29,750,838
----------------------------------------------------------------
 Entergy Corp.                       253,400         13,290,830
----------------------------------------------------------------
 Exelon Corp.                      1,026,875         60,482,938
----------------------------------------------------------------
 FirstEnergy Corp.                   574,200         16,801,092
----------------------------------------------------------------
 FPL Group, Inc.                     389,700         24,106,842
----------------------------------------------------------------
 Progress Energy, Inc.,
 Contingent Value
 Obligation 1,3                      700,000             84,000
----------------------------------------------------------------
 Puget Energy, Inc.                   18,800            409,840
----------------------------------------------------------------
 Southern Co.                        343,800          9,757,044
----------------------------------------------------------------
 Texas Genco
 Holdings, Inc.                       11,420            279,790
----------------------------------------------------------------
 Wisconsin Energy
 Corp.                               313,700          9,141,218
                                                 --------------
                                                    199,088,755

                          18 | OPPENHEIMER STREET FUND

                                                   Market Value
                                      Shares         See Note 1
----------------------------------------------------------------
 Gas Utilities--0.1%
 Kinder Morgan
 Management LLC                       61,521    $     2,294,733
----------------------------------------------------------------
 ONEOK, Inc.                         320,400          6,725,196
                                                ---------------
                                                      9,019,929

----------------------------------------------------------------
 Multi-Utilities & Unregulated Power--0.2%
 Equitable
 Resources, Inc.                      85,000          3,354,950
----------------------------------------------------------------
 Questar Corp.                        19,400            622,352
----------------------------------------------------------------
 Williams Cos.,
 Inc. (The)                        2,044,400         18,665,372
                                                ---------------
                                                     22,642,674
                                                ---------------
 Total Common Stocks
 (Cost $9,942,653,780)                           11,557,105,945

----------------------------------------------------------------
 Preferred Stocks--0.0%
 Wachovia Corp.,
 Dividend Equalization
 Preferred Shares
 (Cost $0)                           100,000                600

                                      Units
----------------------------------------------------------------
 Rights, Warrants and Certificates--0.0%
 Dime Bancorp, Inc.
 Wts., Exp. 1/2/10 1
 (Cost $0)                           500,000             80,000

                                   Principal       Market Value
                                      Amount         See Note 1
----------------------------------------------------------------
 Short-Term Notes--0.8%
 Crown Point Capital
 Co., 1.08%, 10/2/03             $40,000,000    $    39,962,800
----------------------------------------------------------------
 Neptune Funding Corp.:
 1.09%, 10/10/03                  25,000,000         24,970,479
 1.2%, 9/22/03                    23,610,000         23,594,988
                                                ---------------
 Total Short-Term Notes
 (Cost $88,528,267)                                  88,528,267

----------------------------------------------------------------
 Joint Repurchase Agreements--1.1%

 Undivided interest of 17.50% in joint repurchase
 agreement (Principal Amount/Market Value
 $754,227,000, with a maturity value of $754,311,641)
 with PaineWebber, Inc., 1.01%, dated 8/29/03, to be
 repurchased at $132,041,816 on 9/2/03, collateralized
 by Federal National Mortgage Assn., 5.50%, 6/1/33,
 with a value of $770,199,757
 (Cost $132,027,000)             132,027,000        132,027,000

----------------------------------------------------------------
 Total Investments,
 at Value
 (COST $10,163,209,047)                100.8%    11,777,741,812
----------------------------------------------------------------
 Liabilities
 in Excess of
 Other Assets                           (0.8)       (93,189,617)
                                     ---------------------------
 Net Assets                            100.0%   $11,684,552,195
                                     ===========================

Footnotes to Statement of Investments
1. Non-income producing security.
2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the
Investment Company Act of 1940, at or during the period ended August 31, 2003.
The aggregate fair value of securities of affiliated companies held by the Fund as of August 31, 2003 amounts to $28,386,761. Transactions during the period in which the issuer was an affiliate are as follows:

                          Shares       Gross        Gross            Shares     Unrealized   Dividend      Realized
                 August 31, 2002   Additions   Reductions   August 31, 2003   Appreciation     Income   Gain (Loss)
--------------------------------------------------------------------------------------------------------------------

Stocks And/or Warrants
Esprit Exploration Ltd.
(formerly Canadian 88
Energy Corp.)*         6,539,500         --     1,179,500         5,360,000   $        --    $     --   $(2,119,384)
Frontier Oil Corp.     1,856,000         --        13,900         1,842,100    18,465,052     368,870       122,826
                                                                              --------------------------------------
                                                                              $18,465,052    $368,870   $(1,996,558)
                                                                              ======================================

   *No longer an affiliate as of August 31, 2003.

3. Identifies issues considered to be illiquid. See Note 6 of Notes to Financial
Statements.

See accompanying Notes to Financial Statements.

                        19 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2003
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
 Assets

 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $10,153,287,338)                     $11,749,355,051
 Affiliated companies (cost $9,921,709)                                 28,386,761
                                                                   ----------------
                                                                    11,777,741,812
-----------------------------------------------------------------------------------
 Cash                                                                    4,805,478
-----------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                       88,532,586
 Interest and dividends                                                 16,708,880
 Shares of capital stock sold                                            8,479,145
 Other                                                                     345,541
                                                                   ----------------
 Total assets                                                       11,896,613,442

-----------------------------------------------------------------------------------
 Liabilities
 Unrealized depreciation on foreign currency contracts                      22,153
-----------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                 187,210,565
 Shares of capital stock redeemed                                       15,763,560
 Distribution and service plan fees                                      4,654,495
 Transfer and shareholder servicing agent fees                           2,523,104
 Shareholder reports                                                     1,577,670
 Directors' compensation                                                    25,448
 Other                                                                     284,252
                                                                   ----------------
 Total liabilities                                                     212,061,247

-----------------------------------------------------------------------------------
 Net Assets                                                        $11,684,552,195
                                                                   ================

-----------------------------------------------------------------------------------
 Composition of Net Assets
 Par value of shares of capital stock                              $     3,989,798
-----------------------------------------------------------------------------------
 Additional paid-in capital                                         12,662,938,593
-----------------------------------------------------------------------------------
 Undistributed net investment income                                    32,558,166
-----------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign
 currency transactions                                              (2,629,484,227)
-----------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of
 assets and liabilities denominated in foreign currencies            1,614,549,865
                                                                   ----------------
 Net Assets                                                        $11,684,552,195
                                                                   ================

                        20 | OPPENHEIMER MAIN STREET FUND

--------------------------------------------------------------------------------
 Net Asset Value Per Share
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $7,033,312,488 and 237,427,186 shares of capital stock outstanding)     $29.62
 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering price)                                                $31.43
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $2,941,765,408 and 102,579,121 shares of capital stock outstanding)     $28.68
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $1,188,825,749 and 41,434,632 shares of capital stock outstanding)      $28.69
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $79,188,488 and 2,699,787 shares of capital stock outstanding)          $29.33
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets of $441,460,062 and 14,839,060 shares of capital stock
 outstanding)                                                            $29.75

 See accompanying Notes to Financial Statements.

                        21 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2003

-----------------------------------------------------------------------------------
 Investment Income

 Dividends:
 Unaffiliated companies (net of foreign withholding taxes
   of $509,918)                                                       $193,414,338
 Affiliated companies                                                      368,870
-----------------------------------------------------------------------------------
 Interest                                                                2,651,896
                                                                     --------------
 Total investment income                                               196,435,104

-----------------------------------------------------------------------------------
 Expenses
 Management fees                                                        48,873,062
-----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                15,475,586
 Class B                                                                29,662,203
 Class C                                                                11,111,558
 Class N                                                                   304,261
-----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                14,651,680
 Class B                                                                 9,413,896
 Class C                                                                 2,829,243
 Class N                                                                   148,999
 Class Y                                                                   911,857
-----------------------------------------------------------------------------------
 Shareholder reports                                                     2,519,194
-----------------------------------------------------------------------------------
 Directors' compensation                                                   241,844
-----------------------------------------------------------------------------------
 Custodian fees and expenses                                               240,816
-----------------------------------------------------------------------------------
 Other                                                                     709,066
                                                                     --------------
 Total expenses                                                        137,093,265
 Less reduction to custodian expenses                                      (22,227)
 Less voluntary waiver of transfer and shareholder servicing
   agent fees--Class N                                                     (32,892)
 Less voluntary waiver of transfer and shareholder servicing
   agent fees--Class Y                                                    (108,367)
                                                                     --------------
 Net expenses                                                          136,929,779

-----------------------------------------------------------------------------------
 Net Investment Income                                                  59,505,325

-----------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)
 Net realized loss on:
 Investments:
   Unaffiliated companies                                             (851,998,285)
   Affiliated companies                                                 (1,996,558)
 Foreign currency transactions                                            (198,153)
                                                                     --------------
 Net realized loss                                                    (854,192,996)
-----------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                         1,465,584,406
 Translation of assets and liabilities denominated in
   foreign currencies                                                    9,544,294
                                                                     --------------
 Net change in unrealized appreciation                               1,475,128,700

-----------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                $ 680,441,029
                                                                     ==============

 See accompanying Notes to Financial Statements.

                        22 | OPPENHEIMER MAIN STREET FUND

STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended August 31,                                          2003               2002
----------------------------------------------------------------------------------------
 Operations

 Net investment income                               $    59,505,325    $    24,095,867
----------------------------------------------------------------------------------------
 Net realized loss                                      (854,192,996)    (1,063,797,316)
----------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)  1,475,128,700       (813,793,592)
                                                     -----------------------------------
 Net increase (decrease) in net assets resulting
  from operations                                        680,441,029     (1,853,495,041)

----------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders
 Dividends from net investment income:
 Class A                                                 (44,773,361)       (15,028,867)
 Class B                                                          --                 --
 Class C                                                          --                 --
 Class N                                                    (497,131)           (58,345)
 Class Y                                                  (1,922,959)          (828,141)
----------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                          --        (12,132,399)
 Class B                                                          --         (8,545,003)
 Class C                                                          --         (2,567,066)
 Class N                                                          --            (25,114)
 Class Y                                                          --           (369,634)

----------------------------------------------------------------------------------------
 Capital Stock Transactions

 Net increase (decrease) in net assets resulting from capital stock transactions:
 Class A                                                 178,709,918        148,547,544
 Class B                                                (700,117,179)    (1,269,705,682)
 Class C                                                 (72,176,143)      (160,436,307)
 Class N                                                  29,863,069         41,677,838
 Class Y                                                 192,963,219         34,202,372

----------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                               262,490,462     (3,098,763,845)
----------------------------------------------------------------------------------------
 Beginning of period                                  11,422,061,733     14,520,825,578
                                                     ----------------------------------
 End of period [including undistributed net
   investment income of $32,558,166 and
   $20,383,192, respectively]                        $11,684,552,195    $11,422,061,733
                                                     ===================================

 See accompanying Notes to Financial Statements.

                        23 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS

 Class A    Year Ended August 31,                 2003        2002          2001         2000         1999
------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period           $27.90       $32.15       $45.41       $42.89       $32.32
------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .22          .16          .14          .21          .19
 Net realized and unrealized gain (loss)          1.69        (4.29)      (11.18)        6.79        12.03
                                                ------------------------------------------------------------
 Total from investment operations                 1.91        (4.13)      (11.04)        7.00        12.22
------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.19)        (.07)        (.12)          --         (.15)
 Distributions from net realized gain               --         (.05)       (2.10)       (4.48)       (1.50)
                                                ------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                  (.19)        (.12)       (2.22)       (4.48)       (1.65)
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $29.62       $27.90       $32.15       $45.41       $42.89
                                                ============================================================

------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1               6.93%      (12.90)%     (24.85)%      17.74%       38.62%

------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)   $7,033,312   $6,443,983   $7,320,747   $9,264,943   $7,723,607
------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $6,310,359   $7,203,226   $7,954,409   $8,428,173   $6,721,568
------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                            0.87%        0.52%        0.47%        0.54%        0.50%
 Total expenses                                   0.97% 3      0.99% 3      0.86% 3      0.90% 3      0.91% 3
------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            94%          78%          76%          73%          72%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

                        24 | OPPENHEIMER MAIN STREET FUND

 Class B    Year Ended August 31,                 2003         2002         2001         2000         1999
------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period           $27.04       $31.34       $44.50       $42.42       $32.07
------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                              (.13)        (.20)        (.13)        (.08)        (.08)
 Net realized and unrealized gain (loss)          1.77        (4.05)      (10.93)        6.64        11.93
                                               -------------------------------------------------------------
 Total from investment operations                 1.64        (4.25)      (11.06)        6.56        11.85
------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               --           --           --           --           --
 Distributions from net realized gain               --         (.05)       (2.10)       (4.48)       (1.50)
                                               -------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    --         (.05)       (2.10)       (4.48)       (1.50)
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $28.68       $27.04       $31.34       $44.50       $42.42
                                               =============================================================

------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1               6.06%      (13.58)%     (25.39)%      16.84%       37.62%

------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)   $2,941,765   $3,510,800   $5,404,510   $8,367,040   $7,072,718
------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $2,964,666   $4,607,653   $6,630,335   $7,628,232   $5,930,303
------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                     0.04%       (0.25)%      (0.29)%      (0.22)%      (0.26)%
 Total expenses                                   1.81% 3      1.75% 3      1.61% 3      1.66% 3      1.66% 3
------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            94%          78%          76%          73%          72%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

                        25 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS  Continued

 Class C   Year Ended August 31,                  2003         2002         2001         2000         1999
------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period          $ 27.03      $ 31.33      $ 44.50      $ 42.41      $ 32.07
------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                       --         (.11)        (.11)        (.08)        (.09)
 Net realized and unrealized gain (loss)          1.66        (4.14)      (10.96)        6.65        11.93
                                               -------------------------------------------------------------
 Total from investment operations                 1.66        (4.25)      (11.07)        6.57        11.84
------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               --           --           --           --           --
 Distributions from net realized gain               --         (.05)       (2.10)       (4.48)       (1.50)
                                               -------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    --         (.05)       (2.10)       (4.48)       (1.50)
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $28.69       $27.03       $31.33       $44.50       $42.41
                                               =============================================================

------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1               6.14%      (13.58)%     (25.42)%      16.87%       37.59%

------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)   $1,188,826   $1,198,517   $1,562,452   $2,213,568   $1,850,787
------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $1,111,131   $1,432,566   $1,825,540   $2,004,263   $1,583,189
------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                     0.09%       (0.24)%      (0.29)%      (0.23)%      (0.25)%
 Total expenses                                   1.74% 3      1.75% 3      1.61% 3      1.67% 3      1.66% 3
------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            94%          78%          76%          73%          72%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

                        26 | OPPENHEIMER MAIN STREET FUND

 Class N    Year Ended August 31,                           2003      2002      2001 1
---------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                    $ 27.72   $ 32.09   $ 34.36
---------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                       .20       .12       .02
 Net realized and unrealized gain (loss)                    1.65     (4.31)    (2.29)
                                                          -----------------------------
 Total from investment operations                           1.85     (4.19)    (2.27)
---------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       (.24)     (.13)       --
 Distributions from net realized gain                         --      (.05)       --
                                                          -----------------------------
 Total dividends and/or distributions
 to shareholders                                            (.24)     (.18)       --
---------------------------------------------------------------------------------------
 Net asset value, end of period                           $29.33    $27.72    $32.09
                                                          =============================

---------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                         6.78%   (13.15)%   (6.61)%

---------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                $79,188   $43,464    $7,641
---------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $60,950   $28,141    $2,672
---------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                      0.65%     0.28%     0.36%
 Total expenses                                             1.23%     1.24%     1.16%
 Expenses after expense reimbursement or fee waiver
 and reduction to custodian expenses                        1.18%      N/A 4     N/A 4
---------------------------------------------------------------------------------------
 Portfolio turnover rate                                      94%       78%       76%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

                        27 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

 Class Y    Year Ended August 31                2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period         $28.02     $32.28     $45.64     $43.00     $32.38
--------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                           .11        .19        .17        .24        .24
 Net realized and unrealized gain (loss)        1.86      (4.28)    (11.22)      6.88      12.07
                                              ----------------------------------------------------
 Total from investment operations               1.97      (4.09)    (11.05)      7.12      12.31
--------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income           (.24)      (.12)      (.21)        --       (.19)
 Distributions from net realized gain             --       (.05)     (2.10)     (4.48)     (1.50)
                                              ----------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                (.24)      (.17)     (2.31)     (4.48)     (1.69)
--------------------------------------------------------------------------------------------------
 Net asset value, end of period               $29.75     $28.02     $32.28     $45.64     $43.00
                                              ====================================================

--------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1             7.11%    (12.74)%   (24.76)%    18.00%     38.84%

--------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)   $441,460   $225,298   $225,475   $260,289   $148,397
--------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $242,029   $227,835   $239,222   $205,586   $ 99,155
--------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                          1.01%      0.74%      0.60%      0.77%      0.63%
 Total expenses                                 0.87%      0.92%      0.79% 3    0.66%      0.77%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                             0.83%      0.78%      0.73%       N/A 4      N/A 4
--------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          94%        78%        76%        73%        72%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

                        28 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Main Street Fund (the Fund) which operated under the name
Oppenheimer Main Street Growth & Income Fund through April 29, 2003 is a separate series of Oppenheimer Main Street Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total return. The
Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
   The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class
A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans.
Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
   The following is a summary of significant accounting policies consistently followed by the Fund.
-------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued.
In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the
Board of Directors, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
-------------------------------------------------------------------------------
Foreign Currency Translation. The Fund's accounting records are maintained in
U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

                        29 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Continued

-------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
-------------------------------------------------------------------------------
Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
-------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
-------------------------------------------------------------------------------
Federal Taxes. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of investment for federal income tax purposes.

                        30 | OPPENHEIMER MAIN STREET FUND

                                                                  Net Unrealized
                                                                    Appreciation
    Undistributed  Undistributed             Accumulated        Based on Cost of
    Net Investment     Long-Term                    Loss  Securities for Federal
    Income                  Gain      Carryforward 1,2,3     Income Tax Purposes
    ----------------------------------------------------------------------------
    $32,558,168              $--          $2,510,947,515          $1,496,013,151

 1. As of August 31, 2003, the Fund had $2,167,036,018 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of August 31, 2003, details of the capital loss carryforwards were as follows:

                              Expiring
                              ----------------------
                              2010    $  878,523,150
                              2011     1,288,512,868
                                      --------------
                              Total   $2,167,036,018
                                      ==============

 2. During the fiscal years ended August 31, 2003 and August 31, 2002, the Fund did not utilize any capital loss carryforwards.

 3. As of August 31, 2003, the Fund had $343,911,497 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2012.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

                 From                                               Net
                 Ordinary           From     Tax Return      Investment
                 Income             Loss     of Capital            Loss
                 ------------------------------------------------------
                 $136,900       $148,340            $--             $--

 The tax character of distributions paid during the years ended August 31, 2003 and August 31, 2002 was as follows:

                                           Year Ended        Year Ended
                                      August 31, 2003   August 31, 2002
                 ------------------------------------------------------
                 Distributions paid from:
                 Ordinary income          $47,193,451       $15,915,353
                 Long-term capital gain            --        23,639,216
                                          -----------------------------
                 Total                    $47,193,451       $39,554,569
                                          =============================

 The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of August 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                        31 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Continued

-------------------------------------------------------------------------------
1. Significant Accounting Policies Continued

                Federal tax cost              $10,281,745,761
                                              ===============
                Gross unrealized appreciation $ 1,723,222,016
                Gross unrealized depreciation    (227,208,865)
                                              ---------------
                Net unrealized appreciation   $ 1,496,013,151
                                              ===============

-------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
-------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
-------------------------------------------------------------------------------
Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
-------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.
-------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
-------------------------------------------------------------------------------
2. Shares of Capital Stock
The Fund has authorized 840 million shares of $.01 par value capital stock of each class. Transactions in shares of capital stock were as follows:

                           Year Ended August 31, 2003     Year Ended August 31, 2002
                               Shares          Amount         Shares          Amount
-------------------------------------------------------------------------------------

Class A
Sold                       57,515,190  $1,539,439,975     57,015,786  $1,776,402,610
Dividends and/or
distributions reinvested    1,539,850      40,960,045        761,969      24,779,385
Redeemed                  (52,631,425) (1,401,690,102)   (54,472,499) (1,652,634,451)
                          -----------------------------------------------------------
Net increase                6,423,615  $  178,709,918      3,305,256  $  148,547,544
                          ===========================================================

                        32 | OPPENHEIMER MAIN STREET FUND

                            YEAR ENDED AUGUST 31, 2003     YEAR ENDED AUGUST 31, 2002
                                SHARES          AMOUNT        SHARES           AMOUNT
---------------------------------------------------------------------------------------

 Class B
 Sold                       13,771,522  $  359,570,385    16,064,824  $   486,429,385
 Dividends and/or
 distributions reinvested           --              --       241,561        7,655,080
 Redeemed                  (41,047,235) (1,059,687,564)  (58,925,314)  (1,763,790,147)
                           ------------------------------------------------------------
 Net decrease              (27,275,713) $ (700,117,179)  (42,618,929) $(1,269,705,682)
                           ============================================================

---------------------------------------------------------------------------------------
 Class C
 Sold                        6,240,812  $  163,131,858     5,601,281  $   168,931,421
 Dividends and/or
 distributions reinvested           --              --        66,833        2,117,929
 Redeemed                   (9,141,515)   (235,308,001)  (11,204,768)    (331,485,657)
                           ------------------------------------------------------------
 Net decrease               (2,900,703) $  (72,176,143)   (5,536,654) $  (160,436,307)
                           ============================================================

---------------------------------------------------------------------------------------
 Class N
 Sold                        1,754,034  $   46,435,446     1,587,930  $    49,389,515
 Dividends and/or
 distributions reinvested       18,620         491,777         2,577           83,453
 Redeemed                     (640,941)    (17,064,154)     (260,531)      (7,795,130)
                           ------------------------------------------------------------
 Net increase                1,131,713  $   29,863,069     1,329,976  $    41,677,838
                           ============================================================

---------------------------------------------------------------------------------------
 Class Y
 Sold                        9,608,142  $  268,159,273     3,654,159  $   113,685,089
 Dividends and/or
 distributions reinvested       71,957       1,919,814        36,629        1,194,830
 Redeemed                   (2,880,960)    (77,115,868)   (2,635,983)     (80,677,547)
                           ------------------------------------------------------------
 Net increase                6,799,139  $  192,963,219     1,054,805  $    34,202,372
                           ============================================================

--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2003, were
$9,877,462,609 and $10,136,574,625, respectively.

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at annual rate of 0.65% of the first $200 million of average annual net assets of the Fund, 0.60% of the next $150 million, 0.55% of the next $150 million, and
0.45% of average annual net assets in excess of $500 million.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Fund. The
Fund pays OFS a per account fee. For the year ended August 31, 2003, the Fund paid $29,017,305 to OFS for services to the Fund.

                        33 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates Continued
   Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more.
The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's
Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                   Aggregate       Class A   Concessions   Concessions   Concessions   Concessions
                   Front-End     Front-End    on Class A    on Class B    on Class C    on Class N
               Sales Charges Sales Charges        Shares        Shares        Shares        Shares
                  on Class A   Retained by   Advanced by   Advanced by   Advanced by   Advanced by
 Year Ended           Shares   Distributor Distributor 1 Distributor 1 Distributor 1 Distributor 1
--------------------------------------------------------------------------------------------------

 August 31, 2003 $10,218,529    $2,221,821    $1,365,250   $10,340,993    $1,196,635      $318,612

1. The Distributor advances concession payments to dealers for certain sales of
Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                             Class A       Class B        Class C        Class N
                          Contingent    Contingent     Contingent     Contingent
                            Deferred      Deferred       Deferred       Deferred
                       Sales Charges Sales Charges  Sales Charges  Sales Charges
                         Retained by   Retained by    Retained by    Retained by
 Year Ended              Distributor   Distributor    Distributor    Distributor
--------------------------------------------------------------------------------
 August 31, 2003             $97,262    $9,770,325       $105,288       $203,096

--------------------------------------------------------------------------------
Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class
A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
Class A shares of the Fund. For the year ended August 31, 2003, expense under the Class A Plan totaled $15,475,586, all of which were paid by the Distributor to recipients, which included $77,240 retained by the Distributor and $798,036 which was paid to an affiliate of the Manager. Any unreimbursed expenses the
Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Distribution and Service Plans for Class B, Class C and Class N Shares. The
Fund has adopted Distribution and Service Plans for Class B, Class C and Class
N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the
Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

                        34 | OPPENHEIMER MAIN STREET FUND

Distribution fees paid to the Distributor for the year ended August 31, 2003, were as follows:

                                                                  Distributor's
                                                   Distributor's      Aggregate
                                                       Aggregate   Unreimbursed
                                                    Unreimbursed  Expenses as %
                   Total Payments  Amount Retained      Expenses  of Net Assets
                       Under Plan   by Distributor    Under Plan       of Class
--------------------------------------------------------------------------------
 Class B Plan         $29,662,203      $22,824,617   $58,890,804           2.00%
 Class C Plan          11,111,558        1,394,946    26,170,296           2.20
 Class N Plan             304,261          251,563     1,434,972           1.81

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
   The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates.
Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
   The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of
Operations.

As of August 31, 2003, the Fund had outstanding foreign currency contracts as follows:

                           Expiration  Contract Amount     Valuation as of    Unrealized
Contract Description            Dates           (000s)     August 31, 2003  Depreciation
-----------------------------------------------------------------------------------------

Contracts to Sell
Canadian Dollar [CAD]   9/2/03-9/3/03            3,843CAD       $2,770,602       $22,153

--------------------------------------------------------------------------------
6. Illiquid Securities
As of August 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of August
31, 2003 was $84,000.

                        35 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
7. Borrowing and Lending Arrangements
The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Directors, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
   The Fund had no interfund borrowings or loans outstanding during the year ended or at August 31, 2003.

                         Appendix A

                    RATINGS DEFINITIONS
                    -------------------

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below. Those
ratings represent the opinion of the agency as to the
credit quality of issues that they rate. The summaries
below are based upon publicly-available information
provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM (TAXABLE) BOND RATINGS

Aaa: Bonds rated "Aaa" are judged to be the best quality.
They carry the smallest degree of investment risk. Interest
payments are protected by a large or by an exceptionally
stable margin and principal is secure. While the various
protective elements are likely to change, the changes that
can be expected are most unlikely to impair the
fundamentally strong position of such issues.

Aa: Bonds rated "Aa" are judged to be of high quality by
all standards. Together with the "Aaa" group, they comprise
what are generally known as high-grade bonds. They are
rated lower than the best bonds because margins of
protection may not be as large as with "Aaa" securities or
fluctuation of protective elements may be of greater
amplitude or there may be other elements present which make
the long-term risk appear somewhat larger than that of
"Aaa" securities.

A: Bonds rated "A" possess many favorable investment
attributes and are to be considered as upper-medium grade
obligations. Factors giving security to principal and
interest are considered adequate but elements may be
present which suggest a susceptibility to impairment some
time in the future.

Baa: Bonds rated "Baa" are considered medium-grade
obligations; that is, they are neither highly protected nor
poorly secured. Interest payments and principal security
appear adequate for the present but certain protective
elements may be lacking or may be characteristically
unreliable over any great length of time. Such bonds lack
outstanding investment characteristics and have speculative
characteristics as well.

Ba: Bonds rated "Ba" are judged to have speculative
elements. Their future cannot be considered well-assured.
Often the protection of interest and principal payments may
be very moderate and thereby not well safeguarded during
both good and bad times over the future. Uncertainty of
position characterizes bonds in this class.

B: Bonds rated "B" generally lack characteristics of the
desirable investment. Assurance of interest and principal
payments or of maintenance of other terms of the contract
over any long period of time may be small.

Caa: Bonds rated "Caa" are of poor standing. Such issues
may be in default or there may be present elements of
danger with respect to principal or interest.

Ca: Bonds rated "Ca" represent obligations which are
speculative in a high degree. Such issues are often in
default or have other marked shortcomings.

C:  Bonds rated "C" are the lowest class of rated bonds and
can be regarded as having extremely poor prospects of ever
attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each
generic rating classification from "Aa" through
"Caa." The modifier "1" indicates that the obligation ranks
in the higher end of its generic rating category; the
modifier "2" indicates a mid-range ranking; and the
modifier "3" indicates a ranking in the lower end of that
generic rating category. Advanced refunded issues that are
secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)
These ratings apply to the ability of issuers to honor
senior debt obligations having an original maturity not
exceeding one year:

Prime-1: Issuer has a superior ability for repayment of
senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of
senior short-term debt obligations. Earnings trends and
coverage ratios, while sound, may be more subject to
variation. Capitalization characteristics, while
appropriate, may be more affected by external conditions.
Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of
senior short-term obligations. The effect of industry
characteristics and market compositions may be more
pronounced. Variability in earnings and profitability may
result in changes in the level of debt protection
measurements and may require relatively high financial
leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating
category.

Standard & Poor's Ratings Services ("Standard & Poor's"), a
division of The McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS

AAA: Bonds rated "AAA" have the highest  rating  assigned by
Standard  &  Poor's.  The  obligor's  capacity  to meet  its financial commitment on the obligation is extremely strong.

AA:  Bonds rated "AA"  differ  from the highest  rated bonds only in small  degree.  The  obligor's  capacity to meet its financial commitment on the obligation is very strong.

A: Bonds  rated "A" are  somewhat  more  susceptible  to the adverse  effects of changes in  circumstances  and  economic conditions  than  obligations  in  higher-rated  categories.
However,  the  obligor's  capacity  to  meet  its  financial commitment on the obligation is still strong.

BBB:   Bonds  rated  "BBB"   exhibit   adequate   protection
parameters.   However,   adverse   economic   conditions  or
changing   circumstances  are  more  likely  to  lead  to  a
weakened  capacity  of the  obligor  to meet  its  financial commitment on the obligation.

BB, B, CCC, CC, and C:
Obligations rated `BB', `B', `CCC', `CC', and `C' are
regarded as having significant speculative characteristics.
`BB' indicates the least degree of speculation and `C' the
highest. While such obligations will likely have some
quality and protective characteristics, these may be
outweighed by large uncertainties or major exposures to
adverse conditions.

BB: Bonds rated "BB" are less  vulnerable to nonpayment than other speculative issues.  However,  they face major ongoing uncertainties  or exposure to adverse  business,  financial, or economic  conditions  which  could lead to the  obligor's inadequate capacity to meet its financial  commitment on the obligation.
B: Bonds rated "B" are more  vulnerable to  nonpayment  than
bonds  rated  "BB",  but  the  obligor   currently  has  the
capacity   to  meet   its   financial   commitment   on  the
obligation.   Adverse  business,   financial,   or  economic
conditions  will  likely  impair the  obligor's  capacity or
willingness   to  meet  its  financial   commitment  on  the
obligation.

CCC:   Bonds  rated  "CCC"  are   currently   vulnerable  to
nonpayment,  and  are  dependent  upon  favorable  business, financial,  and economic  conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business,  financial,  or economic  conditions,  the obligor  is not  likely  to have  the  capacity  to meet its financial commitment on the obligation.

CC:  Bonds rated "CC" are  currently  highly  vulnerable  to nonpayment.

C:  Subordinated  debt or preferred stock  obligations rated
"C" are currently highly  vulnerable to nonpayment.  The "C"
rating may be used to cover a situation  where a  bankruptcy petition  has  been  filed  or  similar  action  taken,  but payments on this obligation are being continued.  A "C" also will be assigned  to a  preferred  stock issue in arrears on dividends  or sinking fund  payments,  but that is currently paying.

D: Bonds  rated "D" are in payment  default.  The "D" rating category  is used when  payments  on an  obligation  are not made on the  date due even if the  applicable  grace  period has not  expired,  unless  Standard & Poor's  believes  that such  payments  will be made during such grace  period.  The
"D"  rating   also  will  be  used  upon  the  filing  of  a
bankruptcy  petition  or the  taking of a similar  action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the
addition of a plus (+) or minus (-) sign to show relative
standing within the major rating categories. The "r" symbol
is attached to the ratings of instruments with significant
noncredit risks.

SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term bond rated "A-1" is rated in the highest
category by Standard & Poor's. The obligor's capacity to
meet its financial commitment on the obligation is strong.
Within this category, certain obligations are designated
with a plus sign (+). This indicates that the obligor's
capacity to meet its financial commitment on these
obligations is extremely strong.

A-2: A short-term bond rated "A-2" is somewhat more
susceptible to the adverse effects of changes in
circumstances and economic conditions than obligations in
higher rating categories. However, the obligor's capacity
to meet its financial commitment on the obligation is
satisfactory.

A-3: A short-term bond rated "A-3" exhibits adequate
protection parameters. However, adverse economic conditions
or changing circumstances are more likely to lead to a
weakened capacity of the obligor to meet its financial
commitment on the obligation.

B: A short-term bond rated "B" is regarded as having
significant speculative characteristics. The obligor
currently has the capacity to meet its financial commitment
on the obligation; however, it faces major ongoing
uncertainties which could lead to the obligor's inadequate
capacity to meet its financial commitment on the obligation.

C: A short-term bond rated "C" is currently vulnerable to
nonpayment and is dependent upon favorable business,
financial, and economic conditions for the obligor to meet
its financial commitment on the obligation.

D: A short-term bond rated "D" is in payment default. The
"D" rating category is used when payments on an obligation
are not made on the date due even if the applicable grace
period has not expired, unless Standard & Poor's believes
that such payments will be made during such grace period.
The "D" rating also will be used upon the filing of a
bankruptcy petition or the taking of a similar action if
payments on an obligation are jeopardized.

Fitch, Inc.

INTERNATIONAL LONG-TERM CREDIT RATINGS

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the
lowest expectation of credit risk. They are assigned only
in the case of exceptionally strong capacity for timely
payment of financial commitments. This capacity is highly
unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very
low expectation of credit risk. They indicate a very strong
capacity for timely payment of financial commitments. This
capacity is not significantly vulnerable to foreseeable
events.

A: High Credit Quality. "A" ratings denote a low
expectation of credit risk. The capacity for timely payment
of financial commitments is considered strong. This
capacity may, nevertheless, be more vulnerable to changes
in circumstances or in economic conditions than is the case
for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there
is currently a low expectation of credit risk. The capacity
for timely payment of financial commitments is considered
adequate, but adverse changes in circumstances and in
economic conditions are more likely to impair this
capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a
possibility of credit risk developing, particularly as the
result of adverse economic change over time. However,
business or financial alternatives may be available to
allow financial commitments to be met. Securities rated in
this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that
significant credit risk is present, but a limited margin of
safety remains. Financial commitments are currently being
met. However, capacity for continued payment is contingent
upon a sustained, favorable business and economic
environment.

CCC, CC C: High Default Risk. Default is a real
possibility. Capacity for meeting financial commitments is
solely reliant upon sustained, favorable business or
economic developments. A "CC" rating indicates that default
of some kind appears probable. "C" ratings signal imminent
default.

DDD, DD, and D: Default. The ratings of obligations in this
category are based on their prospects for achieving partial
or full recovery in a reorganization or liquidation of the
obligor. While expected recovery values are highly
speculative and cannot be estimated with any precision, the
following serve as general guidelines. "DDD" obligations
have the highest potential for recovery, around 90%-100% of
outstanding amounts and accrued interest. "DD" indicates
potential recoveries in the range of 50%-90%, and "D" the
lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or
all of their obligations. Entities rated "DDD" have the
highest prospect for resumption of performance or continued
operation with or without a formal reorganization process.
Entities rated "DD" and "D" are generally undergoing a
formal reorganization or liquidation process; those rated
"DD" are likely to satisfy a higher portion of their
outstanding obligations, while entities rated "D" have a
poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating
symbol to denote relative status within the major rating
categories. Plus and minus signs are not added to the "AAA"
category or to categories below "CCC," nor to short-term
ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS

F1:  Highest credit quality. Strongest capacity for timely
payment of financial commitments. May have an added "+" to
denote any exceptionally strong credit feature.

F2:   Good credit quality. A satisfactory capacity for
timely payment of financial commitments, but the margin of
safety is not as great as in the case of higher ratings.

F3:   Fair credit quality. Capacity for timely payment of
financial commitments is adequate. However, near-term
adverse changes could result in a reduction to
non-investment grade.

B:    Speculative. Minimal capacity for timely payment of
financial commitments, plus vulnerability to near-term
adverse changes in financial and economic conditions.

C:      High default risk. Default is a real possibility.
Capacity for meeting financial commitments is solely
reliant upon a sustained, favorable business and economic
environment.

D:     Default. Denotes actual or imminent payment default.

                            B-1
                        Appendix _B_

                  Industry Classifications

Aerospace & Defense                  Household Products
Air Freight & Couriers               Industrial Conglomerates
Airlines                             Insurance
Auto Components                      Internet & Catalog Retail
Automobiles                          Internet Software & Services
Beverages                            IT Services
Biotechnology                        Leisure Equipment & Products
Building Products                    Machinery
Chemicals                            Marine
Consumer Finance                     Media
Commercial Banks                     Metals & Mining
Commercial Services & Supplies       Multiline Retail
Communications Equipment             Multi-Utilities
Computers & Peripherals              Office Electronics
Construction & Engineering           Oil & Gas
Construction Materials               Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                         Pharmaceuticals
Diversified Financial Services       Real Estate
Diversified Telecommunication        Road & Rail
Services
Electric Utilities                   Semiconductors and Semiconductor
                                     Equipment
Electrical Equipment                 Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                        Tobacco
Gas Utilities                        Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities
Hotels Restaurants & Leisure         Wireless Telecommunication Services
Household Durables

                            C-12
                         Appendix C

OppenheimerFunds Special Sales Charge Arrangements and
-------------------------------------------------------
Waivers
-------

In certain cases, the initial sales charge that applies to
purchases of Class A shares2 of the Oppenheimer funds or
the contingent deferred sales charge that may apply to
Class A, Class B or Class C shares may be waived.3  That is
because of the economies of sales efforts realized by
OppenheimerFunds Distributor, Inc., (referred to in this
document as the "Distributor"), or by dealers or other
financial institutions that offer those shares to certain
classes of investors.

Not all waivers apply to all funds. For example, waivers
relating to Retirement Plans do not apply to Oppenheimer
municipal funds, because shares of those funds are not
available for purchase by or on behalf of retirement plans.
Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and
in the Prospectus and Statement of Additional Information
of the applicable Oppenheimer funds, the term "Retirement
Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k)
            of the Internal Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans4
         4) Group Retirement Plans5
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"),
            including traditional IRAs, Roth IRAs,
            SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the
applicability of a special arrangement or waiver in a
particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this
document as the "Transfer Agent") of the particular
Oppenheimer fund. These waivers and special arrangements
may be amended or terminated at any time by a particular
fund, the Distributor, and/or OppenheimerFunds, Inc.
(referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be
requested by the shareholder and/or dealer in the
redemption request.

 Applicability of Class A Contingent Deferred Sales Charges
                         in Certain Cases
------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are
Not Subject to Initial Sales Charge but May Be Subject to
the Class A Contingent Deferred Sales Charge (unless a
waiver applies).

      There is no initial sales charge on purchases of
Class A shares of any of the Oppenheimer funds in the cases
listed below. However, these purchases may be subject to
the Class A contingent deferred sales charge if redeemed
within 18 months (24 months in the case of Oppenheimer
Rochester National Municipals and Rochester Fund
Municipals) of the beginning of the calendar month of their
purchase, as described in the Prospectus (unless a waiver
described elsewhere in this Appendix applies to the
redemption). Additionally, on shares purchased under these
waivers that are subject to the Class A contingent deferred
sales charge, the Distributor will pay the applicable
concession described in the Prospectus under "Class A
Contingent Deferred Sales Charge."6 This waiver provision
applies to:
      Purchases of Class A shares aggregating $1 million or
         more.
      Purchases of Class A shares by a Retirement Plan that
         was permitted to purchase such shares at net asset
         value but subject to a contingent deferred sales
         charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans)
         that: 1) bought shares costing $500,000 or more,
         2) had at the time of purchase 100 or more
         eligible employees or total plan assets of
         $500,000 or more, or 3) certified to the
         Distributor that it projects to have annual plan
         purchases of $200,000 or more.
      Purchases by an OppenheimerFunds-sponsored Rollover
         IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered
            investment adviser that has made special
            arrangements with the Distributor for those
            purchases, or
         2) by a direct rollover of a distribution from a
            qualified Retirement Plan if the administrator
            of that Plan has made special arrangements with
            the Distributor for those purchases.
      Purchases of Class A shares by Retirement Plans that
         have any of the following record-keeping
         arrangements:
         1) The record keeping is performed by Merrill
            Lynch Pierce Fenner & Smith, Inc. ("Merrill
            Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor
            signs the record-keeping service agreement with
            Merrill Lynch, the Plan must have $3 million or
            more of its assets invested in (a) mutual
            funds, other than those advised or managed by
            Merrill Lynch Investment Management, L.P.
            ("MLIM"), that are made available under a
            Service Agreement between Merrill Lynch and the
            mutual fund's principal underwriter or
            distributor, and  (b)  funds advised or managed
            by MLIM (the funds described in (a) and (b) are
            referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is
            performed on a daily valuation basis by a
            record keeper whose services are provided under
            a contract or arrangement between the
            Retirement Plan and Merrill Lynch. On the date
            the plan sponsor signs the record keeping
            service agreement with Merrill Lynch, the Plan
            must have $3 million or more of its assets
            (excluding assets invested in money market
            funds) invested in Applicable Investments.
         3) The record keeping for a Retirement Plan is
            handled under a service agreement with Merrill
            Lynch and on the date the plan sponsor signs
            that agreement, the Plan has 500 or more
            eligible employees (as determined by the
            Merrill Lynch plan conversion manager).

   Waivers of Class A Sales Charges of Oppenheimer Funds

------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges
for Certain Purchasers.

Class A shares purchased by the following investors are not
subject to any Class A sales charges (and no concessions
are paid by the Distributor on such purchases):
      The Manager or its affiliates.
      Present or former officers, directors, trustees and
         employees (and their "immediate families") of the
         Fund, the Manager and its affiliates, and
         retirement plans established by them for their
         employees. The term "immediate family" refers to
         one's spouse, children, grandchildren,
         grandparents, parents, parents-in-law, brothers
         and sisters, sons- and daughters-in-law, a
         sibling's spouse, a spouse's siblings, aunts,
         uncles, nieces and nephews; relatives by virtue of
         a remarriage (step-children, step-parents, etc.)
         are included.
      Registered management investment companies, or
         separate accounts of insurance companies having an
         agreement with the Manager or the Distributor for
         that purpose.
      Dealers or brokers that have a sales agreement with
         the Distributor, if they purchase shares for their
         own accounts or for retirement plans for their
         employees.
      Employees and registered representatives (and their
         spouses) of dealers or brokers described above or
         financial institutions that have entered into
         sales arrangements with such dealers or brokers
         (and which are identified as such to the
         Distributor) or with the Distributor. The
         purchaser must certify to the Distributor at the
         time of purchase that the purchase is for the
         purchaser's own account (or for the benefit of
         such employee's spouse or minor children).
      Dealers, brokers, banks or registered investment
         advisors that have entered into an agreement with
         the Distributor providing specifically for the use
         of shares of the Fund in particular investment
         products made available to their clients. Those
         clients may be charged a transaction fee by their
         dealer, broker, bank or advisor for the purchase
         or sale of Fund shares.
      Investment advisors and financial planners who have
         entered into an agreement for this purpose with
         the Distributor and who charge an advisory,
         consulting or other fee for their services and buy
         shares for their own accounts or the accounts of
         their clients.
      "Rabbi trusts" that buy shares for their own
         accounts, if the purchases are made through a
         broker or agent or other financial intermediary
         that has made special arrangements with the
         Distributor for those purchases.
      Clients of investment advisors or financial planners
         (that have entered into an agreement for this
         purpose with the Distributor) who buy shares for
         their own accounts may also purchase shares
         without sales charge but only if their accounts
         are linked to a master account of their investment
         advisor or financial planner on the books and
         records of the broker, agent or financial
         intermediary with which the Distributor has made
         such special arrangements . Each of these
         investors may be charged a fee by the broker,
         agent or financial intermediary for purchasing
         shares.
      Directors, trustees, officers or full-time employees
         of OpCap Advisors or its affiliates, their
         relatives or any trust, pension, profit sharing or
         other benefit plan which beneficially owns shares
         for those persons.
      Accounts for which Oppenheimer Capital (or its
         successor) is the investment advisor (the
         Distributor must be advised of this arrangement)
         and persons who are directors or trustees of the
         company or trust which is the beneficial owner of
         such accounts.
      A unit investment trust that has entered into an
         appropriate agreement with the Distributor.
      Dealers, brokers, banks, or registered investment
         advisers that have entered into an agreement with
         the Distributor to sell shares to defined
         contribution employee retirement plans for which
         the dealer, broker or investment adviser provides
         administration services.

      Retirement Plans and deferred compensation plans and
         trusts used to fund those plans (including, for
         example, plans qualified or created under sections
         401(a), 401(k), 403(b) or 457 of the Internal
         Revenue Code), in each case if those purchases are
         made through a broker, agent or other financial
         intermediary that has made special arrangements
         with the Distributor for those purchases.
      A TRAC-2000 401(k) plan (sponsored by the former
         Quest for Value Advisors) whose Class B or Class C
         shares of a Former Quest for Value Fund were
         exchanged for Class A shares of that Fund due to
         the termination of the Class B and Class C
         TRAC-2000 program on November 24, 1995.
      A qualified Retirement Plan that had agreed with the
         former Quest for Value Advisors to purchase shares
         of any of the Former Quest for Value Funds at net
         asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund
         clearinghouse, if that arrangement was consummated
         and share purchases commenced by December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges
in Certain Transactions.

Class A shares issued or purchased in the following
transactions are not subject to sales charges (and no
concessions are paid by the Distributor on such purchases):
      Shares issued in plans of reorganization, such as
         mergers, asset acquisitions and exchange offers,
         to which the Fund is a party.
      Shares purchased by the reinvestment of dividends or
         other distributions reinvested from the Fund or
         other Oppenheimer funds (other than Oppenheimer
         Cash Reserves) or unit investment trusts for which
         reinvestment arrangements have been made with the
         Distributor.
      Shares purchased through a broker-dealer that has
         entered into a special agreement with the
         Distributor to allow the broker's customers to
         purchase and pay for shares of Oppenheimer funds
         using the proceeds of shares redeemed in the prior
         30 days from a mutual fund (other than a fund
         managed by the Manager or any of its subsidiaries)
         on which an initial sales charge or contingent
         deferred sales charge was paid. This waiver also
         applies to shares purchased by exchange of shares
         of Oppenheimer Money Market Fund, Inc. that were
         purchased and paid for in this manner. This waiver
         must be requested when the purchase order is
         placed for shares of the Fund, and the Distributor
         may require evidence of qualification for this
         waiver.
      Shares purchased with the proceeds of maturing
         principal units of any Qualified Unit Investment
         Liquid Trust Series.
      Shares purchased by the reinvestment of loan
         repayments by a participant in a Retirement Plan
         for which the Manager or an affiliate acts as
         sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge
for Certain Redemptions.

The Class A contingent deferred sales charge is also waived
if shares that would otherwise be subject to the contingent
deferred sales charge are redeemed in the following cases:
      To make Automatic Withdrawal Plan payments that are
         limited annually to no more than 12% of the
         account value adjusted annually.
      Involuntary redemptions of shares by operation of law
         or involuntary redemptions of small accounts
         (please refer to "Shareholder Account Rules and
         Policies," in the applicable fund Prospectus).
      For distributions from Retirement Plans, deferred
         compensation plans or other employee benefit plans
         for any of the following purposes:
         1) Following the death or disability (as defined
            in the Internal Revenue Code) of the
            participant or beneficiary. The death or
            disability must occur after the participant's
            account was established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake
            of fact.
         4) Hardship withdrawals, as defined in the plan.7
         5) Under a Qualified Domestic Relations Order, as
            defined in the Internal Revenue Code, or, in
            the case of an IRA, a divorce or separation
            agreement described in Section 71(b) of the
            Internal Revenue Code.
         6) To meet the minimum distribution requirements
            of the Internal Revenue Code.
         7) To make "substantially equal periodic payments"
            as described in Section 72(t) of the Internal
            Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.8
         10)      Participant-directed redemptions to
            purchase shares of a mutual fund (other than a
            fund managed by the Manager or a subsidiary of
            the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service
            distributions," if the redemption proceeds are
            rolled over directly to an
            OppenheimerFunds-sponsored IRA.
      For distributions from 401(k) plans sponsored by
         broker-dealers that have entered into a special
         agreement with the Distributor allowing this
         waiver.
      For distributions from retirement plans that have $10
         million or more in plan assets and that have
         entered into a special agreement with the
         Distributor.
      For distributions from retirement plans which are
         part of a retirement plan product or platform
         offered by certain banks, broker-dealers,
         financial advisors, insurance companies or record
         keepers which have entered into a special
         agreement with the Distributor.

   Waivers of Class B, Class C and Class N Sales Charges of
                         Oppenheimer Funds
--------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales
charges will not be applied to shares purchased in certain
types of transactions or redeemed in certain circumstances
described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales
charges will be waived for redemptions of shares in the
following cases:
      Shares redeemed involuntarily, as described in
         "Shareholder Account Rules and Policies," in the
         applicable Prospectus.
      Redemptions from accounts other than Retirement Plans
         following the death or disability of the last
         surviving shareholder. The death or disability
         must have occurred after the account was
         established, and for disability you must provide
         evidence of a determination of disability by the
         Social Security Administration.
      The contingent deferred sales charges are generally
         not waived following the death or disability of a
         grantor or trustee for a trust account. The
         contingent deferred sales charges will only be
         waived in the limited case of the death of the
         trustee of a grantor trust or revocable living
         trust for which the trustee is also the sole
         beneficiary. The death or disability must have
         occurred after the account was established, and
         for disability you must provide evidence of a
         determination of disability by the Social Security
         Administration.
      Distributions from accounts for which the
         broker-dealer of record has entered into a special
         agreement with the Distributor allowing this
         waiver.
      Redemptions of Class B shares held by Retirement
         Plans whose records are maintained on a daily
         valuation basis by Merrill Lynch or an independent
         record keeper under a contract with Merrill Lynch.
      Redemptions of Class C shares of Oppenheimer U.S.
         Government Trust from accounts of clients of
         financial institutions that have entered into a
         special arrangement with the Distributor for this
         purpose.
      Redemptions requested in writing by a Retirement Plan
         sponsor of Class C shares of an Oppenheimer fund
         in amounts of $500,000 or more and made more than
         12 months after the Retirement Plan's first
         purchase of Class C shares, if the redemption
         proceeds are invested in Class N shares of one or
         more Oppenheimer funds.
      Distributions9 from Retirement Plans or other
         employee benefit plans for any of the following
         purposes:
         1) Following the death or disability (as defined
            in the Internal Revenue Code) of the
            participant or beneficiary. The death or
            disability must occur after the participant's
            account was established in an Oppenheimer fund.
         2) To return excess contributions made to a
            participant's account.
         3) To return contributions made due to a mistake
            of fact.
         4) To make hardship withdrawals, as defined in the
            plan.10
         5) To make distributions required under a
            Qualified Domestic Relations Order or, in the
            case of an IRA, a divorce or separation
            agreement described in Section 71(b) of the
            Internal Revenue Code.
         6) To meet the minimum distribution requirements
            of the Internal Revenue Code.
         7) To make "substantially equal periodic payments"
            as described in Section 72(t) of the Internal
            Revenue Code.
         8) For loans to participants or beneficiaries.11
         9) On account of the participant's separation from
            service.12
         10)      Participant-directed redemptions to
            purchase shares of a mutual fund (other than a
            fund managed by the Manager or a subsidiary of
            the Manager) offered as an investment option in
            a Retirement Plan if the plan has made special
            arrangements with the Distributor.
         11)      Distributions made on account of a plan
            termination or "in-service" distributions, if
            the redemption proceeds are rolled over
            directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's
            account under an Automatic Withdrawal Plan
            after the participant reaches age 59 1/2, as long
            as the aggregate value of the distributions
            does not exceed 10% of the account's value,
            adjusted annually.
         13)      Redemptions of Class B shares under an
            Automatic Withdrawal Plan for an account other
            than a Retirement Plan, if the aggregate value
            of the redeemed shares does not exceed 10% of
            the account's value, adjusted annually.
         14)      For distributions from 401(k) plans
            sponsored by broker-dealers that have entered
            into a special arrangement with the Distributor
            allowing this waiver.
      Redemptions of Class B shares or Class C shares under
         an Automatic Withdrawal Plan from an account other
         than a Retirement Plan if the aggregate value of
         the redeemed shares does not exceed 10% of the
         account's value annually.

B. Waivers for Shares Sold or Issued in Certain
Transactions.

The contingent deferred sales charge is also waived on
Class B and Class C shares sold or issued in the following
cases:
      Shares sold to the Manager or its affiliates.
      Shares sold to registered management investment
         companies or separate accounts of insurance
         companies having an agreement with the Manager or
         the Distributor for that purpose.
      Shares issued in plans of reorganization to which the
         Fund is a party.
      Shares sold to present or former officers, directors,
         trustees or employees (and their "immediate
         families" as defined above in Section I.A.) of the
         Fund, the Manager and its affiliates and
         retirement plans established by them for their
         employees.

   Special Sales Charge Arrangements for Shareholders of
        Certain Oppenheimer Funds Who Were Shareholders of
                   Former Quest for Value Funds
------------------------------------------------------------

The initial and contingent deferred sales charge rates and
waivers for Class A, Class B and Class C shares described
in the Prospectus or Statement of Additional Information of
the Oppenheimer funds are modified as described below for
certain persons who were shareholders of the former Quest
for Value Funds. To be eligible, those persons must have
been shareholders on November 24, 1995, when
OppenheimerFunds, Inc. became the investment advisor to
those former Quest for Value Funds. Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer
   Small Cap Value Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer
   Quest International Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the
following funds when they merged (were reorganized) into
various Oppenheimer funds on November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for
   Value New York Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest
   for Value National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value
   California Tax-Exempt Fund

      All of the funds listed above are referred to in this
Appendix as the "Former Quest for Value Funds."  The
waivers of initial and contingent deferred sales charges
described in this Appendix apply to shares of an
Oppenheimer fund that are either:
      acquired by such shareholder pursuant to an exchange
         of shares of an Oppenheimer fund that was one of
         the Former Quest for Value Funds, or
      purchased by such shareholder by exchange of shares
         of another Oppenheimer fund that were acquired
         pursuant to the merger of any of the Former Quest
         for Value Funds into that other Oppenheimer fund
         on November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for
Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations. The following table
sets forth the initial sales charge rates for Class A
shares purchased by members of "Associations" formed for
any purpose other than the purchase of securities. The
rates in the table apply if that Association purchased
shares of any of the Former Quest for Value Funds or
received a proposal to purchase such shares from OCC
Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------

                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

9 or Fewer                   2.50%                2.56%              2.00%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

At  least  10 but not        2.00%                2.04%              1.60%
more than 49

--------------------------------------------------------------------------------

------------------------------------------------------------

      For purchases by Associations having 50 or more
eligible employees or members, there is no initial sales
charge on purchases of Class A shares, but those shares are
subject to the Class A contingent deferred sales charge
described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the
lower of either the sales charge rate in the table based on
the number of members of an Association, or the sales
charge rate that applies under the Right of Accumulation
described in the applicable fund's Prospectus and Statement
of Additional Information. Individuals who qualify under
this arrangement for reduced sales charge rates as members
of Associations also may purchase shares for their
individual or custodial accounts at these reduced sales
charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain
Shareholders. Class A shares purchased by the following
investors are not subject to any Class A initial or
contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family
            of Funds on February 28, 1991 and who acquired
            shares of any of the Former Quest for Value
            Funds by merger of a portfolio of the AMA
            Family of Funds.
o     Shareholders who acquired shares of any Former Quest
            for Value Fund by merger of any of the
            portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in
Certain Transactions. The Class A contingent deferred sales
charge will not apply to redemptions of Class A shares
purchased by the following investors who were shareholders
of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer
that is or was not permitted to receive a sales load or
redemption fee imposed on a shareholder with whom that
dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations
adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales
Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to
March 6, 1995. In the following cases, the contingent
deferred sales charge will be waived for redemptions of
Class A, Class B or Class C shares of an Oppenheimer fund.
The shares must have been acquired by the merger of a
Former Quest for Value Fund into the fund or by exchange
from an Oppenheimer fund that was a Former Quest for Value
Fund or into which such fund merged. Those shares must have
been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan
            holding only either Class B or Class C shares
            if the annual withdrawal does not exceed 10% of
            the initial value of the account value,
            adjusted annually, and
o     liquidation of a shareholder's account if the
            aggregate net asset value of shares held in the
            account is less than the required minimum value
            of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or
After March 6, 1995 but Prior to November 24, 1995. In the
following cases, the contingent deferred sales charge will
be waived for redemptions of Class A, Class B or Class C
shares of an Oppenheimer fund. The shares must have been
acquired by the merger of a Former Quest for Value Fund
into the fund or by exchange from an Oppenheimer fund that
was a Former Quest For Value Fund or into which such Former
Quest for Value Fund merged. Those shares must have been
purchased on or after March 6, 1995, but prior to November
24, 1995:
o     redemptions following the death or disability of the
            shareholder(s) (as evidenced by a determination
            of total disability by the U.S. Social Security
            Administration);
o     withdrawals under an automatic withdrawal plan (but
            only for Class B or Class C shares) where the
            annual withdrawals do not exceed 10% of the
            initial value of the account value; adjusted
            annually, and
o     liquidation of a shareholder's account if the
            aggregate net asset value of shares held in the
            account is less than the required minimum
            account value.

      A shareholder's account will be credited with the
amount of any contingent deferred sales charge paid on the
redemption of any Class A, Class B or Class C shares of the
Oppenheimer fund described in this section if the proceeds
are invested in the same Class of shares in that fund or
another Oppenheimer fund within 90 days after redemption.

   Special Sales Charge Arrangements for Shareholders of
      Certain Oppenheimer Funds Who Were Shareholders of
         Connecticut Mutual Investment Accounts, Inc.
---------------------------------------------------------

The initial and contingent deferred sale charge rates and
waivers for Class A and Class B shares described in the
respective Prospectus (or this Appendix) of the following
Oppenheimer funds (each is referred to as a "Fund" in this
section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders
who were shareholders of the following funds (referred to
as the "Former Connecticut Mutual Funds") on March 1, 1996,
when OppenheimerFunds, Inc. became the investment adviser
to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut
   Mutual Total Return Account
   Connecticut Mutual Government Securities Account   CMIA
   LifeSpan Capital Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan
   Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified
   Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain
shareholders of a Fund and the other Former Connecticut
Mutual Funds are entitled to continue to make additional
purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A
contingent deferred sales charge that was in effect prior
to March 18, 1996 (the "prior Class A CDSC"). Under the
prior Class A CDSC, if any of those shares are redeemed
within one year of purchase, they will be assessed a 1%
contingent deferred sales charge on an amount equal to the
current market value or the original purchase price of the
shares sold, whichever is smaller (in such redemptions, any
shares not subject to the prior Class A CDSC will be
redeemed first).

      Those shareholders who are eligible for the prior
      Class A CDSC are:
         1) persons whose purchases of Class A shares of a
            Fund and other Former Connecticut Mutual Funds
            were $500,000 prior to March 18, 1996, as a
            result of direct purchases or purchases
            pursuant to the Fund's policies on Combined
            Purchases or Rights of Accumulation, who still
            hold those shares in that Fund or other Former
            Connecticut Mutual Funds, and
         2) persons whose intended purchases under a
            Statement of Intention entered into prior to
            March 18, 1996, with the former general
            distributor of the Former Connecticut Mutual
            Funds to purchase shares valued at $500,000 or
            more over a 13-month period entitled those
            persons to purchase shares at net asset value
            without being subject to the Class A initial
            sales charge

      Any of the Class A shares of a Fund and the other
Former Connecticut Mutual Funds that were purchased at net
asset value prior to March 18, 1996, remain subject to the
prior Class A CDSC, or if any additional shares are
purchased by those shareholders at net asset value pursuant
to this arrangement they will be subject to the prior Class
A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A
shares of a Fund may be purchased without a sales charge,
by a person who was in one (or more) of the categories
below and acquired Class A shares prior to March 18, 1996,
and still holds Class A shares:
         1) any purchaser, provided the total initial
            amount invested in the Fund or any one or more
            of the Former Connecticut Mutual Funds totaled
            $500,000 or more, including investments made
            pursuant to the Combined Purchases, Statement
            of Intention and Rights of Accumulation
            features available at the time of the initial
            purchase and such investment is still held in
            one or more of the Former Connecticut Mutual
            Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided
            that the total initial amount invested by the
            plan in the Fund or any one or more of the
            Former Connecticut Mutual Funds totaled
            $500,000 or more;
         3) Directors of the Fund or any one or more of the
            Former Connecticut Mutual Funds and members of
            their immediate families;
         4) employee benefit plans sponsored by Connecticut
            Mutual Financial Services, L.L.C. ("CMFS"), the
            prior distributor of the Former Connecticut
            Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least
            1,000 persons (and persons who are retirees
            from such group) engaged in a common business,
            profession, civic or charitable endeavor or
            other activity, and the spouses and minor
            dependent children of such persons, pursuant to
            a marketing program between CMFS and such
            group; and
         6) an institution acting as a fiduciary on behalf
            of an individual or individuals, if such
            institution was directly compensated by the
            individual(s) for recommending the purchase of
            the shares of the Fund or any one or more of
            the Former Connecticut Mutual Funds, provided
            the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and
(2) above may be subject to the Class A CDSC of the Former
Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be
purchased without a sales charge by any holder of a
variable annuity contract issued in New York State by
Connecticut Mutual Life Insurance Company through the
Panorama Separate Account which is beyond the applicable
surrender charge period and which was used to fund a
qualified plan, if that holder exchanges the variable
annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge
Waivers.

In addition to the waivers set forth in the Prospectus and
in this Appendix, above, the contingent deferred sales
charge will be waived for redemptions of Class A and Class
B shares of a Fund and exchanges of Class A or Class B
shares of a Fund into Class A or Class B shares of a Former
Connecticut Mutual Fund provided that the Class A or Class
B shares of the Fund to be redeemed or exchanged were (i)
acquired prior to March 18, 1996 or (ii) were acquired by
exchange from an Oppenheimer fund that was a Former
Connecticut Mutual Fund. Additionally, the shares of such
Former Connecticut Mutual Fund must have been purchased
prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in
      Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to
      participants or beneficiaries from retirement plans
      qualified under Sections 401(a) or 403(b)(7)of the
      Code, or from IRAs, deferred compensation plans
      created under Section 457 of the Code, or other
      employee benefit plans;
   4) as tax-free returns of excess contributions to such
      retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold
      to any state, county, or city, or any
      instrumentality, department, authority, or agency
      thereof, that is prohibited by applicable investment
      laws from paying a sales charge or concession in
      connection with the purchase of shares of any
      registered investment management company;
   6) in connection with the redemption of shares of the
      Fund due to a combination with another investment
      company by virtue of a merger, acquisition or similar
      reorganization transaction;
   7) in connection with the Fund's right to involuntarily
      redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A
      shares and Class B shares in certain retirement plan
      accounts pursuant to an Automatic Withdrawal Plan but
      limited to no more than 12% of the original value
      annually; or
   9) as involuntary redemptions of shares by operation of
      law, or under procedures set forth in the Fund's
      Articles of Incorporation, or as adopted by the Board
      of Directors of the Fund.

  Special Reduced Sales Charge for Former Shareholders of
                   Advance America Funds, Inc.
------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund,
Oppenheimer U.S. Government Trust, Oppenheimer Strategic
Income Fund and Oppenheimer Capital Income Fund who
acquired (and still hold) shares of those funds as a result
of the reorganization of series of Advance America Funds,
Inc. into those Oppenheimer funds on October 18, 1991, and
who held shares of Advance America Funds, Inc. on March 30,
1990, may purchase Class A shares of those four Oppenheimer
funds at a maximum sales charge rate of 4.50%.

   Sales Charge Waivers on Purchases of Class M Shares of
             Oppenheimer Convertible Securities Fund
------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the
"Fund" in this section) may sell Class M shares at net
asset value without any initial sales charge to the classes
of investors listed below who, prior to March 11, 1996,
owned shares of the Fund's then-existing Class A and were
permitted to purchase those shares at net asset value
without sales charge:
      the Manager and its affiliates,
      present or former officers, directors, trustees and
         employees (and their "immediate families" as
         defined in the Fund's Statement of Additional
         Information) of the Fund, the Manager and its
         affiliates, and retirement plans established by
         them or the prior investment advisor of the Fund
         for their employees,
      registered management investment companies or
         separate accounts of insurance companies that had
         an agreement with the Fund's prior investment
         advisor or distributor for that purpose,
      dealers or brokers that have a sales agreement with
         the Distributor, if they purchase shares for their
         own accounts or for retirement plans for their
         employees,
      employees and registered representatives (and their
         spouses) of dealers or brokers described in the
         preceding section or financial institutions that
         have entered into sales arrangements with those
         dealers or brokers (and whose identity is made
         known to the Distributor) or with the Distributor,
         but only if the purchaser certifies to the
         Distributor at the time of purchase that the
         purchaser meets these qualifications,
      dealers, brokers, or registered investment advisors
         that had entered into an agreement with the
         Distributor or the prior distributor of the Fund
         specifically providing for the use of Class M
         shares of the Fund in specific investment products
         made available to their clients, and
      dealers, brokers or registered investment advisors
         that had entered into an agreement with the
         Distributor or prior distributor of the Fund's
         shares to sell shares to defined contribution
         employee retirement plans for which the dealer,
         broker, or investment advisor provides
         administrative services.

Oppenheimer Main Street Fund(R)

------------------------------------------------------------

Internet Website:
      WWW.OPPENHEIMERFUNDS.COM
      ------------------------

Investment Advisor
      OppenheimerFunds, Inc.
      2 World Financial Center
      225 Liberty Street
      New York, New York 10080

Distributor
      OppenheimerFunds Distributor, Inc.
      2 World Financial Center
      225 Liberty Street
      New York, New York 10018

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP (225.5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Auditors
      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202

Counsel to the Fund
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

Counsel to Independent Directors
      Mayer, Brown, Rowe & Maw, LLP
      1675 Broadway
      New York, New York 10019
1234

PX700.010.2003

--------

1 In accordance with Rule 12b-1 of the Investment Company
Act, the term "Independent Trustees" in this Statement of
Additional Information refers to those Trustees who are not
"interested persons" of the Fund and who do not have any
direct or indirect financial interest in the operation of
the distribution plan or any agreement under the plan.
2 Certain waivers also apply to Class M shares of
Oppenheimer Convertible Securities Fund.
3 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to
contingent deferred sales charges mean the Fund's Early
Withdrawal Charges and references to "redemptions" mean
"repurchases" of shares.
4 An "employee benefit plan" means any plan or arrangement,
whether or not it is "qualified" under the Internal Revenue
Code, under which Class N shares of an Oppenheimer fund or
funds are purchased by a fiduciary or other administrator
for the account of participants who are employees of a
single employer or of affiliated employers. These may
include, for example, medical savings accounts, payroll
deduction plans or similar plans. The fund accounts must be
registered in the name of the fiduciary or administrator
purchasing the shares for the benefit of participants in
the plan.
5 The term "Group Retirement Plan" means any qualified or
non-qualified retirement plan for employees of a
corporation or sole proprietorship, members and employees
of a partnership or association or other organized group of
persons (the members of which may include other groups), if
the group has made special arrangements with the
Distributor and all members of the group participating in
(or who are eligible to participate in) the plan purchase
shares of an Oppenheimer fund or funds through a single
investment dealer, broker or other financial institution
designated by the group. Such plans include 457 plans,
SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than
plans for public school employees. The term "Group
Retirement Plan" also includes qualified retirement plans
and non-qualified deferred compensation plans and IRAs that
purchase shares of an Oppenheimer fund or funds through a
single investment dealer, broker or other financial
institution that has made special arrangements with the
Distributor.
6 However, that concession will not be paid on purchases of
shares in amounts of $1 million or more (including any
right of accumulation) by a Retirement Plan that pays for
the purchase with the redemption proceeds of Class C shares
of one or more Oppenheimer funds held by the Plan for more
than one year.
7 This provision does not apply to IRAs.
8 This provision does not apply to 403(b)(7) custodial
plans if the participant is less than age 55, nor to IRAs.
9 The distribution must be requested prior to Plan
termination or the elimination of the Oppenheimer funds as
an investment option under the Plan.
10 This provision does not apply to IRAs.
11 This provision does not apply to loans from 403(b)(7)
custodial plans and loans from the
OppenheimerFunds-sponsored Single K retirement plan.
12 This provision does not apply to 403(b)(7) custodial
plans if the participant is less than age 55, nor to IRAs.

PART C

            OPPENHEIMER MAIN STREET FUNDS, INC.
                         FORM N-1A

                           PART C

                     OTHER INFORMATION

Item 23.  Exhibits
------------------

(a)   (i)   Articles of Incorporation dated October 2,
1987:  Filed with Registrant's Post-Effective Amendment No.
12, (10/25/93), and incorporated herein by reference.

      (ii)  Amended Articles of Incorporation dated
December 9, 1987:  Filed with Registrant's Post-Effective
Amendment No. 12, (10/25/93), and incorporated herein by
reference.

      (iii) Articles Supplementary to the Articles of
Incorporation dated August 18, 1988:  Filed with
Registrant's Post-Effective Amendment No. 12, (10/25/93),
and incorporated herein by reference.

      (iv)  Articles Supplementary to the Articles of
Incorporation dated January 20, 1989:  Filed with
Registrant's Post-Effective Amendment No. 12, (10/25/93),
and incorporated herein by reference.

      (v)   Articles Supplementary to the Articles of
Incorporation dated April 16, 1990:  Filed with
Registrant's Post-Effective Amendment No. 12, (10/25/93),
and incorporated herein by reference.

      (vi)  Amendment to the Articles of Incorporation
dated August 27, 1993:  Filed with Registrant's
Post-Effective Amendment No. 12, (10/25/93), and
incorporated herein by reference.

      (vii) Amendment to the Articles of Incorporation
dated October 20, 1993:  Filed with Registrant's
Post-Effective Amendment No. 12, (10/25/93), and
incorporated herein by reference.

      (viii)      Articles Supplementary to the Articles of
Incorporation dated October 27, 1993:  Filed with
Registrant's Post-Effective Amendment No. 14, (9/30/94),
and incorporated herein by reference.

      (ix)  Articles Supplementary to the Articles of
Incorporation dated November 29, 1993:  Filed with
Registrant's Post-Effective Amendment No. 14, (9/30/94),
and incorporated herein by reference.

      (x)   Articles Supplementary to the Articles of
Incorporation dated April 28, 1994: Filed with Registrant's
Post-Effective Amendment No. 14, (9/30/94), and
incorporated herein by reference.

      (xi)  Articles Supplementary to the Articles of
Incorporation dated September 30, 1994: Filed with
Registrant's Post-Effective Amendment No. 14, (9/30/94),
and incorporated herein by reference.

      (xii) Articles Supplementary to the Articles of
Incorporation dated August 30, 1996: Previously filed with
Registrant's Post-Effective Amendment No. 19, (10/30/96),
and incorporated herein by reference.

(xiii)      Articles Supplementary to the Articles of
Incorporation dated September 30, 1996: Previously filed
with Registrant's Post-Effective Amendment No. 19,
(10/30/96), and incorporated herein by reference.

(xiv) Articles Supplementary to the Articles of
Incorporation dated November 30, 1998.  Previously filed
with Registrant's Post-Effective Amendment No. 23,
(12/22/98), and incorporated herein by reference.

(xv)  Articles Supplementary to the Articles of
Incorporation dated December 19, 2000. Previously filed
with Registrant's Post-Effective Amendment No. 26,
(12/20/00), and incorporated herein by reference.

(xvi) Amendment to the Articles of Incorporation dated
April 30, 2003:  Filed herewith.

(b)   Amended  By-Laws dated  December 19, 2000:  Previously
filed with  Registrant's  Post-Effective  Amendment  No. 26,
(12/20/00) and incorporated herein by reference.

(c)   (i)   Specimen Class A Stock Certificate -
      Oppenheimer Main Street Fund: Filed herewith.

      (ii)  Specimen Class B Stock Certificate - Oppenheimer
      Main Street Fund: Filed herewith.

(iii) Specimen Class C Stock Certificate - Oppenheimer Main
      Street Fund: Filed herewith.

(iv)  Specimen Class N Stock Certificate - Oppenheimer Main
      Street Fund: Filed herewith.

(v)   Specimen Class Y Stock Certificate - Oppenheimer Main
      Street Fund: Filed herewith.

(d)   (i)   Investment  Advisory Agreement dated October 22,
1990 for  Oppenheimer  Main  Street  Growth  & Income  Fund:
Filed  with  Registrant's  Post-Effective  Amendment  No. 6,
(11/1/90),    refiled   with   Registrant's   Post-Effective
Amendment  No.  14,  (9/30/94),  pursuant  to  Item  102  of
Regulation S-T, and incorporated herein by reference.

(e)   (i)   General  Distributor's  Agreement  dated October
13,    1992:     Previously    filed    with    Registrant's
Post-Effective    Amendment   No.   11,    (8/25/93),    and
incorporated herein by reference.

      (ii)  Form of  Dealer  Agreement  of  OppenheimerFunds
Distributor,  Inc.:  Previously  filed  with  Post-Effective
Amendment   No.  45  to  the   Registration   Statement   of
Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,
and incorporated herein by reference.

      (iii) Form of  Broker  Agreement  of  OppenheimerFunds
Distributor,  Inc.:  Previously  filed  with  Post-Effective
Amendment   No.  45  to  the   Registration   Statement   of
Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,
and incorporated herein by reference.

      (iv)  Form of Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of
Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01,
and incorporated herein by reference.

      (v)   Form  of  Trust   Company   Fund/SERV   Purchase
Agreement of OppenheimerFunds Distributor,  Inc.: Previously
filed   with   Post-Effective   Amendment   No.  45  to  the
Registration  Statement of Oppenheimer High Yield Fund (Reg.
No.  2-62076),   10/26/01,   and   incorporated   herein  by
reference.

      (vi)  Form  of  Trust  Company  Agency   Agreement  of
OppenheimerFunds  Distributor,  Inc.:  Previously filed with
Post-Effective   Amendment   No.  45  to  the   Registration
Statement  of   Oppenheimer   High  Yield  Fund  (Reg.   No.
2-62076), 10/26/01, and incorporated herein by reference.

(f)   Form of Deferred  Compensation  Plan for Disinterested
Trustees/Directors  Filed with Post-Effective  Amendment No.
40 to the  Registration  Statement of Oppenheimer High Yield
Fund  (Reg.  No.  2-62076),   (10/27/98),  and  incorporated
herein by reference.

(g)   (i) Global Custodial Services Agreement dated May 3,
2001, as amended July 15, 2003, between Registrant and
Citibank, N.A.: Previously filed with the Pre-Effective
Amendment No. 1 to the Registration Statement of
Oppenheimer International Large-Cap Core Trust (Reg. No.
333-106014), 8/5/03, and incorporated herein by reference.

      (ii) Global Custodial Services Agreement dated May 3,
2001 between Registrant and Citibank, N.A.: Previously
filed with Post-Effective Amendment No. 33 to the
Registration Statement of Centennial Money Market Trust
(Reg. No. 2-65245), 10/25/01, and incorporated herein by
reference.

      (iii) Amended and Restated Foreign Custody Manager
Agreement dated May 31, 2001, as amended July 15, 2003,
between Registrant and Citibank, N.A: Previously filed with
the Pre-Effective Amendment No. 1 to the Registration
Statement of Oppenheimer International Large-Cap Core Trust
(Reg. No. 333-106014), 8/5/03, and incorporated herein by
reference.

(h)   Not applicable.

(i)   (i)   Opinion  and Consent of Counsel  dated  February
1, 1988:  Previously filed with Registrant's  Post-Effective
Amendment  No.  1 to  Registrant's  Registration  Statement,
(6/28/88),    refiled   with   Registrant's   Post-Effective
Amendment  No.  14,  (9/30/94),  pursuant  to  Item  102  of
Regulation S-T and incorporated herein by reference.

(ii)  Opinion and Consent of Counsel dated January 20,
1989:  Filed with Registrant's Post-Effective Amendment No.
4, (10/30/89), and refiled with Post-Effective Amendment
No. 14, (9/30/94), pursuant to Item 102 of Regulation S-T,
and incorporated herein by reference.

(iii) Opinion  and  Consent  of  Counsel  for Class N shares dated December 20, 2000:  Previously filed with Registrant's
Post-Effective    Amendment   No.   26,   (12/20/00),    and
incorporated herein by reference.

(j)   Independent Auditors Consent: Filed herewith.

(k)   Not applicable.

(l)   Investment  Letter  from  OppenheimerFunds,   Inc.  to
Registrant  dated December 22, 1988:  Previously  filed with
Registrant's  Post-Effective Amendment No. 3, (1/17/89), and
refiled with  Post-Effective  Amendment  No. 14,  (9/30/94), pursuant to Item 102 of  Regulation  S-T,  and  incorporated herein by reference.

(m)   (i)   Service  Plan and  Agreement  for Class A shares
of  Oppenheimer  Main  Street  Growth & Income  Fund,  dated
April  23,   2002:   Previously   filed  with   Registrant's
Post-Effective    Amendment   No.   29    (10/23/02),    and
incorporated herein by reference.

(ii)  Amended  Distribution  and Service Plan and  Agreement
for  Class B shares  of  Oppenheimer  Main  Street  Growth &
Income  Fund dated  March 30,  2001:  Previously  filed with
Registrant's  Post-Effective  Amendment  No. 29  (10/23/02),
and incorporated herein by reference.

(iii) Amended and  restated  Distribution  and Service  Plan and Agreement for Class C shares of Oppenheimer  Main Street
Growth & Income Fund dated March 30, 2001:  Previously filed
with   Registrant's    Post-Effective   Amendment   No.   28
(12/19/01), and incorporated herein by reference.

(iv)  Distribution  and Service Plan and Agreement for Class
N shares of  Oppenheimer  Main  Street  Growth & Income Fund dated October 24, 2000:  Previously filed with  Registrant's
Post-Effective    Amendment   No.   29    (10/23/02),    and
incorporated herein by reference.

----------------------------------------------------------------------------------

(n)   Oppenheimer Funds
Multiple Class Plan under      Other Business and Connections During the Past
Rule 18f-3 updated through     Two Years
5/21/03: Previously filed
with Pre-Effective Amendment
No. 1 to the Registration
Statement of Oppenheimer
International Large-Cap Core
Trust (Reg. No. 333-106014),
8/5/03, and incorporated
herein by reference.

(o)    Powers of Attorney for
all Trustees/Directors and
Officers except for Beverly
L. Hamilton, Robert J.
Malone, Edward Cameron, F.
William Marshall, Jr., and
John Murphy (including
Certified Board Resolutions):
Previously filed with
Pre-Effective Amendment No. 2
to the Registration Statement
of Oppenheimer Select
Managers (Reg. No.
333-49774), 2/8/01, and
incorporated herein by
reference.

       (i) Powers of Attorney
for Edward Cameron, F.
William Marshall Jr. and John
Murphy: Previously filed with
Post-Effective Amendment No.
45 to the Registration
Statement of Oppenheimer High
Yield Fund (Reg. No.
2-62076), 10/26/01, and
incorporated herein by
reference.

       (ii) Powers of
Attorney for Beverly L.
Hamilton and Robert J.
Malone: Previously filed with
Post-Effective Amendment No.
46 to the Registration
Statement of Oppenheimer High
Yield Fund (Reg. No.
2-62076), 8/23/02, and
incorporated herein by
reference.

(p)   Amended and Restated
Code of Ethics of the
Oppenheimer Funds dated May
15, 2002 under Rule 17j-1 of
the Investment Company Act of
1940: Previously filed with
Post-Effective Amendment No.
29 to the Registration
Statement of Oppenheimer
Discovery Fund (Reg. No.
33-371), 11/21/02, and
incorporated herein by
reference.

Item 24. - Persons Controlled
-----------------------------
by or Under Common Control
--------------------------
with the Fund
-------------

None.

Item 25. - Indemnification
--------------------------

Reference is made to the
provisions of Article Seven
of Registrant's Amended and
Restated Declaration of Trust
filed as Exhibit 23(a) to
this Registration Statement,
and incorporated herein by
reference.

Insofar as indemnification
for liabilities arising under
the Securities Act of 1933
may be permitted to trustees,
officers and controlling
persons of Registrant
pursuant to the foregoing
provisions or otherwise,
Registrant has been advised
that in the opinion of the
Securities and Exchange
Commission such
indemnification is against
public policy as expressed in
the Securities Act of 1933
and is, therefore,
unenforceable. In the event
that a claim for
indemnification against such
liabilities (other than the
payment by Registrant of
expenses incurred or paid by
a trustee, officer or
controlling person of
Registrant in the successful
defense of any action, suit
or proceeding) is asserted by
such trustee, officer or
controlling person,
Registrant will, unless in
the opinion of its counsel
the matter has been settled
by controlling precedent,
submit to a court of
appropriate jurisdiction the
question whether such
indemnification by it is
against public policy as
expressed in the Securities
Act of 1933 and will be
governed by the final
adjudication of such issue.

Item 26. - Business and Other
-----------------------------
Connections of the Investment
-----------------------------
Adviser
-------

(a)   OppenheimerFunds,   Inc.
is the  investment  adviser of
the    Registrant;    it   and
certain    subsidiaries    and
affiliates  act  in  the  same
capacity  to other  investment
companies,  including  without
limitation  those described in
Parts  A  and  B  hereof   and
listed in Item 26(b) below.

(b)   There   is   set   forth
below  information  as to  any
other  business,   profession,
vocation  or  employment  of a
substantial  nature  in  which
each  officer and  director of
OppenheimerFunds,  Inc. is, or
at any  time  during  the past
two  fiscal  years  has  been,
engaged    for   his/her   own
account or in the  capacity of
director,  officer,  employee,
partner or trustee.

Name and Current Position
with OppenheimerFunds, Inc.

----------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy L. Abbuhl,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Erik Anderson,                 None
Assistant Vice President

---------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Janette Aprilante,             Secretary of OppenheimerFunds, Distributor, Inc.,
Vice President & Secretary     Centennial Asset Management Corporation,
                               Oppenheimer Partnership Holdings, Inc.,
                               Oppenheimer Real Asset Management, Inc.,
                               Shareholder Financial Services, Inc., Shareholder
                               Services, Inc., HarbourView Asset Management
                               Corporation, OFI Private Investments, Inc., OFI
                               Institutional Asset Management, Inc. and
                               OppenheimerFunds Legacy Program; Assistant
                               Secretary of OFI Trust Company

----------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hany S. Ayad,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Banta,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joanne Bardell,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lerae A. Barela,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce L. Bartlett,             None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Baum,                    None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeff Baumgartner,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Connie Bechtolt,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Behal                   Assistant Vice President of HarbourView Asset
Assistant Vice President       Management Corporation. Formerly.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert,             Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald Bellamy,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Erik S. Berg,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Victoria Best,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rajeev Bhaman,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Billings,                Formerly President of Lorac Technologies, Inc.
Assistant Vice President       (June 1997-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Binning,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Blinzer,                Assistant Vice President of OppenheimerFunds
Vice President                 Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John R. Blomfield,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chad Boll,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Bonomo,                 None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Bosco,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lowell Scott Brooks,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joan Brunelle,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Buckmaster,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Burke,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Burns,                    Formerly a Marketing Manager with Alliance
Assistant Vice President       Capital Management (October 1999-April 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce Burroughs,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Geoffrey Caan,                 Formerly Vice President of ABN AMRO NA, Inc.
Vice President                 (June 2002 - August 2003); Vice President of
                               Zurich Scudder Investments (January 1999 - June
                               2002); Vice President of Lufkin & Jenrette
                               (March 1997 - October 1998).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Claudia Calich,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael A. Carbuto,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debra Casey,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald G. Chibnik,             Formerly Director of technology for Sapient
Assistant Vice President       Corporation (July, 2000-August 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brett Clark,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

H.C. Digby Clements,           None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter V. Cocuzza,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott Cottier,                 None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Coulston,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie C. Cusker,               None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George Curry,                  None.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Damian,                   Formerly senior analyst/director for Citigroup
Vice President                 Asset Management (November 1999-September 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John M. Davis,                 Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ruggero de'Rossi,              Vice President of HarbourView Asset Management
Senior Vice President          Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig P. Dinsell,              None
Executive Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randall C. Dishmon,            Formerly an Associate with Booz Allen & Hamilton
Assistant Vice President       (1998-June 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rebecca K. Dolan               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven D. Dombrower,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Doyle,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce C. Dunbar,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Edmiston,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel R. Engstrom,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Robert Erven             Formerly an Assistant Vice President/Senior
Assistant Vice President       Trader with Morgan Stanley Investment Management
                               (1999-April 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Evans,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward N. Everett,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathy Faber,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Falicia,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President

---------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Katherine P. Feld,             Vice President of OppenheimerFunds, Distributor,
Vice President, Senior Counsel Inc. and of Oppenheimer Real Asset Management,
                               Inc.; Vice President, Assistant Secretary and
                               Director of Centennial Asset Management
                               Corporation.

----------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Emmanuel Ferreira,             Formerly a portfolio manager with Lashire
Vice President                 Investments (July 1999-December 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding,            Vice President of OppenheimerFunds Distributor,
Senior Vice President;         Inc.; Director of ICI Mutual Insurance Company;
Chairman: Rochester Division   Governor of St. John's College; Chairman of the
                               Board of Directors of International Museum of
                               Photography at George Eastman House.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Finley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John E. Forrest,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

J. Hayes Foster,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

P. Lyman Foster,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Foxhoven,                Assistant Vice President of OppenheimerFunds
Assistant Vice President       Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Colleen M. Franca,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Frank,                 None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dominic Freud,                 Formerly, a Partner and European Equity
Vice President                 Portfolio manager at SLS Management (January
                               2002-February 2003) prior to which he was head
                               of the European equities desk and managing
                               director at SG Cowen (May 1994-January 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan Gagliardo,
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hazem Gamal,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan P. Gangemi,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Subrata Ghose,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles W. Gilbert,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alan C. Gilston,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sharon M. Giordano-Auleta,     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Glazerman,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mike Goldverg,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bejamin J. Gord,               Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc. Formerly Executive Director
                               with Miller Anderson Sherrerd, a division of
                               Morgan Stanley Investment Management. (April
                               1992-March 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Granger,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Graves,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert B. Grill,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Gwynn,
Vice   President:    Rochester
                                    Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Haley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marilyn Hall,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ping Han,                      None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kelly Haney,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Shari Harley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve Hauenstein,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas B. Hayes,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Henry,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine Heron,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dennis Hess,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dorothy F. Hirshman,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Hoelscher,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward Hrybenko,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott T. Huebl,                Assistant Vice President of OppenheimerFunds
Vice President                 Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Margaret Hui,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Huttlin,                  Vice President (Director of the International
Vice President                 Division) of OFI Institutional Asset Management,
                               Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James G. Hyland,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve P. Ilnitzki,             None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives,              Vice President of OppenheimerFunds Distributor,
Vice   President  &  Assistant Inc.; Vice President and Assistant Secretary of
Counsel                        Shareholder Services, Inc.; Assistant Secretary
                               of OppenheimerFunds Legacy Program and
                               Shareholder Financial Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Jaume,                 Senior Vice President and Chief Compliance
Vice President                 Officer (since April 2000) of HarbourView Asset
                               Management Corporation; Senior Vice President of
                               OFI Institutional Asset Management, Inc. (since
                               February 2001); Director of OFI Trust Company

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Frank V. Jennings,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Jennings,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Johnson,          Formerly Vice President, Senior
Assistant Vice President       Analyst/Portfolio Manager at Aladdin Capital
                               Holdings Inc. (February 2001-May 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Kandilis,              Formerly managing director of Kandilis Capital
Assistant Vice President       Management (September 1993-August 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer E. Kane,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lynn O. Keeshan,               Assistant Treasurer of OppenheimerFunds Legacy
Senior Vice President          Program

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas W. Keffer,              None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cristina J. Keller,            Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Keogh,                 Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Garrett K. Kolb,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Walter G. Konops,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Kourkoulakos,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Kramer,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Latino,                   Formerly a Senior Trader/Portfolio Engineer at
Assistant Vice President       Jacobs Levy Equity Management (June 1996-August
                               2002)..

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Guy E. Leaf,                   Formerly a Vice President of Merrill Lynch
Vice President                 (January 2000-September 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher M. Leavy,          None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dina C. Lee,                   None
Assistant   Vice  President  &
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dana Lehrer,                   Assistant Secretary of Oppenheimer Legacy Program
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Leitzinger,              Senior Vice President of Shareholder Services,
Vice President                 Inc.; Vice President of Shareholder Financial
                               Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael S. Levine,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gang Li,                       None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Shanquan Li,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mitchell J. Lindauer,          None
Vice   President  &  Assistant
General Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bill Linden,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Malissa B. Lischin,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David P. Lolli,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel G. Loughran             None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patricia Lovett,               Vice President of Shareholder Financial
Vice President                 Services, Inc. and Senior Vice President of
                               Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve Macchia,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Magee,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry Madzij,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angelo G. Manioudakis          Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation and of OFI Institutional
                               Asset Management, Inc. Formerly Executive
                               Director and portfolio manager for Miller,
                               Anderson & Sherrerd, a division of Morgan
                               Stanley Investment Management (August 1993-April
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip T. Masterson,           None
Vice   President  &  Assistant
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elizabeth McCormack,           Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph McGovern,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles L. McKenzie,           As of May 2003: Chief Executive Officer,
Senior Vice President          President, Senior Managing Director and Director
                               of HarbourView Asset Management Corporation and
                               OFI Institutional Asset Management Corporation;
                               Director (Class A) and Chairman of Trinity
                               Investment Management Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Migan,                    None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew J. Mika,                None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joy Milan,                     None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Denis R. Molleur,              None
Vice    President   &   Senior
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nikolaos D. Monoyios,          None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Moon,                  Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc. Formerly an Executive Director
                               and Portfolio Manager with Miller Anderson &
                               Sherrerd, a division of Morgan Stanley
                               Investment Management (June 1999-March 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacey Morrell,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Murphy,                   Director of OppenheimerFunds Distributor, Inc.,
Chairman, President, Chief     Centennial Asset Management Corporation,
Executive Officer & Director   HarbourView Asset Management Corporation, OFI
                               Private Investments, Inc., OFI Institutional
                               Asset Management, Inc. and Tremont Advisers,
                               Inc.; Director (Class A) of Trinity Investments
                               Management Corporation; President and Management
                               Director of Oppenheimer Acquisition Corp.;
                               President and Director of Oppenheimer
                               Partnership Holdings, Inc., Oppenheimer Real
                               Asset Management, Inc.; Chairman and Director of
                               Shareholder Financial Services, Inc. and
                               Shareholder Services, Inc.; Executive Vice
                               President of MassMutual Life Insurance Company;
                               director of DLB Acquisition Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Murray,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas J. Murray,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Nadler,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina Nasta,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Nichols,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barbara Niederbrach,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Norman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raymond C. Olson,              Assistant Vice President and Treasurer of
Assistant Vice President       OppenheimerFunds Distributor, Inc.; Treasurer of
                               Centennial Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Frank J. Pavlak,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David P. Pellegrino,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Allison C. Pells,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Pergament,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Petersen,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James F. Phillips,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gary Pilc,
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter E. Pisapia,              Formerly, Associate Counsel at SunAmerica Asset
Assistant   Vice  President  & Management Corp. (December 2000-December 2002).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeaneen Pisarra,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raghaw Prasad,                 Formerly Associate Vice President with
Assistant Vice President       Prudential Securities New York (January
                               2001-November 2001) prior to which he was a
                               Director/Analytics with Prudential Investments
                               New Jersey (April 1997-November 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jane C. Putnam,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael E. Quinn,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie S. Radtke,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Norma J. Rapini,               None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian N. Reid,                 Formerly an Assistant Vice President with Eaton
Assistant Vice President       Vance Management (January 2000-January 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marc Reinganum,                Formerly (until August 2002) Vaughn Rauscher
Vice President                 Chair in Financial Investments and Director,
                               Finance Institute of Southern Methodist
                               University, Texas.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Reiter,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristina Richardson,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Claire Ring,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Robertson,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rob Robis,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Antoinette Rodriguez,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacey Roode,                  Formerly, Assistant Vice President of Human
Vice President                 Resources of OFI (200-July 2002)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey S. Rosen,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James H. Ruff,                 President and Director of OppenheimerFunds
Executive Vice President       Distributor, Inc. and Centennial Asset
                               Management Corporation; Executive Vice President
                               of OFI Private Investments, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Ruotolo                 Vice Chairman, Treasurer, Chief Financial
Executive  Vice  President and Officer and Management Director of Oppenheimer
Director                       Acquisition Corp.; President and director of
                               Shareholder Services, Inc. and Shareholder
                               Financial Services, Inc.; Director (Class A) of
                               Trinity Investment Management Corporation;
                               Chairman of the Board, Chief Executive Officer,
                               President and Director of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rohit Sah,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Valerie Sanders,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Karen Sandler,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tricia Scarlata,               Formerly, Marketing Manager of OppenheimerFunds,
Assistant Vice President       Inc. (April 2001-August 2002); Client Service
                               Support Manager for Sanford C. Bernstein
                               (December 1999-April 2001)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rudi Schadt,                   Formerly a consultant for Arthur Andersen
Vice President                 (August 2001-February 2002); director, senior
                               quantitative analyst at Brinson Partners
                               (September 2000,April 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ellen P. Schoenfeld,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maria Schulte,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott A. Schwegel,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Allan P. Sedmak                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer L. Sexton,            Vice President of OFI Private Investments, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martha A. Shapiro,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Navin Sharma,                  Formerly, Manager at BNP Paribas Cooper Neff
Vice President                 Advisors (May 2001-April 2002) prior to which he
                               was Development Manager at Reality
                               Online/Reuters America Inc. (June 2000-May 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven J. Sheerin,             Formerly consultant with Pricewaterhouse Coopers
Vice President                 (November 2000-May 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bonnie Sherman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David C. Sitgreaves,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward James Sivigny           Formerly a Director for ABN Amro Securities
Assistant Vice President       (July 2001-July 2002) prior to which he was
                               Associate Director for Barclays Capital
                               (1998-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Enrique H. Smith,              Formerly a business analyst with Goldman Sachs
Assistant Vice President       (August 1999-August 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Louis Sortino,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith J. Spencer,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marco Antonio Spinar,          Formerly, Director of Business Operations at AOL
Assistant Vice President       Time Warner, AOL Time Warner Book Group (June
                               2000-December 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard A. Stein,              None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Arthur P. Steinmetz,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Stevens,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregory J. Stitt,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John P. Stoma,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wayne Strauss,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Stricker,              Vice President of Shareholder Services, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Deborah A. Sullivan,           Since December 2001, Secretary of OFI Trust
Assistant Vice President,      Company.
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mary Sullivan,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sussman,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan B. Switzer,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin Telles,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Temple,                   Formerly a Vice President of Merrill Lynch
Vice President                 (October 2001-January 2002) prior to which he
                               was a Vice President with OppenheimerFunds, Inc.
                               (May 2000-October 5, 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Toner,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eamon Tubridy,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith Tucker,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James F. Turner,               Formerly portfolio manager for Technology
Vice President                 Crossover Ventures (May 2000-March 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cameron Ullyat,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angela Utaro,                  None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark S. Vandehey,              Vice President of OppenheimerFunds Distributor,
Vice President                 Inc., Centennial Asset Management Corporation
                               and Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maureen Van Norstrand,         None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermette,              Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillip F. Vottiero,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Teresa M. Ward,                Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry A. Webman,               Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher D. Weiler,         None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barry D. Weiss,                Vice President of HarbourView Asset Management
Vice President                 Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melissa Lynn Weiss,            Formerly an Associate at Hoguet Newman & Regal,
Vice President                 LLP (January 1998-May 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christine Wells,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph J. Welsh,               Vice President of HarbourView Asset Management
Vice President                 Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Diederick Wermolder,           Director of OppenheimerFunds International Ltd.;
Vice President                 Senior Vice President (Managing Director of the
                               International Division) of OFI Institutional
                               Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine M. White,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc. Formerly, Assistant Vice
                               President with Gruntal & Co. LLC (September 1998
                               - October 2000); member of the American Society
                               of Pension Actuaries (ASPA) since 1995.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William L. Wilby,              Formerly Senior Vice President of HarbourView
Senior Vice President          Asset Management Corporation (May 1999-July
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donna M. Winn,                 President, Chief Executive Officer and Director
Senior Vice President          of OFI Private Investments, Inc.; Director and
                               President of OppenheimerFunds Legacy Program;
                               Senior Vice President of OppenheimerFunds
                               Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Winston,               Formerly, principal at Richards & Tierney, Inc.
Senior Vice President          (March 1994-May 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip Witkower,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Brian W. Wixted,               Treasurer of HarbourView Asset Management
Senior Vice President and      Corporation; OppenheimerFunds International Ltd.,
Treasurer                      Oppenheimer Partnership Holdings, Inc.,
                               Oppenheimer Real Asset Management, Inc.,
                               Shareholder Services, Inc., Shareholder Financial
                               Services, Inc., OFI Private Investments, Inc.,
                               OFI Institutional Asset Management, Inc. and
                               OppenheimerFunds Legacy Program; Treasurer and
                               Chief Financial Officer of OFI Trust Company;
                               Assistant Treasurer of Oppenheimer Acquisition
                               Corp.

----------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carol Wolf,                    Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation; serves on the Board of
                               the Colorado Ballet.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kurt Wolfgruber,               Director of Tremont Advisers, Inc. (as of
Executive   Vice  President  & January 2002), HarbourView Asset Management
Chief  Investment  Officer and Corporation and OFI Institutional Asset
Director                       Management, Inc. (as of January 2003)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Caleb C. Wong,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward C. Yoensky,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Zachman,                  None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucy Zachman,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack                 General Counsel and Director of OppenheimerFunds
Senior Vice President and      Distributor, Inc.; General Counsel of Centennial
General Counsel                Asset Management Corporation; Senior Vice
                               President and General Counsel of HarbourView
                               Asset Management Corporation and OFI
                               Institutional Asset Management, Inc.; Senior
                               Vice President, General Counsel and Director of
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., OFI Private
                               Investments, Inc. and OFI Trust Company; Vice
                               President and Director of Oppenheimer
                               Partnership Holdings, Inc.; Secretary and
                               General Counsel of Oppenheimer Acquisition
                               Corp.; Director and Assistant Secretary of
                               OppenheimerFunds International Ltd.; Director of
                               Oppenheimer Real Asset Management, Inc.; Vice
                               President of OppenheimerFunds Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Neal A. Zamore,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark D. Zavanelli,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alex Zhou,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Arthur J. Zimmer,              Senior Vice President (since April 1999) of
Senior Vice President          HarbourView Asset Management Corporation.

---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York  Municipal Fund  (Rochester  Portfolio
Series)
Oppenheimer AMT-Free New York Municipals
Oppenheimer  Bond Fund (a series  of  Oppenheimer  Integrity
Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer  International  Large-Cap Core Fund (a series of
Oppenheimer International Large-
    Cap Core Trust)
Oppenheimer International Small Company Fund
Oppenheimer   International   Value   Fund  (a   series   of
Oppenheimer International Value Trust)
Oppenheimer Limited-Term Government Fund
Oppenheimer   Limited  Term  Municipal  Fund  (a  series  of
Oppenheimer Municipal Fund)
Oppenheimer  Main Street Fund (a series of Oppenheimer  Main
Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi Cap Value Fund
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Municipal Bond Fund
Oppenheimer  Principal  Protected Main Street Fund (a series of Oppenheimer Principal
     Protected Trust)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Managers (4 series):
     Mercury Advisors Focus Growth Fund
     Salomon Brothers All Cap Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Core Diversified Hedge Fund
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Market Neutral Hedge Fund
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The  address  of  the   Oppenheimer   funds  listed   above,
Shareholder Financial Services,  Inc., Shareholder Services,
Inc.,    OppenheimerFunds    Services,    Centennial   Asset
Management    Corporation,    Centennial    Capital   Corp.,
Oppenheimer    Real    Asset     Management,     Inc.    and
OppenheimerFunds  Legacy  Program is 6803 South  Tucson Way,
Centennial, Colorado 80112-3924.

The  address  of  OppenheimerFunds,  Inc.,  OppenheimerFunds
Distributor,     Inc.,    HarbourView    Asset    Management
Corporation,   Oppenheimer   Partnership   Holdings,   Inc.,
Oppenheimer  Acquisition  Corp.,  OFI  Private  Investments,
Inc.,  OFI   Institutional   Asset   Management,   Inc.  and
Oppenheimer  Trust Company is 498 Seventh Avenue,  New York,
New York 10018.

The address of Tremont Advisers,  Inc. is 555 Theodore Fremd
Avenue, Suite 206-C, Rye, New York 10580.

The address of  OppenheimerFunds  International Ltd. is Bloc
C, Irish Life Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management  Corporation is
301 North Spring Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter
------------------------------

(a)   OppenheimerFunds Distributor, Inc. is the Distributor
of the Registrant's shares. It is also the Distributor of
each of the other registered open-end investment companies
for which OppenheimerFunds, Inc. is the investment adviser,
as described in Part A and B of this Registration Statement
and listed in Item 26(b) above (except Oppenheimer
Multi-Sector Income Trust and Panorama Series Fund, Inc.)
and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's
principal underwriter are:

---------------------------------------------------------------------------------

Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan(1)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante(1)            Secretary                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jason R. Bach                   Vice President            None
3264 Winthrop Circle
Marietta, GA 30067

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Barker                    Vice President            None
2901B N. Lakewood Avenue
Chicago, IL 60657

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert(1)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gabriella Bercze(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas S. Blankenship          Vice President            None
17011 Wood Bark Road
Springs, TX 77379

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Blinzler(1)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David A Borrelli                Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Brennan                Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

L. Scott Brooks(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Burton                    Vice President            None
4127 Towne Green Circle
Addison, TX 75001

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Mary Byron             Vice President            None
6 Dahlia Drive
Irvine, CA 92618

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Chonofsky                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert A. Coli                  Vice President            None
12 White Tail Lane
Bedminster, NJ 07921

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Crockett(2)             Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey D. Damia(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Davis(2)                   Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stephen J. Demetrovits(2)       Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph A. DiMauro               Vice President            None
522 Lakeland Avenue
Grosse Pointe, MI 48230

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Dombrower(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cliff H. Dunteman               Vice President            None
N 53 27761 Bantry Road
Sussex, WI 53089-45533

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Eiler(2)                   Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Fahey                 Senior Vice President     None
2 Pheasant Drive
Ringoes, NJ 08551

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Katherine P. Feld(2)            Vice President            Assistant Secretary

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark J. Ferro(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding(3)           Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick W. Flynn (1)            Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John E. Forrest(2)              Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John ("J) Fortuna(2)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

P. Lyman Foster(2)              Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Luiggino J. Galleto             Vice President            None
10302 Riesling Court
Charlotte, NC 28277

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raquel Granahan(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Clifford W. Heidinger           Vice President            None
111 Ipswich Road
Boxford, MA 01921

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillipe D. Hemery              Vice President            None
5 Duck Pond Lane
Ramsey, NJ 07446

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elyse R. Jurman Herman          Vice President            None
3150 Equestrian Drive
Boca Raton, FL 33496

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William E. Hortz(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward Hrybenko(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian F. Husch(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives(1)             Vice President            Assistant Secretary

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric K. Johnson(1)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina J. Keller(2)          Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian G. Kelly                  Vice President            None
76 Daybreak Road
Southport, CT 06490

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Keogh(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Klassen(1)                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Knott(1)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dean Kopperud(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brent A. Krantz                 Senior Vice President     None
P. O. Box 1313
Seahurst, WA 98062

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David T. Kuzia                  Vice President            None
19102 Miranda Circle
Omaha, NE 68130

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul R. LeMire                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Evan M. Lereah                  Vice President            None
1468 Catlin Lane
Alexandria, VA 22311

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dawn Lind                       Vice President            None
21 Meadow Lane
Rockville Centre, NY 11570

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Malissa Lischin(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Montana Low                     Vice President            None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John J. Lynch                   Vice President            None
6325 Bryan Parkway
Dallas, TX 75214

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Lyman                     Vice President            None
7578 Massachusetts Pl
Rancho Cucamonga, CA 91730

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Macken                     Vice President            None
462 Lincoln Avenue
Sayville, NY 11782

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Magee(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Todd A. Marion                  Vice President            None
24 Midland Avenue
Cold Spring Harbor, NY 11724

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Anthony P. Mazzariello          Vice President            None
8 Fairway Road
Sewickley, PA 15143

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent C. McGowan                 Vice President            None
9510 190th Place SE
Edmonds, WA 98020

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Moser(1)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John V. Murphy(2)               Director                  President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina Nasta(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin P. Neznek(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chad V. Noel                    Vice President            None
2408 Eagleridge Drive
Henderson, NV 89014

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradford Norford                Vice President            None
2217 Ivan Street #911
Dallas, TX 75201

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raymond C. Olson(1)             Assistant Vice President  None
                                & Treasurer

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Perkes                 Vice President            None
8734 Shady Shore Drive
Frisco, TX 75034

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gazell Pettway, Jr.             Vice President            None
18970 Vogel Farm Trail
Eden Paire, MN 55347

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Presutti(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elaine Puleo-Carter(2)          Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher L. Quinson          Vice President            None
7675 Cayuga Drive
Cincinnati, OH 45243

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gary D. Rakan                   Vice President            None
10860 Fairwoods Drive
Fishers, IN 46038

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ruxandra Risko(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David R. Robertson(2)           Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James H. Ruff(2)                President & Director      None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Saunders                   Vice President            None
911 North Orange Avenue #401
Orlando, FL 32801

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tonya Sax                       Vice President            None
2625 N. Paula Drive
Dunedin, FL 34698

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alfredo Scalzo                  Vice President            None
9616 Lake Chase Island Way
Tampa, FL 33626

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Schmitt(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debbie A. Simon                 Vice President            None
1 W. Superior Street, Apt. 4101
Chicago, IL 60610

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas Bruce Smith             Vice President            None
8927 35th Street W.
University Place, WA 98466

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan Stein                     Vice President            None
5897 NW 120th Terrace
Coral Springs, FL 33076

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Stoma(2)                   Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sussman(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George T. Sweeney               Senior Vice President     None
5 Smoke House Lane
Hummelstown, PA 17036

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Taylor(2)                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin Telles(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan K.Toma                    Vice President            None
7311 W. 145th Terrace
Overland Park, KS 66223

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Floyd A. Tucker                 Vice President            None
4884 Stauffer Avenue SE
Kentwood, MI 49508

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Vandehey(1)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermete                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Teresa Ward(1)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine White(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Wilson(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donna Winn(2)                   Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip Witkower(2)              Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregor D. Yuska                 Vice President            None
16035 Canterbury Estates Dr.
Ellisville, MO 63021

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack(2)               General Counsel &         Vice President &
                                Director                  Secretary

---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)498 Seventh Avenue, New York, NY 10018
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

The  accounts,  books and  other  documents  required  to be maintained  by  Registrant  pursuant to Section 31(a) of the
Investment   Company  Act  of  1940  and  rules  promulgated
thereunder are in the possession of  OppenheimerFunds,  Inc.
at  its  offices  at  6803  South  Tucson  Way,  Centennial,
Colorado 80112-3924.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                         SIGNATURES

Pursuant to the requirements of the Securities Act of 1933
and/or the Investment Company Act of 1940, the Registrant
certifies that it meets all the requirements for
effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly
caused this Registration Statement to be signed on its
behalf by the undersigned, thereunto duly authorized, in
the City of New York and State of New York on the 23rd day
of October, 2003

                                          Oppenheimer Main Street Funds, Inc.

                                          By:  /s/ John V. Murphy*
                                          --------------------------------------
                                          John V. Murphy, President, Principal
                                          Executive Officer & Director

Pursuant to the requirements of the Securities Act of 1933,
this Registration Statement has been signed below by the
following persons in the capacities on the dates indicated:

Signatures                            Title                          Date

/s/ James C. Swain*           Chairman of the Board
-----------------------       of Directors                   October 21, 2003
James C. Swain

/s/ William L. Armstrong*     Vice Chairman of the           October 21, 2003
----------------------------- Board of Directors
William L. Armstrong

/s/ John V. Murphy*           President, Principal           October 21, 2003
------------------------      Executive Officer & Director
John V. Murphy

/s/ Brian W. Wixted*          Treasurer, Principal Financial October 21, 2003
-------------------------     & Accounting Officer
Brian W. Wixted

/s/ Robert G. Avis*           Director                       October 21, 2003
----------------------
Robert G. Avis

/s/ George Bowen*             Director                      October 21, 2003
----------------------
George Bowen

/s/ Edward Cameron*           Director                      October 21, 2003
------------------------
Edward Cameron

/s/ Jon S. Fossel*            Director                      October 21, 2003
--------------------
Jon S. Fossel

/s/ Sam Freedman*             Director                      October 21, 2003
----------------------
Sam Freedman

/s/ Beverly L. Hamilton*      Director                      October 21, 2003
------------------------------
Beverly L. Hamilton

/s/ Robert J. Malone*         Director                      October 21, 2003
--------------------------
Robert J. Malone

/s/ F. William Marshall, Jr.* Director                      October 21, 2003
--------------------------------
F. William Marshall, Jr.

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

            OPPENHEIMER MAIN STREET FUNDS, INC.
              Post-Effective Amendment No. 30

                       EXHIBIT INDEX

         Exhibit No.          Description
         -----------          -----------

         23 (a) (xvi)         Articles of Amendment

         23(c) (i)            Specimen    Class    A   Stock
Certificate

         23(c) (ii)           Specimen    Class    B   Stock
Certificate

         23(c) (iii)          Specimen    Class    C   Stock
Certificate

         23(c) (iv)           Specimen    Class    N   Stock
Certificate

         23(c) (v)            Specimen    Class    Y   Stock
Certificate

         23(j)                Independent Auditors' Consent